UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number   811-21714

  MML Series Investment Fund II

                                               (Exact name of registrant as specified in charter)

                                           100 Bright Meadow Blvd., Enfield, CT 06082

                    (Address of principal executive offices)                                                     (Zip code)

  Eric Wietsma

  100 Bright Meadow Blvd., Enfield, CT 06082

                                                                      (Name and address of agent for service)

  Registrant’s telephone number, including area code:      (860) 562-1000

  Date of fiscal year end:    12/31/19

  Date of reporting period:    6/30/19

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

MML Series Investment Fund II

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2019

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

June 30, 2019

Welcome to the MML Series Investment Fund II Semiannual Report, covering the six-month period from January 1, 2019 to June 30, 2019.

Market Highlights

•	During the period, U.S. stock prices enjoyed some of their best returns for the first six months since the late 1990s.

•	Data throughout the period pointed to more uneven global economic growth with markets only rebounding after assurances by the Federal Reserve Board (the Fed) that it would hold off on raising interest rates in 2019.

•	Developed-market and emerging-market foreign stocks trailed U.S. stock returns for the period, though both developed-market and emerging-market foreign stocks were up for the period and delivered solid returns.

•	U.S. bonds benefited from declining U.S. Treasury yields and the Fed’s pause in rate hikes. As a result, bond markets enjoyed broad positive returns for the period.

Market Commentary

Following one of the worst fourth quarters they had ever experienced, stock markets rebounded to enjoy some of the best first half returns since the late 1990s. The rebound gained momentum during the first quarter on expectations that the Fed would not raise interest rates in 2019. The previous year had seen four rate hikes. The rebound accelerated through turbulence caused by ongoing trade tensions and geopolitical sabre rattling as markets came to expect that the Fed might even reduce the federal funds rate (the interest rate that banks and financial institutions charge each other for borrowing funds overnight). By the end of the period, the market anticipated two possible rate reductions in what remains of 2019 and stock market growth accelerated to new records in major stock indexes.

Global growth remains positive, but less synchronized and more restrained than in the recent past. We believe the U.S. economy is showing signs that it may be in the late stages of the current business cycle. For example, a tightening labor market yields low unemployment rates but tends to drive up wage growth, putting pressure on corporate earnings. In addition, declining claims for unemployment benefits may point to a nearer plateau in employment growth. Lastly, we believe recent softness in housing data tends to be consistent with late cycle trends. While talk of recession naturally follows evidence of late cycle indicators, we agree with the general consensus that the risk of near-term recession appears to be low.

The broad market S&P 500® Index* delivered a strong 18.54% gain for the first half of 2019. The technology-heavy NASDAQ Composite Index outperformed for the same period, returning 21.33% growth. The Dow Jones Industrial Average is also up 14.99% so far this year. Small- and mid-cap stocks slightly underperformed their larger peers and value stocks widely underperformed their growth peers. The positive momentum carried broadly across all market sectors for the period with all sectors delivering double-digit returns. The technology, communications services, and industrials sectors led during the period, while healthcare, utilities, and energy brought up the rear.

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited) (Continued)

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, but delivered 14.03% returns for the first half of 2019. Central banks voiced unanimous willingness to continue monetary stimulus in support of the current expansion. In addition, the G20 summit towards the end of June seemed to encourage confidence in a resolution, or at least de-escalation, of trade tensions between the U.S. and China. Emerging-market stock markets, as measured by the MSCI Emerging Markets Index, fared a little worse than developed markets, returning 10.58% for the period.

The Fed once again asserted its influence on markets during this reporting period. This time it was not what they did, but what they did not do that helped. The year started with an expectation of multiple rate hikes in 2019, following the trend set in 2018. As markets began to show signs of bogging down, Fed chair Jerome Powell expressed the Fed’s intent to support ongoing growth through delaying planned rate hikes. Market concerns eased when the Fed set expectations for no more rate hikes in 2019. Optimism returned as the options market began forecasting the possibilities of rate cuts before the end of the year.

The Fed’s inaction, along with prospects of dropping rates, boosted bond markets during the first half of 2019. Bond yields fell, lifting returns on high-quality fixed income assets. The 10-year U.S. Treasury bond ended June at 2.00%, down .66% from the first of the year. Since falling yields drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 6.11%. Investment-grade and high-yield corporate bonds also fared well in the falling yield environment. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period up 9.85%. The Bloomberg Barclays U.S. Corporate High Yield Index fared slightly better, ending the period up 9.94%.

Review and maintain your strategy

MassMutual remains committed to helping people secure their long-term future and protect the ones they love. While investors enjoyed broad positive returns over the first half of 2019, we’d like to remind you that, as a retirement investor, it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. Optimism about continued economic expansion should be balanced with the constant reminder that past performance does not guarantee future results. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend the value a personal financial professional can bring you by helping you define an investment strategy that aligns with your risk tolerance comfort level, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

© 2019 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA. All rights reserved. www.massmutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 100 Bright Meadow Blvd., Enfield, CT 06082. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 7/1/19 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MML Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blend Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital. The Fund invests across different asset classes (equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the three segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Barings LLC (Barings).

MML Blend Fund Portfolio Characteristics (% of Net Assets) on 6/30/19

Common Stock	62.7%
Corporate Debt	13.7%
Non-U.S. Government Agency Obligations	11.7%
U.S. Government Agency Obligations and Instrumentalities	10.0%
U.S. Treasury Obligations	0.6%
Sovereign Debt Obligations	0.3%
Municipal Obligations	0.3%
Purchased Options	0.2%
Mutual Funds	0.1%
Preferred Stock	0.1%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

3

MML Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Fund, and who are the Fund’s subadvisers?

The Fund’s primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate. The Fund invests primarily in common stocks of companies that the subadvisers believe are undervalued in the marketplace, with a focus on securities of larger size companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, preferred stocks, securities convertible into common or preferred stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund’s two subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which managed approximately 36% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 64% of the Fund’s portfolio, as of June 30, 2019. T. Rowe Price replaced OppenheimerFunds, Inc. as subadviser effective May 17, 2019.

MML Equity Fund Largest Holdings (% of Net Assets) on 6/30/19

Bank of America Corp.	3.1%
JP Morgan Chase & Co.	3.0%
Pfizer, Inc.	2.6%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.3%
Exxon Mobil Corp.	2.3%
Apple, Inc.	2.1%
Microsoft Corp.	2.0%
Verizon Communications, Inc.	1.9%
Merck & Co., Inc.	1.9%

23.8%

MML Equity Fund Sector Table (% of Net Assets) on 6/30/19

Financial	27.9%
Consumer, Non-cyclical	20.7%
Technology	12.7%
Industrial	10.2%
Energy	7.7%
Communications	6.3%
Consumer, Cyclical	6.2%
Utilities	5.0%
Basic Materials	2.2%
Mutual Funds	0.5%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

4

MML Managed Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Managed Bond Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MML Managed Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/19

Corporate Debt	35.7%
Non-U.S. Government Agency Obligations	31.1%
U.S. Government Agency Obligations and Instrumentalities	27.3%
U.S. Treasury Obligations	2.6%
Purchased Options	0.9%
Municipal Obligations	0.8%
Sovereign Debt Obligations	0.6%
Preferred Stock	0.2%
Mutual Funds	0.2%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

5

MML U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML U.S. Government Money Market Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to achieve current income consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. It is important to note that this Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund’s subadviser is Barings LLC (Barings).

MML U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 6/30/19

Discount Notes	77.2%
Repurchase Agreement	11.1%
U.S. Treasury Bonds & Notes	11.6%

Total Short-Term Investments	99.9%
Other Assets and Liabilities	0.1%

Net Assets	100.0%

6

MML Blend Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 62.8%

COMMON STOCK — 62.7%
Basic Materials — 1.3%
Chemicals — 1.0%
Air Products & Chemicals, Inc.	555	$125,635
Celanese Corp.	5,200	560,560
CF Industries Holdings, Inc.	10,690	499,330
Dow, Inc. (a)	13,006	641,326
DuPont de Nemours, Inc.	16,906	1,269,133
Eastman Chemical Co.	6,070	472,428
Ecolab, Inc.	2	395
Linde PLC	9,576	1,922,861
LyondellBasell Industries NV Class A	8,640	744,163
The Mosaic Co.	6,700	167,701
PPG Industries, Inc.	2,818	328,889
The Sherwin-Williams Co.	563	258,017

		6,990,438

Forest Products & Paper — 0.1%
International Paper Co.	18,987	822,517

Iron & Steel — 0.1%
Nucor Corp.	21,956	1,209,776

Mining — 0.1%
Freeport-McMoRan, Inc.	19,464	225,977
Newmont Goldcorp Corp.	4,770	183,502

		409,479

		9,432,210

Communications — 10.9%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	22,122	499,736
Omnicom Group, Inc.	8,147	667,647

		1,167,383

Internet — 6.8%
Alphabet, Inc. Class A (a)	6,570	7,113,996
Alphabet, Inc. Class C (a)	5,731	6,194,695
Amazon.com, Inc. (a)	7,960	15,073,295
Booking Holdings, Inc. (a)	1,721	3,226,376
eBay, Inc.	20,777	820,691
Expedia Group, Inc.	1,877	249,697
F5 Networks, Inc. (a)	1,400	203,882
Facebook, Inc. Class A (a)	63,490	12,253,570
Netflix, Inc. (a)	5,633	2,069,113
Symantec Corp.	55	1,197
TripAdvisor, Inc. (a)	37	1,713
VeriSign, Inc. (a)	2,991	625,598

		47,833,823

Media — 1.5%
CBS Corp. Class B	7,557	377,094
Charter Communications, Inc. Class A (a)	211	83,383

	Number of Shares	Value
Comcast Corp. Class A	136,224	$5,759,551
Discovery, Inc. Class A (a)	49,400	1,516,580
Discovery, Inc. Class C (a)	31,343	891,709
DISH Network Corp. Class A (a)	6,600	253,506
Fox Corp. Class A (a)	2,022	74,086
Fox Corp. Class B (a)	2,700	98,631
News Corp. Class A	7,566	102,065
Viacom, Inc. Class B	21,110	630,556
The Walt Disney Co.	4,236	591,515

		10,378,676

Telecommunications — 2.4%
AT&T, Inc.	53,026	1,776,901
CenturyLink, Inc.	101,328	1,191,617
Cisco Systems, Inc.	137,842	7,544,093
Corning, Inc.	8,167	271,389
Juniper Networks, Inc.	7,289	194,106
Motorola Solutions, Inc.	5,487	914,848
Verizon Communications, Inc.	94,455	5,396,214

		17,289,168

		76,669,050

Consumer, Cyclical — 5.0%
Airlines — 0.5%
Alaska Air Group, Inc.	300	19,173
American Airlines Group, Inc.	2,200	71,742
Delta Air Lines, Inc.	23,200	1,316,600
Southwest Airlines Co.	14,483	735,447
United Continental Holdings, Inc. (a)	11,700	1,024,335

		3,167,297

Apparel — 0.5%
Capri Holdings Ltd. (a)	2,800	97,104
Hanesbrands, Inc.	8,300	142,926
NIKE, Inc. Class B	28,484	2,391,232
PVH Corp.	1,620	153,317
Ralph Lauren Corp.	2,960	336,226
Tapestry, Inc.	6,220	197,361
Under Armour, Inc. Class C (a)	1,900	42,180
VF Corp.	2,200	192,170

		3,552,516

Auto Manufacturers — 0.4%
Ford Motor Co.	74,313	760,222
General Motors Co.	29,000	1,117,370
PACCAR, Inc.	12,722	911,658

		2,789,250

Auto Parts & Equipment — 0.0%
BorgWarner, Inc.	4,800	201,504

Distribution & Wholesale — 0.1%
Copart, Inc. (a)	4,400	328,856
Fastenal Co.	164	5,345
W.W. Grainger, Inc.	1,072	287,542

		621,743

The accompanying notes are an integral part of the financial statements.

7

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.1%
D.R. Horton, Inc.	4,747	$204,738
PulteGroup, Inc.	22,973	726,406

		931,144

Home Furnishing — 0.1%
Leggett & Platt, Inc.	86	3,300
Whirlpool Corp.	2,933	417,542

		420,842

Housewares — 0.0%
Newell Brands, Inc.	4,600	70,932

Leisure Time — 0.2%
Harley-Davidson, Inc.	3,302	118,311
Norwegian Cruise Line Holdings Ltd. (a)	16,400	879,532
Royal Caribbean Cruises Ltd.	4,910	595,141

		1,592,984

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	12,700	1,241,298
Marriott International, Inc. Class A	921	129,207
Wynn Resorts Ltd.	8	992

		1,371,497

Retail — 2.9%
Advance Auto Parts, Inc.	1,010	155,681
AutoZone, Inc. (a)	854	938,947
Best Buy Co., Inc.	7,792	543,336
Chipotle Mexican Grill, Inc. (a)	350	256,508
Costco Wholesale Corp.	6,110	1,614,629
Darden Restaurants, Inc.	2,654	323,071
Dollar Tree, Inc. (a)	48	5,155
Foot Locker, Inc.	15,900	666,528
The Gap, Inc.	10,990	197,490
Genuine Parts Co.	3,264	338,085
The Home Depot, Inc.	14,967	3,112,687
Kohl’s Corp.	8,530	405,602
L Brands, Inc.	2,200	57,420
Lowe’s Cos., Inc.	2,095	211,406
Macy’s, Inc.	10,351	222,132
McDonald’s Corp.	210	43,609
Nordstrom, Inc.	10,308	328,413
O’Reilly Automotive, Inc. (a)	1,743	643,725
Ross Stores, Inc.	5,414	536,636
Starbucks Corp.	46,354	3,885,856
Target Corp.	17,286	1,497,141
Tiffany & Co.	802	75,099
The TJX Cos., Inc.	16,412	867,867
Walgreens Boots Alliance, Inc.	10,857	593,552
Walmart, Inc.	19,862	2,194,552
Yum! Brands, Inc.	3,675	406,712

		20,121,839

	Number of Shares	Value
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,791	$294,953

		35,136,501

Consumer, Non-cyclical — 13.5%
Agriculture — 0.7%
Altria Group, Inc.	67,159	3,179,979
Archer-Daniels-Midland Co.	92	3,754
Philip Morris International, Inc.	26,186	2,056,386

		5,240,119

Beverages — 0.8%
Brown-Forman Corp. Class B	15	831
The Coca-Cola Co.	30,030	1,529,128
Constellation Brands, Inc. Class A	542	106,741
Molson Coors Brewing Co. Class B	1,500	84,000
Monster Beverage Corp. (a)	8,400	536,172
PepsiCo, Inc.	24,860	3,259,892

		5,516,764

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc. (a)	2,850	373,293
Amgen, Inc.	18,051	3,326,438
Biogen, Inc. (a)	7,472	1,747,477
Celgene Corp. (a)	25,576	2,364,245
Gilead Sciences, Inc.	28,510	1,926,136
Incyte Corp. (a)	2,900	246,384
Regeneron Pharmaceuticals, Inc. (a)	2,090	654,170
Vertex Pharmaceuticals, Inc. (a)	5,240	960,911

		11,599,054

Commercial Services — 1.4%
Automatic Data Processing, Inc.	1,889	312,308
Cintas Corp.	8	1,898
Corteva, Inc. (a)	6	178
Equifax, Inc.	2	271
Gartner, Inc. (a)	3,590	577,775
H&R Block, Inc.	40,863	1,197,286
Moody’s Corp.	5,040	984,362
Nielsen Holdings PLC	23,400	528,840
PayPal Holdings, Inc. (a)	18,237	2,087,407
Quanta Services, Inc.	15,813	603,899
Robert Half International, Inc.	5,426	309,336
S&P Global, Inc.	6,358	1,448,289
Total System Services, Inc.	1,867	239,480
United Rentals, Inc. (a)	6,170	818,327
Verisk Analytics, Inc.	2,720	398,371

		9,508,027

Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.	20,806	1,491,166
The Estee Lauder Cos., Inc. Class A	3,620	662,858
The Procter & Gamble Co.	36,949	4,051,458

		6,205,482

The accompanying notes are an integral part of the financial statements.

8

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 0.8%
Campbell Soup Co.	11,724	$469,781
Conagra Brands, Inc.	7,774	206,166
General Mills, Inc.	19,062	1,001,136
The Hershey Co.	7,967	1,067,817
Hormel Foods Corp. (b)	3,232	131,025
The J.M. Smucker Co.	845	97,336
Kellogg Co.	28	1,500
The Kraft Heinz Co.	4,958	153,896
The Kroger Co.	24,258	526,641
McCormick & Co., Inc.	2,201	341,177
Mondelez International, Inc. Class A	1,275	68,723
Sysco Corp.	15,134	1,070,277
Tyson Foods, Inc. Class A	5,401	436,077

		5,571,552

Health Care – Products — 1.4%
Abbott Laboratories	19,401	1,631,624
Align Technology, Inc. (a)	1,370	374,969
Baxter International, Inc.	461	37,756
Becton Dickinson and Co.	2	504
Boston Scientific Corp. (a)	12,300	528,654
The Cooper Cos., Inc.	1,240	417,744
Danaher Corp.	2,996	428,188
DENTSPLY SIRONA, Inc.	56	3,268
Edwards Lifesciences Corp. (a)	1,750	323,295
Henry Schein, Inc. (a)	12,900	901,710
IDEXX Laboratories, Inc. (a)	1,830	503,854
Intuitive Surgical, Inc. (a)	1,208	633,656
Medtronic PLC	12,800	1,246,592
ResMed, Inc.	2,160	263,585
Stryker Corp.	2,780	571,512
Thermo Fisher Scientific, Inc.	4,591	1,348,285
Varian Medical Systems, Inc. (a)	7	953
Zimmer Biomet Holdings, Inc.	2,455	289,052

		9,505,201

Health Care – Services — 0.7%
Anthem, Inc.	386	108,933
Centene Corp. (a)	10,920	572,645
DaVita, Inc. (a)	7,630	429,264
HCA Healthcare, Inc.	9,790	1,323,314
Humana, Inc.	524	139,017
Laboratory Corp. of America Holdings (a)	2	346
Quest Diagnostics, Inc.	3,309	336,889
UnitedHealth Group, Inc.	9,464	2,309,311
Universal Health Services, Inc. Class B	50	6,519

		5,226,238

Household Products & Wares — 0.3%
Avery Dennison Corp.	1,915	221,527
Church & Dwight Co., Inc.	3,400	248,404

	Number of Shares	Value
The Clorox Co.	4,243	$649,646
Kimberly-Clark Corp.	7,345	978,942

		2,098,519

Pharmaceuticals — 4.9%
AbbVie, Inc.	46,022	3,346,720
Allergan PLC	1,250	209,287
AmerisourceBergen Corp.	11,307	964,035
Bristol-Myers Squibb Co.	52,967	2,402,053
Cardinal Health, Inc.	19,778	931,544
Cigna Corp. (a)	473	74,521
CVS Health Corp.	36,101	1,967,143
Eli Lilly & Co.	27,264	3,020,579
Johnson & Johnson	62,362	8,685,779
McKesson Corp.	9,735	1,308,287
Merck & Co., Inc.	69,983	5,868,075
Mylan NV (a)	18,547	353,135
Perrigo Co. PLC	1,000	47,620
Pfizer, Inc.	101,341	4,390,092
Zoetis, Inc.	4,890	554,966

		34,123,836

		94,594,792

Energy — 2.5%
Oil & Gas — 2.4%
Anadarko Petroleum Corp.	48	3,387
Apache Corp.	21	608
Cabot Oil & Gas Corp.	14,148	324,838
Chevron Corp.	40,638	5,056,993
Cimarex Energy Co.	13,400	795,022
ConocoPhillips	59,939	3,656,279
Devon Energy Corp.	6,447	183,869
Diamondback Energy, Inc.	2,460	268,066
EOG Resources, Inc.	5,478	510,331
Exxon Mobil Corp.	27,597	2,114,758
Helmerich & Payne, Inc.	60	3,037
Hess Corp.	3,032	192,744
HollyFrontier Corp.	6,700	310,076
Marathon Oil Corp.	7,327	104,117
Marathon Petroleum Corp.	2,100	117,348
Noble Energy, Inc.	56	1,254
Occidental Petroleum Corp.	36,515	1,835,974
Phillips 66	7,939	742,614
Pioneer Natural Resources Co.	1	154
Valero Energy Corp.	3,440	294,498

		16,515,967

Oil & Gas Services — 0.1%
Baker Hughes a GE Co.	31	763
Halliburton Co.	16,867	383,555
National Oilwell Varco, Inc.	1,094	24,320
Schlumberger Ltd.	4,531	180,062
TechnipFMC PLC	8,340	216,340

		805,040

The accompanying notes are an integral part of the financial statements.

9

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 0.0%
Kinder Morgan, Inc.	238	$4,970
The Williams Cos., Inc.	48	1,346

		6,316

		17,327,323

Financial — 11.7%
Banks — 4.1%
Bank of America Corp.	183,398	5,318,542
The Bank of New York Mellon Corp.	5,907	260,794
BB&T Corp.	3,166	155,546
Citigroup, Inc.	67,151	4,702,584
Citizens Financial Group, Inc.	23,200	820,352
Comerica, Inc.	16,921	1,229,141
Fifth Third Bancorp	11,821	329,806
The Goldman Sachs Group, Inc.	7,590	1,552,914
Huntington Bancshares, Inc.	6,800	93,976
JP Morgan Chase & Co.	68,782	7,689,828
KeyCorp	32,764	581,561
M&T Bank Corp.	2,545	432,828
Morgan Stanley	43,997	1,927,509
Northern Trust Corp.	3,459	311,310
The PNC Financial Services Group, Inc.	3,918	537,863
Regions Financial Corp.	26,715	399,122
State Street Corp.	6,576	368,650
SunTrust Banks, Inc.	8,400	527,940
SVB Financial Group (a)	2,100	471,639
US Bancorp	7,602	398,345
Wells Fargo & Co.	21,416	1,013,405
Zions Bancorp NA	2,041	93,845

		29,217,500

Diversified Financial Services — 3.1%
Alliance Data Systems Corp.	1,390	194,781
American Express Co.	5,839	720,766
Ameriprise Financial, Inc.	7,786	1,130,216
BlackRock, Inc.	1,450	680,485
Capital One Financial Corp.	9,452	857,674
The Charles Schwab Corp.	21,112	848,491
Discover Financial Services	17,183	1,333,229
E*TRADE Financial Corp.	23,861	1,064,201
Franklin Resources, Inc.	28,187	980,908
Intercontinental Exchange, Inc.	1,115	95,823
Invesco Ltd.	42,712	873,888
Jefferies Financial Group, Inc.	37	711
Mastercard, Inc. Class A	18,910	5,002,262
Nasdaq, Inc.	45	4,328
Raymond James Financial, Inc.	8,800	744,040
Synchrony Financial	29,000	1,005,430
T. Rowe Price Group, Inc.	4,706	516,295
Visa, Inc. Class A	31,672	5,496,676
The Western Union Co.	788	15,673

		21,565,877

	Number of Shares	Value
Insurance — 2.7%
Aflac, Inc.	14,844	$813,600
The Allstate Corp.	4,235	430,657
American International Group, Inc.	23,546	1,254,531
Aon PLC	3,445	664,816
Assurant, Inc.	96	10,212
Berkshire Hathaway, Inc. Class B (a)	26,816	5,716,367
Chubb Ltd.	1,208	177,926
Cincinnati Financial Corp.	4,419	458,118
Everest Re Group Ltd.	3,000	741,540
The Hartford Financial Services Group, Inc.	5,152	287,069
Lincoln National Corp.	17,651	1,137,607
Loews Corp.	14,483	791,786
Marsh & McLennan Cos., Inc.	5,813	579,847
MetLife, Inc.	32,190	1,598,877
Principal Financial Group, Inc.	8,129	470,832
The Progressive Corp.	18,114	1,447,852
Prudential Financial, Inc.	13,537	1,367,237
Torchmark Corp.	3,282	293,608
The Travelers Cos., Inc.	4,097	612,583
Unum Group	10,731	360,025

		19,215,090

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	8,087	414,863

Real Estate Investment Trusts (REITS) — 1.6%
Alexandria Real Estate Equities, Inc.	2,630	371,067
American Tower Corp.	3,069	627,457
Apartment Investment & Management Co. Class A	82	4,110
AvalonBay Communities, Inc.	2,081	422,818
Boston Properties, Inc.	3,793	489,297
Crown Castle International Corp.	1,450	189,008
Digital Realty Trust, Inc.	280	32,981
Duke Realty Corp.	9,000	284,490
Equinix, Inc.	120	60,515
Equity Residential	8,656	657,164
Essex Property Trust, Inc.	180	52,547
Extra Space Storage, Inc.	4,090	433,949
HCP, Inc.	12,035	384,879
Host Hotels & Resorts, Inc.	43,337	789,600
Iron Mountain, Inc.	48	1,502
Kimco Realty Corp.	47,867	884,582
The Macerich Co.	9,900	331,551
Mid-America Apartment Communities, Inc.	2,190	257,894
Prologis, Inc.	12,838	1,028,324
Public Storage	3,103	739,042
Realty Income Corp.	7,200	496,584
Regency Centers Corp.	3,900	260,286
Simon Property Group, Inc.	7,715	1,232,548
SL Green Realty Corp.	2,790	224,232

The accompanying notes are an integral part of the financial statements.

10

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ventas, Inc.	8,425	$575,849
Vornado Realty Trust	1,373	88,009
Welltower, Inc.	1,500	122,295
Weyerhaeuser Co.	26	685

		11,043,265

Savings & Loans — 0.1%
People’s United Financial, Inc.	25,351	425,390

		81,881,985

Industrial — 4.4%
Aerospace & Defense — 0.9%
Arconic, Inc.	35,808	924,562
The Boeing Co.	3,822	1,391,246
General Dynamics Corp.	602	109,456
L3 Technologies, Inc.	970	237,815
L3Harris Technologies, Inc.	3,490	660,064
Lockheed Martin Corp.	4,470	1,625,024
Northrop Grumman Corp.	348	112,442
Raytheon Co.	3,309	575,369
United Technologies Corp.	2,083	271,207

		5,907,185

Building Materials — 0.1%
Johnson Controls International PLC	2,565	105,960
Masco Corp.	19,425	762,237
Vulcan Materials Co.	5	687

		868,884

Electrical Components & Equipment — 0.0%
AMETEK, Inc.	2,500	227,100
Emerson Electric Co.	69	4,604

		231,704

Electronics — 1.0%
Agilent Technologies, Inc.	4,763	355,653
Allegion PLC	1,633	180,528
Amphenol Corp. Class A	64	6,140
FLIR Systems, Inc.	2,852	154,293
Fortive Corp.	5,878	479,174
Garmin Ltd.	2,100	167,580
Honeywell International, Inc.	19,962	3,485,166
Keysight Technologies, Inc. (a)	4,500	404,145
Mettler-Toledo International, Inc. (a)	760	638,400
PerkinElmer, Inc.	20	1,927
TE Connectivity Ltd.	8,500	814,130
Waters Corp. (a)	1,540	331,470

		7,018,606

Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	820	69,200

Environmental Controls — 0.2%
Pentair PLC	2,523	93,855
Republic Services, Inc.	337	29,198
Waste Management, Inc.	9,373	1,081,363

		1,204,416

	Number of Shares	Value
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,171	$193,964
Stanley Black & Decker, Inc.	2,419	349,812

		543,776

Machinery – Construction & Mining — 0.0%
Caterpillar, Inc.	1,915	260,995

Machinery – Diversified — 0.4%
Cummins, Inc.	5,555	951,794
Dover Corp.	9,773	979,255
Flowserve Corp.	1,870	98,530
Rockwell Automation, Inc.	1,683	275,726
Roper Technologies, Inc.	663	242,830
Xylem, Inc.	55	4,600

		2,552,735

Miscellaneous – Manufacturing — 0.7%
3M Co.	10,242	1,775,348
Eaton Corp. PLC	7,366	613,440
General Electric Co.	86	903
Illinois Tool Works, Inc.	7,115	1,073,013
Ingersoll-Rand PLC	3,630	459,812
Parker-Hannifin Corp.	2,268	385,583
Textron, Inc.	3,372	178,851

		4,486,950

Packaging & Containers — 0.1%
Ball Corp.	4	280
Packaging Corp. of America	5,550	529,026
Sealed Air Corp.	53	2,267
WestRock Co.	7,467	272,322

		803,895

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	4,300	966,382

Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	2,520	212,562
CSX Corp.	19,307	1,493,783
Expeditors International of Washington, Inc.	126	9,558
Norfolk Southern Corp.	7,813	1,557,365
Union Pacific Corp.	11,252	1,902,826
United Parcel Service, Inc. Class B	5,660	584,508

		5,760,602

		30,675,330

Technology — 11.6%
Computers — 3.9%
Accenture PLC Class A	12,730	2,352,122
Apple, Inc.	90,857	17,982,417
Cognizant Technology Solutions Corp. Class A	756	47,923
DXC Technology Co.	7,579	417,982
Fortinet, Inc. (a)	6,600	507,078

The accompanying notes are an integral part of the financial statements.

11

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hewlett Packard Enterprise Co.	50,874	$760,566
HP, Inc.	44,074	916,298
International Business Machines Corp.	16,440	2,267,076
NetApp, Inc.	8,998	555,177
Seagate Technology PLC	15,600	735,072
Western Digital Corp.	7,147	339,840

		26,881,551

Office & Business Equipment — 0.2%
Xerox Corp.	38,736	1,371,642

Semiconductors — 2.3%
Analog Devices, Inc.	1,072	120,997
Applied Materials, Inc.	15,639	702,347
Broadcom, Inc.	7,049	2,029,125
Intel Corp.	58,123	2,782,348
KLA-Tencor Corp.	2,179	257,558
Lam Research Corp.	6,193	1,163,293
Maxim Integrated Products, Inc.	6,600	394,812
Microchip Technology, Inc.	21	1,821
Micron Technology, Inc. (a)	29,817	1,150,638
NVIDIA Corp.	1,906	313,022
QUALCOMM, Inc.	29,200	2,221,244
Skyworks Solutions, Inc.	1,110	85,770
Texas Instruments, Inc.	38,164	4,379,701
Xilinx, Inc.	5,996	707,048

		16,309,724

Software — 5.2%
Activision Blizzard, Inc.	200	9,440
Adobe, Inc. (a)	4,860	1,431,999
Akamai Technologies, Inc. (a)	2,026	162,364
Autodesk, Inc. (a)	2,957	481,695
Broadridge Financial Solutions, Inc.	720	91,930
Cadence Design Systems, Inc. (a)	10,500	743,505
Cerner Corp.	16,000	1,172,800
Citrix Systems, Inc.	4,937	484,517
Electronic Arts, Inc. (a)	3,467	351,069
Fidelity National Information Services, Inc.	1,880	230,638
Fiserv, Inc. (a)	3,352	305,568
Intuit, Inc.	6,190	1,617,633
Microsoft Corp.	165,015	22,105,409
MSCI, Inc.	1,700	405,943
Oracle Corp.	89,757	5,113,456
Paychex, Inc.	5,864	482,549
Red Hat, Inc. (a)	4,141	777,514
salesforce.com, Inc. (a)	1,574	238,823
Synopsys, Inc. (a)	2,630	338,455

		36,545,307

		81,108,224

	Number of Shares	Value
Utilities — 1.8%
Electric — 1.8%
AES Corp.	55,387	$928,286
Alliant Energy Corp.	5,400	265,032
Ameren Corp.	4,060	304,947
American Electric Power Co., Inc.	8,085	711,561
CenterPoint Energy, Inc.	4,131	118,270
CMS Energy Corp.	7,903	457,663
Consolidated Edison, Inc.	5,982	524,502
Dominion Energy, Inc.	1,747	135,078
DTE Energy Co.	3,020	386,198
Duke Energy Corp.	15,190	1,340,365
Edison International	426	28,717
Entergy Corp.	4,798	493,858
Evergy, Inc.	5,300	318,795
Eversource Energy	7,112	538,805
Exelon Corp.	22,140	1,061,392
FirstEnergy Corp.	4,480	191,789
NextEra Energy, Inc.	150	30,729
NRG Energy, Inc.	8,000	280,960
Pinnacle West Capital Corp.	1,396	131,350
PPL Corp.	32,718	1,014,585
Public Service Enterprise Group, Inc.	9,924	583,730
Sempra Energy	4,711	647,480
The Southern Co.	19,122	1,057,064
WEC Energy Group, Inc.	4,542	378,666
Xcel Energy, Inc.	11,572	688,418

		12,618,240

Gas — 0.0%
NiSource, Inc.	713	20,534

		12,638,774

TOTAL COMMON STOCK (Cost $319,108,665)		439,464,189

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 0/ /0	20,000	512,800

TOTAL PREFERRED STOCK (Cost $500,000)		512,800

TOTAL EQUITIES (Cost $319,608,665)		439,976,989

The accompanying notes are an integral part of the financial statements.

12

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 36.6%

CORPORATE DEBT — 13.7%
Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	$80,000	$106,100

Agriculture — 0.3%
BAT Capital Corp. 3.222% 8/15/24	275,000	276,806
4.390% 8/15/37	150,000	142,141
Bunge Ltd. Finance Corp. 3.250% 8/15/26	767,000	741,488
4.350% 3/15/24	350,000	365,123
Reynolds American, Inc. 5.850% 8/15/45	320,000	344,643

		1,870,201

Airlines — 0.3%
American Airlines Group, Inc. 5.500% 10/01/19 (c)	1,379,000	1,385,206
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	27,324	27,892
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	271,346	283,693
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	91,818	95,267
WestJet Airlines Ltd. 3.500% 6/16/21 (c)	117,000	117,656

		1,909,714

Auto Manufacturers — 0.6%
Ford Motor Co. 5.291% 12/08/46	80,000	74,413
Ford Motor Credit Co. LLC 3.336% 3/18/21	400,000	402,054
3.810% 1/09/24	450,000	449,828
4.140% 2/15/23	465,000	473,726
4.375% 8/06/23	475,000	487,806
5.085% 1/07/21	238,000	245,247
General Motors Co. 4.200% 10/01/27	215,000	216,505
5.150% 4/01/38	130,000	128,140
General Motors Financial Co., Inc. 3.500% 11/07/24	740,000	738,545
4.150% 6/19/23	582,000	599,458
4.200% 11/06/21	301,000	309,936

		4,125,658

Banks — 1.9%
Associated Banc-Corp. 4.250% 1/15/25	494,000	517,379

	Principal Amount	Value
Bank of America Corp. 4.183% 11/25/27	$555,000	$587,957
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	200,000	217,769
4.750% 4/21/45	125,000	143,410
6.110% 1/29/37	220,000	280,578
7.750% 5/14/38	95,000	140,207
Bank of Montreal 3.803% VRN 12/15/32 (d)	395,000	400,573
The Bank of Nova Scotia 4.500% 12/16/25	200,000	215,305
4.650% VRN 12/31/99 (d) (e)	715,000	684,048
Barclays Bank PLC 10.179% 6/12/21 (c)	440,000	498,015
Barclays PLC 3.905% FRN 5/16/24 (d)	345,000	339,916
4.337% 1/10/28	260,000	266,248
CIT Group, Inc. 4.750% 2/16/24	392,000	416,472
Citigroup, Inc. 3.875% 3/26/25	387,000	403,867
8.125% 7/15/39	90,000	143,965
Credit Suisse AG 6.500% 8/08/23 (c)	350,000	385,000
Credit Suisse Group AG 4.282% 1/09/28 (c)	500,000	527,843
Deutsche Bank AG 3.150% 1/22/21	310,000	307,662
Discover Bank 4.682% VRN 8/09/28 (d)	495,000	512,949
First Republic Bank 4.375% 8/01/46	935,000	967,967
Fulton Financial Corp. 3.600% 3/16/22	230,000	233,044
The Goldman Sachs Group, Inc. 4.250% 10/21/25	100,000	106,038
5.950% 1/15/27	212,000	248,468
6.250% 2/01/41	60,000	80,450
HSBC Holdings PLC 4.250% 3/14/24	200,000	211,140
4.583% VRN 6/19/29 (d)	455,000	497,616
ING Groep NV 3.550% 4/09/24	290,000	299,988
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	253,226
Morgan Stanley 4.350% 9/08/26	775,000	831,053
5.000% 11/24/25	275,000	304,446
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	350,000	353,899
SVB Financial Group 3.500% 1/29/25	400,000	408,100

The accompanying notes are an integral part of the financial statements.

13

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The The Goldman Sachs Group, Inc. 6.750% 10/01/37	$200,000	$261,590
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (c)	445,000	444,355
Valley National Bancorp 5.125% 9/27/23	245,000	260,543
Wells Fargo & Co. 5.375% 11/02/43	159,000	193,648
5.606% 1/15/44	110,000	137,465

		13,082,199

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	825,000	918,581
Molson Coors Brewing Co. 4.200% 7/15/46	285,000	272,074
5.000% 5/01/42	60,000	63,340

		1,253,995

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	90,000	103,462
Celgene Corp. 3.450% 11/15/27	290,000	302,313
4.350% 11/15/47	200,000	220,777

		626,552

Building Materials — 0.2%
CRH America Finance, Inc. 3.950% 4/04/28 (c)	520,000	531,649
Standard Industries, Inc. 5.000% 2/15/27 (c)	771,000	780,637
5.375% 11/15/24 (c)	246,000	254,610
5.500% 2/15/23 (c)	178,000	182,895

		1,749,791

Chemicals — 0.4%
DuPont de Nemours, Inc. 5.319% 11/15/38	365,000	428,573
Huntsman International LLC 5.125% 11/15/22	197,000	208,284
Incitec Pivot Finance LLC 6.000% 12/10/19 (c)	185,000	187,454
LYB International Finance BV 5.250% 7/15/43	175,000	194,718
The Sherwin-Williams Co. 4.500% 6/01/47	105,000	111,993
Syngenta Finance NV 3.698% 4/24/20 (c)	760,000	765,321
4.441% 4/24/23 (c)	400,000	415,812
Yara International ASA 4.750% 6/01/28 (c)	740,000	797,731

		3,109,886

	Principal Amount	Value
Commercial Services — 0.0%
ERAC USA Finance LLC 6.700% 6/01/34 (c)	$78,000	$104,164

Computers — 0.2%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (c)	366,000	403,764
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	360,000	362,789
Leidos Holdings, Inc. 4.450% 12/01/20	835,000	849,980

		1,616,533

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/23/23	395,000	398,504
3.875% 1/23/28	980,000	983,807
Aircastle Ltd. 4.400% 9/25/23	190,000	197,329
5.000% 4/01/23	525,000	555,445
Ally Financial, Inc. 4.125% 2/13/22	375,000	384,375
Antares Holdings LP 6.000% 8/15/23 (c)	495,000	503,130
Ares Finance Co. LLC 4.000% 10/08/24 (c)	355,000	352,499
Brookfield Finance, Inc. 4.850% 3/29/29	433,000	473,589
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	200,000	197,951
International Lease Finance Corp. 5.875% 8/15/22	135,000	147,061
Lazard Group LLC 3.625% 3/01/27	184,000	185,990
4.500% 9/19/28	285,000	303,529
Legg Mason, Inc. 5.625% 1/15/44	175,000	190,674
Synchrony Financial 4.375% 3/19/24	115,000	120,421

		4,994,304

Electric — 0.7%
Avangrid, Inc. 3.800% 6/01/29	430,000	450,008
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (c)	155,000	157,368
CMS Energy Corp. 4.700% 3/31/43	115,000	126,611
4.875% 3/01/44	390,000	448,028
Duke Energy Corp. 3.750% 9/01/46	195,000	190,117

The accompanying notes are an integral part of the financial statements.

14

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entergy Louisiana LLC 4.950% 1/15/45	$165,000	$174,464
IPALCO Enterprises, Inc. 3.450% 7/15/20	615,000	618,714
3.700% 9/01/24	170,000	175,977
Israel Electric Corp. Ltd. 4.250% 8/14/28 (c)	425,000	441,898
Metropolitan Edison Co. 4.300% 1/15/29 (c)	328,000	357,576
Nevada Power Co., Series N, 6.650% 4/01/36	135,000	184,666
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	62,473
Pennsylvania Electric Co. 4.150% 4/15/25 (c)	295,000	309,085
Puget Energy, Inc. 3.650% 5/15/25	350,000	358,314
Southwestern Electric Power Co. 6.200% 3/15/40	180,000	230,946
Xcel Energy, Inc. 6.500% 7/01/36	390,000	511,834

		4,798,079

Electronics — 0.3%
The ADT Security Corp. 6.250% 10/15/21	1,122,000	1,186,515
Arrow Electronics, Inc. 3.250% 9/08/24	305,000	302,129
3.875% 1/12/28	145,000	143,782
Ingram Micro, Inc. 5.450% STEP 12/15/24	203,000	207,470

		1,839,896

Foods — 0.1%
Ingredion, Inc. 3.200% 10/01/26	155,000	153,802
Mars, Inc. 3.950% 4/01/49 (c)	415,000	446,516

		600,318

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	250,000	251,875

Gas — 0.1%
NiSource, Inc. 4.800% 2/15/44	285,000	317,803
5.800% 2/01/42	175,000	214,049
Spire, Inc. 4.700% 8/15/44	290,000	314,039

		845,891

Health Care – Products — 0.0%
Becton Dickinson and Co. 4.685% 12/15/44	225,000	249,593

	Principal Amount	Value
Health Care – Services — 0.0%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	$165,000	$179,442
Humana, Inc. 4.800% 3/15/47	125,000	135,662

		315,104

Home Builders — 0.2%
Lennar Corp. 4.500% 11/15/19	766,000	768,873
4.750% 5/30/25	200,000	211,750
PulteGroup, Inc. 5.000% 1/15/27	300,000	314,192

		1,294,815

Housewares — 0.1%
Newell Brands, Inc. 3.850% 4/01/23	800,000	811,747

Insurance — 1.4%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	990,000	1,037,728
American International Group, Inc. 4.200% 4/01/28	360,000	384,751
4.500% 7/16/44	200,000	211,416
4.750% 4/01/48	75,000	82,786
5.750% VRN 4/01/48 (d)	625,000	642,637
AmTrust Financial Services, Inc. 6.125% 8/15/23 (b)	495,000	490,385
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	202,920
Athene Holding Ltd. 4.125% 1/12/28	1,255,000	1,265,268
AXA Equitable Holdings, Inc. 4.350% 4/20/28	225,000	236,617
AXIS Specialty Finance LLC 3.900% 7/15/29	155,000	157,936
AXIS Specialty Finance PLC 4.000% 12/06/27	665,000	682,265
Brown & Brown, Inc. 4.200% 9/15/24	246,000	259,815
CNA Financial Corp. 3.900% 5/01/29	170,000	178,771
CNO Financial Group, Inc. 5.250% 5/30/25	465,000	501,038
Enstar Group Ltd. 4.500% 3/10/22	370,000	378,993
Principal Financial Group, Inc. 3.700% 5/15/29	80,000	83,622
The Progressive Corp. 5.375% VRN 12/31/99 (d) (e)	200,000	204,124
Prudential Financial, Inc. 5.700% VRN 9/15/48 (d)	480,000	515,741

The accompanying notes are an integral part of the financial statements.

15

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	$125,000	$132,311
Reinsurance Group of America, Inc. 3.900% 5/15/29	310,000	321,793
USF&G Capital I 8.500% 12/15/45 (c)	150,000	222,449
Voya Financial, Inc. 4.700% VRN 1/23/48 (d)	180,000	164,254
Willis North America, Inc. 4.500% 9/15/28	480,000	516,600
7.000% 9/29/19	97,000	97,956
XLIT Ltd. 4.450% 3/31/25	483,000	521,754
5.500% 3/31/45	100,000	117,929

		9,611,859

Internet — 0.1%
Amazon.com, Inc. 4.050% 8/22/47	425,000	482,557

Investment Companies — 0.3%
Ares Capital Corp. 3.500% 2/10/23	710,000	706,529
BlackRock TCP Capital Corp. 4.125% 8/11/22	470,000	473,655
FS KKR Capital Corp. 4.000% 7/15/19	505,000	505,093
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	550,000	563,063

		2,248,340

Iron & Steel — 0.2%
ArcelorMittal 5.125% 6/01/20	320,000	327,367
Vale Overseas Ltd. 5.875% 6/10/21	475,000	498,755
6.875% 11/21/36	230,000	276,287

		1,102,409

Lodging — 0.1%
MGM Resorts International 6.625% 12/15/21	416,000	449,280

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.875% 10/15/21	700,000	713,650

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (c)	200,000	207,072
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	225,000	265,120

	Principal Amount	Value
Comcast Corp. 3.400% 7/15/46	$220,000	$210,951
Discovery Communications LLC 3.950% 3/20/28	250,000	257,363
5.000% 9/20/37	160,000	167,131
Grupo Televisa SAB 6.625% 3/18/25	320,000	369,037
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	127,604

		1,604,278

Mining — 0.3%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (c)	149,000	154,010
Glencore Funding LLC 3.875% 10/27/27 (b) (c)	160,000	159,587
4.625% 4/29/24 (c)	600,000	633,440
Kinross Gold Corp. 4.500% 7/15/27	166,000	167,660
5.125% 9/01/21	650,000	669,500

		1,784,197

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	520,000	478,940

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 3.875% STEP 9/15/20	135,000	134,794
3.875% STEP 10/01/21	485,000	475,300

		610,094

Oil & Gas — 1.1%
Anadarko Petroleum Corp. 6.450% 9/15/36	250,000	307,360
6.600% 3/15/46	257,000	334,676
Antero Resources Corp. 5.375% 11/01/21	1,264,000	1,248,200
Cenovus Energy, Inc. 3.000% 8/15/22	200,000	200,874
4.250% 4/15/27 (b)	400,000	414,349
6.750% 11/15/39	100,000	119,509
Diamondback Energy, Inc. 4.750% 11/01/24 (c)	428,000	440,305
Encana Corp. 6.500% 2/01/38	80,000	97,974
EQT Corp. 3.000% 10/01/22	340,000	337,363
3.900% 10/01/27	1,090,000	1,034,881
Helmerich & Payne, Inc. 4.650% 3/15/25	190,000	201,148
Marathon Petroleum Corp. 4.500% 4/01/48	85,000	85,414
4.750% 9/15/44	100,000	103,144
6.500% 3/01/41	170,000	212,274

The accompanying notes are an integral part of the financial statements.

16

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Newfield Exploration Co. 5.625% 7/01/24	$250,000	$276,425
5.750% 1/30/22	417,000	446,316
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	175,000	181,564
Petroleos Mexicanos 3.500% 1/30/23	100,000	94,890
4.625% 9/21/23	100,000	98,251
5.350% 2/12/28	190,000	172,919
5.500% 1/21/21	635,000	642,303
6.375% 1/23/45	80,000	68,800
6.500% 3/13/27	60,000	59,244
6.625% 6/15/38	37,000	32,976
Saudi Arabian Oil Co. 4.250% 4/16/39 (c)	495,000	501,124

		7,712,283

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.950% 12/01/42	366,000	317,096
Patterson-UTI Energy, Inc. 3.950% 2/01/28	410,000	404,390

		721,486

Packaging & Containers — 0.1%
Amcor Finance USA, Inc. 3.625% 4/28/26 (c)	715,000	729,518

Pharmaceuticals — 0.6%
AbbVie, Inc. 4.700% 5/14/45	490,000	498,830
Bayer US Finance II LLC 3.875% 12/15/23 (c)	250,000	259,601
4.400% 7/15/44 (c)	615,000	573,712
CVS Health Corp. 4.300% 3/25/28	250,000	263,619
5.050% 3/25/48	230,000	244,977
6.125% 9/15/39	175,000	202,118
CVS Pass-Through Trust 5.926% 1/10/34 (c)	257,988	293,202
Express Scripts Holding Co. 4.800% 7/15/46	195,000	207,248
McKesson Corp. 4.883% 3/15/44	60,000	63,945
6.000% 3/01/41	125,000	149,280
Mylan, Inc. 3.125% 1/15/23 (c)	540,000	524,766
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	200,000	198,250
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	51,000	50,847
2.200% 7/21/21	895,000	849,131

	Principal Amount	Value
4.100% 10/01/46	$75,000	$50,996

		4,430,522

Pipelines — 1.0%
Andeavor Logistics LP 6.875% VRN 12/31/99 (d) (e)	300,000	299,196
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	97,000	99,425
Energy Transfer Operating LP 6.500% 2/01/42	100,000	118,214
Energy Transfer Operating LP 4.200% 4/15/27	440,000	457,251
5.875% 1/15/24	200,000	222,633
6.125% 12/15/45	200,000	226,603
6.250% VRN 12/31/99 (d) (e)	540,000	502,200
7.500% 10/15/20	425,000	450,802
EnLink Midstream Partners LP 4.150% 6/01/25	621,000	608,580
4.850% 7/15/26	149,000	150,117
Enterprise Products Operating LLC 5.250% VRN 8/16/77 (d)	225,000	214,999
5.375% VRN 2/15/78 (d)	195,000	181,350
EQM Midstream Partners LP 4.750% 7/15/23	500,000	519,929
Kinder Morgan Energy Partners LP 6.375% 3/01/41	65,000	78,529
6.500% 2/01/37	120,000	144,098
6.550% 9/15/40	90,000	111,403
6.950% 1/15/38	10,000	12,822
MPLX LP 4.500% 4/15/38	195,000	196,874
5.200% 3/01/47	35,000	37,620
Plains All American Pipeline LP 6.125% VRN 12/31/99 (d) (e)	585,000	557,212
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	320,000	340,633
4.700% 6/15/44	100,000	96,354
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	230,000	236,959
5.300% 4/01/44	75,000	77,160
Western Gas Partners LP 4.000% 7/01/22	781,000	791,155
Western Midstream Operating LP 4.500% 3/01/28	105,000	104,833

		6,836,951

Private Equity — 0.1%
Hercules Capital, Inc. 4.625% 10/23/22	470,000	462,369
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (c) (f)	280,000	287,359

		749,728

The accompanying notes are an integral part of the financial statements.

17

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.5%
American Tower Trust #1 3.652% 3/15/48 (c)	$310,000	$324,261
Crown Castle International Corp. 5.200% 2/15/49	146,000	167,956
Healthcare Trust of America Holdings LP 3.500% 8/01/26	375,000	378,861
Host Hotels & Resorts LP 3.875% 4/01/24	245,000	252,003
Mid-America Apartments LP 3.600% 6/01/27	155,000	159,998
SBA Tower Trust 2.877% 7/15/46 (c)	200,000	200,363
3.156% 10/10/45 (c)	210,000	210,327
3.168% 4/09/47 (c)	260,000	261,964
Spirit Realty LP 4.000% 7/15/29	185,000	186,652
STORE Capital Corp. 4.625% 3/15/29	250,000	266,082
UDR, Inc. 3.200% 1/15/30 (f)	180,000	179,222
VEREIT Operating Partnership LP 4.625% 11/01/25	460,000	495,358
Weingarten Realty Investors 3.250% 8/15/26	85,000	82,725

		3,165,772

Retail — 0.3%
Dollar Tree, Inc. 3.700% 5/15/23	250,000	258,126
4.000% 5/15/25	375,000	390,899
4.200% 5/15/28	320,000	331,397
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (c)	445,000	447,230
The Home Depot, Inc. 5.950% 4/01/41	150,000	203,363
O’Reilly Automotive, Inc. 3.900% 6/01/29	565,000	592,509

		2,223,524

Semiconductors — 0.0%
Microchip Technology, Inc. 3.922% 6/01/21	165,000	167,961

Software — 0.1%
Fiserv, Inc. 3.500% 7/01/29	240,000	246,692
Microsoft Corp. 4.450% 11/03/45	530,000	635,603

		882,295

Telecommunications — 0.2%
AT&T, Inc. 4.750% 5/15/46	600,000	633,609
5.250% 3/01/37	95,000	106,619
6.250% 3/29/41	25,000	30,562

	Principal Amount	Value
CenturyLink, Inc. 6.150% 9/15/19	$140,000	$140,630
Cisco Systems, Inc. 5.500% 1/15/40	55,000	72,521
Crown Castle Towers LLC 4.241% 7/15/48 (c)	250,000	268,774
Telefonica Emisiones SAU 4.665% 3/06/38	180,000	187,078
Verizon Communications, Inc. 6.550% 9/15/43	149,000	205,851

		1,645,644

Transportation — 0.1%
Autoridad del Canal de Panama 4.950% 7/29/35 (c)	210,000	233,100
CSX Corp. 4.750% 11/15/48	155,000	180,300
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (c)	105,000	107,112

		520,512

Trucking & Leasing — 0.2%
DAE Funding LLC 4.000% 8/01/20 (c)	173,000	173,000
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (c)	250,000	258,040
5.250% 8/15/22 (c)	1,005,000	1,061,079
5.500% 2/15/24 (c)	130,000	140,137

		1,632,256

TOTAL CORPORATE DEBT (Cost $91,953,406)		96,060,471

MUNICIPAL OBLIGATIONS — 0.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	325,000	381,849
Orange County Local Transportation Authority BAB 6.908% 2/15/41	230,000	326,306
Panhandle-Plains Student Finance Corp., Series 2001-A2, 3.912% FRN 12/01/31 (d)	300,000	297,945
State of California BAB 7.550% 4/01/39	475,000	751,982
7.600% 11/01/40	105,000	170,381

		1,928,463

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,751,475)		1,928,463

The accompanying notes are an integral part of the financial statements.

18

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.7%
Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class B, 3.700% 3/20/23 (c)	$184,000	$188,630
Series 2019-1A, Class C, 4.530% 3/20/23 (c)	305,000	310,164
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.290% 2/25/24 (c)	1,240,000	1,262,441
Series 2018-1A, Class B, 3.600% 2/25/24 (c)	650,000	662,653
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B, 3.950% 11/14/28 (c)	424,000	437,996

		2,861,884

Commercial MBS — 1.3%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.249% VRN 7/05/40 (c) (d)	710,000	761,024
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 3.744% FRN 9/15/34 (c)	130,000	129,842
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	150,000	161,031
Series 2019-BN16, Class AS, 4.267% 2/15/52	176,250	193,700
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	136,855	149,147
Series 2018-BN14, Class C, 4.749% VRN 9/15/60 (d)	210,000	225,175
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (c) (d)	350,000	376,745
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (c) (d)	280,000	296,927
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (c) (d)	210,000	217,779
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 3.644% FRN 7/15/35 (c)	970,000	970,322
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.894% FRN 7/15/35 (c)	850,000	849,978
BX Commercial Mortgage Trust Series 2018-IND, Class B, 1 mo. USD LIBOR + .900% 3.294% FRN 11/15/35 (c)	203,031	202,964

	Principal Amount	Value
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 4.094% FRN 11/15/35 (c)	$341,092	$342,584
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 4.144% FRN 12/15/37 (c)	224,629	226,036
Commercial Mortgage Pass-Through Certificates Series 2012-CR4, Class B, 3.703% 10/15/45 (c)	195,000	186,883
Series 2015-CR23, Class C, 4.393% VRN 5/10/48 (d)	140,000	143,998
Series 2014-UBS5, Class B, 4.514% VRN 9/10/47 (d)	290,000	307,562
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471% VRN 11/10/46 (c) (d)	110,000	114,954
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.830% VRN 7/10/38 (d)	108,824	109,672
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS, 4.948% 1/10/45 (c)	100,000	105,677
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.056% 8/15/49	490,000	492,785
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. LIBOR + 1.800% 4.194% FRN 5/15/36 (c)	326,000	325,997
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	500,000	549,014
Series 2018-H3, Class B, 4.620% 7/15/51	120,000	131,149
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (c) (d)	250,000	256,774
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180% 3.574% FRN 10/15/37 (c)	90,000	90,056
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.483% VRN 8/15/39 (d)	8,145	8,176
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (d)	121,413	122,188
Wells Fargo Commercial Mortgage Trust Series 2019-C49, Class AS, 4.244% 3/15/52	291,000	318,348

The accompanying notes are an integral part of the financial statements.

19

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	$240,000	$263,932
Series 2018-C45, Class B, 4.556% 6/15/51	60,000	66,491
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 8/15/45	190,000	198,244

		8,895,154

Other ABS — 5.1%
321 Henderson Receivables LLC Series 2005-1A, Class A1, 1 mo. USD LIBOR + .230% 2.624% FRN 11/15/40 (c)	52,835	51,644
Series 2015-1A, Class A, 3.260% 9/15/72 (c)	45,633	46,653
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 4.129% FRN 1/25/35	21,040	20,982
AASET Trust Series 2019-1, Class A, 3.844% 5/15/39 (c) (g)	523,000	522,999
Series 2017-1A, Class A, 3.967% 5/16/42 (c)	934,492	945,207
Series 2018-2A, Class A, 4.454% 11/18/38 (c)	321,599	328,613
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810% 11/15/48 (c)	386,743	411,481
Alterna Funding II LLC, Series 2015-1A, Class A, 2.500% 2/15/24 (c)	3,503	3,503
Arbys Funding LLC, Series 2015-1A, Class A2, 4.969% 10/30/45 (c)	308,800	325,953
Ascentium Equipment Receivables Trust Series 2018-2A, Class D, 4.150% 7/10/24 (c)	488,000	504,442
Series 2019-1A, Class E, 4.310% 4/12/27 (c)	295,000	301,846
Assurant CLO III Ltd., Series 2018-2A, Class C, 4.842% FRN 10/20/31 (c) (d)	310,000	305,213
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class A1R, 3.801% FRN 11/27/31 (c) (d)	960,000	959,469
Atrium XV, Series 15A, Class B, 4.342% FRN 1/23/31 (c) (d)	250,000	248,598
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 3.842% FRN 7/20/30 (c)	400,000	400,041

	Principal Amount	Value
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3.682% FRN 4/20/31 (c) (d)	$260,000	$258,138
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800% 0.000%FRN7/15/32 (c)	500,000	499,999
BlueVirgo Trust, Series 2015-1A, Class NOTE, 3.000% 12/15/22 (c)	16,799	16,800
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, 2.940% 5/25/29 (c)	112,332	113,098
CAL Funding II Ltd., Series 2018-2A, Class A, 4.340% 9/25/43 (c)	268,250	274,030
Capital Automotive LLC, Series 2017-1A, Class A2, 4.180% 4/15/47 (c)	136,967	141,562
Capital Automotive REIT, Series 2014-1A, Class A, 3.660% 10/15/44 (c)	159,336	161,043
Carlyle Global Market Strategies CLO Ltd., Series 2018-4A, Class A2, 4.637% FRN 1/20/31 (c) (d)	720,000	718,605
Castlelake Aircraft Structured Trust, Series 2018-1, Class A, 4.125% 6/15/43 (c)	718,426	724,379
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.000% 12/10/23 (c)	4,753	4,745
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.768% FRN 11/16/30 (c) (d)	340,000	339,071
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3.792% FRN 10/20/30 (c) (d)	480,000	479,560
CLI Funding VI LLC, Series 2019-1A, Class A, 3.710% 5/18/44 (c)	422,889	428,331
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.864% FRN 9/25/34	10,475	10,026
Crestline Denali CLO XIV Ltd., Series 2016-1A, Class A1R, 3.872% FRN 10/23/31 (c) (d)	250,000	249,864
Cronos Containers Program I Ltd., Series 2014-2A, Class A, 3.270% 11/18/29 (c)	147,222	147,830
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (c)	419,000	432,176

The accompanying notes are an integral part of the financial statements.

20

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-1A, Class A23, 4.352% 5/20/49 (c)	$379,000	$393,344
Diamond Resorts Owner Trust, Series 2016-1, Class A, 3.080% 11/20/28 (c)	210,029	211,270
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.116% 7/25/48 (c)	306,900	315,118
Series 2017-1A, Class A23, 4.118% 7/25/47 (c)	108,075	112,318
Series 2015-1A, Class A2II, 4.474% 10/25/45 (c)	523,800	545,647
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 4.347% FRN 10/15/30 (c) (d)	700,000	697,637
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3.995% FRN 4/20/31 (c) (d)	450,000	449,969
FCI Funding LLC, Series 2019-1A, Class A, 3.630% 2/18/31 (c)	143,110	144,233
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725% 4.129% FRN 1/25/35	420,000	423,738
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.592% FRN 4/20/31 (c) (d)	500,000	494,814
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.190% 7/17/29 (c)	127,083	127,594
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (c)	310,631	316,595
Series 2017-2A, Class A, 3.260% 10/15/53 (c)	380,396	386,603
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	232,416	240,424
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (c) (d)	450,273	469,465
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.049% FRN 4/25/35	5,007	4,992
Helios Issuer LLC, Series 2017-1A, Class A, 4.940% 9/20/49 (c)	225,315	236,303
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (c)	171,813	174,696
Series 2017-3A, Class A1, 3.190% 9/20/48 (c)	207,120	210,580
Series 2016-4A, Class A1, 3.570% 9/20/47 (c)	178,834	185,702
Series 2018-1A, Class A2, 4.670% 9/20/48 (c)	393,419	414,407

	Principal Amount	Value
Highbridge Loan Management Ltd. Series 12A-18, Class B, 4.451% FRN 7/18/31 (c) (d)	$250,000	$242,374
Series 13A-18, Class C, 4.453% 10/15/30 (c)	350,000	342,646
Hilton Grand Vacations Trust, Series 2018-AA, Class C, 4.000% 2/25/32 (c)	166,374	171,661
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721% 7/15/39 (c) (f)	333,000	332,999
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class B, 5.430% 8/15/62 (c)	1,100,000	1,206,111
JG Wentworth XLII LLC, Series 2018-2A, Class A, 3.960% 10/15/75 (c)	293,078	313,030
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A, 4.212% 12/15/42 (c)	366,437	375,549
KKR CLO Ltd., Series 24, Class A1, 3.991% FRN 4/20/32 (c) (d)	300,000	300,116
KREF Ltd., Series 2018-FL1, Class C, 4.394% FRN 6/15/36 (c) (d)	210,000	210,141
Lendmark Funding Trust Series 2017-1A, Class A, 2.830% 12/22/25 (c)	194,123	193,557
Series 2018-1A, Class A, 3.810% 12/21/26 (c)	280,000	287,091
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 4.801% FRN 10/18/30 (c) (d)	550,000	540,278
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 4.197% FRN 7/15/30 (c) (d)	430,000	425,851
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, 4.292% FRN 1/23/31 (c) (d)	250,000	248,269
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.781% FRN 12/18/30 (c) (d)	1,000,000	994,818
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920% 12/20/29 (c)	750,000	750,859
Marlette Funding Trust, Series 2017-2A, Class B, 3.190% 7/15/24 (c)	92,248	92,323
Mosaic Solar Loans LLC Series 2017-2A, Class A, 3.820% 6/22/43 (c)	122,388	124,451
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	56,404	58,649

The accompanying notes are an integral part of the financial statements.

21

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MP CLO III Ltd., Series 2013-1A, Class AR, 3.842% FRN 10/20/30 (c) (d)	$300,000	$298,901
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2017-T1, Class DT1, 4.002% 2/15/51 (c)	600,000	605,263
NP SPE II LLC, Series 2017-1A, Class A2, 4.219% 10/21/47 (c)	380,000	400,850
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3, 2.833% 10/15/51 (c)	1,650,000	1,662,223
OHA Credit Partners XI Ltd., Series 2015-11A, Class CR, 4.742% FRN 1/20/32 (c) (d)	300,000	295,543
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (c)	20,662	20,605
Series 2016-A, Class B, 2.910% 3/08/29 (c)	108,107	110,548
Oxford Finance Funding Trust, Series 2016-1A, Class A, 3.968% 6/17/24 (c)	122,415	123,488
Palmer Square CLO Ltd. 3 mo. USD LIBOR + 1.650% 4.172% FRN 5/21/29 (c)	500,000	499,996
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.967% 6/15/44 (c)	359,000	364,668
Sierra Timeshare Receivables Funding LLC Series 2015-3A, Class B, 3.080% 9/20/32 (c)	17,675	17,760
Series 2018-2A, Class C, 3.940% 6/20/35 (c)	174,274	176,646
Steele Creek CLO Ltd., Series 2018-2A, Class C, 4.820% FRN 8/18/31 (c) (d)	290,000	283,999
Store Master Funding I-VII, Series 2018-1A, Class A2, 4.290% 10/20/48 (c)	256,419	276,376
Structured Receivables Finance LLC, Series 2010-B, Class A, 3.730% 8/15/36 (c)	67,777	68,257
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A, 4.870% 7/20/48 (c)	116,916	125,511
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A, 4.190% 1/15/71 (c)	342,752	366,954

	Principal Amount	Value
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (c)	$238,800	$254,247
Series 2016-1A, Class A23, 4.970% 5/25/46 (c)	803,600	832,165
TAL Advantage VI LLC, Series 2017-1A, Class A, 4.500% 4/20/42 (c)	320,554	326,658
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 4.077% FRN 10/13/29 (c)	340,000	340,911
Textainer Marine Containers V Ltd., Series 2017-2A, Class A, 3.520% 6/20/42 (c)	461,901	464,400
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A, 3.960% 4/20/44 (c)	120,373	123,844
Trinity Rail Leasing LLC, Series 2019-1A, Class A, 3.820% 4/17/49 (c)	877,152	900,941
Trinity Rail Leasing LP, Series 2018-1A, Class A2, 4.620% 6/17/48 (c)	410,000	433,501
Trip Rail Master Funding LLC, Series 2017-1A, Class A2, 3.736% 8/15/47 (c)	140,000	143,761
Triton Container Finance VI LLC Series 2017-1A, Class A, 3.520% 6/20/42 (c)	136,465	138,556
Series 2018-2A, Class A, 4.190% 6/22/43 (c)	423,000	434,000
Voya CLO Ltd., Series 2015-3A, Class A3R, 4.292% FRN 10/20/31 (c) (d)	300,000	295,967
VSE VOI Mortgage LLC, Series 2016-A, Class A, 2.540% 7/20/33 (c)	164,963	164,804
WAVE Trust, Series 2017-1A, Class A, 3.844% 11/15/42 (c)	595,736	598,747
Welk Resorts LLC, Series 2015-AA, Class A, 2.790% 6/16/31 (c)	66,372	65,770
Wendy’s Funding LLC, Series 2015-1A, Class A23, 4.497% 6/15/45 (c)	409,063	432,668
Wingstop Funding LLC, Series 2018-1, Class A2, 4.970% 12/05/48 (c)	129,675	135,488

		35,926,139

The accompanying notes are an integral part of the financial statements.

22

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 4.4%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100% 3.504% FRN 12/27/44 (c)	$407,948	$412,803
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	350,000	345,101
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.310% FRN 7/01/38	43,328	42,824
CIT Education Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .210% 2.620% FRN 6/15/43	717,180	678,315
College Avenue Student Loans LLC Series 2019-A, Class B, 3.810% 12/28/48 (c) (f)	531,000	530,950
Series 2019-A, Class C, 4.460% 12/28/48 (c) (f)	270,000	269,902
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS 0.000% FRN 1/25/47	130,000	103,614
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.304% FRN 10/25/44 (c)	375,530	379,214
Earnest Student Loan Program LLC Series 2016-D, Class A2, 2.720% 1/25/41 (c)	140,319	140,309
Series 2016-B, Class A2, 3.020% 5/25/34 (c)	100,398	100,722
ECMC Group Student Loan Trust Series 2018-2A, Class A, 3.204% FRN 9/25/68 (c) (d)	515,757	509,815
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.604% FRN 12/27/66 (c)	318,849	320,216
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.754% FRN 7/26/66 (c)	445,271	448,850
EdLinc Student Loan Funding, Series 2017-A, Class A 4.350% FRN 12/01/47 (c) (d)	432,431	434,542
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240% 6.644% FRN 11/26/40 (c)	270,000	315,431
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450% 2.971% FRN 8/25/42	134,529	123,176

	Principal Amount	Value
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950% 3.471% FRN 2/25/42	$125,603	$125,656
Laurel Road Prime Student Loan Trust Series 2017-B, Class BFX, 3.020% 8/25/42 (c)	133,121	134,452
Series 2018-B, Class BFX, 3.720% 5/26/43 (c)	127,482	129,267
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 3.114% FRN 12/15/59 (c) (d)	150,000	148,579
Navient Private Education Refi Loan Trust Series 2019-A, Class A2A, 3.420% 1/15/43 (c)	253,000	261,964
Series 2019-A, Class B, 3.900% 1/15/43 (c)	284,000	298,098
Series 2018-CA, Class B, 4.220% 6/16/42 (c)	250,000	256,825
Navient Student Loan Trust Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 3.104% FRN 2/25/70 (c)	401,144	400,638
Series 2018-2A, Class A3, 3.154% FRN 3/25/67 (c) (d)	550,000	544,504
Series 2017-5A, Class A, 3.204% FRN 7/26/66 (c) (d)	378,721	376,693
Series 2018-3A, Class A3, 3.204% FRN 3/25/67 (c) (d)	750,000	742,781
Series 2019-1A, Class A2, 3.304% FRN 12/27/67 (c) (d)	850,000	846,027
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.654% FRN 6/25/65 (c)	369,421	373,573
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.704% FRN 3/25/66 (c)	1,100,000	1,118,971
Series 2018-4A, Class B, 3.704% FRN 6/27/67 (c) (d)	750,000	741,883
Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 7/26/49	155,000	154,545
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 10/25/58	150,000	151,031
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.930% FRN 6/25/48	220,000	215,552
Series 2019-BA, Class B, 4.040% 12/15/59 (c)	750,000	784,672

The accompanying notes are an integral part of the financial statements.

23

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B, 3.600% 12/26/40 (c)	$105,597	$106,305
Nelnet Student Loan Trust Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.443% FRN 3/23/37	244,745	241,384
Series 2005-4, Class A4R2, 28 day ARS 2.594% FRN 3/22/32	200,000	187,764
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.599% FRN 6/25/41	155,119	144,022
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 3.034% FRN 1/25/37 (c)	144,840	144,185
Series 2018-1A, Class A2, 3.164% FRN 5/25/66 (c) (d)	650,000	642,921
Series 2018-3A, Class A3, 3.240% 9/27/66 (c)	600,000	591,022
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 6/25/54 (c)	150,000	147,282
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800% 3.380% FRN 7/25/36	250,000	250,120
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.354% FRN 11/25/65 (c)	373,914	372,702
SLC Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .160% 2.570% FRN 3/15/55	1,550,000	1,462,941
SLM Student Loan Trust Series 2005-3, Class B, 3 mo. USD LIBOR + .150% 2.730% FRN 4/25/40	162,276	150,244
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.730% FRN 3/25/44	1,740,000	1,679,247
Series 2006-2, Class A6, 3 mo. USD LIBOR + .170% 2.750% FRN 1/25/41	506,200	488,590
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 2.760% FRN 7/25/55	269,293	251,985
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.790% FRN 10/25/40	345,623	322,055
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.800% FRN 3/25/44	309,344	291,036

	Principal Amount	Value
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.870% FRN 1/25/44	$375,262	$350,820
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 3.080% FRN 7/25/39	332,338	314,782
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.180% FRN 10/25/65 (c)	1,100,000	1,089,113
Series 2005-5, Class A5, 3 mo. USD LIBOR + .750% 3.330% FRN 10/25/40	1,300,000	1,289,574
Series 06-2, Class R, 3.890% 1/25/41	1,799	881,510
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	160,000	160,000
Series 2002-7, Class A10, 28 day ARS 4.088% FRN 3/15/28	129,000	129,000
Series 2003-5, Class A9, 28 day ARS 4.480% FRN 6/15/30	350,000	350,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	50,000	50,000
Series 2002-7, Class B, 28 day ARS 5.073% FRN 12/15/39	550,000	550,000
SMB Private Education Loan Trust Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 0.000% FRN 6/15/37 (c)	1,200,000	1,200,106
Series 2019-A, Class A2B, 3.264% FRN 7/15/36 (c) (d)	126,000	125,474
Series 2017-A, Class B, 3.500% 6/17/41 (c)	300,000	306,240
Series 2017-B, Class B, 3.500% 12/16/41 (c)	150,000	153,836
Series 2015-B, Class A2B, 1 mo. USD LIBOR + 1.200% 3.594% FRN 7/15/27 (c)	107,365	107,921
Series 2018-C, Class B, 4.000% 11/17/42 (c)	300,000	313,525
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000%3/25/33 (c)	100	88,875
Series 2017-D, Class R1, 0.010% 9/25/40 (c)	1,000,000	573,410
Series 2018-A, Class R1, 0.010% 2/25/42 (c)	1,000,000	718,200
Series 2018-D, Class R1, 0.010% 2/25/48 (c)	968,900	333,786
Series 2019-A, Class R1, 0.010% 6/15/48 (c)	1,661,200	479,999
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.604% FRN 6/25/33 (c)	105,300	106,407

The accompanying notes are an integral part of the financial statements.

24

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	$500,000	$520,848
South Carolina Student Loan Corp. Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000% 3.440% FRN 1/03/33	290,000	292,767
Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050% 3.630% FRN 10/27/36	170,000	171,690

		31,093,183

WL Collateral CMO — 0.5%
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (d)	4,130	3,919
Series 2004-2, Class 1A1, 4.616% VRN 2/25/34 (d)	19,333	18,292
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (c) (d)	325,020	324,714
Series 2018-1A, Class A3, 3.202% VRN 12/25/57 (c) (d)	92,863	93,097
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (c) (d)	319,005	324,175
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.310% VRN 8/25/34 (d)	5,879	5,864
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.071% VRN 8/25/34 (d)	40,444	39,345
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (c) (d)	454,465	455,247
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (d)	2,184	2,092
Series 2003-A4, Class IA, 4.734% VRN 7/25/33 (d)	2,575	2,509
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 5.254% 2/25/23 (c)	200,000	200,320
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (c) (d)	609,495	617,383
Sequoia Mortgage Trust Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (c) (d)	475,580	486,649
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (c) (d)	314,535	327,768
Series 2019-1, Class A1, 4.000% VRN 2/25/49 (c) (d)	113,316	116,671
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.554% VRN 3/25/34 (d)	21,518	21,101

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.904% FRN 4/25/44	$54,831	$54,614
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (c) (d)	404,584	410,917

		3,504,677

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $81,066,728)		82,281,037

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	620,000	767,256
Mexico Government International Bond 4.750% 3/08/44	954,000	995,737
6.750% 9/27/34	160,000	203,800

		1,966,793

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,763,125)		1,966,793

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 10.0%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	174,684	194,610
Series 2693, Class Z, 5.500% 10/15/33	311,396	343,005

		537,615

Pass-Through Securities — 9.8%
Federal Home Loan Mortgage Corp. Pool #C55867 7.500% 2/01/30	34,042	37,965
Pool #C01079 7.500% 10/01/30	4,334	5,003
Pool #C01135 7.500% 2/01/31	18,106	20,925
Pool #C00470 8.000% 8/01/26	11,782	13,254
Pool #G00924 8.000% 3/01/28	11,305	12,692
Federal National Mortgage Association Pool #AS1304 3.500% 12/01/28	207,491	214,826
Pool #AV1897 3.500% 12/01/28	35,369	36,620
Pool #AV2325 3.500% 12/01/28	109,322	113,187
Pool #BF0196 3.500% 2/01/41	261,958	272,114
Pool #MA1356 3.500% 2/01/43	1,473,235	1,525,750
Pool #CA1073 3.500% 1/01/48	3,116,336	3,209,893
Pool #BJ0686 4.000% 4/01/48	765,467	798,126
Pool #CA1951 4.000% 7/01/48	699,762	729,400

The accompanying notes are an integral part of the financial statements.

25

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CA2039 4.000% 7/01/48	$864,413	$898,930
Pool #BN5342 4.000% 3/01/49	7,282,240	7,538,893
Pool #MA3638 4.000% 4/01/49	5,085,469	5,265,098
Pool #CA1952 4.500% 6/01/48	497,905	524,537
Pool #CA1909 4.500% 6/01/48	1,960,641	2,061,682
Pool #BK7877 4.500% 7/01/48	302,021	318,175
Pool #MA3522 4.500% 11/01/48	1,329,650	1,391,317
Pool #MA3537 4.500% 12/01/48	1,325,457	1,386,929
Pool #MA3564 4.500% 1/01/49	1,346,636	1,409,196
Pool #BN5241 4.500% 2/01/49	5,285,245	5,525,825
Pool #MA3639 4.500% 4/01/49	2,386,567	2,494,829
Pool #725692 1 year CMT + 2.137% 4.501% FRN 10/01/33	30,010	31,576
Pool #888586 1 year CMT + 2.199% 4.597% FRN 10/01/34	57,971	61,023
Pool #AD6437 5.000% 6/01/40	74,688	80,943
Pool #AD6996 5.000% 7/01/40	493,051	534,343
Pool #AL8173 5.000% 2/01/44	203,357	219,689
Pool #564594 7.000% 1/01/31	9,361	10,613
Pool #572844 7.000% 4/01/31	21,370	24,658
Pool #253795 7.000% 5/01/31	42,002	48,141
Pool #499386 7.500% 9/01/29	1,116	1,285
Pool #521006 7.500% 12/01/29	428	495
Pool #522769 7.500% 12/01/29	60	69
Pool #252981 7.500% 1/01/30	5,902	6,797
Pool #531196 7.500% 2/01/30	815	932
Pool #524317 7.500% 3/01/30	981	1,135
Pool #530520 7.500% 3/01/30	10,119	11,563
Pool #253183 7.500% 4/01/30	2,303	2,647
Pool #253265 7.500% 5/01/30	1,245	1,424
Pool #536949 8.000% 5/01/30	1,353	1,579
Pool #535351 8.000% 6/01/30	2,298	2,657
Pool #253481 8.000% 10/01/30	1,670	1,940
Pool #190317 8.000% 8/01/31	683	790
Pool #596656 8.000% 8/01/31	226	229
Pool #602008 8.000% 8/01/31	2,233	2,584
Federal National Mortgage Association TBA Pool #1127 3.500% 1/29/48 (f)	4,750,000	4,856,504
Pool #6447 4.000% 4/29/48 (f)	8,825,000	9,120,775
Pool #15801 4.500% 6/29/48 (f)	2,600,000	2,716,797
Government National Mortgage Association Pool #337539 7.000% 7/15/23	298	317
Pool #363066 7.000% 8/15/23	2,977	3,173
Pool #354674 7.000% 10/15/23	2,646	2,820
Pool #362651 7.000% 10/15/23	1,102	1,112
Pool #352021 7.000% 11/15/23	1,543	1,644
Government National Mortgage Association II Pool #MA5528 4.000% 10/20/48	1,260,000	1,305,304

	Principal Amount	Value
Government National Mortgage Association II TBA Pool #471 3.500% 12/29/47 (f)	$13,590,000	$14,038,046

		68,898,770

Whole Loans — 0.1%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R01, Class 2M2, 4.854% FRN 7/25/31 (c) (d)	540,000	545,085

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $69,655,481)		69,981,470

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bonds & Notes — 0.6%
U.S. Treasury Bond 2.500% 5/15/46 (h)	3,080,000	3,062,290
3.500% 2/15/39 (i)	600,000	712,491
U.S. Treasury Note 2.125% 3/31/24	600,000	610,017

		4,384,798

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,053,481)		4,384,798

TOTAL BONDS & NOTES (Cost $250,243,696)		256,603,032

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $1,663,830)		1,682,574

	Number of Shares
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (j)	1,118,862	1,118,862

TOTAL MUTUAL FUNDS (Cost $1,118,862)		1,118,862

TOTAL LONG-TERM INVESTMENTS (Cost $572,635,053)		699,381,457

The accompanying notes are an integral part of the financial statements.

26

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 7.1%
Commercial Paper — 7.1%
Albemarle Corp. 2.642% 7/02/19 (c)	$1,900,000	$1,899,410
Anheuser-Busch InBev Worldwide, Inc. 2.673% 8/20/19 (c)	1,900,000	1,892,873
BAT International Finance PLC 2.609% 7/09/19 (c)	3,000,000	2,997,695
CenterPoint Energy, Inc. 2.601% 7/24/19 (c)	3,000,000	2,994,551
CRH America Finance, Inc. 2.578% 7/08/19 (c)	3,000,000	2,997,906
DowDuPont, Inc. 2.796% 8/05/19 (c)	1,600,000	1,595,747
Duke Energy Corp. 2.696% 7/01/19 (c)	1,900,000	1,899,603
Enbridge (US), Inc. 2.734% 7/10/19 (c)	500,000	499,581
FMC Tech, Inc. 2.751% 7/22/19 (c)	1,900,000	1,896,793
Fortive Corp. 2.663% 7/16/19 (c)	2,000,000	1,997,476
General Electric Co. 2.781% 7/08/19	1,600,000	1,598,883
Interpublic Group Cos. 2.642% 7/02/19 (c)	1,900,000	1,899,471
Leggett & Platt, Inc. 2.612% 7/08/19 (c)	2,500,000	2,498,255
Marriott International, Inc. 2.803% 7/15/19 (c)	2,000,000	1,997,617
Mondelez International, Inc. 2.574% 8/13/19 (c)	2,000,000	1,993,440
Nasdaq, Inc. 2.538% 7/12/19 (c)	2,000,000	1,997,997
National Grid USA 2.694% 7/03/19 (c)	1,900,000	1,899,339
NextEra Energy Capital Holdings, Inc. 2.646% 8/20/19 (c)	2,000,000	1,992,409
NiSource, Inc. 2.642% 7/26/19 (c)	3,000,000	2,994,080
Reckitt Benckiser Treasury Services PLC 2.781% 7/08/19 (c)	1,600,000	1,598,945
Southern Co. Gas Capital 2.642% 7/09/19 (c)	2,500,000	2,498,079
Suncor Energy, Inc. 2.849% 7/29/19 (c)	2,000,000	1,995,622
VW Credit, Inc. 2.775% 8/09/19 (c)	1,900,000	1,894,325
Walgreens Boots Alliance, Inc. 2.705% 7/01/19	2,000,000	1,999,582

		49,529,679

	Principal Amount	Value
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (k)	$5,505	$5,505

TOTAL SHORT-TERM INVESTMENTS (Cost $49,536,240)		49,535,184

TOTAL INVESTMENTS — 106.8% (Cost $622,171,293) (l)		748,916,641

Other Assets/(Liabilities) — (6.8)%		(47,585,997)

NET ASSETS — 100.0%		$701,330,644

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
REIT	Real Estate Investment Trust
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $1,094,985 or 0.16% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $131,781,620 or 18.79% of net assets.

(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.

(e)	Security is perpetual and has no stated maturity date.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

The accompanying notes are an integral part of the financial statements.

27

MML Blend Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(g)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $522,999 or 0.07% of net assets.
(h)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(i)	All or a portion of this security is held as collateral for open future agreements. (Note 2).
(j)	Represents investment of security lending collateral. (Note 2).
(k)	Maturity value of $5,505. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $10,422.
(l)	See Note 6 for aggregate cost for federal tax purposes.

(#) Purchased Swaptions contracts

Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Call

10 Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	5,300,000	$321,380	$56,421

10 Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	5,990,000	404,695	117,175

									726,075	173,596

Put

10 Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	10,790,000	$477,142	$(62,283)

10 Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	11,940,000	479,357	(92,569)

									956,499	(154,852)

									$1,682,574	$18,744

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	9/19/19	26	$3,539,130	$52,120
U.S. Treasury Ultra Bond	9/19/19	97	16,355,425	868,138
U.S. Treasury Note 2 Year	9/30/19	65	13,902,783	83,897
U.S. Treasury Note 5 Year	9/30/19	180	21,001,104	267,021

				$1,271,176

Short
90 Day Eurodollar	9/16/19	3	$(730,303)	$(4,660)
U.S. Treasury Long Bond	9/19/19	50	(7,553,180)	(226,508)
90 Day Eurodollar	12/16/19	4	(973,437)	(7,463)
90 Day Eurodollar	3/16/20	3	(730,639)	(6,536)
90 Day Eurodollar	6/15/20	3	(731,071)	(6,779)
90 Day Eurodollar	9/14/20	3	(731,391)	(6,947)

The accompanying notes are an integral part of the financial statements.

28

MML Blend Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short (Continued)
90 Day Eurodollar	12/14/20	2	$(487,568)	$(4,657)
90 Day Eurodollar	3/15/21	2	(487,743)	(4,607)
90 Day Eurodollar	9/13/21	4	(975,637)	(8,563)
90 Day Eurodollar	3/14/22	4	(975,337)	(8,263)
90 Day Eurodollar	9/19/22	3	(731,203)	(5,935)
90 Day Eurodollar	3/13/23	3	(730,753)	(5,897)
90 Day Eurodollar	12/18/23	4	(973,437)	(7,513)
90 Day Eurodollar	12/16/24	10	(2,430,591)	(17,659)

				$(321,987)

OTC Credit Default Swaps-Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International*	BBB-	5/11/63	USD	500,000	$(50,195)	$308	$(50,503)

CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International*	BBB-	5/11/63	USD	430,000	(43,169)	(37,238)	(5,931)

CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International*	BBB-	5/11/63	USD	160,000	(16,063)	(12,819)	(3,244)

								$(109,427)	$(49,749)	$(59,678)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

Fixed 2.499%	Semi-Annually	3-Month USD-LIBOR-BBA	Quarterly	6/13/43	USD 1,000,000	$(4,199)	$-	$(4,199)

Collateral for swap agreements held by Credit Suisse International amounted to $42,149 in securities at June 30, 2019.

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

29

MML Equity Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.4%
Basic Materials — 2.2%
Chemicals — 1.8%
Air Products & Chemicals, Inc.	10,956	$2,480,110
Celanese Corp.	7,700	830,060
CF Industries Holdings, Inc.	17,700	826,767
DuPont de Nemours, Inc.	21,993	1,651,014
Eastman Chemical Co.	8,100	630,423
FMC Corp.	7,500	622,125
Linde PLC	14,532	2,918,026
LyondellBasell Industries NV Class A	25,900	2,230,767
PPG Industries, Inc.	14,100	1,645,611

		13,834,903

Forest Products & Paper — 0.2%
International Paper Co.	43,447	1,882,124

Iron & Steel — 0.2%
Nucor Corp.	17,900	986,290
Reliance Steel & Aluminum Co.	4,000	378,480

		1,364,770

		17,081,797

Communications — 6.3%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	21,600	487,944
Omnicom Group, Inc.	12,400	1,016,180

		1,504,124

Internet — 0.5%
Alphabet, Inc. Class C (a)	2,297	2,482,850
Facebook, Inc. Class A (a)	8,003	1,544,579

		4,027,429

Media — 2.2%
CBS Corp. Class B (Non-Voting)	20,000	998,000
Comcast Corp. Class A	298,144	12,605,529
DISH Network Corp. Class A (a)	10,400	399,464
Fox Corp. Class B (a)	35,010	1,278,915
Viacom, Inc. Class B	20,100	600,387
The Walt Disney Co.	9,242	1,290,553

		17,172,848

Telecommunications — 3.4%
Cisco Systems, Inc.	126,465	6,921,429
Corning, Inc.	65,600	2,179,888
Juniper Networks, Inc.	19,500	519,285
Motorola Solutions, Inc.	16,168	2,695,691
Verizon Communications, Inc.	258,332	14,758,507

		27,074,800

		49,779,201

	Number of Shares	Value
Consumer, Cyclical — 6.2%
Airlines — 0.8%
Alaska Air Group, Inc.	7,000	$447,370
American Airlines Group, Inc.	21,200	691,332
Delta Air Lines, Inc.	40,100	2,275,675
JetBlue Airways Corp. (a)	17,100	316,179
Southwest Airlines Co.	33,300	1,690,974
United Continental Holdings, Inc. (a)	14,900	1,304,495

		6,726,025

Apparel — 0.1%
Hanesbrands, Inc.	16,600	285,852
Ralph Lauren Corp.	3,000	340,770

		626,622

Auto Manufacturers — 0.9%
Ford Motor Co.	221,900	2,270,037
General Motors Co.	80,800	3,113,224
PACCAR, Inc.	19,800	1,418,868

		6,802,129

Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	7,900	366,165
Aptiv PLC	14,600	1,180,118
BorgWarner, Inc.	11,700	491,166
Lear Corp.	3,500	487,445
WABCO Holdings, Inc. (a)	2,500	331,500

		2,856,394

Distribution & Wholesale — 0.1%
HD Supply Holdings, Inc. (a)	9,600	386,688
W.W. Grainger, Inc.	2,900	777,867

		1,164,555

Entertainment — 0.0%
Cinemark Holdings, Inc.	3,900	140,790

Home Builders — 0.4%
D.R. Horton, Inc.	21,200	914,356
Lennar Corp. Class A	16,200	785,052
NVR, Inc. (a)	230	775,158
PulteGroup, Inc.	14,700	464,814
Toll Brothers, Inc.	8,200	300,284

		3,239,664

Home Furnishing — 0.1%
Leggett & Platt, Inc.	6,900	264,753
Whirlpool Corp.	3,600	512,496

		777,249

Leisure Time — 0.5%
Carnival Corp.	30,200	1,405,810
Harley-Davidson, Inc.	8,100	290,223
Norwegian Cruise Line Holdings Ltd. (a)	12,200	654,286
Polaris Industries, Inc.	3,500	319,305

The accompanying notes are an integral part of the financial statements.

30

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Royal Caribbean Cruises Ltd.	11,900	$1,442,399

		4,112,023

Lodging — 0.2%
Hyatt Hotels Corp. Class A	2,100	159,873
Las Vegas Sands Corp.	12,900	762,261
Wynn Resorts Ltd.	3,600	446,364

		1,368,498

Retail — 2.7%
AutoZone, Inc. (a)	1,500	1,649,205
Best Buy Co., Inc.	16,400	1,143,572
CarMax, Inc. (a)	10,000	868,300
Dollar Tree, Inc. (a)	35,442	3,806,116
Foot Locker, Inc.	5,800	243,136
Genuine Parts Co.	6,700	693,986
L Brands, Inc.	15,600	407,160
McDonald’s Corp.	17,244	3,580,889
Ross Stores, Inc.	12,730	1,261,798
Target Corp.	30,800	2,667,588
Walgreens Boots Alliance, Inc.	47,900	2,618,693
Walmart, Inc.	20,703	2,287,474

		21,227,917

		49,041,866

Consumer, Non-cyclical — 20.6%
Agriculture — 1.8%
Altria Group, Inc.	99,200	4,697,120
Archer-Daniels-Midland Co.	31,700	1,293,360
Philip Morris International, Inc.	109,074	8,565,581

		14,556,061

Beverages — 0.1%
Molson Coors Brewing Co. Class B	9,000	504,000

Biotechnology — 1.8%
Amgen, Inc.	37,900	6,984,212
Bio-Rad Laboratories, Inc. Class A (a)	1,400	437,626
Celgene Corp. (a)	23,300	2,153,852
Gilead Sciences, Inc.	73,700	4,979,172

		14,554,862

Commercial Services — 0.4%
AMERCO	1,200	454,260
H&R Block, Inc.	11,400	334,020
ManpowerGroup, Inc.	3,400	328,440
Nielsen Holdings PLC	22,274	503,393
Quanta Services, Inc.	8,100	309,339
Robert Half International, Inc.	6,200	353,462
United Rentals, Inc. (a)	4,200	557,046

		2,839,960

Foods — 2.5%
Campbell Soup Co.	17,100	685,197
Conagra Brands, Inc.	136,639	3,623,666

	Number of Shares	Value
Ingredion, Inc.	3,500	$288,715
The J.M. Smucker Co.	6,700	771,773
Kellogg Co.	17,900	958,903
The Kraft Heinz Co.	6,400	198,656
The Kroger Co.	41,700	905,307
Tyson Foods, Inc. Class A	148,697	12,005,796
US Foods Holding Corp. (a)	5,400	193,104

		19,631,117

Health Care – Products — 3.9%
Alcon, Inc. (a)	30,997	1,923,364
Becton Dickinson and Co.	17,480	4,405,135
Boston Scientific Corp. (a)	61,323	2,635,662
Danaher Corp.	46,618	6,662,645
Henry Schein, Inc. (a)	8,400	587,160
Hologic, Inc. (a)	1,297	62,282
Medtronic PLC	40,814	3,974,875
Stryker Corp.	10,219	2,100,822
Teleflex, Inc.	2,756	912,649
Thermo Fisher Scientific, Inc.	23,203	6,814,257
Zimmer Biomet Holdings, Inc.	9,563	1,125,948

		31,204,799

Health Care – Services — 0.7%
Anthem, Inc.	4,314	1,217,454
HCA Healthcare, Inc.	19,600	2,649,332
Laboratory Corp. of America Holdings (a)	6,200	1,071,980
Quest Diagnostics, Inc.	7,700	783,937

		5,722,703

Household Products & Wares — 0.1%
Avery Dennison Corp.	4,400	508,992

Pharmaceuticals — 9.3%
AbbVie, Inc.	78,400	5,701,248
AmerisourceBergen Corp.	11,900	1,014,594
Bristol-Myers Squibb Co.	70,900	3,215,315
Cardinal Health, Inc.	8,195	385,984
Cigna Corp. (a)	23,265	3,665,401
Elanco Animal Health, Inc. (a)	51,817	1,751,415
Jazz Pharmaceuticals PLC (a)	3,200	456,192
Johnson & Johnson	145,800	20,307,024
McKesson Corp.	10,800	1,451,412
Merck & Co., Inc.	175,636	14,727,079
Pfizer, Inc.	477,514	20,685,906

		73,361,570

		162,884,064

Energy — 7.7%
Oil & Gas — 6.8%
BP PLC Sponsored ADR	62,042	2,587,151
Cabot Oil & Gas Corp.	24,000	551,040
Chevron Corp.	107,900	13,427,076
Concho Resources, Inc.	8,294	855,775

The accompanying notes are an integral part of the financial statements.

31

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ConocoPhillips	77,073	$4,701,453
Devon Energy Corp.	33,021	941,759
EOG Resources, Inc.	7,800	726,648
Exxon Mobil Corp.	239,500	18,352,885
Helmerich & Payne, Inc.	6,200	313,844
Hess Corp.	17,700	1,125,189
Murphy Oil Corp.	7,900	194,735
Occidental Petroleum Corp.	62,489	3,141,947
Phillips 66	27,600	2,581,704
Total SA Sponsored ADR	70,710	3,944,911

		53,446,117

Pipelines — 0.9%
Kinder Morgan, Inc.	101,900	2,127,672
Targa Resources Corp.	26,327	1,033,598
TC Energy Corp.	84,415	4,180,231

		7,341,501

		60,787,618

Financial — 27.9%
Banks — 14.7%
Bank of America Corp.	835,516	24,229,964
The Bank of New York Mellon Corp.	57,300	2,529,795
BB&T Corp.	44,000	2,161,720
CIT Group, Inc.	7,500	394,050
Citigroup, Inc.	146,500	10,259,395
Citizens Financial Group, Inc.	27,600	975,936
Comerica, Inc.	8,400	610,176
Commerce Bancshares, Inc.	6,305	376,156
Cullen/Frost Bankers, Inc.	3,700	346,542
Fifth Third Bancorp	101,217	2,823,954
The Goldman Sachs Group, Inc.	21,400	4,378,440
Huntington Bancshares, Inc.	61,200	845,784
JP Morgan Chase & Co.	215,459	24,088,316
KeyCorp	60,600	1,075,650
M&T Bank Corp.	8,600	1,462,602
Morgan Stanley	145,476	6,373,304
Northern Trust Corp.	12,300	1,107,000
The PNC Financial Services Group, Inc.	36,598	5,024,174
Popular, Inc.	5,200	282,048
Prosperity Bancshares, Inc.	3,900	257,595
Regions Financial Corp.	64,400	962,136
Signature Bank	2,500	302,100
SunTrust Banks, Inc.	26,500	1,665,525
US Bancorp	93,500	4,899,400
Webster Financial Corp.	5,200	248,404
Wells Fargo & Co.	389,660	18,438,711
Zions Bancorp NA	11,000	505,780

		116,624,657

Diversified Financial Services — 4.3%
Ally Financial, Inc.	24,500	759,255

	Number of Shares	Value
American Express Co.	49,200	$6,073,248
Ameriprise Financial, Inc.	10,955	1,590,228
BlackRock, Inc.	8,700	4,082,910
Capital One Financial Corp.	26,600	2,413,684
The Charles Schwab Corp.	83,394	3,351,605
Credit Acceptance Corp. (a)	1,100	532,213
Discover Financial Services	21,400	1,660,426
E*TRADE Financial Corp.	14,400	642,240
Franklin Resources, Inc.	28,700	998,760
Intercontinental Exchange, Inc.	47,138	4,051,039
LPL Financial Holdings, Inc.	4,400	358,908
Nasdaq, Inc.	7,500	721,275
Raymond James Financial, Inc.	8,000	676,400
Santander Consumer USA Holdings, Inc.	20,200	483,992
SEI Investments Co.	8,200	460,020
Synchrony Financial	39,100	1,355,597
T. Rowe Price Group, Inc.	13,400	1,470,114
TD Ameritrade Holding Corp.	31,300	1,562,496
The Western Union Co.	25,900	515,151

		33,759,561

Insurance — 7.3%
Aflac, Inc.	44,000	2,411,640
Alleghany Corp. (a)	1,000	681,110
The Allstate Corp.	20,600	2,094,814
American Financial Group, Inc.	9,700	993,959
American International Group, Inc.	238,034	12,682,452
Arch Capital Group Ltd. (a)	21,615	801,484
Athene Holding Ltd. Class A (a)	9,000	387,540
Chubb Ltd.	48,527	7,147,542
Cincinnati Financial Corp.	9,300	964,131
Everest Re Group Ltd.	2,300	568,514
Fidelity National Financial, Inc.	12,900	519,870
The Hartford Financial Services Group, Inc.	20,000	1,114,400
Lincoln National Corp.	12,100	779,845
Loews Corp.	18,500	1,011,395
Markel Corp. (a)	790	860,784
Marsh & McLennan Cos., Inc.	29,639	2,956,490
MetLife, Inc.	59,400	2,950,398
Principal Financial Group, Inc.	15,800	915,136
The Progressive Corp.	27,100	2,166,103
Prudential Financial, Inc.	32,423	3,274,723
Reinsurance Group of America, Inc.	3,900	608,517
Torchmark Corp.	15,600	1,395,576
The Travelers Cos., Inc.	35,400	5,293,008
Unum Group	12,000	402,600
Voya Financial, Inc.	10,000	553,000
W.R. Berkley Corp.	10,500	692,265
Willis Towers Watson PLC	16,394	3,140,107

		57,367,403

The accompanying notes are an integral part of the financial statements.

32

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	19,100	$979,830
The Howard Hughes Corp. (a)	800	99,072
Jones Lang LaSalle, Inc.	2,500	351,725

		1,430,627

Real Estate Investment Trusts (REITS) — 1.4%
AvalonBay Communities, Inc.	700	142,226
Crown Castle International Corp.	9,063	1,181,362
Prologis, Inc.	66,586	5,333,539
Public Storage	12,485	2,973,552
Ventas, Inc.	21,095	1,441,843

		11,072,522

Savings & Loans — 0.0%
New York Community Bancorp, Inc.	18,500	184,630

		220,439,400

Industrial — 10.1%
Aerospace & Defense — 3.2%
The Boeing Co.	17,200	6,260,972
General Dynamics Corp.	16,400	2,981,848
Lockheed Martin Corp.	14,800	5,380,392
Northrop Grumman Corp.	17,697	5,718,078
Raytheon Co.	14,600	2,538,648
Spirit AeroSystems Holdings, Inc. Class A	27,434	2,232,304

		25,112,242

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	8,000	457,040
Johnson Controls International PLC	37,000	1,528,470
Masco Corp.	16,600	651,384
Owens Corning	5,800	337,560

		2,974,454

Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	2,300	317,193
Emerson Electric Co.	34,800	2,321,856
Hubbell, Inc.	3,100	404,240

		3,043,289

Electronics — 1.2%
Agilent Technologies, Inc.	2,502	186,824
Arrow Electronics, Inc. (a)	5,000	356,350
Fortive Corp.	12,299	1,002,615
Gentex Corp.	15,400	378,994
Honeywell International, Inc.	21,160	3,694,325
Keysight Technologies, Inc. (a)	33,035	2,966,873
Sensata Technologies Holding PLC (a)	9,100	445,900
TE Connectivity Ltd.	2,700	258,606

		9,290,487

	Number of Shares	Value
Engineering & Construction — 0.1%
AECOM (a)	6,400	$242,240
Jacobs Engineering Group, Inc.	7,823	660,183

		902,423

Environmental Controls — 0.2%
Pentair PLC	9,700	360,840
Republic Services, Inc.	14,574	1,262,691

		1,623,531

Hand & Machine Tools — 0.2%
Snap-on, Inc.	3,300	546,612
Stanley Black & Decker, Inc.	8,500	1,229,185

		1,775,797

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	32,400	4,415,796
Oshkosh Corp.	4,000	333,960

		4,749,756

Machinery – Diversified — 0.8%
AGCO Corp.	4,100	318,037
Crane Co.	2,300	191,912
Cummins, Inc.	8,900	1,524,926
Deere & Co.	18,000	2,982,780
Dover Corp.	7,100	711,420
Roper Technologies, Inc.	2,514	920,778

		6,649,853

Miscellaneous – Manufacturing — 1.3%
Eaton Corp. PLC	24,800	2,065,344
General Electric Co.	631,305	6,628,702
Parker-Hannifin Corp.	7,300	1,241,073
Textron, Inc.	11,200	594,048

		10,529,167

Packaging & Containers — 0.7%
Ball Corp.	34,462	2,411,996
Berry Global Group, Inc. (a)	6,700	352,353
Packaging Corp. of America	25,316	2,413,121
Sealed Air Corp.	8,800	376,464
Sonoco Products Co.	5,400	352,836

		5,906,770

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,400	539,376

Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	7,800	657,930
J.B. Hunt Transport Services, Inc.	5,600	511,896
Kansas City Southern	4,800	584,736
Knight-Swift Transportation Holdings, Inc.	9,800	321,832
United Parcel Service, Inc. Class B	45,835	4,733,380

		6,809,774

		79,906,919

The accompanying notes are an integral part of the financial statements.

33

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 12.7%
Computers — 3.9%
Apple, Inc.	85,000	$16,823,200
Cognizant Technology Solutions Corp. Class A	41,093	2,604,885
Hewlett Packard Enterprise Co.	75,800	1,133,210
HP, Inc.	93,100	1,935,549
International Business Machines Corp.	52,400	7,225,960
Leidos Holdings, Inc.	8,200	654,770
NetApp, Inc.	12,500	771,250

		31,148,824

Office & Business Equipment — 0.0%
Xerox Corp.	9,500	336,395

Semiconductors — 4.6%
Analog Devices, Inc.	15,708	1,772,962
Applied Materials, Inc.	64,000	2,874,240
ASML Holding NV	6,734	1,400,201
Broadcom, Inc.	19,138	5,509,065
Intel Corp.	264,700	12,671,189
Lam Research Corp.	8,000	1,502,720
Micron Technology, Inc. (a)	45,728	1,764,643
NXP Semiconductor NV	29,242	2,854,312
ON Semiconductor Corp. (a)	23,400	472,914
Qorvo, Inc. (a)	7,100	472,931
QUALCOMM, Inc.	48,290	3,673,420
Skyworks Solutions, Inc.	9,700	749,519
Teradyne, Inc.	11,000	527,010
Texas Instruments, Inc.	633	72,643

		36,317,769

Software — 4.2%
CDK Global, Inc.	6,500	321,360
Fidelity National Information Services, Inc.	10,871	1,333,654
Microsoft Corp.	116,729	15,637,017
Oracle Corp.	218,200	12,430,854
Synopsys, Inc. (a)	25,243	3,248,522

		32,971,407

		100,774,395

Utilities — 4.7%
Electric — 4.5%
AES Corp.	30,200	506,152
Ameren Corp.	13,700	1,029,007
American Electric Power Co., Inc.	26,700	2,349,867
DTE Energy Co.	10,200	1,304,376
Edison International	24,178	1,629,839
Entergy Corp.	47,051	4,842,960
Evergy, Inc.	18,682	1,123,722
Eversource Energy	16,600	1,257,616
NextEra Energy, Inc.	40,750	8,348,045
OGE Energy Corp.	9,000	383,040

	Number of Shares	Value
Pinnacle West Capital Corp.	6,600	$620,994
Public Service Enterprise Group, Inc.	28,600	1,682,252
Sempra Energy	45,435	6,244,586
The Southern Co.	55,540	3,070,251
WEC Energy Group, Inc.	17,700	1,475,649

		35,868,356

Gas — 0.2%
NiSource, Inc.	60,601	1,745,309

		37,613,665

TOTAL COMMON STOCK (Cost $699,604,257)		778,308,925

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.1%
Health Care – Products — 0.1%
Becton Dickinson and Co. Convertible 6.125%	9,400	581,954

Industrial — 0.1%
Electronics — 0.1%
Fortive Corp. Convertible 5.000%	400	409,964

Utilities — 0.2%
Electric — 0.2%
NextEra Energy, Inc. Convertible 6.123%	19,000	1,233,670
Sempra Energy Convertible 6.000%	5,200	579,748
Sempra Energy Convertible 6.750%	2,700	299,754

		2,113,172

TOTAL PREFERRED STOCK (Cost $3,030,335)		3,105,090

TOTAL EQUITIES (Cost $702,634,592)		781,414,015

	Principal Amount
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Electric — 0.1%
Pacific Gas & Electric Co. 4.000% 12/01/46	$410,000	372,075
3.950% 12/01/47	534,000	481,935

		854,010

TOTAL CORPORATE DEBT (Cost $843,404)		854,010

TOTAL BONDS & NOTES (Cost $843,404)		854,010

The accompanying notes are an integral part of the financial statements.

34

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
iShares Russell 1000 Value ETF	32,000	$4,071,040

		4,071,040

TOTAL MUTUAL FUNDS (Cost $3,723,256)		4,071,040

TOTAL LONG-TERM INVESTMENTS (Cost $707,201,252)		786,339,065

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (b)	$4,967,102	4,967,102

TOTAL SHORT-TERM INVESTMENTS (Cost $4,967,102)		4,967,102

TOTAL INVESTMENTS — 100.1% (Cost $712,168,354) (c)		791,306,167

Other Assets/(Liabilities) — (0.1)%		(433,180)

NET ASSETS — 100.0%		$790,872,987

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $4,967,619. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $5,072,245.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

35

MML Managed Bond Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	95,000	$2,435,800

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,435,800

TOTAL EQUITIES (Cost $2,375,000)		2,435,800

	Principal Amount
BONDS & NOTES — 98.1%

CORPORATE DEBT — 35.7%
Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	$350,000	464,187

Agriculture — 0.7%
BAT Capital Corp. 3.222% 8/15/24	1,175,000	1,182,717
4.390% 8/15/37	500,000	473,804
Bunge Ltd. Finance Corp. 3.250% 8/15/26	2,549,000	2,464,214
4.350% 3/15/24	2,560,000	2,670,615
Reynolds American, Inc. 5.850% 8/15/45	1,585,000	1,707,061

		8,498,411

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	166,981	170,454
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	1,560,241	1,631,232
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	546,078	566,591

		2,368,277

Auto Manufacturers — 1.5%
Ford Motor Co. 5.291% 12/08/46	530,000	492,986
Ford Motor Credit Co. LLC 3.336% 3/18/21	2,700,000	2,713,864
4.140% 2/15/23	2,760,000	2,811,794
4.375% 8/06/23	2,278,000	2,339,414

	Principal Amount	Value
General Motors Co. 4.200% 10/01/27	$565,000	$568,955
5.150% 4/01/38	800,000	788,553
General Motors Financial Co., Inc. 3.500% 11/07/24	3,200,000	3,193,710
4.150% 6/19/23	3,193,000	3,288,781
4.200% 11/06/21	1,216,000	1,252,099

		17,450,156

Banks — 5.5%
Associated Banc-Corp. 4.250% 1/15/25	2,991,000	3,132,552
Bank of America Corp. 4.183% 11/25/27	2,515,000	2,664,345
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	1,252,169
6.110% 1/29/37	1,550,000	1,976,800
7.750% 5/14/38	400,000	590,346
Bank of Montreal 3.803% VRN 12/15/32 (a)	1,505,000	1,526,236
The Bank of Nova Scotia 4.500% 12/16/25	795,000	855,837
4.650% VRN 12/31/99 (a) (b)	3,575,000	3,420,238
Barclays Bank PLC 10.179% 6/12/21 (c)	3,351,000	3,792,837
Barclays PLC 3.905% FRN 5/16/24 (a)	2,085,000	2,054,277
4.337% 1/10/28	1,720,000	1,761,334
Citigroup, Inc. 4.125% 7/25/28	1,725,000	1,826,992
Credit Suisse AG 6.500% 8/08/23 (c)	3,069,000	3,375,900
Credit Suisse Group AG 4.282% 1/09/28 (c)	1,325,000	1,398,783
Deutsche Bank AG 3.150% 1/22/21	1,805,000	1,791,387
Discover Bank 4.682% VRN 8/09/28 (a)	2,905,000	3,010,335
First Republic Bank 4.375% 8/01/46	4,360,000	4,513,728
Fulton Financial Corp. 3.600% 3/16/22	1,565,000	1,585,713
The Goldman Sachs Group, Inc. 4.250% 10/21/25	550,000	583,207
5.950% 1/15/27	1,410,000	1,652,550
6.750% 10/01/37	1,145,000	1,497,603
HSBC Holdings PLC 4.250% 3/14/24	1,225,000	1,293,231
4.583% VRN 6/19/29 (a)	1,685,000	1,842,820
ING Groep NV 3.550% 4/09/24	1,205,000	1,246,501
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,460,921

The accompanying notes are an integral part of the financial statements.

36

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley 4.350% 9/08/26	$3,950,000	$4,235,689
5.000% 11/24/25	975,000	1,079,399
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	1,000,000	1,011,140
SVB Financial Group 3.500% 1/29/25	2,000,000	2,040,500
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (c)	3,010,000	3,005,636
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,627,064
Wells Fargo & Co. 5.375% 11/02/43	909,000	1,107,084

		64,213,154

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	4,225,000	4,704,249
Molson Coors Brewing Co. 4.200% 7/15/46	1,124,000	1,073,022
5.000% 5/01/42	360,000	380,041

		6,157,312

Biotechnology — 0.3%
Amgen, Inc. 5.150% 11/15/41	475,000	546,049
Celgene Corp. 3.450% 11/15/27	1,100,000	1,146,706
4.350% 11/15/47	1,230,000	1,357,776

		3,050,531

Building Materials — 0.4%
CRH America Finance, Inc. 3.950% 4/04/28 (c)	1,950,000	1,993,682
Standard Industries, Inc. 5.375% 11/15/24 (c)	1,636,000	1,693,260
5.500% 2/15/23 (c)	1,238,000	1,272,045

		4,958,987

Chemicals — 1.1%
Ashland, Inc. 6.875% 5/15/43	302,000	325,405
DuPont de Nemours, Inc. 5.319% 11/15/38	1,750,000	2,054,804
Huntsman International LLC 5.125% 11/15/22	1,000,000	1,057,279
Incitec Pivot Finance LLC 6.000% 12/10/19 (c)	1,160,000	1,175,387
The Sherwin-Williams Co. 4.500% 6/01/47	700,000	746,617
Syngenta Finance NV 3.698% 4/24/20 (c)	1,870,000	1,883,092
4.441% 4/24/23 (c)	2,065,000	2,146,629

	Principal Amount	Value
Yara International ASA 4.750% 6/01/28 (c)	$3,313,000	$3,571,465

		12,960,678

Commercial Services — 0.0%
ERAC USA Finance LLC 6.700% 6/01/34 (c)	125,000	166,930

Computers — 0.4%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (c)	1,527,000	1,684,558
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	2,400,000	2,418,593

		4,103,151

Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/23/23	2,555,000	2,577,667
3.875% 1/23/28	3,560,000	3,573,828
Affiliated Managers Group, Inc. 3.500% 8/01/25	802,000	824,213
Aircastle Ltd. 4.400% 9/25/23	3,095,000	3,214,388
5.000% 4/01/23	1,750,000	1,851,484
Ally Financial, Inc. 4.125% 2/13/22	1,250,000	1,281,250
Antares Holdings LP 6.000% 8/15/23 (c)	2,945,000	2,993,372
Ares Finance Co. LLC 4.000% 10/08/24 (c)	2,080,000	2,065,347
Brookfield Finance, Inc. 4.850% 3/29/29	1,752,000	1,916,230
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	335,000	331,568
Lazard Group LLC 3.625% 3/01/27	1,253,000	1,266,552
4.500% 9/19/28	755,000	804,085
Legg Mason, Inc. 5.625% 1/15/44	1,195,000	1,302,028
Synchrony Financial 4.375% 3/19/24	480,000	502,627

		24,504,639

Electric — 1.8%
Avangrid, Inc. 3.800% 6/01/29	1,960,000	2,051,199
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (c)	945,000	959,435
CMS Energy Corp. 4.875% 3/01/44	780,000	896,057
Duke Energy Corp. 3.750% 9/01/46	1,235,000	1,204,074

The accompanying notes are an integral part of the financial statements.

37

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entergy Louisiana LLC 4.950% 1/15/45	$1,005,000	$1,062,646
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (c)	820,000	777,975
IPALCO Enterprises, Inc. 3.450% 7/15/20	3,410,000	3,430,593
3.700% 9/01/24	1,060,000	1,097,266
Israel Electric Corp. Ltd. 4.250% 8/14/28 (c)	2,450,000	2,547,412
Nevada Power Co., Series N, 6.650% 4/01/36	550,000	752,344
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	773,099
Pennsylvania Electric Co. 4.150% 4/15/25 (c)	1,860,000	1,948,805
Southwestern Electric Power Co. 6.200% 3/15/40	300,000	384,910
Tri-State Pass-Through Trust, Series 2003, Class B, 7.144% 7/31/33 (c)	439,954	531,416
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	857,990
Xcel Energy, Inc. 6.500% 7/01/36	1,250,000	1,640,493

		20,915,714

Electronics — 0.3%
Arrow Electronics, Inc. 3.250% 9/08/24	1,965,000	1,946,504
3.875% 1/12/28	985,000	976,724
Tyco Electronics Group SA 7.125% 10/01/37	335,000	455,562

		3,378,790

Foods — 0.2%
Ingredion, Inc. 3.200% 10/01/26	638,000	633,068
Mars, Inc. 3.950% 4/01/49 (c)	1,910,000	2,055,051

		2,688,119

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	1,250,000	1,259,375

Gas — 0.4%
NiSource, Inc. 4.800% 2/15/44	1,035,000	1,154,127
5.800% 2/01/42	950,000	1,161,977
Spire, Inc. 4.700% 8/15/44	1,840,000	1,992,523

		4,308,627

	Principal Amount	Value
Health Care – Products — 0.1%
Becton Dickinson and Co. 4.685% 12/15/44	$825,000	$915,174

Health Care – Services — 0.2%
City of Hope 4.378% 8/15/48	1,050,000	1,151,805
Humana, Inc. 4.800% 3/15/47	830,000	900,799

		2,052,604

Housewares — 0.4%
Newell Brands, Inc. 3.850% 4/01/23	4,525,000	4,591,443

Insurance — 3.7%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	4,260,000	4,465,375
American International Group, Inc. 4.200% 4/01/28	2,125,000	2,271,097
4.500% 7/16/44	1,175,000	1,242,071
4.750% 4/01/48	505,000	557,425
5.750% VRN 4/01/48 (a)	2,860,000	2,940,709
AmTrust Financial Services, Inc. 6.125% 8/15/23	3,030,000	3,001,749
Arch Capital Group US, Inc. 5.144% 11/01/43	540,000	644,568
Athene Holding Ltd. 4.125% 1/12/28	6,228,000	6,278,957
AXA Equitable Holdings, Inc. 4.350% 4/20/28	875,000	920,176
AXIS Specialty Finance LLC 3.900% 7/15/29	885,000	901,766
AXIS Specialty Finance PLC 4.000% 12/06/27	2,500,000	2,564,906
Brown & Brown, Inc. 4.200% 9/15/24	1,132,000	1,195,573
CNA Financial Corp. 3.900% 5/01/29	770,000	809,728
CNO Financial Group, Inc. 5.250% 5/30/25	1,021,000	1,100,128
Enstar Group Ltd. 4.500% 3/10/22	920,000	942,362
Principal Financial Group, Inc. 3.700% 5/15/29	370,000	386,750
The Progressive Corp. 5.375% VRN 12/31/99 (a) (b)	1,175,000	1,199,228
Prudential Financial, Inc. 5.700% VRN 9/15/48 (a)	2,440,000	2,621,682
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	550,000	582,170
Reinsurance Group of America, Inc. 3.900% 5/15/29	1,440,000	1,494,782

The accompanying notes are an integral part of the financial statements.

38

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
USF&G Capital I 8.500% 12/15/45 (c)	$885,000	$1,312,450
Voya Financial, Inc. 4.700% VRN 1/23/48 (a)	1,080,000	985,522
Willis North America, Inc. 4.500% 9/15/28	1,965,000	2,114,831
7.000% 9/29/19	566,000	571,576
XLIT Ltd. 4.450% 3/31/25	2,250,000	2,430,532

		43,536,113

Internet — 0.2%
Amazon.com, Inc. 4.050% 8/22/47	1,840,000	2,089,189

Investment Companies — 1.0%
Ares Capital Corp. 3.500% 2/10/23	2,600,000	2,587,290
BlackRock TCP Capital Corp. 4.125% 8/11/22	2,870,000	2,892,322
FS KKR Capital Corp. 4.000% 7/15/19	3,095,000	3,095,570
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	2,775,000	2,840,906

		11,416,088

Iron & Steel — 0.4%
ArcelorMittal 5.125% 6/01/20	2,165,000	2,214,840
5.250% STEP 8/05/20	2,034,000	2,085,779
Vale Overseas Ltd. 6.875% 11/21/36	630,000	756,787

		5,057,406

Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 3.875% 10/15/21	2,280,000	2,324,460

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (c)	1,275,000	1,320,084
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	735,000	866,057
Comcast Corp. 3.400% 7/15/46	645,000	618,470
6.950% 8/15/37	265,000	375,481
Discovery Communications LLC 3.950% 3/20/28	1,115,000	1,147,841
5.000% 9/20/37	995,000	1,039,346
Grupo Televisa SAB 6.625% 3/18/25	1,616,000	1,863,636

	Principal Amount	Value
Time Warner Cable, Inc. 6.750% 6/15/39	$985,000	$1,142,636

		8,373,551

Mining — 0.9%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (c)	894,000	924,056
Glencore Funding LLC 3.875% 10/27/27 (c) (d)	975,000	972,485
4.000% 4/16/25 (c)	2,150,000	2,198,590
4.625% 4/29/24 (c)	3,065,000	3,235,823
Kinross Gold Corp. 4.500% 7/15/27	470,000	474,700
5.125% 9/01/21	2,495,000	2,569,850

		10,375,504

Miscellaneous – Manufacturing — 0.2%
General Electric Co. 6.875% 1/10/39	298,000	373,647
4.125% 10/09/42	1,430,000	1,317,086

		1,690,733

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 3.875% STEP 9/15/20	845,000	843,707
3.875% STEP 10/01/21	1,855,000	1,817,900

		2,661,607

Oil & Gas — 3.0%
Anadarko Petroleum Corp. 6.600% 3/15/46	1,258,000	1,638,218
Antero Resources Corp. 5.375% 11/01/21	5,459,000	5,390,762
Cenovus Energy, Inc. 3.000% 8/15/22	1,275,000	1,280,573
4.250% 4/15/27 (d)	1,125,000	1,165,358
6.750% 11/15/39	550,000	657,299
Diamondback Energy, Inc. 4.750% 11/01/24 (c)	2,196,000	2,259,135
Encana Corp. 6.500% 2/01/38	545,000	667,447
EQT Corp. 3.000% 10/01/22	1,550,000	1,537,976
3.900% 10/01/27	4,510,000	4,281,939
Helmerich & Payne, Inc. 4.650% 3/15/25	935,000	989,859
Marathon Petroleum Corp. 4.500% 4/01/48	510,000	512,485
6.500% 3/01/41	1,120,000	1,398,510
Newfield Exploration Co. 5.375% 1/01/26	1,650,000	1,808,022
5.625% 7/01/24	975,000	1,078,058
5.750% 1/30/22	1,904,000	2,037,857

The accompanying notes are an integral part of the financial statements.

39

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	$1,175,000	$1,219,074
Petroleos Mexicanos 4.625% 9/21/23	575,000	564,943
5.350% 2/12/28	665,000	605,217
5.500% 1/21/21	2,690,000	2,720,935
6.375% 1/23/45	595,000	511,700
6.500% 3/13/27	585,000	577,629
6.625% 6/15/35	140,000	129,325
Saudi Arabian Oil Co. 4.250% 4/16/39 (c)	2,075,000	2,100,671

		35,132,992

Oil & Gas Services — 0.3%
National Oilwell Varco, Inc. 3.950% 12/01/42	1,506,000	1,304,772
Patterson-UTI Energy, Inc. 3.950% 2/01/28	1,680,000	1,657,014

		2,961,786

Packaging & Containers — 0.3%
Amcor Finance USA, Inc. 3.625% 4/28/26 (c)	3,105,000	3,168,047

Pharmaceuticals — 1.6%
AbbVie, Inc. 4.700% 5/14/45	2,060,000	2,097,120
Bayer US Finance II LLC 3.875% 12/15/23 (c)	1,025,000	1,064,362
4.400% 7/15/44 (c)	1,350,000	1,259,368
4.625% 6/25/38 (c)	1,200,000	1,225,245
CVS Health Corp. 4.300% 3/25/28	1,175,000	1,239,012
5.050% 3/25/48	705,000	750,909
6.125% 9/15/39	560,000	646,778
CVS Pass-Through Trust 5.926% 1/10/34 (c)	1,111,332	1,263,023
7.507% 1/10/32 (c)	957,494	1,156,486
Express Scripts Holding Co. 4.800% 7/15/46	1,380,000	1,466,676
McKesson Corp. 6.000% 3/01/41	550,000	656,832
Mylan, Inc. 3.125% 1/15/23 (c)	2,875,000	2,793,890
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	315,000	314,055
2.200% 7/21/21	2,793,000	2,649,859
4.100% 10/01/46	460,000	312,777

		18,896,392

Pipelines — 2.4%
Andeavor Logistics LP 6.875% VRN 12/31/99 (a) (b)	1,775,000	1,770,243

	Principal Amount	Value
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	$652,000	$668,300
Energy Transfer Operating LP 4.200% 4/15/27	1,085,000	1,127,539
5.875% 1/15/24	1,150,000	1,280,139
6.125% 12/15/45	1,000,000	1,133,015
6.250% VRN 12/31/99 (a) (b)	2,370,000	2,204,100
7.500% 10/15/20	1,125,000	1,193,298
EnLink Midstream Partners LP 4.150% 6/01/25	2,924,000	2,865,520
4.850% 7/15/26	951,000	958,132
Enterprise Products Operating LLC 5.250% VRN 8/16/77 (a)	575,000	549,441
5.375% VRN 2/15/78 (a)	1,205,000	1,120,650
EQM Midstream Partners LP 4.750% 7/15/23	2,825,000	2,937,599
Kinder Morgan Energy Partners LP 6.375% 3/01/41	376,000	454,262
6.500% 2/01/37	650,000	780,532
6.550% 9/15/40	500,000	618,906
6.950% 1/15/38	175,000	224,379
MPLX LP 4.500% 4/15/38	595,000	600,717
5.200% 3/01/47	245,000	263,339
Plains All American Pipeline LP 6.125% VRN 12/31/99 (a) (b)	2,345,000	2,233,612
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,960,000	2,086,385
4.700% 6/15/44	675,000	650,388
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	1,375,000	1,416,602
5.300% 4/01/44	525,000	540,120
Western Midstream Operating LP 4.500% 3/01/28	655,000	653,959

		28,331,177

Private Equity — 0.4%
Hercules Capital, Inc. 4.625% 10/23/22	2,910,000	2,862,753
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (c) (e)	1,260,000	1,293,117

		4,155,870

Real Estate Investment Trusts (REITS) — 0.9%
American Tower Trust #1 3.652% 3/15/48 (c)	1,910,000	1,997,870
Crown Castle International Corp. 5.200% 2/15/49	589,000	677,577
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,265,000	1,278,024

The accompanying notes are an integral part of the financial statements.

40

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mid-America Apartments LP 3.600% 6/01/27	$540,000	$557,412
Spirit Realty LP 4.000% 7/15/29	820,000	827,323
STORE Capital Corp. 4.625% 3/15/29	1,480,000	1,575,206
UDR, Inc. 3.200% 1/15/30 (e)	805,000	801,519
VEREIT Operating Partnership LP 4.625% 11/01/25	2,260,000	2,433,713
Weingarten Realty Investors 3.250% 8/15/26	535,000	520,679

		10,669,323

Retail — 0.9%
Dollar Tree, Inc. 3.700% 5/15/23	1,050,000	1,084,128
4.000% 5/15/25	1,475,000	1,537,535
4.200% 5/15/28	1,915,000	1,983,206
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (c)	2,620,000	2,633,126
The Home Depot, Inc. 5.950% 4/01/41	600,000	813,451
O’Reilly Automotive, Inc. 3.900% 6/01/29	2,675,000	2,805,244

		10,856,690

Semiconductors — 0.1%
Microchip Technology, Inc. 3.922% 6/01/21	985,000	1,002,677

Software — 0.3%
Fiserv, Inc. 3.500% 7/01/29	1,065,000	1,094,696
Microsoft Corp. 4.450% 11/03/45	2,064,000	2,475,255

		3,569,951

Telecommunications — 1.1%
AT&T, Inc. 4.750% 5/15/46	2,830,000	2,988,521
5.250% 3/01/37	648,000	727,252
6.250% 3/29/41	210,000	256,717
CenturyLink, Inc. 6.150% 9/15/19	560,000	562,520
Crown Castle Towers LLC 3.222% 5/15/42 (c)	1,700,000	1,718,790
4.241% 7/15/48 (c)	2,750,000	2,956,519
Embarq Corp. 7.995% 6/01/36	145,000	140,334
Telecom Italia SpA 5.303% 5/30/24 (c)	605,000	626,175
Telefonica Emisiones SAU 4.665% 3/06/38	1,105,000	1,148,453

	Principal Amount	Value
Verizon Communications, Inc. 6.550% 9/15/43	$885,000	$1,222,670

		12,347,951

Transportation — 0.2%
Autoridad del Canal de Panama 4.950% 7/29/35 (c)	1,050,000	1,165,500
CSX Corp. 4.750% 11/15/48	650,000	756,099
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (c)	610,000	622,269

		2,543,868

Trucking & Leasing — 0.5%
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (c)	1,550,000	1,599,848
5.250% 8/15/22 (c)	3,410,000	3,600,278
5.500% 2/15/24 (c)	545,000	587,499

		5,787,625

TOTAL CORPORATE DEBT (Cost $400,635,401)		415,955,259

MUNICIPAL OBLIGATIONS — 0.8%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,950,000	4,640,934
New York City Water & Sewer System 5.882% 6/15/44	105,000	148,314
Orange County Local Transportation Authority BAB 6.908% 2/15/41	1,350,000	1,915,272
Panhandle-Plains Student Finance Corp., Series 2001-A2, 3.912% FRN 12/01/31 (a)	300,000	297,945
State of California BAB 7.550% 4/01/39	1,420,000	2,248,030

		9,250,495

TOTAL MUNICIPAL OBLIGATIONS (Cost $8,591,470)		9,250,495

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.1%
Automobile ABS — 1.2%
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B, 3.550% 9/22/25 (c)	5,766,000	5,948,125
Series 2019-1A, Class B, 3.700% 3/20/23 (c)	762,000	781,174
Series 2019-1A, Class C, 4.530% 3/20/23 (c)	1,271,000	1,292,518

The accompanying notes are an integral part of the financial statements.

41

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hertz Vehicle Financing II LP, Series 2018-1A, Class B 3.600% 2/25/24 (c)	$3,810,000	$3,884,165
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B 3.950% 11/14/28 (c)	1,774,000	1,832,561

		13,738,543

Commercial MBS — 3.7%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.249% VRN 7/05/40 (a) (c)	4,270,000	4,576,863
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 3.744% FRN 9/15/34 (c)	670,000	669,185
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (a)	441,000	473,430
Series 2019-BN16, Class AS, 4.267% 2/15/52	665,833	731,756
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (a)	547,420	596,586
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (c)	2,250,000	2,421,929
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (c)	1,610,000	1,707,333
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (c)	1,370,000	1,420,748
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.513% VRN 1/12/45 (a)	458,903	459,192
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 3.644% FRN 7/15/35 (c)	4,450,000	4,451,476
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.894% FRN 7/15/35 (c)	4,950,000	4,949,874
BX Commercial Mortgage Trust Series 2018-IND, Class B, 1 mo. USD LIBOR + .900% 3.294% FRN 11/15/35 (c)	852,730	852,448
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 4.094% FRN 11/15/35 (c)	2,176,491	2,186,010
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 4.144% FRN 12/15/37 (c)	898,516	904,145

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates Series 2012-CR4, Class B, 3.703% 10/15/45 (c)	$1,060,000	$1,015,876
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,451,178
Series 2015-CR23, Class C, 4.393% VRN 5/10/48 (a)	1,000,000	1,028,560
Series 2014-LC17, Class C, 4.700% VRN 10/10/47 (a)	2,908,000	3,034,259
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.830% VRN 7/10/38 (a)	758,101	764,010
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS 4.948% 1/10/45 (c)	488,000	515,706
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. LIBOR + 1.800% 4.194% FRN 5/15/36 (c)	1,505,000	1,504,985
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	1,950,000	2,141,154
Series 2018-H3, Class B, 4.620% 7/15/51	760,000	830,613
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (c)	1,325,000	1,360,904
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180% 3.574% FRN 10/15/37 (c)	440,000	440,274
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.483% VRN 8/15/39 (a)	39,709	39,856
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (a)	838,852	844,204
Wells Fargo Commercial Mortgage Trust Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (a)	1,450,000	1,594,588
Series 2018-C45, Class B, 4.556% 6/15/51	400,000	443,271

		43,410,413

Home Equity ABS — 0.1%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 3.304% FRN 2/25/35	541,680	532,266

Other ABS — 14.5%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (c)	1,171,250	1,197,426

The accompanying notes are an integral part of the financial statements.

42

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 4.129% FRN 1/25/35	$72,830	$72,632
AASET Trust Series 2019-1, Class A, 3.844% 5/15/39 (c) (f)	1,898,000	1,897,996
Series 2018-2A, Class A, 4.454% 11/18/38 (c)	1,626,911	1,662,393
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (c)	1,973,381	2,099,610
AIMCO CLO, Series 2019-10A, Class C, 3 mo. USD LIBOR + 2.450% FRN 7/22/32 (c)	2,000,000	2,000,000
Allegro CLO X Ltd., Series 2019-1A, Class C, 5.202% FRN 4/20/32 (a) (c)	2,200,000	2,199,875
Alterna Funding II LLC, Series 2015-1A, Class A 2.500% 2/15/24 (c)	21,740	21,740
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (c)	1,833,500	1,935,347
Ascentium Equipment Receivables Trust Series 2018-2A, Class D, 4.150% 7/10/24 (c)	2,473,000	2,556,323
Series 2019-1A, Class E, 4.310% 4/12/27 (c)	1,251,000	1,280,031
Assurant CLO III Ltd., Series 2018-2A, Class C, 4.842% FRN 10/20/31 (a) (c)	820,000	807,338
Atrium XV, Series 15A, Class B, 4.342% FRN 1/23/31 (a) (c)	1,190,000	1,183,328
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600% FRN 1/15/28 (c)	1,000,000	1,000,000
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 3.842% FRN 7/20/30 (c)	1,990,000	1,990,203
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (c)	99,141	99,145
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (c)	732,832	737,830
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (c)	1,406,000	1,436,295
Capital Automotive LLC, Series 2017-1A, Class A2 4.180% 4/15/47 (c)	978,333	1,011,154

	Principal Amount	Value
Capital Automotive REIT, Series 2014-1A, Class A 3.660% 10/15/44 (c)	$896,267	$905,869
Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class CR, 5.432% FRN 7/28/28 (a) (c)	330,000	324,160
Castlelake Aircraft Structured Trust Series 2019-1A, Class A, 3.967% 4/15/39 (c)	1,527,882	1,530,463
Series 2018-1, Class A, 4.125% 6/15/43 (c)	1,498,180	1,510,594
CBAM Ltd., Series 2019-10A, Class B, 4.619% FRN 4/20/32 (a) (c)	1,900,000	1,899,789
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.768% FRN 11/16/30 (a) (c)	2,330,000	2,323,634
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3.792% FRN 10/20/30 (a) (c)	2,040,000	2,038,131
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.864% FRN 9/25/34	44,602	42,692
Cronos Containers Program I Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (c)	294,444	295,659
DB Master Finance LLC, Series 2019-1A, Class A23 4.352% 5/20/49 (c)	1,558,000	1,616,967
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23, 4.118% 7/25/47 (c)	766,350	796,436
Series 2015-1A, Class A2II, 4.474% 10/25/45 (c)	3,007,000	3,132,417
Drug Royalty Corp., Inc., Series 2014-1, Class A2 3.484% 7/15/23 (c)	75,865	75,657
Dryden 72 CLO Ltd., Series 2019-72A, Class B, 4.332% FRN 5/15/32 (a) (c)	1,500,000	1,499,949
Eaton Vance CLO Ltd. Series 2018-1A, Class B, 4.347% FRN 10/15/30 (a) (c)	1,700,000	1,694,262
Series 2019-1A, Class B, 4.445% FRN 4/15/31 (a) (c)	1,800,000	1,799,867
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3.995% FRN 4/20/31 (a) (c)	2,900,000	2,899,803
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (c)	594,347	599,007
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.592% FRN 4/20/31 (a) (c)	3,000,000	2,968,887

The accompanying notes are an integral part of the financial statements.

43

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (c)	$254,167	$255,189
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (c)	1,468,814	1,508,528
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, 3.742% FRN 11/28/30 (a) (c)	1,950,000	1,948,110
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (c)	2,055,454	2,094,915
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	965,977	999,262
Series 2019-1A, Class A, 3.860% 10/15/54 (c)	1,536,970	1,604,393
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.049% FRN 4/25/35	20,027	19,970
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 4.539% FRN 1/20/31 (a) (c)	1,290,000	1,283,661
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (c)	1,577,206	1,654,120
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (c)	1,251,017	1,272,005
Series 2017-3A, Class A1, 3.190% 9/20/48 (c)	1,258,652	1,279,678
Series 2017-2A, Class A1, 3.280% 9/20/48 (c)	367,846	371,820
Series 2016-4A, Class A1, 3.570% 9/20/47 (c)	1,490,280	1,547,514
Series 2017-2A, Class A2, 4.070% 9/20/48 (c)	295,719	307,650
Series 2018-1A, Class A2, 4.670% 9/20/48 (c)	2,232,226	2,351,311
Highbridge Loan Management Ltd., Series 12A-18, Class B, 4.451% FRN 7/18/31 (a) (c)	1,200,000	1,163,395
Hilton Grand Vacations Trust, Series 2018-AA, Class C 4.000% 2/25/32 (c)	367,773	379,460
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (c)	1,007,862	1,044,898
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A 3.721% 7/15/39 (c) (e)	1,397,000	1,396,994
JG Wentworth XLII LLC, Series 2018-2A, Class A 3.960% 10/15/75 (c)	1,504,466	1,606,887

	Principal Amount	Value
KKR Clo 24 Ltd., Series 24, Class C, 5.331% FRN 4/20/32 (a) (c)	$2,400,000	$2,401,051
KREF Ltd., Series 2018-FL1, Class C, 4.394% FRN 6/15/36 (a) (c)	1,670,000	1,671,118
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (c)	2,394,063	2,466,655
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400% 3.992% FRN 10/20/29 (c)	3,030,000	3,040,823
Lendmark Funding Trust Series 2017-1A, Class A, 2.830% 12/22/25 (c)	1,232,678	1,229,086
Series 2018-1A, Class A, 3.810% 12/21/26 (c)	1,730,000	1,773,812
Madison Park Funding XXIX Ltd., Series 2018-29A, Class C, 4.801% FRN 10/18/30 (a) (c)	620,000	609,041
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 4.197% FRN 7/15/30 (a) (c)	1,665,000	1,648,934
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.781% FRN 12/18/30 (a) (c)	1,200,000	1,193,782
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A 2.510% 5/20/30 (c)	93,274	93,242
Mosaic Solar Loans LLC Series 2018-1A, Class A, 4.010% 6/22/43 (c)	369,336	381,211
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	389,703	405,209
MP CLO III Ltd., Series 2013-1A, Class AR, 3.842% FRN 10/20/30 (a) (c)	1,750,000	1,743,586
MVW Owner Trust Series 2017-1A, Class A, 2.420% 12/20/34 (c)	277,736	278,084
Series 2015-1A, Class A, 2.520% 12/20/32 (c)	372,816	372,152
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (c)	2,260,000	2,384,005
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 2.833% 10/15/51 (c)	10,600,000	10,678,522
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class B1, 4.447% FRN 4/15/31 (a) (c)	1,500,000	1,499,884
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (c)	129,140	128,779

The accompanying notes are an integral part of the financial statements.

44

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-A, Class B, 2.910% 3/08/29 (c)	$706,857	$722,813
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (c)	779,007	785,830
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A 3.967% 6/15/44 (c)	1,634,000	1,659,797
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A 5.254% 2/25/23 (c)	1,270,000	1,272,031
Rockford Tower CLO Ltd., Series 2019-1A, Class B1, 4.667% FRN 4/20/32 (a) (c)	1,500,000	1,499,742
RR 3 Ltd., Series 2018-3A, Class A1R2, 3.687% FRN 1/15/30 (a) (c)	2,450,000	2,432,169
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (c)	2,320,000	2,395,599
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B 3.080% 9/20/32 (c)	112,479	113,018
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class D 5.200% 9/20/35 (c)	1,318,759	1,334,842
Steele Creek CLO Ltd. Series 2017-1A, Class A, 3.847% FRN 1/15/30 (a) (c)	660,000	658,362
Series 2018-2A, Class C, 4.820% FRN 8/18/31 (a) (c)	1,170,000	1,145,790
Store Master Funding I-VII, Series 2018-1A, Class A2 4.290% 10/20/48 (c)	1,331,405	1,435,031
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800% 3.204% FRN 11/25/35 (c)	4,100,000	3,999,367
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (c)	189,776	191,119
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (c)	467,666	502,042
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (c)	1,997,752	2,138,820
Taco Bell Funding LLC, Series 2018-1A, Class A2II 4.940% 11/25/48 (c)	1,134,300	1,207,673
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (c)	2,118,786	2,159,133

	Principal Amount	Value
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 4.077% FRN 10/13/29 (c)	$2,150,000	$2,155,760
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A 3.960% 4/20/44 (c)	540,693	556,285
THL Credit Wind River CLO Ltd. Series 2018-2A, Class B, 4.347% FRN 7/15/30 (a) (c)	1,150,000	1,143,930
Series 2016-2A, Class BR, 4.379% FRN 11/01/31 (a) (c)	900,000	896,912
Trinity Rail Leasing LLC, Series 2019-1A, Class A 3.820% 4/17/49 (c)	4,306,021	4,422,799
Trinity Rail Leasing LP, Series 2018-1A, Class A2 4.620% 6/17/48 (c)	2,420,000	2,558,715
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (c)	398,863	398,603
Series 2017-1A, Class A2, 3.736% 8/15/47 (c)	810,000	831,762
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (c)	2,855,032	2,888,781
Triton Container Finance VI LLC Series 2017-1A, Class A, 3.520% 6/20/42 (c)	867,759	881,050
Series 2018-2A, Class A, 4.190% 6/22/43 (c)	1,476,000	1,514,384
Vivint Solar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (c)	2,778,171	2,880,696
VSE VOI Mortgage LLC, Series 2016-A, Class A 2.540% 7/20/33 (c)	1,083,508	1,082,464
WAVE Trust Series 2017-1A, Class A, 3.844% 11/15/42 (c)	3,455,272	3,472,731
Series 2017-1A, Class C, 6.656% 11/15/42 (c)	2,069,667	2,048,670
Wendy’s Funding LLC, Series 2015-1A, Class A23 4.497% 6/15/45 (c)	2,117,500	2,239,695
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (c)	1,304,334	1,361,718
Wingstop Funding LLC, Series 2018-1, Class A2 4.970% 12/05/48 (c)	1,246,875	1,302,771

		169,522,549

The accompanying notes are an integral part of the financial statements.

45

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 10.7%
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	$2,350,000	$2,317,106
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.310% FRN 7/01/38	142,981	141,319
College Avenue Student Loans LLC Series 2019-A, Class B, 3.810% 12/28/48 (c) (e)	2,244,000	2,243,789
Series 2019-A, Class C, 4.460% 12/28/48 (c) (e)	1,281,000	1,280,535
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS 0.000% FRN 1/25/47	900,000	717,330
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A4, 3 mo. USD LIBOR + .160% 2.490% FRN 3/28/35	1,243,918	1,221,120
Earnest Student Loan Program LLC, Series 2016-B, Class A2 3.020% 5/25/34 (c)	654,107	656,223
ECMC Group Student Loan Trust Series 2018-2A, Class A, 3.204% FRN 9/25/68 (a) (c)	2,578,785	2,549,078
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.604% FRN 12/27/66 (c)	2,409,083	2,419,409
EdLinc Student Loan Funding, Series 2017-A, Class A, 4.350% FRN 12/01/47 (a) (c)	2,738,729	2,752,097
Education Services of America Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 6/25/48 (c)	1,200,000	1,128,219
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 10/25/56 (c)	1,100,000	1,045,422
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700% 6.280% FRN 4/25/46	625,000	651,808
EDvestinU Private Education Loan Issue No 1 LLC, Series 2019-A, Class A, 3.580% VRN 11/25/38 (a) (c)	1,765,060	1,818,961
Higher Education Funding I Series 2004-1, Class B2, 28 day ARS 0.000%FRN 1/01/44 (c)	450,000	382,383
Series 2004-1, Class B1, 28 day ARS 0.000%FRN 1/01/44 (c)	450,000	396,674
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX 3.020% 8/25/42 (c)	847,769	856,250

	Principal Amount	Value
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 3.114% FRN 12/15/59 (a) (c)	$880,000	$871,663
Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.670% 2/15/68 (c)	2,249,000	2,307,988
Series 2019-A, Class B, 3.900% 1/15/43 (c)	1,190,000	1,249,072
Series 2018-CA, Class B, 4.220% 6/16/42 (c)	1,530,000	1,571,769
Navient Student Loan Trust Series 2018-3A, Class A3, 3.204% FRN 3/25/67 (a) (c)	4,700,000	4,654,758
Series 2019-1A, Class A2, 3.304% FRN 12/27/67 (a) (c)	4,530,000	4,508,829
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.654% FRN 6/25/65 (c)	3,406,887	3,445,170
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.704% FRN 3/25/66 (c)	7,050,000	7,171,586
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 10/25/58	940,000	946,463
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 3.904% FRN 6/25/65 (c)	2,370,000	2,429,579
Series 2019-BA, Class B, 4.040% 12/15/59 (c)	2,950,000	3,086,375
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (c)	686,378	690,986
Nelnet Student Loan Trust Series 2005-4, Class A4A, 7 day ARS 2.594% FRN 3/22/32	325,000	305,100
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.599% FRN 6/25/41	651,948	605,310
Series 2019-2A, Class A, 3.304% FRN 6/27/67 (a) (c)	1,986,858	1,979,661
Series 2019-1A, Class B, 3.804% FRN 4/25/67 (a) (c)	3,250,000	3,222,144
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800% 3.380% FRN 7/25/36	1,600,000	1,600,769
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.354% FRN 11/25/65 (c)	2,407,074	2,399,267
SLM Student Loan Trust Series 06-2, Class R, 0.000%1/25/41	7,308	3,580,920

The accompanying notes are an integral part of the financial statements.

46

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-3, Class B, 3 mo. USD LIBOR + .150% 2.730% FRN 4/25/40	$912,803	$845,120
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.730% FRN 3/25/44	5,310,000	5,124,599
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.790% FRN 10/25/40	2,130,482	1,985,208
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.870% FRN 1/25/44	2,228,115	2,082,992
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.180% FRN 10/25/65 (c)	5,020,000	4,970,318
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.330% FRN 1/25/40	5,300,000	5,231,906
Series 2005-5, Class A5, 3 mo. USD LIBOR + .750% 3.330% FRN 10/25/40	1,056,000	1,047,531
Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 6/25/43	1,420,000	1,392,973
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	368,000	368,000
Series 2002-7, Class A10, 28 day ARS 4.088% FRN 3/15/28	184,000	184,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	250,000	250,000
Series 2002-7, Class B, 28 day ARS 5.073% FRN 12/15/39	3,950,000	3,950,000
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	650,000	650,000
SoFi Alternative Trust, Series 2019-C, Class PT, 0.000% VRN 1/25/45 (a) (c) (f)	7,520,000	7,785,251
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000%3/25/33 (c)	1,200	1,066,500
Series 2019-A, Class R1, 0.000%6/15/48 (c)	6,724,700	1,943,082
Series 2017-D, Class R1, 0.010% 9/25/40 (c)	4,688,500	2,688,433
Series 2018-A, Class R1, 0.010% 2/25/42 (c)	3,759,800	2,700,288
Series 2018-B, Class R1, 0.010% 8/26/47 (c)	3,324,300	1,951,987
Series 2018-D, Class R1, 0.010% 2/25/48 (c)	4,961,600	1,709,271
Series 2017-C, Class C, 4.210% VRN 7/25/40 (a) (c)	990,000	1,035,753

	Principal Amount	Value
South Carolina Student Loan Corp. Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000% 3.440% FRN 1/03/33	$1,800,000	$1,817,176
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.940% FRN 8/01/35	3,050,000	3,073,983
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850% 3.442% FRN 10/01/46	1,700,000	1,710,606

		124,770,109

WL Collateral CMO — 0.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.658% VRN 8/25/34 (a)	24,771	24,547
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (a)	4,068	3,860
Series 2004-2, Class 1A1, 4.616% VRN 2/25/34 (a)	18,228	17,247
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (c)	1,236,811	1,256,859
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.310% VRN 8/25/34 (a)	5,772	5,758
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.071% VRN 8/25/34 (a)	39,473	38,401
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (a) (c)	2,974,682	2,979,798
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (a)	2,101	2,012
Series 2003-A4, Class IA, 4.734% VRN 7/25/33 (a)	2,427	2,364
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (a) (c)	3,610,086	3,656,810
Sequoia Mortgage Trust, Series 2019-1, Class A1, 4.000% VRN 2/25/49 (a) (c)	636,768	655,619
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.554% VRN 3/25/34 (a)	21,045	20,637
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.904% FRN 4/25/44	55,270	55,051

The accompanying notes are an integral part of the financial statements.

47

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (a) (c)	$2,202,733	$2,237,215

		10,956,178

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $358,877,638)		362,930,058

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Colombia Government International Bond 6.125% 1/18/41	2,080,000	2,574,021
Mexico Government International Bond 4.750% 3/08/44	3,727,000	3,890,056
6.750% 9/27/34	685,000	872,519

		7,336,596

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,705,365)		7,336,596

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 27.3%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	1,105,271	1,231,352
Series 2693, Class Z, 5.500% 10/15/33	1,949,219	2,147,078
Series 2178, Class PB, 7.000% 8/15/29	43,878	48,649

		3,427,079

Pass-Through Securities — 26.6%
Federal Home Loan Mortgage Corp. Pool #J13972 3.500% 1/01/26	40,652	41,999
Pool #C91344 3.500% 11/01/30	126,239	130,742
Pool #C91424 3.500% 1/01/32	85,233	88,540
Pool #C91239 4.500% 3/01/29	6,059	6,415
Pool #C91251 4.500% 6/01/29	39,776	42,112
Pool #G05253 5.000% 2/01/39	195,472	212,846
Pool #C90939 5.500% 12/01/25	21,440	22,982
Pool #C91026 5.500% 4/01/27	35,265	37,801
Pool #D97258 5.500% 4/01/27	12,861	13,786
Pool #C91074 5.500% 8/01/27	3,787	4,060
Pool #D97417 5.500% 10/01/27	10,752	11,525
Pool #C91128 5.500% 12/01/27	1,902	2,040
Pool #C91148 5.500% 1/01/28	85,345	91,535
Pool #C91176 5.500% 5/01/28	29,506	31,655
Pool #C91217 5.500% 11/01/28	11,099	11,908

	Principal Amount	Value
Pool #C01079 7.500% 10/01/30	$1,213	$1,400
Pool #C01135 7.500% 2/01/31	5,079	5,870
Federal National Mortgage Association Pool #AO8180 3.000% 9/01/42	33,952	34,456
Pool #AR1975 3.000% 12/01/42	43,205	43,900
Pool #AP8668 3.000% 12/01/42	187,259	190,271
Pool #AB7401 3.000% 12/01/42	154,830	157,321
Pool #AB7397 3.000% 12/01/42	168,830	171,546
Pool #AR5391 3.000% 1/01/43	107,818	109,552
Pool #AR0306 3.000% 1/01/43	12,634	12,837
Pool #AR4109 3.000% 2/01/43	143,998	146,314
Pool #AL3215 3.000% 2/01/43	141,874	144,156
Pool #MA1368 3.000% 3/01/43	258,545	262,703
Pool #AB8809 3.000% 3/01/43	76,504	77,735
Pool #AT0169 3.000% 3/01/43	262,165	266,382
Pool #AR4432 3.000% 3/01/43	57,168	58,087
Pool #AR2174 3.000% 4/01/43	274,818	279,581
Pool #AV2325 3.500% 12/01/28	672,753	696,536
Pool #AV1897 3.500% 12/01/28	247,585	256,337
Pool #AS1304 3.500% 12/01/28	1,331,398	1,378,465
Pool #BF0196 3.500% 2/01/41	1,329,940	1,381,503
Pool #MA1356 3.500% 2/01/43	9,677,394	10,022,357
Pool #CA1073 3.500% 1/01/48	13,368,631	13,769,975
Pool #BJ0686 4.000% 4/01/48	3,227,873	3,365,593
Pool #CA1951 4.000% 7/01/48	4,175,249	4,352,084
Pool #BN5342 4.000% 3/01/49	32,441,282	33,584,636
Pool #MA3638 4.000% 4/01/49	22,860,163	23,667,629
Pool #AA3980 4.500% 4/01/28	63,539	66,992
Pool #CA1952 4.500% 6/01/48	3,014,589	3,175,833
Pool #CA1909 4.500% 6/01/48	9,892,325	10,402,123
Pool #BK7877 4.500% 7/01/48	2,104,994	2,217,585
Pool #MA3522 4.500% 11/01/48	5,476,354	5,730,338
Pool #MA3537 4.500% 12/01/48	5,548,945	5,806,296
Pool #MA3564 4.500% 1/01/49	5,523,491	5,780,094
Pool #BN5241 4.500% 2/01/49	23,628,155	24,703,687
Pool #MA3639 4.500% 4/01/49	10,812,611	11,303,102
Pool #725692 1 year CMT + 2.137% 4.501% FRN 10/01/33	80,902	85,124
Pool #775539 12 mo. USD LIBOR + 1.644% 4.519% FRN 5/01/34	41,988	43,987
Pool #888586 1 year CMT + 2.199% 4.597% FRN 10/01/34	93,614	98,543
Pool #AD6437 5.000% 6/01/40	475,285	515,089
Pool #AD6996 5.000% 7/01/40	3,096,975	3,356,342
Pool #AL8173 5.000% 2/01/44	1,321,824	1,427,980
Pool #AD0836 5.500% 11/01/28	69,494	74,491
Pool #575667 7.000% 3/01/31	11,804	13,683
Pool #529453 7.500% 1/01/30	2,525	2,920
Pool #531196 7.500% 2/01/30	291	333

The accompanying notes are an integral part of the financial statements.

48

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #535996 7.500% 6/01/31	$5,380	$6,209
Pool #252926 8.000% 12/01/29	147	169
Pool #532819 8.000% 3/01/30	122	142
Pool #534703 8.000% 5/01/30	2,617	3,024
Pool #253437 8.000% 9/01/30	129	149
Pool #253481 8.000% 10/01/30	77	89
Pool #602008 8.000% 8/01/31	3,860	4,467
Pool #596656 8.000% 8/01/31	470	477
Pool #190317 8.000% 8/01/31	2,926	3,389
Pool #597220 8.000% 9/01/31	3,064	3,575
Federal National Mortgage Association TBA Pool #1127 3.500% 2/01/48 (e)	13,500,000	13,802,696
Pool #6447 4.000% 5/01/48 (e)	40,775,000	42,141,599
Pool #15801 4.500% 7/01/48 (e)	17,075,000	17,842,041
Government National Mortgage Association Pool #371146 7.000% 9/15/23	86	90
Pool #374440 7.000% 11/15/23	267	285
Pool #352022 7.000% 11/15/23	3,785	4,044
Pool #491089 7.000% 12/15/28	7,907	8,656
Pool #480539 7.000% 4/15/29	393	443
Pool #500928 7.000% 5/15/29	4,062	4,618
Pool #488634 7.000% 5/15/29	2,157	2,442
Pool #478658 7.000% 5/15/29	2,074	2,365
Pool #510083 7.000% 7/15/29	856	971
Pool #499410 7.000% 7/15/29	1,209	1,382
Pool #516706 7.000% 8/15/29	39	40
Pool #493723 7.000% 8/15/29	2,457	2,811
Pool #581417 7.000% 7/15/32	11,709	13,479
Government National Mortgage Association II Pool #MA5528 4.000% 10/20/48	5,300,002	5,490,563
Pool #008746 1 year CMT + 1.500% 4.125% FRN 11/20/25	3,687	3,754
Pool #080136 1 year CMT + 1.500% 4.125% FRN 11/20/27	763	780
Government National Mortgage Association II TBA (e) Pool #471 3.500% 1/01/48	58,650,000	60,583,620

		309,920,083

Whole Loans — 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 3.754% FRN 3/25/29	726,660	730,037

	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300% 3.704% FRN 4/25/29	$1,046,954	$1,050,566
Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450% 3.854% FRN 1/25/29	579,795	581,448
Series 2019-R01, Class 2M2, 4.854% FRN 7/25/31 (a) (c)	2,166,000	2,186,396

		4,548,447

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $316,570,374)		317,895,609

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bonds & Notes — 2.6%
U.S. Treasury Bond 2.500% 5/15/46	9,000,000	8,948,250
3.500% 2/15/39 (g)	3,000,000	3,562,453
U.S. Treasury Note 2.125% 3/31/24	11,500,000	11,691,996
2.250% 4/15/22	6,500,000	6,591,762

		30,794,461

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,914,633)		30,794,461

TOTAL BONDS & NOTES (Cost $1,121,294,881)		1,144,162,478

TOTAL PURCHASED OPTIONS (#) — 0.9% (Cost $10,172,309)		10,284,996

	Number of Shares
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (h)	2,177,253	2,177,253

TOTAL MUTUAL FUNDS (Cost $2,177,253)		2,177,253

TOTAL LONG-TERM INVESTMENTS (Cost $1,136,019,443)		1,159,060,527

The accompanying notes are an integral part of the financial statements.

49

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 18.7%
Commercial Paper — 18.7%
Albemarle Corp. 2.612% 7/25/19 (c)	$12,000,000	$11,974,719
Ameren Corp. 2.642% 7/08/19	9,000,000	8,993,718
American Electric Power, Inc. 2.635% 8/13/19 (c)	1,000,000	996,720
2.642% 7/24/19 (c)	9,000,000	8,983,523
Aviation Capital Group Corp. 2.662% 7/08/19 (c)	12,000,000	11,991,333
BAT International Finance PLC 2.609% 7/09/19 (c)	12,000,000	11,990,778
Bell Canada 2.942% 8/14/19 (c)	6,000,000	5,979,351
2.990% 7/11/19 (c)	5,000,000	4,995,262
CenterPoint Energy, Inc. 2.641% 7/09/19 (c)	9,000,000	8,993,125
CRH America Finance, Inc. 2.948% 7/23/19 (c)	5,000,000	4,991,205
Dowdupont, Inc. 2.608% 7/01/19 (c)	6,000,000	5,998,764
E.I. Dupont 2.683% 7/01/19 (c)	12,000,000	11,997,527
Enbridge (US), Inc. 2.734% 7/10/19 (c)	12,000,000	11,989,936
Entergy Corp. 2.619% 7/08/19 (c)	10,000,000	9,992,828
Enterprise Products Operating LLC 2.631% 7/02/19 (c)	3,000,000	2,999,165
Experian Finance PLC 2.652% 7/16/19 (c)	5,000,000	4,993,435
Fmc Tech, Inc. 2.662% 7/09/19 (c)	2,000,000	1,998,463
2.694% 7/11/19 (c)	8,000,000	7,992,729
Fortive Corp. 2.663% 7/16/19 (c)	11,000,000	10,986,118
General Electric Co. 2.715% 9/12/19	12,000,000	11,934,260
Marriott Internation 2.625% 8/13/19 (c)	9,000,000	8,970,479
Nasdaq, Inc. 2.646% 7/30/19 (c)	8,000,000	7,981,646
NextEra Energy Capital Holdings, Inc. 2.616% 8/19/19 (c)	4,000,000	3,985,111
2.637% 8/15/19 (c)	5,000,000	4,982,867
Nisource, Inc. 2.593% 8/08/19 (c)	6,000,000	5,982,520
Telus Corp. 2.970% 7/02/19 (c)	2,000,000	1,999,443
Transcanada Pipelines Ltd. 2.979% 7/10/19 (c)	1,000,000	999,161

	Principal Amount	Value
2.989% 7/15/19 (c)	$6,500,000	$6,492,256
2.991% 7/17/19 (c)	3,000,000	2,996,002
VW Credit, Inc. 2.646% 8/09/19 (c)	10,000,000	9,970,133
2.970% 7/29/19 (c)	3,000,000	2,993,433

TOTAL SHORT-TERM INVESTMENTS (Cost $218,132,165)		218,126,010

TOTAL INVESTMENTS — 118.1% (Cost $1,354,151,608) (i)		1,377,186,537

Other Assets/(Liabilities) — (18.1)%		(211,348,488)

NET ASSETS — 100.0%		$1,165,838,049

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.

(b)	Security is perpetual and has no stated maturity date.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $591,336,776 or 50.72% of net assets.

(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $2,131,361 or 0.18% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

The accompanying notes are an integral part of the financial statements.

50

MML Managed Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $9,683,247 or 0.83% of net assets.
(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)	Represents investment of security lending collateral. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

(#) Purchased Swaptions contracts

Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Call

10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	32,720,000	$1,984,066	$348,318

10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	36,280,000	2,451,143	709,703

									4,435,209	1,058,021

Put

10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	66,610,000	$2,945,543	$(384,492)

10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	72,340,000	2,904,244	(560,842)

									5,849,787	(945,334)

									$10,284,996	$112,687

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	9/19/19	100	$13,573,641	$238,859
U.S. Treasury Ultra Bond	9/19/19	473	79,753,770	4,233,293
U.S. Treasury Note 2 Year	9/30/19	348	74,410,476	472,055
U.S. Treasury Note 5 Year	9/30/19	562	65,553,771	850,042

				$5,794,249

Short
90 Day Eurodollar	9/16/19	13	$(3,164,644)	$(20,194)
U.S. Treasury Long Bond	9/19/19	240	(36,240,461)	(1,102,039)
90 Day Eurodollar	12/16/19	14	(3,407,029)	(26,121)
90 Day Eurodollar	3/16/20	11	(2,679,013)	(23,962)

The accompanying notes are an integral part of the financial statements.

51

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short (Continued)
90 Day Eurodollar	6/15/20	11	$(2,680,595)	$(24,855)
90 Day Eurodollar	9/14/20	10	(2,437,967)	(23,158)
90 Day Eurodollar	12/14/20	10	(2,437,842)	(23,283)
90 Day Eurodollar	3/15/21	9	(2,194,845)	(20,730)
90 Day Eurodollar	9/13/21	17	(4,146,456)	(36,394)
90 Day Eurodollar	3/14/22	15	(3,657,513)	(30,987)
90 Day Eurodollar	9/19/22	14	(3,412,279)	(27,696)
90 Day Eurodollar	3/13/23	12	(2,923,010)	(23,590)
90 Day Eurodollar	12/18/23	15	(3,650,388)	(28,175)
90 Day Eurodollar	12/16/24	40	(9,722,367)	(70,633)

				$(1,481,817)

OTC Credit Default Swaps-Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International*	BBB-	5/11/63	USD	3,200,000	$(321,255)	$1,972	$(323,227)

CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International*	BBB-	5/11/63	USD	2,540,000	(254,996)	(219,964)	(35,032)

CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International*	BBB-	5/11/63	USD	920,000	(92,361)	(73,711)	(18,650)

								$(668,612)	$(291,703)	$(376,909)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

Fixed 2.499%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/13/43	USD 6,100,000	$(25,613)	$—	$(25,613)

Collateral for swap agreements held by Goldman Sachs International amounted to $10,000 in cash at June 30, 2019; and collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $216,552 and $723,320 in securities, respectively, at June 30, 2019.

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

52

MML Managed Bond Fund – Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	84.4%
Cayman Islands	5.8%
Canada	1.3%
Mexico	1.3%
Bermuda	1.3%
United Kingdom	1.2%
Netherlands	0.7%
Luxembourg	0.6%
Ireland	0.6%
Switzerland	0.4%
Norway	0.3%
Turkey	0.3%
Colombia	0.2%
Israel	0.2%
Saudi Arabia	0.2%
Germany	0.2%
Panama	0.1%
Spain	0.1%
Italy	0.1%
Australia	0.1%
Barbados	0.0%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

53

MML U.S. Government Money Market Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
Discount Notes — 77.2%
Federal Farm Credit Bank 1 mo. USD LIBOR - .090% 2.323% FRN 7/12/19, 7/12/19 (a)	$5,500,000	$5,499,937
2.332% FRN 7/11/19, 5/11/20 (a) (b)	650,000	649,615
1 mo. USD LIBOR + .050% 2.462% FRN 7/10/19, 2/10/20 (a)	2,500,000	2,501,251
1 mo. USD LIBOR + .190% 2.584% FRN 7/15/19, 7/15/19 (a)	2,000,000	2,000,201
1 mo. USD LIBOR + .190% 2.592% FRN 7/26/19, 7/26/19 (a)	7,700,000	7,701,278
2.729% 10/22/19, 10/22/19 (a)	655,000	649,497
2.758% 9/30/19, 9/30/19 (a)	1,000,000	993,128
Federal Home Loan Bank 2.148% 11/15/19, 11/15/19 (a)	850,000	843,108
2.193% FRN 9/26/19, 12/26/19 (a) (b)	5,000,000	5,000,149
2.203% 9/27/19, 9/27/19 (a)	990,000	984,654
2.227% 7/12/19, 7/12/19 (a)	201,000	200,841
2.248% 8/14/19, 8/14/19 (a)	2,000,000	1,994,352
2.253% 7/09/19, 7/09/19 (a)	750,000	749,538
2.254% 7/03/19, 7/03/19 (a)	1,000,000	999,753
2.258% 8/16/19, 8/16/19 (a)	950,000	947,188
2.259% 8/16/19, 8/16/19 (a)	3,300,000	3,290,232
2.259% 8/21/19, 8/21/19 (a)	2,000,000	1,993,463
2.260% 8/23/19, 8/23/19 (a)	3,245,000	3,233,994
2.263% 7/03/19, 7/03/19 (a)	1,000,000	999,752
2.283% FRN 7/21/19, 8/21/19 (a) (b)	4,000,000	4,000,000
2.304% FRN 7/17/19, 7/17/19 (a) (b)	10,000,000	10,000,004
2.321% FRN 7/11/19, 10/11/19 (a) (b)	14,000,000	13,996,175
2.324% FRN 7/27/19, 9/27/19 (a) (b)	5,000,000	4,999,971
2.327% 7/12/19, 7/12/19 (a)	700,000	699,421
2.334% 8/30/19, 8/30/19 (a)	2,500,000	2,490,140
2.335% 7/03/19, 7/03/19 (a)	800,000	799,796
2.344% FRN 7/17/19, 1/17/20 (a) (b)	4,500,000	4,500,000
2.350% 7/31/19, 7/31/19 (a)	1,250,000	1,247,433
2.356% 7/31/19, 7/31/19 (a)	5,100,000	5,089,505
2.362% FRN 7/26/19, 8/26/19 (a) (b)	2,920,000	2,920,089
2.362% FRN 7/01/19, 8/30/19 (a) (b)	6,250,000	6,250,141
2.373% 8/09/19, 8/09/19 (a)	3,520,000	3,510,659
2.385% 9/27/19, 9/27/19 (a)	760,000	755,564
2.405% FRN 8/07/19, 2/07/20 (a) (b)	2,000,000	1,999,582

	Principal Amount	Value
2.410% 7/01/19, 7/01/19 (a)	$3,943,000	$3,942,481
2.412% 8/01/19, 8/01/19 (a)	220,000	219,522
2.417% 7/10/19, 7/10/19 (a)	2,130,000	2,128,454
2.430% FRN 6/29/19, 11/13/19 (a) (b)	5,700,000	5,699,543
2.446% FRN 7/25/19, 10/25/19 (a) (b)	3,200,000	3,200,000
2.450% FRN 6/29/19, 10/09/19 (a) (b)	4,000,000	4,000,000
SOFRRATE + .040% 2.460% FRN 7/01/19, 8/25/20 (a)	2,000,000	2,000,000
2.485% FRN 6/29/19, 3/27/20 (a) (b)	4,000,000	4,000,860
2.497% 7/02/19, 7/02/19 (a)	1,100,000	1,099,776
2.511% 8/16/19, 8/16/19 (a)	2,350,000	2,342,323
2.511% 8/16/19, 8/16/19 (a)	2,320,000	2,312,421
1 mo. USD LIBOR + .150% 2.552% FRN 7/28/19, 9/28/20 (a)	350,000	350,571
2.713% 9/12/19, 9/12/19 (a)	1,770,000	1,760,339
2.767% 9/26/19, 9/26/19 (a)	200,000	198,680
Federal Home Loan Mortgage Corp. 3 mo. USD LIBOR - .165% 2.433% FRN, 7/05/19, 7/05/19 (a)	1,700,000	1,700,038

		139,445,419

Repurchase Agreement — 11.1%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 6/28/19, 2.500%, due 7/01/19 (c)	20,000,000	20,000,000

U.S. Treasury Bonds & Notes — 11.6%
U.S. Treasury Note 1.000% 8/31/19, 8/31/19 (a)	5,500,000	5,484,657
1.000% 11/30/19, 11/30/19 (a)	3,500,000	3,474,830
1.250% 8/31/19, 8/31/19 (a)	7,000,000	6,984,837
1.625% 8/31/19, 8/31/19 (a)	5,000,000	4,991,377

		20,935,701

TOTAL SHORT-TERM INVESTMENTS (Cost $180,381,120)		180,381,120

TOTAL INVESTMENTS — 99.9% (Cost $180,381,120) (d)		180,381,120

Other Assets/(Liabilities) — 0.1%		221,548

NET ASSETS — 100.0%		$180,602,668

The accompanying notes are an integral part of the financial statements.

54

MML U.S. Government Money Market Fund – Portfolio of Investments (Continued)

Abbreviation Legend

FRN	Floating Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect demand date and stated maturity date, respectively.
(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.

(c)

Maturity value of $2,004,167. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 5/15/24, and an aggregate market value, including accrued interest, of $20,400,000.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

55

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML U.S. Government Money Market Fund
Assets:
Investments, at value (Note 2) (a)	$699,381,457	$786,339,065	$1,159,060,527	$-
Repurchase agreements, at value (Note 2) (b)	5,505	4,967,102	-	20,000,000
Other short-term investments, at value (Note 2) (c)	49,529,679	-	218,126,010	160,381,120

Total investments (d)	748,916,641	791,306,167	1,377,186,537	180,381,120

Cash	-	85	1,319,859	48,827
Receivables from:
Investments sold	118,722,727	17,154,764	1,125,082	-
Investments sold on a when-issued basis (Note 2)	21,548,244	-	137,121,432	-
Fund shares sold	31,814	58,518	255,204	425,687
Collateral pledged for open swap agreements (Note 2)	-	-	10,000	-
Variation margin on open derivative instruments (Note 2)	-	-	13,009	-
Interest and dividends	1,982,521	893,591	7,019,370	264,617
Interest tax reclaim receivable	6,908	-	7,307	-
Foreign taxes withheld	-	20,332	-	-

Total assets	891,208,855	809,433,457	1,524,057,800	181,120,251

Liabilities:
Payables for:
Investments purchased	131,501,267	17,523,257	64,702,018	-
Collateral held for open purchased options (Note 2)	1,640,000	-	10,315,000	-
Collateral held for when-issued securities (Note 2)	42,742	-	271,767	-
Investments purchased on a when-issued basis (Note 2)	53,784,225	-	278,127,899	-
Fund shares repurchased	293,122	369,864	957,245	356,035
Securities on loan (Note 2)	1,118,862	-	2,177,253	-
Open swap agreements, at value (Note 2)	109,427	-	668,612	-
Trustees’ fees and expenses (Note 3)	152,348	191,306	185,601	39,230
Variation margin on open derivative instruments (Note 2)	11,204	-	68,213	-
Affiliates (Note 3):
Investment advisory fees	220,150	243,053	347,965	66,166
Service fees	85,127	56,828	161,308	-
Due to custodian	764,069	-	-	-
Commitment and Contingent Liabilities (Note 9)	-	-	-	-
Accrued expense and other liabilities	155,668	176,162	236,870	56,152

Total liabilities	189,878,211	18,560,470	358,219,751	517,583

Net assets	$701,330,644	$790,872,987	$1,165,838,049	$180,602,668

Net assets consist of:
Paid-in capital	$555,330,217	$591,149,925	$1,155,175,319	$180,652,456
Accumulated Gain (Loss)	146,000,427	199,723,062	10,662,730	(49,788)

Net assets	$701,330,644	$790,872,987	$1,165,838,049	$180,602,668

(a) Cost of investments:	$572,635,053	$707,201,252	$1,136,019,443	$-
(b) Cost of repurchase agreements:	$5,505	$4,967,102	$-	$20,000,000
(c) Cost of other short-term investments:	$49,530,735	$-	$218,132,165	$160,381,120
(d) Securities on loan with market value of:	$1,094,985	$-	$2,131,361	$-

The accompanying notes are an integral part of the financial statements.

56

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML U.S. Government Money Market Fund
Initial Class shares:
Net assets	$560,334,186	$698,880,541	$904,899,670	$180,602,668

Shares outstanding (a)	25,953,714	25,104,976	71,703,706	180,605,455

Net asset value, offering price and redemption price per share	$21.59	$27.84	$12.62	$1.00

Service Class shares:
Net assets	$140,996,458	$91,992,446	$260,938,379	$-

Shares outstanding (a)	6,553,195	3,355,661	20,732,065	-

Net asset value, offering price and redemption price per share	$21.52	$27.41	$12.59	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

57

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML U.S. Government Money Market Fund
Investment income (Note 2):
Dividends (a)	$4,713,326	$10,153,317	$60,563	$-
Interest	4,927,051	86,373	21,370,595	2,121,290
Securities lending net income	11,232	3,737	5,518	-

Total investment income	9,651,609	10,243,427	21,436,676	2,121,290

Expenses (Note 3):
Investment advisory fees	1,396,269	1,556,100	2,108,402	413,435
Custody fees	29,470	33,271	38,779	12,818
Audit fees	18,777	18,434	19,412	15,869
Legal fees	5,228	6,726	8,555	1,321
Proxy fees	1,069	1,069	1,069	1,069
Shareholder reporting fees	35,941	46,459	56,331	8,851
Trustees’ fees	16,068	19,011	26,452	4,022

	1,502,822	1,681,070	2,259,000	457,385
Service fees:
Service Class	161,761	110,622	314,837	-

Total expenses	1,664,583	1,791,692	2,573,837	457,385

Net investment income (loss)	7,987,026	8,451,735	18,862,839	1,663,905

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	15,789,155	60,694,187	6,220,374	356
Futures contracts	1,611,364	-	7,100,701	-
Swap agreements	25,590	-	165,316	-
Foreign currency transactions	-	(1,228)	-	-

Net realized gain (loss)	17,426,109	60,692,959	13,486,391	356

Net change in unrealized appreciation (depreciation) on:
Investment transactions	52,851,174	38,590,661	39,469,895	-
Futures contracts	171,854	-	403,737	-
Swap agreements	62,147	-	379,762	-
Translation of assets and liabilities in foreign currencies	-	59	-	-

Net change in unrealized appreciation (depreciation)	53,085,175	38,590,720	40,253,394	-

Net realized gain (loss) and change in unrealized appreciation (depreciation)	70,511,284	99,283,679	53,739,785	356

Net increase (decrease) in net assets resulting from operations	$78,498,310	$107,735,414	$72,602,624	$1,664,261

(a) Net of foreign withholding tax of:	$271	$50,457	$-	$-

The accompanying notes are an integral part of the financial statements.

58

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59

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blend Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,987,026	$14,538,552
Net realized gain (loss)	17,426,109	34,822,290
Net change in unrealized appreciation (depreciation)	53,085,175	(78,545,440)

Net increase (decrease) in net assets resulting from operations	78,498,310	(29,184,598)

Distributions to shareholders (Note 2):
Initial Class	(31,278,157)	(52,441,279)
Service Class	(7,465,774)	(8,800,849)

Total distributions	(38,743,931)	(61,242,128)

Net fund share transactions (Note 5):
Initial Class	895,042	(5,036,502)
Service Class	15,070,090	45,586,652

Increase (decrease) in net assets from fund share transactions	15,965,132	40,550,150

Total increase (decrease) in net assets	55,719,511	(49,876,576)
Net assets
Beginning of period	645,611,133	695,487,709

End of period	$701,330,644	$645,611,133

The accompanying notes are an integral part of the financial statements.

60

MML Equity Fund		MML Managed Bond Fund		MML U.S. Government Money Market Fund
Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

$8,451,735	$16,502,140	$18,862,839	$38,300,420	$1,663,905	$2,313,852
60,692,959	37,986,670	13,486,391	(20,458,801)	356	360
38,590,720	(133,765,394)	40,253,394	(25,917,413)	-	-

107,735,414	(79,276,584)	72,602,624	(8,075,794)	1,664,261	2,314,212

-	(116,978,081)	(8,175,275)	(30,373,956)	(1,663,870)	(2,314,775)
-	(14,830,448)	(2,469,925)	(8,910,347)	-	-

-	(131,808,529)	(10,645,200)	(39,284,303)	(1,663,870)	(2,314,775)

(31,164,528)	47,524,177	78,500,656	(138,678,104)	1,499,786	29,832,220
(3,378,035)	12,148,379	(8,106,623)	(13,148,914)	-	-

(34,542,563)	59,672,556	70,394,033	(151,827,018)	1,499,786	29,832,220

73,192,851	(151,412,557)	132,351,457	(199,187,115)	1,500,177	29,831,657

717,680,136	869,092,693	1,033,486,592	1,232,673,707	179,102,491	149,270,834

$790,872,987	$717,680,136	$1,165,838,049	$1,033,486,592	$180,602,668	$179,102,491

61

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/19[r]	$20.35	$0.25	$2.23	$2.48	$(0.15)	$(1.09)	$(1.24)	$21.59	12.32%	[b]	$560,334	0.45%	[a]	2.43%	[a]
12/31/18	23.33	0.47	(1.39)	(0.92)	(0.48)	(1.58)	(2.06)	20.35	(4.34%	)	527,007	0.45%		2.12%
12/31/17	21.54	0.42	2.74	3.16	(0.47)	(0.90)	(1.37)	23.33	15.25%		607,368	0.45%		1.91%
12/31/16	22.22	0.43	1.48	1.91	(0.46)	(2.13)	(2.59)	21.54	9.42%		581,972	0.46%		2.03%
12/31/15	24.51	0.48	(0.45)	0.03	(0.50)	(1.82)	(2.32)	22.22	0.08%		586,082	0.45%		2.07%
12/31/14	22.78	0.45	2.01	2.46	(0.49)	(0.24)	(0.73)	24.51	10.99%		644,881	0.45%		1.92%
Service Class
6/30/19[r]	$20.29	$0.23	$2.23	$2.46	$(0.14)	$(1.09)	$(1.23)	$21.52	12.19%	[b]	$140,996	0.70%	[a]	2.18%	[a]
12/31/18	23.27	0.42	(1.40)	(0.98)	(0.42)	(1.58)	(2.00)	20.29	(4.58%	)	118,604	0.70%		1.89%
12/31/17	21.50	0.37	2.72	3.09	(0.42)	(0.90)	(1.32)	23.27	14.97%		88,119	0.70%		1.66%
12/31/16	22.18	0.37	1.48	1.85	(0.40)	(2.13)	(2.53)	21.50	9.15%		60,018	0.71%		1.78%
12/31/15	24.48	0.42	(0.46)	(0.04)	(0.44)	(1.82)	(2.26)	22.18	(0.17%	)	47,555	0.70%		1.83%
12/31/14	22.75	0.39	2.01	2.40	(0.43)	(0.24)	(0.67)	24.48	10.71%		40,333	0.70%		1.68%

	Six months ended June 30, 2019[b,r]	Year ended December 31
		2018	2017	2016	2015	2014
Portfolio turnover rate	84%	86%	134%	175%	209%	183%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

62

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data:
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/19[r]	$24.16	$0.29	$3.39	$3.68	$-	$-	$-	$27.84	15.21%	[b]	$698,881	0.44%	[a]	2.24%	[a]
12/31/18	31.69	0.60	(3.06)	(2.46)	(0.57)	(4.50)	(5.07)	24.16	(9.99%	)	634,703	0.44%		2.00%
12/31/17	28.08	0.52	3.85	4.37	(0.55)	(0.21)	(0.76)	31.69	15.79%		774,278	0.43%		1.73%
12/31/16	27.08	0.58	2.69	3.27	(0.49)	(1.78)	(2.27)	28.08	12.59%		727,540	0.44%		2.15%
12/31/15	30.28	0.50	(1.67)	(1.17)	(0.64)	(1.39)	(2.03)	27.08	(3.43%	)	709,315	0.43%		1.69%
12/31/14	27.55	0.61	2.57	3.18	(0.45)	-	(0.45)	30.28	11.57%		799,222	0.43%		2.12%
Service Class
6/30/19[r]	$23.82	$0.26	$3.33	$3.59	$-	$-	$-	$27.41	15.07%	[b]	$91,992	0.69%	[a]	1.99%	[a]
12/31/18	31.31	0.52	(3.01)	(2.49)	(0.50)	(4.50)	(5.00)	23.82	(10.22%	)	82,977	0.69%		1.75%
12/31/17	27.77	0.44	3.80	4.24	(0.49)	(0.21)	(0.70)	31.31	15.50%		94,815	0.68%		1.49%
12/31/16	26.81	0.50	2.67	3.17	(0.43)	(1.78)	(2.21)	27.77	12.31%		82,045	0.69%		1.90%
12/31/15	30.01	0.42	(1.65)	(1.23)	(0.58)	(1.39)	(1.97)	26.81	(3.67%	)	69,098	0.68%		1.45%
12/31/14	27.34	0.52	2.56	3.08	(0.41)	-	(0.41)	30.01	11.29%		56,685	0.68%		1.82%

	Six months ended June 30, 2019[b,r]	Year ended December 31
		2018	2017	2016	2015	2014
Portfolio turnover rate	70%	41%	70%	47%	39%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

63

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Managed Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/19[r]	$11.93	$0.21	$0.60	$0.81	$(0.12)	$-	$(0.12)	$12.62	6.82%	[b]	$904,900	0.42%	[a]	3.56%	[a]
12/31/18	12.41	0.40	(0.46)	(0.06)	(0.42)	-	(0.42)	11.93	(0.44%	)	778,603	0.42%		3.34%
12/31/17	12.24	0.35	0.22	0.57	(0.40)	-	(0.40)	12.41	4.69%		953,592	0.40%		2.78%
12/31/16	12.31	0.33	0.02	0.35	(0.36)	(0.06)	(0.42)	12.24	2.75%		941,621	0.39%		2.61%
12/31/15	12.82	0.33	(0.43)	(0.10)	(0.36)	(0.05)	(0.41)	12.31	(0.75%	)	976,932	0.39%		2.59%
12/31/14	12.44	0.32	0.47	0.79	(0.41)	-	(0.41)	12.82	6.46%		1,218,504	0.39%		2.47%
Service Class
6/30/19[r]	$11.91	$0.20	$0.60	$0.80	$(0.12)	$-	$(0.12)	$12.59	6.69%	[b]	$260,938	0.67%	[a]	3.31%	[a]
12/31/18	12.39	0.37	(0.46)	(0.09)	(0.39)	-	(0.39)	11.91	(0.69%	)	254,883	0.67%		3.10%
12/31/17	12.22	0.31	0.23	0.54	(0.37)	-	(0.37)	12.39	4.43%		279,082	0.65%		2.53%
12/31/16	12.29	0.29	0.03	0.32	(0.33)	(0.06)	(0.39)	12.22	2.49%		260,735	0.64%		2.36%
12/31/15	12.80	0.30	(0.43)	(0.13)	(0.33)	(0.05)	(0.38)	12.29	(1.00%	)	245,418	0.64%		2.36%
12/31/14	12.42	0.28	0.48	0.76	(0.38)	-	(0.38)	12.80	6.19%		217,495	0.64%		2.22%

	Six months ended June 30, 2019[b,r]	Year ended December 31
		2018	2017	2016	2015	2014
Portfolio turnover rate	159%	138%	237%	314%	358%	368%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

64

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML U. S. Government Money Market Fund

		Income (loss) from investment operations						Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations		From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
6/30/19[r]	$1.00	$0.01		$0.00	[d]	$0.01		$(0.01)	$-	$(0.01)	$1.00	0.95%	[b]	$180,603	0.53%	[a]	N/A	1.93%[a]
12/31/18	1.00	0.01		0.00	[d]	0.01		(0.01)	-	(0.01)	1.00	1.32%		179,102	0.54%		N/A	1.35%
12/31/17	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.36%		149,271	0.54%		N/A	0.35%
12/31/16	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.11%		166,136	0.54%		0.40%	0.00%[e]
12/31/15	1.00	-		0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	167,900	0.52%		0.15%	-
12/31/14	1.00	-		0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	252,701	0.51%		0.11%	-

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

65

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The following are four series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Equity Fund (“Equity Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an

66

Notes to Financial Statements (Unaudited) (Continued)

official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such other members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

67

Notes to Financial Statements (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

68

Notes to Financial Statements (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of June 30, 2019. For the Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2019, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Blend Fund
Asset Investments
Common Stock	$439,464,189	$-	$-	$439,464,189
Preferred Stock	512,800	-	-	512,800
Corporate Debt	-	96,060,471	-	96,060,471
Municipal Obligations	-	1,928,463	-	1,928,463
Non-U.S. Government Agency Obligations	881,510	81,399,527	-	82,281,037
Sovereign Debt Obligations	-	1,966,793	-	1,966,793
U.S. Government Agency Obligations and Instrumentalities	-	69,981,470	-	69,981,470
U.S. Treasury Obligations	-	4,384,798	-	4,384,798
Purchased Options	-	1,682,574	-	1,682,574
Mutual Funds	1,118,862	-	-	1,118,862
Short-Term Investments	-	49,535,184	-	49,535,184

Total Investments	$441,977,361	$306,939,280	$-	$748,916,641

Asset Derivatives
Futures Contracts	$1,271,176	$-	$-	$1,271,176

Liability Derivatives
Futures Contracts	$(321,987)	$-	$-	$(321,987)
Swap Agreements	-	(113,626)	-	(113,626)

Total	$(321,987)	$(113,626)	$-	$(435,613)

Equity Fund
Asset Investments
Common Stock	$778,308,925	$-	$-	$778,308,925
Preferred Stock	3,105,090	-	-	3,105,090
Corporate Debt	-	854,010	-	854,010
Mutual Funds	4,071,040	-	-	4,071,040
Short-Term Investments	-	4,967,102	-	4,967,102

Total Investments	$785,485,055	$5,821,112	$-	$791,306,167

69

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Managed Bond Fund
Asset Investments
Preferred Stock	$2,435,800	$-	$-	$2,435,800
Corporate Debt	-	415,955,259	-	415,955,259
Municipal Obligations	-	9,250,495	-	9,250,495
Non-U.S. Government Agency Obligations	3,580,920	359,349,138	-	362,930,058
Sovereign Debt Obligations	-	7,336,596	-	7,336,596
U.S. Government Agency Obligations and Instrumentalities	-	317,895,609	-	317,895,609
U.S. Treasury Obligations	-	30,794,461	-	30,794,461
Purchased Options	-	10,284,996	-	10,284,996
Mutual Funds	2,177,253	-	-	2,177,253
Short-Term Investments	-	218,126,010	-	218,126,010

Total Investments	$8,193,973	$1,368,992,564	$-	$1,377,186,537

Asset Derivatives
Futures Contracts	$5,794,249	$-	$-	$5,794,249

Liability Derivatives
Futures Contracts	$(1,481,817)	$-	$-	$(1,481,817)
Swap Agreements	-	(694,225)	-	(694,225)

Total	$(1,481,817)	$(694,225)	$-	$(2,176,042)

The following table shows Fund(s) with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2019.

Statements of Assets and Liabilities location:	Blend Fund	Managed Bond Fund
Receivables from:
Investments sold on a when-issued basis	X	X
Collateral pledged for open swap agreements		X
Payables for:
Investments purchased on a when-issued basis	X	X
Collateral held for open purchased options	X	X
Collateral held for when-issued securities	X	X
Securities on loan	X	X
Due to custodian	X

The Funds, with the exception of the Blend Fund and Managed Bond Fund, had no Level 3 transfers during the period ended June 30, 2019. The Blend Fund and Managed Bond Fund had Level 3 transfers during the period ended June 30, 2019; however, none of the transfers individually or collectively had a material impact on the Funds.

70

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2019, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Blend Fund	Managed Bond Fund
Futures Contracts*
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	M

Interest Rate Swaps**
Hedging/Risk Management	A	A
Duration Management	A	A
Asset/Liability Management	M	A
Substitution for Direct Investment	M	A
Intention to Create Investment Leverage in Portfolio	M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Income	A	A
Substitution for Direct Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	M

Options (Purchased)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A	A
Directional Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	M

*	Includes any options purchased or written on futures contracts, if applicable.
**	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

71

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2019, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Purchased Options*	$-	$1,682,574	$1,682,574
Futures Contracts^^	-	1,271,176	1,271,176

Total Value	$-	$2,953,750	$2,953,750

Liability Derivatives
Futures Contracts^^	$-	$(321,987)	$(321,987)
Swap Agreements^	(109,427)	-	(109,427)
Swap Agreements^^,^^^	-	(4,199)	(4,199)

Total Value	$(109,427)	$(326,186)	$(435,613)

Realized Gain (Loss)#
Futures Contracts	$-	$1,611,364	$1,611,364
Swap Agreements	16,260	9,330	25,590

Total Realized Gain (Loss)	$16,260	$1,620,694	$1,636,954

Change in Appreciation (Depreciation)##
Purchased Options	$-	$(55,919)	$(55,919)
Futures Contracts	-	171,854	171,854
Swap Agreements	66,346	(4,199)	62,147

Total Change in Appreciation (Depreciation)	$66,346	$111,736	$178,082

Managed Bond Fund
Asset Derivatives
Purchased Options*	$-	$10,284,996	$10,284,996
Futures Contracts^^	-	5,794,249	5,794,249

Total Value	$-	$16,079,245	$16,079,245

Liability Derivatives
Futures Contracts^^	$-	$(1,481,817)	$(1,481,817)
Swap Agreements^	(668,612)	-	(668,612)
Swap Agreements^^,^^^	-	(25,613)	(25,613)

Total Value	$(668,612)	$(1,507,430)	$(2,176,042)

Realized Gain (Loss)#
Futures Contracts	$-	$7,100,701	$7,100,701
Swap Agreements	99,345	65,971	165,316

Total Realized Gain (Loss)	$99,345	$7,166,672	$7,266,017

Change in Appreciation (Depreciation)##
Purchased Options	$-	$(343,517)	$(343,517)
Futures Contracts	-	403,737	403,737
Swap Agreements	405,375	(25,613)	379,762

Total Change in Appreciation (Depreciation)	$405,375	$34,607	$439,982

72

Notes to Financial Statements (Unaudited) (Continued)

*	Statements of Assets and Liabilities location: Investments, at value.
^	Statements of Assets and Liabilities location: Payables for: open swap agreements, at value.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: futures contracts or swap agreements, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, or swap agreements, as applicable.

For the period ended June 30, 2019, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
	Futures Contracts	Swap Agreements	Purchased Swaptions
Blend Fund	446	$1,406,667	$34,020,000
Managed Bond Fund	1,845	8,626,667	207,950,000

†

Amount(s) disclosed represent average number of contracts for futures contracts, or notional amounts for swap agreements and purchased swaptions, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2019.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of June 30, 2019.

Asset Valuation Inputs

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Blend Fund
Barclays Bank PLC	$798,522	$-	$(790,000)	$8,522
Credit Suisse International	884,052	-	(884,052)	-

	$1,682,574	$-	$(1,674,052)	$8,522

Managed Bond Fund
Barclays Bank PLC	$4,929,609	$-	$(4,929,609)	$-
Credit Suisse International	5,355,387	-	(5,355,387)	-

	$10,284,996	$-	$(10,284,996)	$-

73

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of June 30, 2019.

Liability Valuation Inputs

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Blend Fund
Goldman Sachs International	$(109,427)	$-	$-	$(109,427)

Managed Bond Fund
Goldman Sachs International	$(668,612)	$-	$668,612	$-

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2019, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

74

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options” below.

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Notes to Financial Statements (Unaudited) (Continued)

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a

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potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions

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Notes to Financial Statements (Unaudited) (Continued)

until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

The Blend Fund, Equity Fund, and Managed Bond Fund may lend their securities; however, lending cannot exceed 33% of the total assets of the Blend Fund, Equity Fund, and Managed Bond Fund, respectively, taken at current value. Prior to May 1, 2019, the Managed Bond Fund’s lending could not exceed 10% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending Agent (“Agent”). The Lending Agreement authorizes the Agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2019, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

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Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2019.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2019, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among classes to which the expense relates based on relative net assets.

Foreign Securities

The Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

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Notes to Financial Statements (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund and Managed Bond Fund and annually for the Equity Fund and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets at the following annual rates:

Blend Fund	0.13% (Equity Segment) 0.09% (Money Market and Bond Segments)
Managed Bond Fund	0.10%
U.S. Government Money Market Fund	0.05%

Effective May 17, 2019, T. Rowe Price Associates, Inc. (‘‘T. Rowe’’) replaced OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, as co-subadviser to the Equity Fund. MML Advisers has entered into an investment subadvisory agreement with T. Rowe, pursuant to which T. Rowe serves as one of the subadvisers to the Equity Fund. This agreement provides that T. Rowe manage the investment and reinvestment of a portion of the assets of the Fund. T. Rowe receives a subadvisory fee from MML Advisers, based upon the average daily net assets of the portion of the Fund that T. Rowe manages.

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Notes to Financial Statements (Unaudited) (Continued)

Prior to May 17, 2019, MML Advisers entered into an investment subadvisory agreement with OFI pursuant to which OFI served as one of the subadvisers to the Equity Fund. This agreement provided that OFI manage the investment and reinvestment of a portion of the assets of the Fund. OFI received a subadvisory fee from MML Advisers, based upon the average daily net assets of the portion of the Fund that OFI managed, at the following annual rate:

Equity Fund	0.23%

MML Advisers has entered into an investment subadvisory agreement with the unaffiliated subadviser, Brandywine Global Investment, LLC (“Brandywine Global”), pursuant to which Brandywine Global serves as one of the subadvisers to the Equity Fund. This agreement provides that Brandywine Global manage the investment and reinvestment of a portion of the assets of the Fund. Brandywine Global receives a subadvisory fee from MassMutual based upon the average daily net assets of the portion of the Fund that Brandywine Global manages.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares, if available, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2019, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blend Fund	$339,417,274	$233,936,520	$343,696,936	$240,165,332
Equity Fund	-	529,967,433	-	550,100,660
Managed Bond Fund	1,559,434,807	243,760,823	1,501,209,399	233,646,348

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Notes to Financial Statements (Unaudited) (Continued)

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales
Equity Fund	$-	$373,744

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018

	Shares	Amount	Shares	Amount

Blend Fund Initial Class
Sold	318,052	$6,821,189	625,785	$14,006,821
Issued as reinvestment of dividends	1,473,362	31,278,157	2,429,485	52,441,279
Redeemed	(1,737,889)	(37,204,304)	(3,190,937)	(71,484,602)

Net increase (decrease)	53,525	$895,042	(135,667)	$(5,036,502)

Blend Fund Service Class
Sold	643,802	$13,752,464	2,039,495	$45,474,149
Issued as reinvestment of dividends	352,684	7,465,773	408,906	8,800,849
Redeemed	(287,451)	(6,148,147)	(390,358)	(8,688,346)

Net increase (decrease)	709,035	$15,070,090	2,058,043	$45,586,652

Equity Fund Initial Class
Sold	289,668	$7,781,511	484,231	$14,394,766
Issued as reinvestment of dividends	-	-	4,161,219	116,978,081
Redeemed	(1,453,012)	(38,946,039)	(2,813,597)	(83,848,670)

Net increase (decrease)	(1,163,344)	$(31,164,528)	1,831,853	$47,524,177

Equity Fund Service Class
Sold	109,792	$2,876,053	386,041	$10,944,880
Issued as reinvestment of dividends	-	-	534,608	14,830,448
Redeemed	(237,138)	(6,254,088)	(465,617)	(13,626,949)

Net increase (decrease)	(127,346)	$(3,378,035)	455,032	$12,148,379

Managed Bond Fund Initial Class
Sold	13,615,845	$166,182,676	8,678,243	$105,617,099
Issued as reinvestment of dividends	669,695	8,175,275	2,532,822	30,373,956
Redeemed	(7,822,342)	(95,857,295)	(22,781,672)	(274,669,159)

Net increase (decrease)	6,463,198	$78,500,656	(11,570,607)	$(138,678,104)

Managed Bond Fund Service Class
Sold	736,821	$9,031,952	2,464,470	$30,033,415
Issued as reinvestment of dividends	202,755	2,469,925	744,727	8,910,347
Redeemed	(1,607,872)	(19,608,500)	(4,332,865)	(52,092,676)

Net increase (decrease)	(668,296)	$(8,106,623)	(1,123,668)	$(13,148,914)

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Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018

	Shares	Amount	Shares	Amount

U.S. Government Money Market Fund Initial Class
Sold	46,840,692	$46,840,692	126,020,751	$126,020,751
Issued as reinvestment of dividends	1,663,870	1,663,869	2,314,774	2,314,774
Redeemed	(47,004,775)	(47,004,775)	(98,503,306)	(98,503,305)

Net increase (decrease)	1,499,787	$1,499,786	29,832,219	$29,832,220

6.	Federal Income Tax Information

At June 30, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$622,171,293	$133,331,736	$(6,586,388)	$126,745,348
Equity Fund	712,168,354	93,447,843	(14,310,030)	79,137,813
Managed Bond Fund	1,354,151,608	29,552,871	(6,517,942)	23,034,929

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at June 30, 2019, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2018, for federal income tax purposes, there were no unused capital losses.

At December 31, 2018, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long term Capital Loss Carryforward
Managed Bond Fund	$11,246,804	$23,861,744

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

83

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2018, was as follows:

	Ordinary Income	Long Term Capital Gain
Blend Fund	$25,569,926	$35,672,202
Equity Fund	14,740,597	117,067,932
Managed Bond Fund	39,284,303	-
U.S. Government Money Market Fund	2,314,775	-

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2018, temporary book and tax accounting differences were primarily attributable to investments in futures contracts, swap agreements, premium amortization accruals, corporate action basis adjustments, non-taxable dividends basis adjustments, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blend Fund	$4,513,255	$30,341,809	$(215,193)	$71,606,177
Equity Fund	16,413,558	41,062,716	(268,214)	34,779,588
Managed Bond Fund	1,919,131	(35,108,548)	(255,677)	(17,849,600)
U.S. Government Money Market Fund	5,068	-	(55,247)	-

The Funds did not have any unrecognized tax benefits at June 30, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2019, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of

84

Notes to Financial Statements (Unaudited) (Continued)

the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amount sought to be recovered from the Blend Fund is approximately $207,400, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Fund cannot predict the outcome of these proceedings. Accordingly, the Fund has not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Fund, or if the Fund was to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Fund’s net asset value depending on the net assets of the applicable Fund at the time of such judgment or settlement.

10.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2019, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Tina Wilson resigned as President of the Trust effective as of August 9, 2019. Eric H. Wietsma was elected as President of the Trust effective August 9, 2019.

85

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

Effective for periods ending on or after March 31, 2019, the Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT will be available on the SEC’s EDGAR database on its website at http://www.sec.gov. For periods ending prior to March 31, 2019, this information was filed on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in March 2019, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), approved a new subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”) for the Equity Fund (the “Fund” and the “New Subadvisory Agreement”). In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Subadvisory Agreement. In all of their deliberations, the Trustees were advised by independent counsel.

In reviewing the New Subadvisory Agreement, the Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) T. Rowe Price and its personnel with responsibilities for providing services to the Fund; (ii) the terms of the New Subadvisory Agreement; (iii) the scope and quality of services that T. Rowe Price will provide under the New Subadvisory Agreement; (iv) the historical investment performance track record of T. Rowe Price; and (v) the fees payable to T. Rowe Price by MML Advisers for the Fund, the effect of such fees on the profitability to MML Advisers, and the subadvisory fees paid to T. Rowe Price by other funds with similar investment objectives as the Fund.

Prior to the votes being taken to approve the New Subadvisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of the contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreement; (ii) MML Advisers’ projected levels of profitability due to the New Subadvisory Agreement were not excessive and the subadvisory fee amount under the New Subadvisory Agreement is fair and reasonable; (iii) the investment processes, research capabilities, and philosophy of T. Rowe Price appear well suited to the Fund given its investment objective and policies; and (iv) the terms of the New Subadvisory Agreement are fair and reasonable with respect to the Fund and are in the best interests of the Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the New Subadvisory Agreement.

The New Subadvisory Agreement became effective on May 17, 2019.

At their meetings in May and June 2019, the Contract Committee (the “Committee”) and the Trustees, including the Independent Trustees, re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blend Fund,

86

Other Information (Unaudited) (Continued)

Equity Fund, Managed Bond Fund, and U.S. Government Money Market Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2018. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that the total net expense ratios for the Blend Fund, Equity Fund, and Managed Bond Fund were within the top twenty percent of their peer groups. Of these Funds, all had net advisory fees below the medians of their peers.

The Committee considered the U.S. Government Money Market Fund, which has a relatively high total net expense ratio and net advisory fee, but whose net advisory fee MML Advisers considered to be within an appropriate range for the reason described below. MML Advisers noted that the advisory agreement for the Fund requires the adviser itself to bear some or all of the Fund’s shareholder servicing expense. The Committee considered MML Advisers’ statement that, if the net advisory fee for the Fund was reduced by the portion of the fee attributable to administrative services (which include shareholder services), the net advisory fee would be less than the peer group median.

The Committee determined on the basis of these factors that the expenses of those Funds were consistent with the continuation of their advisory agreements.

The Committee considered that the Managed Bond Fund and Blend Fund had achieved one- and three-year investment performance above the medians of their performance categories.

As to the Equity Fund, the Committee considered that the Fund’s performance had improved from the 84th comparative percentile to the 67th percentile of its performance category between the three-year period and the one-year period, and that the Board had approved a replacement for one of the Fund’s two subadvisers in March 2019.

87

Other Information (Unaudited) (Continued)

As to the U.S. Government Money Market Fund, the Committee considered MML Advisers’ statements that the Fund’s performance for the three-year period is generally in line with that of its performance category, and that a portion of performance category performance over the more recent period was attributable to low short-term interest rates and voluntary waivers, where fund advisers have subsidized fund expenses to achieve higher relative performance.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

88

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2019

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2019:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2019.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blend Fund
Initial Class	$1,000	0.45%	$1,123.20	$2.34	$1,022.30	$2.23
Service Class	1,000	0.70%	1,121.90	3.64	1,021.10	3.47
Equity Fund
Initial Class	1,000	0.44%	1,152.10	2.32	1,022.40	2.18
Service Class	1,000	0.69%	1,150.70	3.64	1,021.10	3.42
Managed Bond Fund
Initial Class	1,000	0.42%	1,068.20	2.13	1,022.50	2.08
Service Class	1,000	0.67%	1,066.90	3.40	1,021.20	3.32
U.S. Government Money Market Fund
Initial Class	1,000	0.53%	1,009.50	2.61	1,021.90	2.63

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2019, multiplied by the average account value over the period, multiplied by 179 days in the period, divided by 365 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

89

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2019 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-45236-02

MassMutual

Semiannual Report

MML Series Investment Fund II

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2019

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

June 30, 2019

Welcome to the MML Series Investment Fund II Semiannual Report, covering the six-month period from January 1, 2019 to June 30, 2019.

Market Highlights

•	During the period, U.S. stock prices enjoyed some of their best returns for the first six months since the late 1990s.

•	Data throughout the period pointed to more uneven global economic growth with markets only rebounding after assurances by the Federal Reserve Board (the Fed) that it would hold off on raising interest rates in 2019.

•	Developed-market and emerging-market foreign stocks trailed U.S. stock returns for the period, though both developed-market and emerging-market foreign stocks were up for the period and delivered solid returns.

•	U.S. bonds benefited from declining U.S. Treasury yields and the Fed’s pause in rate hikes. As a result, bond markets enjoyed broad positive returns for the period.

Market Commentary

Following one of the worst fourth quarters they had ever experienced, stock markets rebounded to enjoy some of the best first half returns since the late 1990s. The rebound gained momentum during the first quarter on expectations that the Fed would not raise interest rates in 2019. The previous year had seen four rate hikes. The rebound accelerated through turbulence caused by ongoing trade tensions and geopolitical sabre rattling as markets came to expect that the Fed might even reduce the federal funds rate (the interest rate that banks and financial institutions charge each other for borrowing funds overnight). By the end of the period, the market anticipated two possible rate reductions in what remains of 2019 and stock market growth accelerated to new records in major stock indexes.

Global growth remains positive, but less synchronized and more restrained than in the recent past. We believe the U.S. economy is showing signs that it may be in the late stages of the current business cycle. For example, a tightening labor market yields low unemployment rates but tends to drive up wage growth, putting pressure on corporate earnings. In addition, declining claims for unemployment benefits may point to a nearer plateau in employment growth. Lastly, we believe recent softness in housing data tends to be consistent with late cycle trends. While talk of recession naturally follows evidence of late cycle indicators, we agree with the general consensus that the risk of near-term recession appears to be low.

The broad market S&P 500® Index* delivered a strong 18.54% gain for the first half of 2019. The technology-heavy NASDAQ Composite Index outperformed for the same period, returning 21.33% growth. The Dow Jones Industrial Average is also up 14.99% so far this year. Small- and mid-cap stocks slightly underperformed their larger peers and value stocks widely underperformed their

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited) (Continued)

growth peers. The positive momentum carried broadly across all market sectors for the period with all sectors delivering double-digit returns. The technology, communications services, and industrials sectors led during the period, while healthcare, utilities, and energy brought up the rear.

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, but delivered 14.03% returns for the first half of 2019. Central banks voiced unanimous willingness to continue monetary stimulus in support of the current expansion. In addition, the G20 summit towards the end of June seemed to encourage confidence in a resolution, or at least de-escalation, of trade tensions between the U.S. and China. Emerging-market stock markets, as measured by the MSCI Emerging Markets Index, fared a little worse than developed markets, returning 10.58% for the period.

The Fed once again asserted its influence on markets during this reporting period. This time it was not what they did, but what they did not do that helped. The year started with an expectation of multiple rate hikes in 2019, following the trend set in 2018. As markets began to show signs of bogging down, Fed chair Jerome Powell expressed the Fed’s intent to support ongoing growth through delaying planned rate hikes. Market concerns eased when the Fed set expectations for no more rate hikes in 2019. Optimism returned as the options market began forecasting the possibilities of rate cuts before the end of the year.

The Fed’s inaction, along with prospects of dropping rates, boosted bond markets during the first half of 2019. Bond yields fell, lifting returns on high-quality fixed income assets. The 10-year U.S. Treasury bond ended June at 2.00%, down .66% from the first of the year. Since falling yields drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 6.11%. Investment-grade and high-yield corporate bonds also fared well in the falling yield environment. The Bloomberg Barclays U.S. Corporate Bond Index, which tracks investment-grade corporate bonds, ended the period up 9.85%. The Bloomberg Barclays U.S. Corporate High Yield Index fared slightly better, ending the period up 9.94%.

Review and maintain your strategy

MassMutual remains committed to helping people secure their long-term future and protect the ones they love. While investors enjoyed broad positive returns over the first half of 2019, we’d like to remind you that, as a retirement investor, it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. Optimism about continued economic expansion should be balanced with the constant reminder that past performance does not guarantee future results. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend the value a personal financial professional can bring you by helping you define an investment strategy that aligns with your risk tolerance comfort level, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

© 2019 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA. All rights reserved. www.massmutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 100 Bright Meadow Blvd., Enfield, CT 06082. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 7/1/19 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MML Asset Momentum Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Asset Momentum Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing in asset classes the Fund’s subadviser considers to exhibit “bull market” characteristics. These “bull market” characteristics may include, for example, upward trending prices and relatively low volatility. The Fund expects that it will allocate its investments among the following asset classes: equity investments, debt investments, property investments, alternative investments, currency, and cash on deposit, excluding short term instruments. The Fund may invest in securities of issuers anywhere in the world, including emerging market countries. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund. The Fund’s subadviser is Barings LLC (Barings).

MML Asset Momentum Fund Portfolio Characteristics (% of Net Assets) on 6/30/19

Mutual Funds	44.9%
Common Stock	23.6%
U.S. Treasury Obligations	10.0%

Total Long-Term Investments	78.5%
Short-Term Investments and Other Assets and Liabilities	21.5%

Net Assets	100.0%

MML Dynamic Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Dynamic Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to maximize current income and total return by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds, which may include securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities, or sponsored corporations; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. The Fund may invest a portion of its net assets in inverse floaters and interest-only and principal-only securities, which may experience high volatility in response to changes in interest rates. The Fund may invest in other investment companies, including other open-end or closed-end investment companies, exchange-traded funds (ETFs), and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Fund’s subadviser and its affiliates. The Fund’s subadviser is DoubleLine Capital LP (DoubleLine).

MML Dynamic Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/19

Corporate Debt	29.2%
Non-U.S. Government Agency Obligations	24.7%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Obligations and Instrumentalities	15.5%
Bank Loans	2.6%
Sovereign Debt Obligations	0.8%
Mutual Funds	0.7%
Municipal Obligations	0.1%

Total Long-Term Investments	94.8%
Short-Term Investments and Other Assets and Liabilities	5.2%

Net Assets	100.0%

MML Equity Rotation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Rotation Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of large- and medium-capitalization U.S. companies. The Fund’s subadviser does not typically invest in companies with market capitalizations, at the time of purchase, of less than $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is Barings LLC (Barings).

MML Equity Rotation Fund Largest Holdings (% of Net Assets) on 6/30/19

Microsoft Corp.	7.0%
Mastercard, Inc. Class A	4.9%
Euronet Worldwide, Inc.	4.1%
Paychex, Inc.	4.0%
Workday, Inc. Class A	3.6%
Johnson & Johnson	3.5%
Alphabet, Inc. Class A	3.4%
Cadence Design Systems, Inc.	3.3%
Citigroup, Inc.	3.3%
Visa, Inc. Class A	3.0%

40.1%

MML Equity Rotation Fund Sector Table (% of Net Assets) on 6/30/19

Technology	27.8%
Financial	18.1%
Consumer, Non-cyclical	15.5%
Communications	12.4%
Industrial	9.4%
Consumer, Cyclical	8.5%
Energy	4.9%
Basic Materials	0.7%
Utilities	0.6%

Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%

Net Assets	100.0%

MML High Yield Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any NRSRO (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser. The Fund’s subadviser is Barings LLC (Barings).

MML High Yield Fund Portfolio Characteristics (% of Net Assets) on 6/30/19

Corporate Debt	86.8%
Diversified Financial Services	7.8%
Bank Loans	6.8%
Common Stock	0.8%
Preferred Stock	0.1%

Total Long-Term Investments	102.3%
Short-Term Investments and Other Assets and Liabilities	(2.3)%

Net Assets	100.0%

MML Inflation-Protected and Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings).

MML Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 6/30/19

U.S. Treasury Obligations	84.4%
Non-U.S. Government Agency Obligations	51.9%
U.S. Government Agency Obligations and Instrumentalities	3.2%
Corporate Debt	1.5%
Purchased Options	0.7%
Municipal Obligations	0.0%

Total Long-Term Investments	141.7%
Short-Term Investments and Other Assets and Liabilities	(41.7)%

Net Assets	100.0%

MML Short-Duration Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MML Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/19

Non-U.S. Government Agency Obligations	52.9%
Corporate Debt	35.6%
U.S. Treasury Obligations	4.8%
Purchased Options	1.0%
U.S. Government Agency Obligations and Instrumentalities	0.7%
Mutual Funds	0.3%
Municipal Obligations	0.0%

Total Long-Term Investments	95.3%
Short-Term Investments and Other Assets and Liabilities	4.7%

Net Assets	100.0%

MML Small Cap Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Cap Equity Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco), which replaced OppenheimerFunds, Inc. effective May 24, 2019.

MML Small Cap Equity Fund Largest Holdings (% of Net Assets) on 6/30/19

Zynga, Inc. Class A	2.5%
Korn/Ferry International	2.0%
ASGN, Inc.	2.0%
CACI International, Inc. Class A	1.9%
WSFS Financial Corp.	1.9%
j2 Global, Inc.	1.9%
Generac Holdings, Inc.	1.8%
Four Corners Property Trust, Inc.	1.8%
National Storage Affiliates Trust	1.7%
LHC Group, Inc.	1.7%

19.2%

MML Small Cap Equity Fund Sector Table (% of Net Assets) on 6/30/19

Financial	21.8%
Consumer, Non-cyclical	19.2%
Industrial	16.4%
Technology	13.7%
Consumer, Cyclical	13.5%
Utilities	4.2%
Mutual Funds	4.1%
Basic Materials	3.7%
Energy	3.1%
Communications	2.9%

Total Long-Term Investments	102.6%
Short-Term Investments and Other Assets and Liabilities	(2.6)%

Net Assets	100.0%

MML Special Situations Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Special Situations Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of U.S. companies that are involved in “special situations.” A special situation might include, for example, a recently announced spin-off or divestiture, a change in dividend policy, involvement in a merger or acquisition transaction, a change in management, a significant change in ownership, or changes due to bankruptcy or insolvency process. The Fund may invest in companies of any market capitalization. The Fund will typically invest primarily in common stocks. When the Fund’s subadviser determines that there are an insufficient number of companies involved (or likely to be involved) in special situations, it may invest in any equity securities it considers to be consistent with the Fund’s objective of growth of capital over the long term. It may also invest in exchange-traded funds (ETFs) providing broad equity exposures or in derivatives, including swaps, futures contracts, and options, to gain broad exposures to equity markets. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. The Fund’s subadviser is Barings LLC (Barings).

MML Special Situations Fund Largest Holdings (% of Net Assets) on 6/30/19

PayPal Holdings, Inc.	12.1%
Keysight Technologies, Inc.	8.6%
Zoetis, Inc.	7.4%
Arcosa, Inc.	7.2%
DXC Technology Co.	6.1%
Altice USA, Inc.	4.9%
West Pharmaceutical Services, Inc.	4.1%
Dow, Inc.	3.8%
The Chemours Co.	3.8%
Allegion PLC	3.5%

61.5%

MML Special Situations Fund Sector Table (% of Net Assets) on 6/30/19

Consumer, Non-cyclical	28.0%
Industrial	27.4%
Basic Materials	12.2%
Communications	11.9%
Technology	8.3%
Financial	4.8%
Consumer, Cyclical	4.2%
Energy	1.5%

Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%

Net Assets	100.0%

MML Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and, at times, up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. The Fund focuses on companies with above-average earnings growth. In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indices, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco), which replaced OppenheimerFunds, Inc. effective May 24, 2019.

MML Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 6/30/19

Alibaba Group Holding Ltd. Sponsored ADR	6.8%
Novatek PJSC Sponsored GDR Registered	4.6%
Kering SA	4.1%
Housing Development Finance Corp. Ltd.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Kotak Mahindra Bank Ltd.	3.2%
AIA Group Ltd.	3.2%
Tencent Holdings Ltd.	3.1%
Glencore PLC	3.0%
Meituan Dianping Class B	2.6%

38.0%

MML Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 6/30/19

Financial	26.4%
Consumer, Cyclical	18.4%
Communications	15.3%
Consumer, Non-cyclical	11.8%
Basic Materials	6.1%
Technology	6.0%
Energy	5.8%
Industrial	4.3%
Diversified	1.2%
Mutual Funds	0.5%

Total Long-Term Investments	95.8%
Short-Term Investments and Other Assets and Liabilities	4.2%

Net Assets	100.0%

MML Asset Momentum Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 23.6%

COMMON STOCK — 23.6%
Communications — 2.2%
Internet — 0.8%
Rightmove PLC	35,000	$237,819

Media — 1.0%
Fox Corp. Class A (a)	8,000	293,120

Telecommunications — 0.4%
NTT DOCOMO, Inc.	5,600	130,696

		661,635

Consumer, Cyclical — 3.2%
Distribution & Wholesale — 3.2%
Pool Corp.	5,100	974,100

Consumer, Non-cyclical — 2.6%
Health Care – Products — 0.7%
Advanced Medical Solutions Group PLC	54,571	208,176

Health Care – Services — 1.1%
Fresenius SE & Co. KGaA	5,900	319,642

Household Products & Wares — 0.8%
Henkel AG & Co. KGaA	2,000	183,641
Portmeirion Group PLC	5,600	70,885

		254,526

		782,344

Energy — 1.9%
Oil & Gas — 1.9%
Marathon Petroleum Corp.	10,000	558,800

Financial — 6.0%
Diversified Financial Services — 6.0%
Mastercard, Inc. Class A	5,300	1,402,009
Visa, Inc. Class A	2,200	381,810

		1,783,819

Industrial — 4.4%
Building Materials — 0.2%
Breedon Group PLC (a)	88,437	68,958

Electronics — 1.5%
Halma PLC	17,600	452,508

Hand & Machine Tools — 0.5%
Schindler Holding AG	700	155,841

Machinery – Diversified — 2.2%
Keyence Corp.	400	245,816
Roper Technologies, Inc.	1,100	402,886

		648,702

		1,326,009

	Number of Shares	Value
Technology — 3.3%
Computers — 2.3%
Fortinet, Inc. (a)	8,800	$676,104

Software — 1.0%
EMIS Group PLC	11,800	182,270
Nexus AG	3,400	128,320

		310,590

		986,694

TOTAL COMMON STOCK (Cost $5,568,817)		7,073,401

TOTAL EQUITIES (Cost $5,568,817)		7,073,401

	Principal Amount
BONDS & NOTES — 10.0%

U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bonds & Notes — 10.0%
U.S. Treasury Note 1.750% 11/30/19 (b)	$3,000,000	2,995,359

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,991,914)		2,995,359

TOTAL BONDS & NOTES (Cost $2,991,914)		2,995,359

	Number of Shares
MUTUAL FUNDS — 44.9%
Diversified Financial Services — 44.9%
iShares MSCI Brazil Capped Index Fund	36,000	1,573,920
iShares MSCI India ETF	6,600	232,980
iShares MSCI Mexico ETF (c)	17,000	737,460
State Street Navigator Securities Lending Prime Portfolio (d)	958,578	958,578
Vanguard Short-Term Bond ETF (c)	82,000	6,603,460
Vanguard Total Stock Market ETF	22,200	3,331,998

		13,438,396

TOTAL MUTUAL FUNDS (Cost $12,703,057)		13,438,396

TOTAL LONG-TERM INVESTMENTS (Cost $21,263,788)		23,507,156

The accompanying notes are an integral part of the financial statements.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 24.5%
Repurchase Agreement — 24.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (e)	$7,342,709	$7,342,709

TOTAL SHORT-TERM INVESTMENTS (Cost $7,342,709)		7,342,709

TOTAL INVESTMENTS — 103.0% (Cost $28,606,497) (f)		30,849,865

Other Assets/(Liabilities) — (3.0)%		(909,771)

NET ASSETS — 100.0%		$29,940,094

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $939,463 or 3.14% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	Represents investment of security lending collateral. (Note 2).
(e)

Maturity value of $7,343,474. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $7,491,237.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased	Currency Sold	Unrealized Appreciation (Depreciation)
HSBC Bank USA*	3/05/20	AUD 1,960,000	NZD 2,041,921	$7,605

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Nasdaq 100 E Mini Index	9/20/19	32	$4,799,831	$124,169
S&P 500 E Mini Index	9/20/19	111	16,011,774	328,536

				$452,705

Currency Legend

AUD	Australian Dollar
NZD	New Zealand Dollar

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.1%

BANK LOANS — 2.6%
Aerospace & Defense — 0.1%
TransDigm, Inc., 2018 Term Loan F, 0.000% 6/09/23 (a)	$339,141	$332,678

Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, 3 mo. USD LIBOR + 1.750% 4.080% VRN 6/01/24	339,141	334,797

Commercial Services — 0.2%
Allied Universal Holdco LLC
2019 Delayed Draw Term Loan, 0.000% 6/26/26 (a) (b)	9,910	9,860
2019 Term Loan B, 3 mo. USD LIBOR + 4.250% 6.507% VRN 6/26/26	100,090	99,590
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 0.000% 5/02/22 (a)	340,000	337,481
Trans Union LLC, Term Loan B3, 0.000% 4/10/23 (a)	349,046	348,236

		795,167

Computers — 0.2%
Dell International LLC, 2017 Term Loan B, 0.000% 9/07/23 (a)	355,000	353,019
Tempo Acquisition LLC, Term Loan, 0.000% 5/01/24 (a)	339,135	337,511

		690,530

Distribution & Wholesale — 0.1%
HD Supply, Inc., Term Loan B5, 0.000% 10/17/23 (a)	324,183	323,661
IAA Spinco, Inc., Term Loan B, 0.000% 6/28/26 (a)	340,000	340,850

		664,511

Electric — 0.1%
Calpine Corporation, Term Loan B9, 3 mo. USD LIBOR + 2.750%, 5.080% VRN 4/05/26	350,000	349,290
Vistra Operations Company LLC, 1st Lien Term Loan B3, 0.000% 12/31/25 (a)	335,000	334,457

		683,747

Entertainment — 0.1%
Equinox Holdings, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%, 5.402% VRN 3/08/24	334,150	333,037

	Principal Amount	Value
Environmental Controls — 0.1%
Filtration Group Corporation, 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%, 5.402% VRN 3/29/25	$344,129	$343,083

Financial Services — 0.1%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan, 0.000% 6/15/25 (a)	354,106	351,082

Foods — 0.1%
JBS USA Lux S.A., 2019 Term Loan B, 1 mo. USD LIBOR + 2.500%, 4.902% VRN 5/01/26	339,150	338,302

Health Care – Services — 0.2%
Gentiva Health Services, Inc., 2018 1st Lien Term Loan, 0.000% 7/02/25 (a)	329,171	329,171
Select Medical Corporation, 2017 Term Loan B, 0.000% 3/06/25 (a)	335,000	333,117
Syneos Health, Inc., 2018 Term Loan B, 0.000% 8/01/24 (a)	326,632	325,407

		987,695

Investment Companies — 0.1%
RPI Finance Trust, Term Loan B6, 0.000%3/27/23 (a)	347,022	347,241

Media — 0.4%
CSC Holdings, LLC, 2019 Term Loan B, 1 mo. USD LIBOR + 3.000% 5.325% VRN 4/15/27	375,000	375,094
E.W. Scripps Co., Incremental Term Loan B1, 1 mo. USD LIBOR + 2.750%, 5.152% VRN 5/01/26	359,100	358,052
Gray Television, Inc., 2018 Term Loan C, 3 mo. USD LIBOR + 2.500% 4.832% VRN 1/02/26	339,148	338,639
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 0.000% 6/19/26 (a)	505,000	503,106

		1,574,891

Oil & Gas Services — 0.0%
BCP Renaissance Parent LLC, 2017 Term Loan B, 3 mo. USD LIBOR + 3.500%, 6.083% VRN 10/31/24	189,521	188,845

Packaging & Containers — 0.1%
Berry Global, Inc., USD Term Loan U, 0.000% 5/15/26 (a)	340,000	337,487

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.1%
ESH Hospitality, Inc., 2018 Term Loan B, 0.000%8/30/23 (a)	$349,123	$348,470
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. LIBOR + 2.000% 4.404% VRN 12/20/24	340,000	335,750

		684,220

Software — 0.3%
Change Healthcare Holdings LLC, 2017 Term Loan B, 0.000% 3/01/24 (a)	281,956	279,596
IQVIA, Inc.
2018 USD Term Loan B3, 0.000%6/11/25 (a)	339,144	336,953
2017 USD Term Loan B2, 3 mo. LIBOR + 2.000% 4.330% VRN 1/17/25	339,137	338,289
SS&C Technologies, Inc., 2018 Term Loan B5, 0.000% 4/16/25 (a)	349,115	347,709

		1,302,547

Telecommunications — 0.2%
Level 3 Financing, Inc., 2017 Term Loan B, 0.000% 2/22/24 (a)	340,000	337,110
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 4.938% VRN 2/02/24	354,094	348,340

		685,450

TOTAL BANK LOANS (Cost $10,937,210)		10,975,310

CORPORATE DEBT — 29.2%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 5.400% 10/01/48	545,000	606,096

Aerospace & Defense — 0.2%
Bombardier, Inc. 6.000% 10/15/22 (c)	120,000	120,515
Lockheed Martin Corp. 4.700% 5/15/46	505,000	617,867
TransDigm, Inc. 6.250% 3/15/26 (c)	95,000	99,988
6.375% 6/15/26	115,000	115,862

		954,232

Agriculture — 0.3%
Adecoagro SA 6.000% 9/21/27	150,000	143,250

	Principal Amount	Value
Altria Group, Inc. 4.800% 2/14/29	$525,000	$564,791
BAT Capital Corp. 3.398% FRN 8/15/22 (d)	180,000	180,486
JBS Investments II GmbH 7.000% 1/15/26 (c)	200,000	216,600
Reynolds American, Inc. 4.000% 6/12/22	335,000	347,808

		1,452,935

Airlines — 0.3%
Delta Air Lines, Inc. 3.800% 4/19/23	520,000	533,822
Guanay Finance Ltd. 6.000% 12/15/20 (c)	249,544	252,663
Latam Finance Ltd. 6.875% 4/11/24 (c)	200,000	207,652
7.000% 3/01/26 (c)	300,000	313,200

		1,307,337

Auto Manufacturers — 0.4%
Ford Motor Co. 7.450% 7/16/31	255,000	301,589
General Motors Co. 3 mo. USD LIBOR + .800% 3.365% FRN 8/07/20	210,000	210,261
General Motors Financial Co., Inc. 3.588% FRN 1/05/23 (d)	575,000	566,655
Volkswagen Group of America Finance LLC 4.250% 11/13/23 (c)	700,000	736,884

		1,815,389

Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.250% 5/15/26 (c)	170,000	176,588

Banks — 4.8%
Banco Bilbao Vizcaya Argentaria Colombia SA 4.875% 4/21/25 (c)	300,000	315,378
Banco de Reservas de la Republica Dominicana 7.000% 2/01/23 (c)	200,000	206,252
Banco do Brasil SA 10 year CMT + 4.398% 6.250% VRN 10/29/49 (c) (e)	800,000	761,400
Banco General SA 4.125% 8/07/27 (c)	200,000	202,252
Banco Macro SA 5 year USD Swap + 5.463% 6.750% VRN 11/04/26 (c) (f)	500,000	432,505

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banco Mercantil del Norte SA/Grand Cayman 5 year CMT + 4.447% 5.750% VRN 10/04/31 (c) (f)	$200,000	$194,752
5 year CMT + 5.035% 6.875% VRN 12/31/99 (c) (e)	200,000	202,740
10 year CMT + 5.353% 7.625% VRN 12/31/99 (c) (e)	600,000	613,500
Banco Santander Mexico SA 5.950% VRN 10/01/28 (c) (d)	250,000	264,065
Banco Santander SA 3.614% FRN 2/23/23 (d)	600,000	597,627
Bancolombia SA 4.875% VRN 10/18/27 (d)	400,000	409,752
Bank of America Corp. 3.974% VRN 2/07/30 (d)	520,000	557,389
Bank of Montreal 3.803% VRN 12/15/32 (d)	370,000	375,221
Bank of New Zealand 3.500% 2/20/24 (c)	530,000	548,914
The Bank of Nova Scotia 3.400% 2/11/24 (f)	390,000	405,628
Barclays PLC 3.905% FRN 5/16/24 (d)	425,000	418,738
BBVA Bancomer SA 5.125% VRN 1/18/33 (c) (d)	1,000,000	962,250
BDO Unibank, Inc. 2.950% 3/06/23 (c)	300,000	299,400
BNP Paribas SA 3.375% 1/09/25 (c)	595,000	605,380
Citigroup, Inc. 3 mo. USD LIBOR + 1.100% 3.625% FRN 5/17/24	845,000	852,988
Commonwealth Bank of Australia 3.323% FRN 6/04/24 (c) (d) (f)	530,000	532,343
Credit Agricole SA 3.750% 4/24/23 (c)	535,000	555,296
Credit Suisse Group AG 3.676% FRN 6/12/24 (c) (d)	430,000	431,177
DBS Group Holdings Ltd. 5 year USD Swap + 2.390% 3.600% VRN 12/29/49 (c) (e)	600,000	597,600
Gilex Holding Sarl 8.500% 5/02/23 (c)	150,000	158,664
8.500% 5/02/23 (c)	150,000	158,664
Global Bank Corp. 5.250% VRN 4/16/29 (c) (d)	500,000	521,875
The Goldman Sachs Group, Inc. 3.363% FRN 10/31/22 (d)	260,000	260,153
3.688% FRN 5/15/26 (d)	360,000	354,962
HSBC Holdings PLC 3.816% FRN 9/12/26 (d)	835,000	835,546

	Principal Amount	Value
Industrial Senior Trust 5.500% 11/01/22 (c)	$100,000	$101,751
Itau Unibanco Holding SA 6.500% VRN 12/31/99 (c) (d) (e)	600,000	616,500
Lloyds Banking Group PLC 3.574% VRN 11/07/28 (d)	600,000	600,617
Macquarie Group Ltd. 3.189% VRN 11/28/23 (c) (d)	260,000	263,091
4.150% VRN 3/27/24 (c) (d)	280,000	291,903
Malayan Banking Bhd 5 year USD Swap + 2.542% 3.905% VRN 10/29/26 (c)	600,000	608,778
Mitsubishi UFJ Financial Group, Inc. 3.260% FRN 3/02/23 (d)	495,000	494,749
Morgan Stanley 3 mo. USD LIBOR + 1.340% 3.591% VRN 7/22/28	505,000	525,831
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	285,000	288,175
Sumitomo Mitsui Financial Group, Inc. 3.328% FRN 1/17/23 (d)	815,000	814,528
Union Bank of the Philippines 3.369% 11/29/22 (c)	400,000	404,394
United Overseas Bank Ltd. 3.875% VRN 12/31/99 (c) (d) (e)	500,000	492,665
Wells Fargo & Co. 3 mo. USD LIBOR + 1.170% 3.196% VRN 6/17/27	245,000	249,678
Westpac Banking Corp. 3.238% FRN 5/15/23 (d)	730,000	732,553

		20,117,624

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	250,000	278,358
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	290,000	310,400
Cott Holdings, Inc. 5.500% 4/01/25 (c)	45,000	45,844

		634,602

Biotechnology — 0.2%
Celgene Corp. 4.350% 11/15/47	595,000	656,810

Building Materials — 0.3%
Builders FirstSource, Inc. 5.625% 9/01/24 (c)	170,000	175,214
CIMPOR Financial Operations BV 5.750% 7/17/24 (c)	200,000	175,250
Masonite International Corp. 5.625% 3/15/23 (c)	225,000	231,750

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Owens Corning 4.400% 1/30/48	$350,000	$296,915
Votorantim Cimentos SA 7.250% 4/05/41 (c)	200,000	238,250

		1,117,379

Chemicals — 0.8%
DuPont de Nemours, Inc. 5.419% 11/15/48	485,000	589,331
Grupo Idesa SA de CV 7.875% 12/18/20 (c) (f)	200,000	149,750
Mexichem SAB de CV 5.875% 9/17/44 (c)	200,000	209,000
The Mosaic Co. 4.050% 11/15/27	500,000	516,779
Nutrien Ltd. 4.200% 4/01/29	505,000	546,071
Sociedad Quimica y Minera de Chile SA 4.375% 1/28/25 (c)	200,000	209,750
Syngenta Finance NV 5.676% 4/24/48 (c)	600,000	596,313
UPL Corp. Ltd. 3.250% 10/13/21 (c)	200,000	200,034
4.500% 3/08/28 (c)	200,000	203,838

		3,220,866

Coal — 0.1%
Peabody Energy Corp. 6.000% 3/31/22 (c)	405,000	414,619
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (c)	150,000	146,437

		561,056

Commercial Services — 0.3%
Allied Universal Holdco LLC 6.625% 7/15/26 (c) (g)	140,000	142,100
ENA Norte Trust 4.950% 4/25/28 (c)	125,941	129,720
Garda World Security Corp., 2017 Term Loan2017 Term Loan, 8.750% 5/15/25 (a) (c)	135,000	133,312
Refinitiv US Holdings, Inc. 6.250% 5/15/26 (c)	210,000	215,985
United Rentals North America, Inc. 5.250% 1/15/30	105,000	107,888
6.500% 12/15/26	190,000	205,675
Verscend Escrow Corp. 9.750% 8/15/26 (c)	237,000	246,184

		1,180,864

Computers — 0.1%
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750% 6/01/25 (c)	195,000	200,850

	Principal Amount	Value
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	$600,000	$603,507
Air Lease Corp. 3.750% 2/01/22	470,000	480,384
American Express Co. 2.500% 8/01/22	540,000	543,428
Banco BTG Pactual SA 7.750% VRN 2/15/29 (c) (d)	400,000	417,900
5 year CMT + 6.978% 8.750% VRN 12/29/49 (c) (e)	200,000	201,502
BOC Aviation Ltd. 3.458% FRN 9/26/23 (c) (d)	565,000	566,633
Capital One Financial Corp. 3.303% FRN 1/30/23 (d)	140,000	139,635
The Charles Schwab Corp. 3.550% 2/01/24	465,000	492,191
Credito Real SAB de CV SOFOM ER 9.125% VRN 12/31/99 (c) (d) (e)	200,000	202,152
9.500% 2/07/26 (c)	200,000	220,500
Discover Financial Services 4.100% 2/09/27	645,000	671,870
Interoceanica IV Finance Ltd. 0.010% 11/30/25 (c)	887,705	792,037
Nationstar Mortgage Holdings, Inc. 8.125% 7/15/23 (c)	125,000	127,500
NFP Corp. 6.875% 7/15/25 (c)	240,000	237,528
SPARC EM SPC Panama Metro Line 2 SP 0.000%12/05/22 (c)	597,914	565,782
0.000%12/05/22 (c)	512,498	484,956
Springleaf Finance Corp. 6.625% 1/15/28	120,000	126,000
SURA Asset Management SA 4.875% 4/17/24 (c)	200,000	213,000
Synchrony Financial 3.950% 12/01/27	600,000	599,308
Unifin Financiera SAB de CV SOFOM ENR 7.375% 2/12/26 (c)	300,000	291,753
8.875% VRN 12/31/99 (c) (d) (e)	600,000	550,506

		8,528,072

Electric — 3.7%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It 7.950% 5/11/26 (c)	500,000	540,630
AES Gener SA 7.125% VRN 3/26/79 (c) (d)	400,000	426,804
American Electric Power Co., Inc. 2.950% 12/15/22	313,000	317,805

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Calpine Corp. 5.250% 6/01/26 (c)	$170,000	$172,975
Colbun SA 3.950% 10/11/27	200,000	202,752
Cometa Energia SA de CV 6.375% 4/24/35 (c)	781,964	804,446
DTE Energy Co. 3.800% 3/15/27	500,000	522,099
Duke Energy Corp. 3.750% 9/01/46	215,000	209,616
3.950% 8/15/47	240,000	242,663
Duke Energy Florida LLC 3.200% 1/15/27	1,000,000	1,031,522
Duke Energy Progress, Inc. 4.150% 12/01/44	415,000	449,193
Empresa de Transmision Electrica SA 5.125% 5/02/49 (c)	200,000	218,700
Empresa Electrica Angamos SA 4.875% 5/25/29 (c)	173,900	181,444
Empresa Electrica Guacolda SA 4.560% 4/30/25 (c)	400,000	373,904
Energuate Trust 5.875% 5/03/27 (c)	200,000	204,500
Engie Energia Chile SA 4.500% 1/29/25 (c)	200,000	210,383
Eversource Energy 2.750% 3/15/22	1,000,000	1,011,988
Exelon Corp. 3.400% 4/15/26	750,000	770,057
Fortis, Inc. 2.100% 10/04/21	505,000	500,679
Inkia Energy Ltd. 5.875% 11/09/27 (c)	400,000	410,504
LLPL Capital Pte Ltd. 6.875% 2/04/39 (c)	500,000	570,765
Mexico Generadora de Energia S. de R.L. 5.500% 12/06/32 (c)	336,204	361,419
Minejesa Capital BV 4.625% 8/10/30 (c)	600,000	606,637
5.625% 8/10/37	200,000	209,830
NextEra Energy Capital Holdings, Inc. 3.550% 5/01/27	280,000	292,311
NRG Energy, Inc. 5.250% 6/15/29 (c)	135,000	144,112
Orazul Energy Egenor S en C por A 5.625% 4/28/27 (c)	200,000	203,420
Pampa Energia SA 7.500% 1/24/27 (c)	600,000	556,800
PSEG Power LLC 3.850% 6/01/23	340,000	354,263
Sierra Pacific Power Co. 2.600% 5/01/26	1,000,000	991,465

	Principal Amount	Value
Star Energy Geothermal Wayang Windu Ltd. 6.750% 4/24/33 (c)	$574,800	$578,935
Stoneway Capital Corp. 10.000% 3/01/27 (c)	462,753	436,149
Transelec SA 3.875% 1/12/29 (c)	250,000	249,815
Vistra Operations Co. LLC 5.500% 9/01/26 (c)	180,000	190,125
5.625% 2/15/27 (c)	120,000	127,050
Xcel Energy, Inc. 3.300% 6/01/25	1,000,000	1,032,160

		15,707,920

Electronics — 0.1%
Arrow Electronics, Inc. 3.875% 1/12/28	290,000	287,564

Engineering & Construction — 0.3%
AECOM 5.125% 3/15/27	270,000	280,800
Aeropuerto Internacional de Tocumen SA 5.625% 5/18/36 (c)	200,000	225,000
Sydney Airport Finance Co. Pty Ltd. 3.375% 4/30/25 (c)	300,000	305,006
3.625% 4/28/26 (c)	300,000	307,770

		1,118,576

Entertainment — 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc. 5.250% 10/15/25 (c)	130,000	130,406
Cedar Fair LP 5.250% 7/15/29 (c)	110,000	112,234
Eldorado Resorts, Inc. 6.000% 4/01/25	125,000	131,406
Lions Gate Capital Holdings LLC 6.375% 2/01/24 (c)	235,000	247,044

		621,090

Environmental Controls — 0.2%
Clean Harbors, Inc. 4.875% 7/15/27 (c) (g)	110,000	111,798
GFL Environmental, Inc. 8.500% 5/01/27 (c)	85,000	91,481
Tervita Escrow Corp. 7.625% 12/01/21 (c)	260,000	264,475
Waste Management, Inc. 4.000% 7/15/39	530,000	567,844

		1,035,598

Food Services — 0.0%
Aramark Services, Inc. 5.000% 4/01/25 (c)	190,000	192,850

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 1.2%
Albertsons Cos. LLC/Safeway, Inc./ New Albertsons LP/Albertson’s LLC 7.500% 3/15/26 (c)	$165,000	$176,137
B&G Foods, Inc. 5.250% 4/01/25 (f)	175,000	176,750
Cosan Overseas Ltd. 8.250% 11/29/49 (c) (e)	500,000	516,875
Grupo Bimbo SAB de CV 5.950% VRN 12/31/99 (c) (d) (e)	400,000	419,960
JBS USA LUX SA/JBS USA Finance, Inc. 5.750% 6/15/25 (c)	20,000	20,800
5.875% 7/15/24 (c)	30,000	30,863
6.500% 4/15/29 (c)	125,000	135,781
6.750% 2/15/28 (c)	146,000	158,593
The Kroger Co. 3.400% 4/15/22	565,000	578,447
MARB BondCo PLC 6.875% 1/19/25 (c) (f)	400,000	417,292
7.000% 3/15/24 (c)	200,000	208,642
Minerva Luxembourg SA 5.875% 1/19/28 (c)	600,000	600,000
6.500% 9/20/26 (c)	400,000	416,560
NBM US Holdings, Inc. 7.000% 5/14/26 (c)	200,000	210,300
Pilgrim’s Pride Corp. 5.875% 9/30/27 (c)	255,000	264,244
Post Holdings, Inc. 5.500% 3/01/25 (c)	185,000	191,012
5.500% 12/15/29 (c) (g)	60,000	60,150
Smithfield Foods, Inc. 4.250% 2/01/27 (c)	595,000	605,490

		5,187,896

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 5.500% 4/30/49 (c)	200,000	210,500
Inversiones CMPC SA 4.750% 9/15/24 (c)	200,000	213,297

		423,797

Gas — 0.1%
The Brooklyn Union Gas Co. 4.487% 3/04/49 (c)	535,000	601,819

Hand & Machine Tools — 0.0%
Colfax Corp. 6.000% 2/15/24 (c)	125,000	132,187
6.375% 2/15/26 (c)	55,000	58,988

		191,175

Health Care – Products — 0.3%
Avantor, Inc. 9.000% 10/01/25 (c)	220,000	245,300

	Principal Amount	Value
Becton Dickinson and Co. 2.894% 6/06/22	$810,000	$821,004

		1,066,304

Health Care – Services — 0.3%
Centene Corp. 4.750% 1/15/25	157,000	162,057
5.375% 6/01/26 (c)	105,000	110,381
Eagle Holding Co. II LLC 7.750% 5/15/22 (c)	105,000	105,787
HCA, Inc. 4.125% 6/15/29	270,000	277,555
5.375% 9/01/26	320,000	344,800
MPH Acquisition Holdings LLC 7.125% 6/01/24 (c)	160,000	150,032
WellCare Health Plans, Inc. 5.375% 8/15/26 (c)	200,000	212,000

		1,362,612

Home Furnishing — 0.2%
Controladora Mabe SA de CV 5.600% 10/23/28 (c)	400,000	419,500
Tempur Sealy International, Inc. 5.500% 6/15/26	238,000	246,925

		666,425

Insurance — 0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.250% 8/01/23 (c)	225,000	230,558
Athene Global Funding 3.000% 7/01/22 (c)	550,000	556,544
AXA Equitable Holdings, Inc. 3.900% 4/20/23	490,000	510,508
Brighthouse Financial, Inc. 3.700% 6/22/27	575,000	546,301
Liberty Mutual Group, Inc. 6.500% 5/01/42 (c)	650,000	861,604
Prudential Financial, Inc. 3.905% 12/07/47	185,000	193,173
Willis North America, Inc. 4.500% 9/15/28	475,000	511,219

		3,409,907

Internet — 0.1%
Expedia, Inc. Co. 3.800% 2/15/28	275,000	279,920

Iron & Steel — 0.1%
CSN Islands XII Corp. 7.000% 9/29/49 (c) (e)	200,000	180,500
CSN Resources SA 7.625% 2/13/23 (c) (f)	200,000	211,000
7.625% 4/17/26 (c)	200,000	212,042

		603,542

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd. 3.700% 3/15/28	$295,000	$297,175
Viking Cruises Ltd. 5.875% 9/15/27 (c)	195,000	197,437

		494,612

Lodging — 0.1%
Gohl Capital Ltd. 4.250% 1/24/27 (c)	600,000	617,627

Machinery – Diversified — 0.1%
John Deere Capital Corp. 3.450% 1/10/24	260,000	273,093

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (c)	175,000	178,710
5.750% 2/15/26 (c)	160,000	167,800
Cengage Learning, Inc. 9.500% 6/15/24 (c) (f)	155,000	147,250
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	525,000	569,963
Comcast Corp. 3.950% 10/15/25	555,000	598,778
CSC Holdings LLC 5.250% 6/01/24	190,000	197,362
Gray Escrow, Inc. 7.000% 5/15/27 (c)	245,000	265,825
iHeartCommunications, Inc. 6.375% 5/01/26	45,000	47,756
8.375% 5/01/27	25,000	26,188
Sirius XM Radio, Inc. 5.375% 7/15/26 (c)	150,000	155,438
5.500% 7/01/29 (c)	80,000	82,016
VTR Finance BV 6.875% 1/15/24 (c)	200,000	207,000
6.875% 1/15/24 (c)	200,000	207,000

		2,851,086

Mining — 0.6%
Anglo American Capital PLC 4.500% 3/15/28 (c)	585,000	606,647
Freeport-McMoRan, Inc. 5.400% 11/14/34	500,000	478,750
5.450% 3/15/43	450,000	411,750
Nexa Resources SA 5.375% 5/04/27 (c)	200,000	210,200
Vedanta Resources Finance II PLC 9.250% 4/23/26 (c)	200,000	203,049
Vedanta Resources Ltd. 6.125% 8/09/24 (c)	800,000	736,052

		2,646,448

	Principal Amount	Value
Miscellaneous – Manufacturing — 0.1%
General Electric Co. 5.875% 1/14/38	$525,000	$592,710

Oil & Gas — 2.1%
Bharat Petroleum Corp. Ltd. 4.625% 10/25/22 (c)	200,000	210,554
Canacol Energy Ltd. 7.250% 5/03/25 (c)	200,000	208,000
7.250% 5/03/25 (c)	400,000	416,000
Cenovus Energy, Inc. 5.400% 6/15/47	260,000	282,157
CNOOC Finance 2015 USA LLC 3.750% 5/02/23	570,000	590,136
Delek & Avner Tamar Bond Ltd. 5.082% 12/30/23 (c)	100,000	102,964
5.412% 12/30/25 (c)	100,000	103,719
EQT Corp. 3.900% 10/01/27	280,000	265,841
Geopark Ltd. 6.500% 9/21/24 (c)	600,000	618,000
Gran Tierra Energy International Holdings Ltd. 6.250% 2/15/25 (c)	400,000	372,500
Gulfport Energy Corp. 6.375% 5/15/25	145,000	112,194
Hilcorp Energy I LP / Hilcorp Finance Co. 6.250% 11/01/28 (c)	165,000	165,825
Indian Oil Corp. Ltd. 5.750% 8/01/23 (c)	600,000	656,718
Indigo Natural Resources LLC 6.875% 2/15/26 (c)	100,000	89,750
Marathon Petroleum Corp. 5.125% 12/15/26	530,000	579,027
Oasis Petroleum, Inc. 6.875% 3/15/22	100,000	99,750
ONGC Videsh Vankorneft Pte Ltd. 3.750% 7/27/26 (c)	850,000	861,114
Parkland Fuel Corp. 5.875% 7/15/27 (c) (g)	115,000	116,834
Parsley Energy LLC/Parsley Finance Corp. 5.625% 10/15/27 (c)	85,000	88,825
Petrobras Global Finance BV 5.750% 2/01/29	500,000	521,200
6.900% 3/19/49	100,000	106,500
7.250% 3/17/44	100,000	111,851
PTTEP Treasury Center Co. Ltd. 5 year CMT + 2.724% 4.600% VRN 12/31/99 (c) (e)	400,000	404,062
QEP Resources, Inc. 5.625% 3/01/26	165,000	155,100
Sinopec Group Overseas Development Ltd. 2.750% 9/29/26 (c)	500,000	487,354

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sunoco LP / Sunoco Finance Corp. 5.500% 2/15/26	$130,000	$135,362
6.000% 4/15/27 (c)	90,000	94,500
Transocean Guardian Ltd. 5.875% 1/15/24 (c)	80,325	81,630
Transocean Poseidon Ltd. 6.875% 2/01/27 (c)	150,000	158,531
Transocean, Inc. 7.250% 11/01/25 (c)	75,000	71,063
YPF Sociedad Anonima 6.950% 7/21/27 (c) (f)	350,000	317,520
8.500% 7/28/25 (c)	300,000	300,510

		8,885,091

Oil & Gas Services — 0.1%
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 9/01/27 (c)	245,000	257,277

Packaging & Containers — 0.2%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)	95,000	85,975
Packaging Corp. of America 3.400% 12/15/27	290,000	293,281
WRKCo, Inc. 3.750% 3/15/25	530,000	549,875

		929,131

Pharmaceuticals — 0.6%
AbbVie, Inc. 4.700% 5/14/45	580,000	590,451
AstraZeneca PLC 2.375% 6/12/22	600,000	601,752
Bausch Health Cos., Inc. 5.750% 8/15/27 (c)	35,000	36,784
7.000% 3/15/24 (c)	115,000	122,199
7.000% 1/15/28 (c)	115,000	119,169
7.250% 5/30/29 (c)	115,000	119,600
Cigna Corp. 3.487% FRN 7/15/23 (c) (d)	270,000	269,766
4.900% 12/15/48 (c)	265,000	288,146
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	580,000	585,670

		2,733,537

Pipelines — 1.3%
AI Candelaria Spain SLU 7.500% 12/15/28 (c)	250,000	275,000
7.500% 12/15/28 (c)	250,000	275,000
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750% 3/01/27 (c)	210,000	210,000
Cheniere Energy Partners LP 5.250% 10/01/25	240,000	248,100
5.625% 10/01/26 (c)	95,000	100,225

	Principal Amount	Value
Enable Midstream Partners LP 4.400% 3/15/27	$295,000	$297,322
Energy Transfer Operating LP 4.200% 4/15/27	80,000	83,137
4.750% 1/15/26	470,000	503,649
EQM Midstream Partners LP 4.750% 7/15/23	540,000	561,523
Fermaca Enterprises S de RL de CV 6.375% 3/30/38 (c)	222,297	230,969
GNL Quintero SA 4.634% 7/31/29 (c)	550,000	582,312
Kinder Morgan Energy Partners LP 6.950% 1/15/38	450,000	576,973
NGL Energy Partners LP/NGL Energy Finance Corp. 7.500% 4/15/26 (c)	90,000	93,150
Sabine Pass Liquefaction LLC 5.000% 3/15/27	520,000	570,157
Sunoco Logistics Partners Operations LP 3.900% 7/15/26	750,000	765,861

		5,373,378

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	40,000	40,832

Real Estate Investment Trusts (REITS) — 1.4%
Alexandria Real Estate Equities, Inc. 4.000% 1/15/24	420,000	444,252
American Tower Corp. 3.600% 1/15/28	570,000	580,231
4.400% 2/15/26	950,000	1,026,574
Boston Properties LP 3.400% 6/21/29	535,000	548,001
Crown Castle International Corp. 3.650% 9/01/27	510,000	525,194
3.700% 6/15/26	700,000	726,959
4.000% 3/01/27	225,000	236,152
Digital Realty Trust LP 3.700% 8/15/27	250,000	256,941
ESH Hospitality, Inc. 5.250% 5/01/25 (c)	240,000	245,700
MPT Operating Partnership LP/MPT Finance Corp. 5.250% 8/01/26	225,000	234,563
Public Storage 3.385% 5/01/29	545,000	569,250
Welltower, Inc. 3.950% 9/01/23	460,000	483,905

		5,877,722

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. 5.000% 10/15/25 (c)	250,000	251,950

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beacon Roofing Supply, Inc. 4.875% 11/01/25 (c)	$270,000	$267,300
Carvana Co. 8.875% 10/01/23 (c)	60,000	60,615
Dollar Tree, Inc. 4.000% 5/15/25	555,000	578,530
Golden Nugget, Inc. 6.750% 10/15/24 (c)	215,000	221,450
The Home Depot, Inc. 3.900% 6/15/47	270,000	292,219
McDonald’s Corp. 4.450% 3/01/47	235,000	257,706
PetSmart, Inc. 5.875% 6/01/25 (c)	40,000	38,800
7.125% 3/15/23 (c)	90,000	84,375
Staples, Inc. 7.500% 4/15/26 (c)	185,000	183,910

		2,236,855

Semiconductors — 0.2%
Marvell Technology Group Ltd. 4.200% 6/22/23	560,000	583,172
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.875% 6/18/26 (c)	265,000	272,354

		855,526

Software — 0.3%
CDK Global, Inc. 5.250% 5/15/29 (c)	50,000	51,813
The Dun & Bradstreet Corp. 6.875% 8/15/26 (c)	130,000	137,312
Fidelity National Information Services, Inc. 3.625% 10/15/20	415,000	421,130
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho 10.000% 11/30/24 (c)	155,000	168,369
Informatica LLC 7.125% 7/15/23 (c)	230,000	234,064
Sophia LP/Sophia Finance, Inc. 9.000% 9/30/23 (c)	145,000	149,531

		1,162,219

Telecommunications — 2.0%
AT&T, Inc. 5.250% 3/01/37	750,000	841,726
Bharti Airtel International Netherlands BV 5.125% 3/11/23 (c)	400,000	420,352
Bharti Airtel Ltd. 4.375% 6/10/25 (c)	500,000	504,863
C&W Senior Financing DAC 6.875% 9/15/27 (c)	1,000,000	1,032,600

	Principal Amount	Value
Colombia Telecomunicacio SA 8.500% 12/29/49 (e)	$200,000	$207,302
CommScope, Inc. 5.500% 3/01/24 (c)	140,000	143,675
6.000% 3/01/26 (c)	25,000	25,625
Comunicaciones Celulares SA Via Comcel Trust 6.875% 2/06/24	200,000	206,750
Corning, Inc. 4.375% 11/15/57	595,000	578,617
Digicel Group Two Ltd. 9.125% 4/01/24 (c)	502,138	105,449
Empresa Nacional de Telecomunicaciones SA 4.750% 8/01/26 (c)	500,000	528,005
Frontier Communications Corp. 8.000% 4/01/27 (c)	105,000	109,200
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc. 9.875% 5/01/24 (c)	145,000	149,169
GTT Communications, Inc. 7.875% 12/31/24 (c) (f)	190,000	155,325
Level 3 Financing, Inc. 5.375% 1/15/24	330,000	337,425
Millicom International Cellular SA 5.125% 1/15/28 (c) (f)	400,000	405,000
6.250% 3/25/29 (c)	200,000	214,500
6.625% 10/15/26 (c)	200,000	217,980
Sprint Capital Corp. 6.875% 11/15/28	130,000	133,614
Sprint Corp. 7.125% 6/15/24	165,000	174,950
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738% 9/20/29 (c)	565,000	586,187
Telesat Canada/Telesat LLC 8.875% 11/15/24 (c)	185,000	200,263
Telfon Celuar Del Paragu SA 5.875% 4/15/27 (c)	200,000	208,500
Verizon Communications, Inc. 4.272% 1/15/36	270,000	292,438
4.400% 11/01/34	485,000	537,681

		8,317,196

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. 3.500% 9/15/27	510,000	517,557

Transportation — 0.6%
CSX Corp. 3.800% 11/01/46	600,000	607,433
Empresa de Transporte de Pasajeros Metro SA 5.000% 1/25/47 (c)	750,000	827,632

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FedEx Corp. 4.750% 11/15/45	$545,000	$570,659
Fideicomiso PA Pacifico Tres 8.250% 1/15/35 (c)	200,000	218,500
JSL Europe SA 7.750% 7/26/24 (c)	400,000	411,500

		2,635,724

Trucking & Leasing — 0.3%
Avolon Holdings Funding Ltd. 3.950% 7/01/24 (c)	410,000	420,078
5.125% 10/01/23 (c)	150,000	158,775
5.250% 5/15/24 (c)	185,000	197,652
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200% 4/01/27 (c)	275,000	285,851

		1,062,356

TOTAL CORPORATE DEBT (Cost $119,042,774)		123,647,672

MUNICIPAL OBLIGATIONS — 0.1%
Missouri Highway & Transportation Commission 5.063% 5/01/24	135,000	151,659
State of California BAB 7.550% 4/01/39	190,000	300,793

		452,452

TOTAL MUNICIPAL OBLIGATIONS (Cost $428,519)		452,452

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.7%
Automobile ABS — 0.1%
GLS Auto Receivables Trust, Series 2018-2A, Class B 3.710% 3/15/23 (c)	500,000	505,815

Commercial MBS — 7.3%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class B 4.096% 5/15/52	335,000	357,744
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, 1.199% VRN 1/10/48 (d)	5,690,490	322,456
CHT Mortgage Trust Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.000% 5.394% FRN 11/15/36 (c)	378,000	378,954
Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.741% 6.136% FRN 11/15/36 (c)	754,000	756,346

	Principal Amount	Value
Citigroup Commercial Mortgage Trust Series 2015-GC35, Class XA, 1.013% VRN 11/10/48 (d)	$5,240,192	$194,146
Series 2016-GC36, Class D, 2.850% 2/10/49 (c)	375,000	320,531
Series 2016-P4, Class A4, 2.902% 7/10/49	547,000	557,170
Series 2016-P6, Class A5, 3.720% VRN 12/10/49 (d)	435,000	466,739
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (d)	340,000	358,708
Series 2015-GC31, Class C, 4.193% VRN 6/10/48 (d)	700,000	709,162
Series 2015-GC35, Class C, 4.648% VRN 11/10/48 (d)	413,000	428,163
COMM Mortgage Trust Series 2016-GCT, Class E, 3.577% VRN 8/10/29 (c) (d)	210,000	209,159
Series 2015-CR22, Class D, 4.255% VRN 3/10/48 (c) (d)	404,000	392,386
Series 2012-CR4, Class D, 4.720% VRN 10/15/45 (c) (d)	738,000	300,484
Series 2015-LC23, Class C, 4.800% VRN 10/10/48 (d)	470,000	503,646
Commercial Mortgage Trust, Series 2016-CR28, Class C, 4.801% VRN 2/10/49 (d)	465,000	500,872
CSAIL Commercial Mortgage Trust Series 2015-C1, Class XA, 1.039% VRN 4/15/50 (d)	8,981,648	337,524
Series 2019-C16, Class AS, 3.612% 6/15/52	334,000	344,813
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	344,802
Series 2015-C4, Class C, 4.734% VRN 11/15/48 (d)	427,000	451,711
Series 2018-C14, Class C, 5.056% VRN 11/15/51 (d)	405,000	432,706
CSMC Trust Series 2017-LSTK, Class C, 3.229% 4/05/33 (c)	257,000	257,434
Series 2017-LSTK, Class D, 3.442% VRN 4/05/33 (c) (d)	306,000	305,513
DBGS Mortgage Trust Series 2018-5BP, Class D, 1 mo. USD LIBOR + 1.350% 3.744% FRN 6/15/33 (c)	550,000	548,803
Series 2018-5BP, Class F, 1 mo. USD LIBOR + 2.450% 4.844% FRN 6/15/33 (c)	550,000	548,885
Great Wolf Trust Series 2017-WOLF, Class D, 1 mo. USD LIBOR + 2.100% 4.494% FRN 9/15/34 (c)	286,000	286,097

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-WOLF, Class E, 1 mo. USD LIBOR + 3.100% 5.494% FRN 9/15/34 (c)	$443,000	$443,282
Series 2017-WOLF, Class F, 1 mo. USD LIBOR + 4.070% 6.464% FRN 9/15/34 (c)	236,000	236,295
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.657% VRN 2/10/46 (d)	4,870,517	222,404
GS Mortgage Securities Trust Series 2015-GS1, Class XA, 0.943% VRN 11/10/48 (d)	8,006,594	343,089
Series 2017-GS6, Class B, 3.869% 5/10/50	510,000	532,874
Series 2014-GC26, Class D, 4.671% VRN 11/10/47 (c) (d)	1,258,000	1,107,509
HPLY Trust, Series 2019-HIT, Class F, 1 mo. LIBOR + 3.150% 5.544% FRN 11/15/36 (c)	503,000	505,195
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class XA, 1.252% VRN 1/15/49 (d)	5,246,793	221,063
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	176,563
Series 2016-JP2, Class C, 3.943% VRN 8/15/49 (d)	134,000	136,256
Series 2007-LDPX, Class AM, 5.464% VRN 1/15/49 (d)	40,909	40,970
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XA, 0.676% VRN 7/15/48 (d)	9,889,619	268,738
Series 2015-C29, Class XA, 0.909% VRN 5/15/48 (d)	10,777,472	288,473
Series 2014-C25, Class XA, 1.079% VRN 11/15/47 (d)	5,019,494	168,955
Series 2015-C28, Class XA, 1.254% VRN 10/15/48 (d)	8,367,632	324,183
Series 2015-C27, Class D, 3.983% VRN 2/15/48 (c) (d)	704,000	679,691
Series 2015-C29, Class C, 4.293% VRN 5/15/48 (d)	325,000	334,098
Series 2015-C33, Class C, 4.771% VRN 12/15/48 (d)	527,000	555,700
Series 2015-C32, Class C, 4.816% VRN 11/15/48 (d)	87,000	91,683
Series 2016-C1, Class C, 4.896% VRN 3/15/49 (d)	466,000	495,404
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class D, 3.237% VRN 12/15/47 (c) (d)	504,000	456,095

	Principal Amount	Value
Series 2016-C32, Class A4, 3.720% 12/15/49	$454,000	$486,005
Series 2014-C19, Class C, 4.000% 12/15/47	650,000	655,606
Series 2015-C23, Class C, 4.269% VRN 7/15/50 (d)	650,000	671,526
Series 2015-C27, Class C, 4.679% VRN 12/15/47 (d)	351,000	359,066
Series 2016-C29, Class C, 4.908% VRN 5/15/49 (d)	475,000	505,078
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, 1.055% VRN 12/15/48 (d)	6,375,229	298,282
MSCG Trust Series 2016-SNR, Class C, 5.205% 11/15/34 (c)	458,150	463,788
Series 2018-SELF, Class F, 1 mo. USD LIBOR + 3.050% 5.444% FRN 10/15/37 (c)	733,000	733,934
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 4.640% FRN 6/15/35 (c) (d)	368,000	364,665
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, 2.152% VRN 10/10/48 (d)	3,885,350	373,425
UBS Commercial Mortgage Trust Series 2017-C6, Class B, 4.154% VRN 12/15/50 (d)	340,000	361,732
Series 2019-C16, Class B, 4.320% 4/15/52	489,000	524,797
Series 2017-C6, Class C, 4.600% VRN 12/15/50 (d)	580,000	610,404
Series 2017-C7, Class C, 4.739% VRN 12/15/50 (d)	510,000	537,750
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA, 0.875% VRN 7/15/58 (d)	12,527,412	369,904
Series 2015-P2, Class XA, 1.137% VRN 12/15/48 (d)	5,396,647	243,417
Series 2015-C31, Class XA, 1.182% VRN 11/15/48 (d)	6,456,258	341,799
Series 2019-C51, Class AS, 3.584% 6/15/52 (g)	500,000	515,136
Series 2015-NXS4, Class D, 3.751% VRN 12/15/48 (d)	510,000	500,360
Series 2015-P2, Class A4, 3.809% 12/15/48	392,000	420,086
Series 2019-C51, Class B, 3.836% 6/15/52 (g)	500,000	515,132
Series 2014-LC16, Class D, 3.938% 8/15/50 (c)	560,000	461,404
Series 2019-C50, Class B, 4.192% 5/15/52	409,000	437,078

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-C50, Class C, 4.345% 5/15/52	$409,000	$430,909
Series 2015-LC22, Class C, 4.695% VRN 9/15/58 (d)	390,000	406,370
Series 2015-NXS4, Class C, 4.751% VRN 12/15/48 (d)	421,000	450,475
Series 2015-C31, Class C, 4.762% VRN 11/15/48 (d)	468,000	485,057
Series 2018-C46, Class C, 5.145% VRN 8/15/51 (d)	270,000	291,495

		31,058,154

Home Equity ABS — 0.7%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	4,239,076	3,108,805

Other ABS — 8.5%
AASET US Ltd., Series 2018-1A, Class A 3.844% 1/16/38 (c)	865,392	868,313
ALM VII R Ltd., Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.040% 6.637% FRN 10/15/28 (c)	1,000,000	1,000,091
ANCHORAGE CAPITAL CLO 13 LLC, Series 2019-13A, Class B, FRN 4/15/32 (c) (d)	500,000	499,906
Anchorage Capital CLO Ltd., Series 2014-5RA, Class A, 3.587% FRN 1/15/30 (c) (d)	1,000,000	994,725
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682% STEP 12/16/41 (c)	848,958	889,477
BlueMountain CLO Ltd. Series 2015-3A, Class CR, 5.192% FRN 4/20/31 (c) (d)	1,000,000	946,963
Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150% 6.742% FRN 1/20/29 (c)	1,000,000	1,002,826
CAL Funding III Ltd., Series 2018-1A, Class A 3.960% 2/25/43 (c)	433,333	444,306
CLI Funding V LLC, Series 2014-2A, Class A 3.380% 10/18/29 (c)	345,502	349,743
CLI Funding VI LLC, Series 2019-1A, Class A 3.710% 5/18/44 (c)	495,187	501,558
Dryden 40 Senior Loan Fund, Series 2015-40A, Class DR, 5.618% FRN 8/15/31 (c) (d)	500,000	489,671

	Principal Amount	Value
Gilbert Park CLO Ltd. Series 2017-1A, Class D, 5.547% 10/15/30 (c)	$500,000	$488,512
Series 2017-1A, Class E, 8.997% 10/15/30 (c)	1,000,000	983,384
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (c)	360,917	362,368
Global SC Finance IV Ltd., Series 2018-1A, Class A 4.290% 5/17/38 (c)	528,660	550,012
Grippen Park CLO Ltd., Series 2017-1A, Class D 6.061% 1/20/30 (c)	1,000,000	989,999
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (c)	225,315	236,303
Hero Funding Trust, Series 2016-4A, Class A2 4.290% 9/20/47 (c)	298,056	314,933
Highbridge Loan Management Ltd., Series 13A-18, Class D 5.436% 10/15/30 (c)	500,000	483,112
Invitation Homes Trust Series 2018-SFR1, Class C, 3.644% FRN 3/17/37 (c) (d)	1,145,000	1,138,918
Series 2018-SFR1, Class D, 3.844% FRN 3/17/37 (c) (d)	750,000	746,039
JOL Air Ltd., Series 2019-1, Class A 3.967% 4/15/44 (c)	492,000	500,178
LCM XVIII LP, Series 19A, Class D, 3 mo. USD LIBOR + 3.450% 6.047% FRN 7/15/27 (c)	1,000,000	1,000,464
Madison Park Funding XIV Ltd., Series 2014-14A, Class DRR, 5.542% FRN 10/22/30 (c) (d)	500,000	487,638
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 3 mo. USD LIBOR + 5.440% 8.022% FRN 1/27/26 (c)	1,000,000	998,585
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + ..150% 2.554% FRN 8/25/37	2,321,502	2,221,115
Mosaic Solar Loans LLC Series 2018-2GS, Class A, 4.200% 2/22/44 (c)	825,614	848,802
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	512,767	533,170
Newark BSL CLO 1 Ltd. 6.582% 12/21/29	1,000,000	1,000,974

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Newark BSL CLO 2 Ltd. 6.230% 7/25/30 (c)	$500,000	$499,974
Oak Hill Credit Partners Ltd., Series 2018-1A, Class D, 5.642% FRN 10/20/30 (c) (d)	500,000	489,766
Octagon Investment Partners Ltd. Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.500% 6.092% FRN 3/17/30 (c)	1,000,000	999,987
Series 2017-1A, Class D, 3 mo. USD LIBOR + 6.200% 8.792% FRN 3/17/30 (c)	500,000	491,703
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class CR 6.787% 7/15/29 (c)	1,000,000	1,000,077
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class ERR, 8.042% FRN 1/22/30 (c) (d)	1,000,000	916,106
Sprite Ltd., Series 2017-1, Class A 4.250% 12/15/37 (c)	358,282	367,331
START Ireland, Series 2019-1, Class A 4.089% 3/15/44 (c)	491,071	494,358
Symphony CLO XVI Ltd., Series 2015-16A, Class DR, 5.647% FRN 10/15/31 (c) (d)	500,000	490,013
TAL Advantage V LLC Series 2013-1A, Class A, 2.830% 2/22/38 (c)	183,333	182,693
Series 2014-1A, Class A, 3.510% 2/22/39 (c)	321,067	325,591
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A 3.960% 4/20/44 (c)	493,333	507,559
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 3.400% 5.992% FRN 10/20/26 (c)	1,000,000	1,000,259
THL Credit Wind River CLO Ltd. Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.750% 6.351% FRN 4/18/29 (c)	1,000,000	1,000,989
Series 2012-1A, Class DR, 3 mo. USD LIBOR + 4.100% 6.697% FRN 1/15/26 (c)	1,000,000	998,028
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class A, 4.212% STEP 5/17/32 (c)	1,038,156	1,067,129
Thunderbolt II Aircraft Lease Ltd., Series 2018-A, Class A, 4.147% STEP 9/15/38 (c)	473,214	483,126
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (c)	316,558	316,352

	Principal Amount	Value
Triton Container Finance V LLC, Series 2018-1A, Class A 3.950% 3/20/43 (c)	$437,500	$452,141
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 ) 4.072% 2/16/43 (c)	740,000	760,482
Westcott Park CLO Ltd., Series 2016-1A, Class DR, 5.724% FRN 7/20/28 (c) (d)	500,000	500,022
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (c)	869,556	907,812

		36,123,583

Student Loans ABS — 0.3%
College Ave Student Loans LLC, Series 2018-A, Class A1, 3.604% FRN 12/26/47 (c) (d)	466,512	465,075
SoFi Professional Loan Program LLC Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	350,000	364,594
Series 2018-B, Class BFX, 3.830% 8/25/47 (c)	500,000	525,656

		1,355,325

WL Collateral CMO — 7.3%
CIM Trust, Series 2017-6, Class A1, 3.015% VRN 6/25/57 (c) (d)	2,210,324	2,206,458
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, 4.480% VRN 4/25/37 (d)	2,030,219	1,945,429
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	2,657,348	2,612,188
Countrywide Alternative Loan Trust Series 2006-13T1, Class A11, 6.000% 5/25/36	2,352,095	1,816,103
Series 2006-36T2, Class 2A1, 6.250% 12/25/36	3,947,127	2,696,166
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-HYB2, Class 3A1, 3.963% VRN 2/25/47 (d)	1,620,992	1,451,617
Series 2007-14, Class A6, 6.000% 9/25/37	1,755,923	1,478,641
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .170% 2.560% FRN 12/19/36	1,277,794	1,212,261
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.844% VRN 5/25/37 (d)	2,777,065	2,617,525
Lehman XS Trust, Series 2007-12N, Class 1A3A, 1 mo. LIBOR + .200% 2.604% FRN 7/25/47	3,411,655	3,196,413

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 3.682% VRN 7/25/35 (d)	$526,061	$476,962
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 4.468% VRN 2/25/36 (d)	2,825,900	2,568,638
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, 6.500% VRN 10/26/37 (c) (d)	1,109,736	894,650
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600% 6.000% FRN 4/25/37	460,035	440,833
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class HV, 3.000% VRN 11/25/57 (d)	2,901,024	2,928,849
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, 4.205% VRN 10/25/37 (d)	1,225,114	1,145,861
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, 6.350% STEP 5/25/36	1,245,031	1,027,233

		30,715,827

WL Collateral PAC — 0.5%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	2,132,452	1,855,282

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $106,189,363)		104,722,791

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Argentine Republic Government International Bond 5.875% 1/11/28	200,000	152,000
6.625% 7/06/28	150,000	115,727
6.875% 1/26/27	550,000	440,830
Colombia Government International Bond 5.200% 5/15/49	200,000	226,752
Mexico Government International Bond 3.750% 1/11/28	535,000	545,031
4.150% 3/28/27	343,000	359,533
Perusahaan Penerbit SBSN Indonesia III
3.750% 3/01/23 (c)	400,000	411,320
4.150% 3/29/27 (c)	200,000	209,394
4.150% 3/29/27 (c)	400,000	418,788

	Principal Amount	Value
Provincia de Buenos Aires 7.875% 6/15/27 (c)	$700,000	$519,757

		3,399,132

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,609,724)		3,399,132

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 15.5%
Collateralized Mortgage Obligations — 9.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K722, Class X1, 1.438% VRN 3/25/23 (d)	6,379,991	249,157
Series K053, Class A2, 2.995% 12/25/25	463,000	482,492
Series K050, Class A2, 3.334% VRN 8/25/25 (d)	350,000	370,851
Federal Home Loan Mortgage Corp. REMICS Series 4093, Class PA, 3.000% 8/15/42	4,612,771	4,696,536
Series 4481, Class B, 3.000% 12/15/42	6,204,737	6,385,067
Series 4483, Class CA, 3.000% 6/15/44	5,675,441	5,841,740
Series 4750, Class PA, 3.000% 7/15/46	2,687,960	2,725,952
Federal Home Loan Mortgage Corp. STRIPS Series 355, Class 300, 3.000% 8/15/47	3,224,467	3,280,838
Series 358, Class 300, 3.000% 10/15/47	2,801,931	2,850,645
Federal National Mortgage Association ACES Series 2016-M3, Class A2 2.702% 2/25/26	465,000	473,688
Federal National Mortgage Association REMICS Series 2018-21, Class PO, 0.010% 4/25/48	3,663,069	3,034,782
Series 2015-9, Class HA, 3.000% 1/25/45	788,447	810,030
Government National Mortgage Association Series 2015-74, Class LZ, 3.500% 5/20/45	3,303,599	3,462,536
Series 2015-92, Class CZ, 3.500% 6/20/45	5,256,525	5,503,652

		40,167,966

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 6.0%
Federal Home Loan Mortgage Corp. Pool #G08520 2.500% 1/01/43	$1,212,883	$1,211,354
Pool #G08658 3.000% 8/01/45	3,476,036	3,530,844
Pool #G08632 3.500% 3/01/45	2,584,367	2,671,682
Pool #G61645 4.000% 10/01/48	2,721,065	2,829,818
Federal National Mortgage Association Pool #AL9238 3.000% 10/01/41	3,805,257	3,871,217
Pool #MA2248 3.000% 4/01/45	2,420,870	2,428,034
Pool #AS7661 3.000% 8/01/46	1,600,251	1,603,486
Pool #MA2711 3.000% 8/01/46	5,432,872	5,443,854
Pool #AX2501 4.000% 10/01/44	2,021,867	2,109,395

		25,699,684

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $64,204,316)		65,867,650

U.S. TREASURY OBLIGATIONS — 21.2%
U.S. Treasury Bonds & Notes — 21.2%
U.S. Treasury Bond 2.750% 11/15/42	390,000	408,757
2.750% 11/15/47	1,060,000	1,106,375
3.125% 2/15/43	3,350,000	3,735,878
3.625% 8/15/43	2,920,000	3,524,120
3.750% 11/15/43	2,640,000	3,250,252
U.S. Treasury Inflation Index 0.875% 1/15/29	2,589,517	2,725,625
1.000% 2/15/46	5,066,365	5,308,073
U.S. Treasury Note 1.375% 2/15/20	3,430,000	3,415,262
1.625% 5/31/23	4,160,000	4,143,620
1.875% 8/31/24	5,310,000	5,335,803
2.125% 9/30/24	5,320,000	5,409,858
2.250% 10/31/24	6,100,000	6,241,635
2.250% 8/15/27	6,520,000	6,677,295
2.250% 11/15/27	5,310,000	5,435,988
2.375% 5/15/27	5,190,000	5,365,406
2.500% 3/31/23	5,150,000	5,293,556
2.625% 2/28/23	4,320,000	4,456,485
2.625% 1/31/26	775,000	811,758
2.750% 4/30/23	5,050,000	5,239,414
2.750% 2/15/28	5,080,000	5,401,310
3.000% 9/30/25	6,060,000	6,473,784

		89,760,254

TOTAL U.S. TREASURY OBLIGATIONS (Cost $85,736,800)		89,760,254

TOTAL BONDS & NOTES (Cost $390,148,706)		398,825,261

	Number of Shares	Value
MUTUAL FUNDS — 0.7%
Diversified Financial Services — 0.7%
State Street Navigator Securities Lending Prime Portfolio (h)	2,865,220	$2,865,220

TOTAL MUTUAL FUNDS (Cost $2,865,220)		2,865,220

TOTAL LONG-TERM INVESTMENTS (Cost $393,013,926)		401,690,481

	Principal Amount
SHORT-TERM INVESTMENTS — 8.1%
Repurchase Agreement — 4.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (i)	$18,398,325	18,398,325

U.S. Treasury Bill — 3.8%
U.S. Treasury Bill 0.000% 7/30/19	380,000	379,344
0.000% 9/05/19	7,780,000	7,750,154
0.000% 11/07/19	8,160,000	8,099,693

		16,229,191

TOTAL SHORT-TERM INVESTMENTS (Cost $34,609,678)		34,627,516

TOTAL INVESTMENTS — 102.9% (Cost $427,623,604) (j)		436,317,997

Less Unfunded Loan Commitments (0.00)%		(9,811)

NET INVESTMENTS — 102.9% (Cost $427,613,793)		436,308,186

Other Assets/(Liabilities) — (2.9)%		(12,397,897)

NET ASSETS — 100.0%		$423,910,289

Abbreviation Legend

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
PO	Principal Only
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2019 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $113,153,118 or 26.69% of net assets.

(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.

(e)	Security is perpetual and has no stated maturity date.
(f)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $2,807,154 or 0.66% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Represents investment of security lending collateral. (Note 2).
(i)

Maturity value of $18,400,242. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% – 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $18,770,697.

(j)	See Note 6 for aggregate cost for federal tax purposes.

Currency Legend

USD	U.S. Dollar

Country weightings, as a percentage of net assets, is as follows:

United States	74.3%
Cayman Islands	6.2%
Mexico	1.7%
Canada	1.2%
United Kingdom	1.2%
Chile	1.0%
Netherlands	0.9%
Bermuda	0.8%
Luxembourg	0.8%
Singapore	0.7%
Argentina	0.7%
Australia	0.6%
Brazil	0.5%
Ireland	0.5%
Colombia	0.4%
India	0.3%
Japan	0.3%
Panama	0.3%
Malaysia	0.3%

France	0.3%
Spain	0.3%
British Virgin Islands	0.3%
Indonesia	0.2%
Philippines	0.2%
New Zealand	0.1%
Switzerland	0.1%
Thailand	0.1%
Mauritius	0.1%
Barbados	0.1%
Liberia	0.1%
Free Of Tax	0.1%
Austria	0.1%
Paraguay	0.0%
Israel	0.0%
Dominican Republic	0.0%
Peru	0.0%

Total Long-Term Investments	94.8%
Short-Term Investments and Other Assets and Liabilities	5.2%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 0.7%
Chemicals — 0.1%
Eastman Chemical Co.	300	$23,349

Iron & Steel — 0.6%
Reliance Steel & Aluminum Co.	2,100	198,702

		222,051

Communications — 12.4%
Internet — 7.6%
Alphabet, Inc. Class A (a)	990	1,071,972
Alphabet, Inc. Class C (a)	50	54,045
Amazon.com, Inc. (a)	447	846,453
Expedia Group, Inc.	3,070	408,402

		2,380,872

Media — 0.9%
The Walt Disney Co.	2,030	283,469

Telecommunications — 3.9%
AT&T, Inc.	20,600	690,306
Motorola Solutions, Inc.	780	130,050
Verizon Communications, Inc.	7,156	408,822

		1,229,178

		3,893,519

Consumer, Cyclical — 8.5%
Auto Manufacturers — 2.5%
PACCAR, Inc.	10,900	781,094

Auto Parts & Equipment — 0.8%
Magna International, Inc.	5,300	263,410

Distribution & Wholesale — 1.7%
Pool Corp.	1,260	240,660
Watsco, Inc.	1,850	302,531

		543,191

Home Builders — 1.6%
D.R. Horton, Inc.	6,700	288,971
Toll Brothers, Inc.	6,000	219,720

		508,691

Retail — 1.1%
Dollar General Corp.	970	131,105
Foot Locker, Inc.	5,100	213,792

		344,897

Textiles — 0.8%
Mohawk Industries, Inc. (a)	1,600	235,952

		2,677,235

Consumer, Non-cyclical — 15.5%
Biotechnology — 1.5%
Biogen, Inc. (a)	2,030	474,756

	Number of Shares	Value
Commercial Services — 7.8%
Euronet Worldwide, Inc. (a)	7,770	$1,307,225
ManpowerGroup, Inc.	4,900	473,340
Quanta Services, Inc.	5,400	206,226
Verisk Analytics, Inc.	3,240	474,530

		2,461,321

Foods — 0.6%
Sysco Corp.	2,800	198,016

Health Care – Services — 0.4%
Quest Diagnostics, Inc.	1,300	132,353

Pharmaceuticals — 5.2%
CVS Health Corp.	1,449	78,956
Horizon Therapeutics PLC (a)	16,700	401,802
Johnson & Johnson	7,930	1,104,491
Pfizer, Inc.	800	34,656

		1,619,905

		4,886,351

Energy — 4.9%
Oil & Gas — 4.9%
Delek US Holdings, Inc.	14,600	591,592
Exxon Mobil Corp.	300	22,989
Occidental Petroleum Corp.	2,700	135,756
Suncor Energy, Inc.	25,400	791,464

		1,541,801

Financial — 18.1%
Banks — 6.4%
Citigroup, Inc.	14,700	1,029,441
JP Morgan Chase & Co.	7,200	804,960
State Street Corp.	3,100	173,786

		2,008,187

Diversified Financial Services — 7.9%
Mastercard, Inc. Class A	5,800	1,534,274
Visa, Inc. Class A	5,460	947,583

		2,481,857

Insurance — 3.4%
Aflac, Inc.	3,600	197,316
Berkshire Hathaway, Inc. Class B (a)	3,800	810,046
Torchmark Corp.	700	62,622

		1,069,984

Real Estate Investment Trusts (REITS) — 0.4%
EPR Properties	1,900	141,721

		5,701,749

Industrial — 9.4%
Aerospace & Defense — 2.1%
Lockheed Martin Corp.	1,830	665,278

Electronics — 1.1%
Allegion PLC	3,100	342,705

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.7%
Waste Management, Inc.	1,920	$221,510

Machinery – Diversified — 1.1%
AGCO Corp.	4,400	341,308

Miscellaneous – Manufacturing — 2.9%
AptarGroup, Inc.	2,860	355,613
Illinois Tool Works, Inc.	3,730	562,521

		918,134

Transportation — 1.2%
Norfolk Southern Corp.	1,800	358,794

Trucking & Leasing — 0.3%
AerCap Holdings NV (a)	2,000	104,020

		2,951,749

Technology — 27.8%
Computers — 5.1%
Cognizant Technology Solutions Corp. Class A	6,300	399,357
DXC Technology Co.	11,500	634,225
International Business Machines Corp.	2,490	343,371
Seagate Technology PLC	5,100	240,312

		1,617,265

Semiconductors — 0.5%
ASML Holding NV	810	168,423

Software — 22.2%
Cadence Design Systems, Inc. (a)	14,600	1,033,826
Fair Isaac Corp. (a)	940	295,179
Intuit, Inc.	1,360	355,409
Microsoft Corp.	16,470	2,206,321
Paychex, Inc.	15,200	1,250,808
Veeva Systems, Inc. Class A (a)	4,490	727,874
Workday, Inc. Class A (a)	5,440	1,118,355

		6,987,772

		8,773,460

Utilities — 0.6%
Gas — 0.6%
Atmos Energy Corp.	1,800	190,008

TOTAL COMMON STOCK (Cost $27,197,273)		30,837,923

TOTAL EQUITIES (Cost $27,197,273)		30,837,923

TOTAL LONG-TERM INVESTMENTS (Cost $27,197,273)		30,837,923

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (b)	$619,953	$619,953

TOTAL SHORT-TERM INVESTMENTS (Cost $619,953)		619,953

TOTAL INVESTMENTS — 99.9% (Cost $27,817,226) (c)		31,457,876

Other Assets/(Liabilities) — 0.1%		41,777

NET ASSETS — 100.0%		$31,499,653

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $620,018. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $636,577.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.9%

COMMON STOCK — 0.8%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Inc. (Escrow Shares) (a) (b) (c)	2,157,000	$—

Energy — 0.8%
Oil & Gas — 0.8%
Fieldwood Energy LLC Common Equity (b)	13,011	390,330
Fieldwood Energy LLC Restricted Common Equity (b)	3,193	95,790
Jupiter Resources, Inc. (b)	191,606	502,966

		989,086

TOTAL COMMON STOCK (Cost $3,475,087)		989,086

PREFERRED STOCK — 0.1%
Consumer, Non-cyclical — 0.1%
Agriculture — 0.1%
Pinnacle Agriculture Holdings LLC (b)	1,144,535	103,008

TOTAL PREFERRED STOCK (Cost $733,962)		103,008

TOTAL EQUITIES (Cost $4,209,049)		1,092,094

	Principal Amount
BONDS & NOTES — 93.6%

BANK LOANS — 6.8%
Aerospace & Defense — 1.0%
TransDigm, Inc., 2018 Term Loan F, 1 mo. LIBOR + 2.500 4.830% VRN 6/09/23	$613,892	602,191
Veritas Bermuda Ltd., USD Repriced Term Loan B, 1 mo. LIBOR + 4.500 6.866% VRN 1/27/23	746,183	677,631

		1,279,822

Electronics — 0.7%
Vertafore, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 5.652% VRN 7/02/25	945,250	907,043

Health Care – Services — 0.5%
Banff Merger Sub, Inc., 2018 USD Term Loan B, 3 mo. LIBOR + 4.250% 6.580% VRN 10/02/25	679,680	642,508

	Principal Amount	Value
Oil & Gas — 0.8%
Fieldwood Energy LLC Exit 1st Lien Term Loan, 1 mo. LIBOR + 5.250% 7.652% VRN 4/11/22	$674,554	$623,328
Exit 2nd Lien Term Loan, 1 mo. LIBOR + 7.250% 9.652% VRN 4/11/23	387,384	321,529

		944,857

Packaging & Containers — 2.1%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 5.854% VRN 4/03/24	1,345,046	1,297,405
Consolidated Energy Finance, SA, Term Loan B, 1 mo. LIBOR + 2.500% 4.901% VRN 5/07/25	894,782	870,176
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 mo. LIBOR + 2.750% 5.152% VRN 2/05/23	532,227	527,809

		2,695,390

Retail — 0.7%
Michaels Stores, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.500% 4.902% VRN 1/30/23	944,094	912,826

Telecommunications — 1.0%
CenturyLink, Inc., 2017 Term Loan B, 1 mo. LIBOR + 2.750% 5.152% VRN 1/31/25	1,336,682	1,304,013

TOTAL BANK LOANS (Cost $8,618,954)		8,686,459

CORPORATE DEBT — 86.8%
Aerospace & Defense — 2.3%
TransDigm UK Holdings PLC 6.875% 5/15/26	393,000	397,667
TransDigm, Inc. 6.375% 6/15/26	733,000	738,498
Triumph Group, Inc. 4.875% 4/01/21	422,000	415,670
5.250% 6/01/22 (d)	305,000	298,900
7.750% 8/15/25 (d)	1,071,000	1,036,192

		2,886,927

Agriculture — 0.8%
JBS Investments II GmbH 7.000% 1/15/26 (e)	390,000	422,370
Pinnacle Operating Corp. 9.000% 5/15/23 (e)	1,667,522	550,282

		972,652

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Airlines — 1.1%
American Airlines Group, Inc. 5.500% 10/01/19 (e)	$891,000	$895,010
5.000% 6/01/22 (e)	547,000	563,574

		1,458,584

Auto Manufacturers — 0.6%
Allison Transmission, Inc. 4.750% 10/01/27 (e)	589,000	584,583
5.875% 6/01/29 (e)	172,000	181,030

		765,613

Building Materials — 1.8%
James Hardie International Finance DAC 4.750% 1/15/25 (e)	126,000	128,520
5.000% 1/15/28 (e)	485,000	482,575
PGT Escrow Issuer, Inc. 6.750% 8/01/26 (e)	368,000	388,700
Standard Industries, Inc. 4.750% 1/15/28 (e)	1,345,000	1,334,912

		2,334,707

Chemicals — 1.8%
Consolidated Energy Finance SA 6.875% 6/15/25 (e)	655,000	670,825
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA 8.375% 12/01/22 (e)	1,225,000	1,274,000
Starfruit Finco BV/Starfruit US Holdco LLC 8.000% 10/01/26 (d) (e)	389,000	399,697

		2,344,522

Coal — 2.8%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% 5/01/25 (e)	620,000	651,000
Peabody Energy Corp. 6.000% 3/31/22 (e)	1,383,000	1,415,846
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (e)	1,013,000	988,941
Warrior Met Coal, Inc. 8.000% 11/01/24 (e)	534,000	556,695

		3,612,482

Commercial Services — 1.2%
Nielsen Finance LLC/Nielsen Finance Co. 5.000% 4/15/22 (e)	625,000	623,437
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.250% 5/15/23 (e)	534,000	560,807
Service Corp. International 5.125% 6/01/29	360,000	378,900

		1,563,144

	Principal Amount	Value
Diversified Financial Services — 2.4%
Ally Financial, Inc. 3.875% 5/21/24	$415,000	$424,856
LPL Holdings, Inc. 5.750% 9/15/25 (e)	1,134,000	1,160,933
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.750% 6/15/22 (e)	1,477,000	1,530,423

		3,116,212

Electric — 2.2%
NRG Energy, Inc. 5.250% 6/15/29 (e)	374,000	399,245
6.625% 1/15/27	702,000	762,547
Vistra Operations Co. LLC 3.550% 7/15/24 (e)	470,000	472,765
4.300% 7/15/29 (e)	568,000	575,816
5.000% 7/31/27 (e)	550,000	569,938

		2,780,311

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc. 7.750% 1/15/27 (d) (e)	387,000	418,862

Entertainment — 0.1%
Cedar Fair LP 5.250% 7/15/29 (e)	142,000	144,884

Environmental Controls — 0.1%
Clean Harbors, Inc. 4.875% 7/15/27 (e) (f)	136,000	138,224

Foods — 4.8%
Albertsons Cos. LLC/Safeway, Inc./ New Albertsons LP/Albertson’s LLC 7.500% 3/15/26 (e)	362,000	386,435
JBS USA LUX SA/JBS USA Finance, Inc. 5.875% 7/15/24 (e)	646,000	664,572
6.500% 4/15/29 (e)	1,094,000	1,188,357
6.750% 2/15/28 (e)	824,000	895,070
KeHE Distributors LLC/KeHE Finance Corp. 7.625% 8/15/21 (e)	650,000	645,125
Pilgrim’s Pride Corp. 5.750% 3/15/25 (e)	247,000	250,705
5.875% 9/30/27 (e)	398,000	412,427
Post Holdings, Inc. 5.500% 3/01/25 (e)	309,000	319,043
5.625% 1/15/28 (e)	468,000	480,870
5.750% 3/01/27 (e)	382,000	394,415
Simmons Foods, Inc. 7.750% 1/15/24 (e)	189,000	203,648
Smithfield Foods, Inc. 5.200% 4/01/29 (e)	264,000	287,804

		6,128,471

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hand & Machine Tools — 1.1%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (d) (e)	$1,138,000	$1,015,665
Colfax Corp. 6.000% 2/15/24 (e)	168,000	177,660
6.375% 2/15/26 (e)	178,000	190,905

		1,384,230

Health Care – Products — 3.2%
Avanos Medical, Inc. 6.250% 10/15/22	1,300,000	1,321,125
Avantor, Inc. 6.000% 10/01/24 (e)	71,000	75,544
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (e)	2,784,000	2,658,720

		4,055,389

Health Care – Services — 3.6%
Catalent Pharma Solutions, Inc. 5.000% 7/15/27 (e)	176,000	179,080
Envision Healthcare Corp. 8.750% 10/15/26 (d) (e)	1,330,000	927,675
HCA, Inc. 5.875% 2/15/26	1,138,000	1,257,490
RegionalCare Hospital Partners Holdings, Inc. 8.250% 5/01/23 (e)	972,000	1,034,572
Tenet Healthcare Corp. 4.625% 7/15/24	400,000	405,000
6.250% 2/01/27 (e)	402,000	416,070
8.125% 4/01/22	340,000	356,575

		4,576,462

Home Builders — 1.2%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (e)	491,000	495,910
Mattamy Group Corp. 6.500% 10/01/25 (e)	764,000	805,065
6.875% 12/15/23 (e)	194,000	202,002

		1,502,977

Housewares — 0.3%
Newell Brands, Inc. 4.200% 4/01/26	372,000	369,705

Insurance — 2.2%
Acrisure LLC/Acrisure Finance, Inc. 7.000% 11/15/25 (e)	791,000	713,877
8.125% 2/15/24 (e)	284,000	293,230
CNO Financial Group, Inc. 5.250% 5/30/29	866,000	937,445
USIS Merger Sub, Inc. 6.875% 5/01/25 (e)	724,000	716,760

	Principal Amount	Value
York Risk Services Holding Corp. 8.500% 10/01/22 (d) (e)	$157,000	$129,133

		2,790,445

Internet — 1.2%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.250% 12/01/27 (e)	339,000	350,865
Netflix, Inc. 5.375% 11/15/29 (e)	523,000	555,525
5.875% 11/15/28	595,000	658,737

		1,565,127

Iron & Steel — 1.0%
Allegheny Technologies, Inc. 5.950% 1/15/21	1,192,000	1,224,780

Leisure Time — 2.1%
Brunswick Corp. 7.375% 9/01/23	285,000	315,192
7.125% 8/01/27	919,000	1,054,017
Carlson Travel, Inc. 6.750% 12/15/23 (e)	296,000	299,700
9.500% 12/15/24 (e)	988,000	985,530

		2,654,439

Lodging — 1.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (e)	492,000	493,845
5.500% 3/01/25 (e)	740,000	764,272

		1,258,117

Machinery – Diversified — 1.0%
Wabtec Corp. 3.450% 11/15/26	1,273,000	1,243,931

Manufacturing — 0.5%
Amsted Industries, Inc. 5.625% 7/01/27 (e)	617,000	643,223

Media — 9.7%
Altice Financing SA 6.625% 2/15/23 (e)	600,000	615,000
Altice Finco SA 8.125% 1/15/24 (d) (e)	627,000	645,810
CCO Holdings LLC/CCO Holdings Capital Corp. 5.375% 6/01/29 (e)	1,500,000	1,548,750
5.750% 2/15/26 (e)	550,000	576,812
5.875% 5/01/27 (e)	822,000	867,210
Clear Channel Worldwide Holdings, Inc. 9.250% 2/15/24 (e)	250,000	271,250
CSC Holdings LLC 7.500% 4/01/28 (e)	565,000	620,257
DISH DBS Corp. 7.750% 7/01/26	681,000	660,570

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GCI LLC 6.875% 4/15/25	$1,550,000	$1,615,875
GCI LLC 6.625% 6/15/24 (e)	250,000	261,950
Midcontinent Communications/Midcontinent Finance Corp. 6.875% 8/15/23 (e)	864,000	896,400
Neptune Finco Corp. 6.625% 10/15/25 (e)	50,000	53,500
Nexstar Escrow, Inc. 5.625% 7/15/27 (e) (f)	255,000	261,056
Sirius XM Radio, Inc. 4.625% 7/15/24 (e) (f)	671,000	686,621
5.375% 4/15/25 (e)	522,000	538,313
5.375% 7/15/26 (e)	167,000	173,054
5.500% 7/01/29 (e)	981,000	1,005,721
Virgin Media Secured Finance PLC 5.500% 5/15/29 (e)	489,000	496,188
Ziggo BV 5.500% 1/15/27 (e)	489,000	497,416

		12,291,753

Mining — 5.0%
Compass Minerals International, Inc. 4.875% 7/15/24 (e)	294,000	280,403
First Quantum Minerals Ltd. 7.250% 4/01/23 (e)	659,000	641,701
7.500% 4/01/25 (e)	1,052,000	1,002,030
Hecla Mining Co. 6.875% 5/01/21	1,271,000	1,213,167
Kinross Gold Corp. 4.500% 7/15/27	640,000	646,400
5.950% 3/15/24	441,000	481,872
6.875% 9/01/41	476,000	538,475
New Gold, Inc. 6.250% 11/15/22 (e)	998,000	930,635
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (e)	884,000	609,960

		6,344,643

Oil & Gas — 6.4%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22 (d)	362,000	350,235
7.750% 4/15/23	204,000	195,330
Citgo Holding, Inc. 10.750% 2/15/20 (e)	1,677,000	1,735,695
Jonah Energy LLC/Jonah Energy Finance Corp. 7.250% 10/15/25 (e)	985,000	470,337
Laredo Petroleum, Inc. 5.625% 1/15/22 (d)	788,000	730,870

	Principal Amount	Value
Neptune Energy Bondco PLC 6.625% 5/15/25 (e)	$594,000	$602,910
Oasis Petroleum, Inc. 6.875% 1/15/23	332,000	332,000
Parkland Fuel Corp. 5.875% 7/15/27 (e) (f)	247,000	250,940
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	47,000	48,763
SM Energy Co. 6.625% 1/15/27 (d)	188,000	173,900
6.750% 9/15/26 (d)	690,000	646,875
Transocean Guardian Ltd. 5.875% 1/15/24 (e)	254,205	258,336
Transocean, Inc. 6.800% 3/15/38 (d)	483,000	362,250
9.350% STEP 12/15/41	150,000	135,750
Tullow Oil PLC 6.250% 4/15/22 (e)	1,364,000	1,374,230
Whiting Petroleum Corp. 6.625% 1/15/26 (d)	483,000	465,793

		8,134,214

Oil & Gas Services — 0.8%
Welltec A/S 9.500% 12/01/22 (e)	1,000,000	955,000

Packaging & Containers — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.250% 5/15/24 (e)	200,000	210,750
BWAY Holding Co. 7.250% 4/15/25 (e)	781,000	753,665

		964,415

Pharmaceuticals — 2.9%
Bausch Health Americas, Inc. 9.250% 4/01/26 (e)	600,000	671,280
Bausch Health Americas, Inc. 8.500% 1/31/27 (e)	250,000	274,880
Bausch Health Cos., Inc. 5.500% 3/01/23 (e)	187,000	188,496
5.875% 5/15/23 (e)	80,000	80,930
6.125% 4/15/25 (e)	75,000	76,592
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.000% STEP 2/01/25 (e)	981,000	657,270
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6.000% 7/15/23 (e)	196,000	141,120
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.500% 4/15/25 (d) (e)	398,000	266,660
5.625% 10/15/23 (d) (e)	202,000	152,510
5.750% 8/01/22 (d) (e)	355,000	305,300

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Par Pharmaceutical, Inc. 7.500% 4/01/27 (e)	$629,000	$617,992
Teva Pharmaceutical Finance Netherlands III BV 6.000% 4/15/24	315,000	297,084

		3,730,114

Pipelines — 1.3%
Cheniere Energy Partners LP 5.625% 10/01/26 (e)	725,000	764,875
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	765,000	759,262
6.250% 5/15/26	201,000	193,965

		1,718,102

Private Equity — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	761,000	776,829

Real Estate — 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375% 4/01/27 (d) (e)	184,000	161,230

Real Estate Investment Trusts (REITS) — 1.1%
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	539,000	555,170
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	789,000	799,849

		1,355,019

Retail — 2.1%
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22 (d)	105,000	92,925
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	449,000	330,015
8.625% 6/15/20	602,000	442,470
Golden Nugget, Inc. 8.750% 10/01/25 (e)	242,000	254,100
KGA Escrow LLC 7.500% 8/15/23 (e)	403,000	418,112
Penske Automotive Group, Inc. 5.500% 5/15/26	1,000,000	1,042,500
Sonic Automotive, Inc. 5.000% 5/15/23	72,000	72,630

		2,652,752

Software — 4.3%
RP Crown Parent LLC 7.375% 10/15/24 (e)	191,000	199,118
SS&C Technologies, Inc. 5.500% 9/30/27 (e)	960,000	996,000

	Principal Amount	Value
TIBCO Software, Inc. 11.375% 12/01/21 (e)	$2,877,000	$3,056,812
Veritas US, Inc./Veritas Bermuda Ltd. 10.500% 2/01/24 (d) (e)	1,500,000	1,286,250

		5,538,180

Storage/Warehousing — 0.9%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	1,111,000	1,099,890

Telecommunications — 7.1%
CenturyLink, Inc. 6.750% 12/01/23 (d)	500,000	539,375
CommScope Technologies Finance LLC 6.000% 6/15/25 (e)	129,000	120,900
CommScope, Inc. 6.000% 3/01/26 (e)	162,000	166,050
8.250% 3/01/27 (e)	374,000	381,424
Hughes Satellite Systems Corp. 5.250% 8/01/26	805,000	827,137
6.625% 8/01/26	272,000	285,940
Intelsat Connect Finance SA 9.500% 2/15/23 (e)	509,000	450,465
Intelsat Jackson Holdings SA 8.500% 10/15/24 (e)	1,189,000	1,177,110
9.750% 7/15/25 (e)	132,000	134,640
Sprint Corp. 7.250% 9/15/21	745,000	791,563
7.625% 3/01/26	422,000	449,852
7.875% 9/15/23	1,578,000	1,714,102
T-Mobile USA, Inc. 6.000% 4/15/24	453,000	472,253
6.500% 1/15/26	679,000	734,040
Telecom Italia SpA 5.303% 5/30/24 (e)	586,000	606,510
ViaSat, Inc. 5.625% 4/15/27 (e)	197,000	204,880

		9,056,241

Toys, Games & Hobbies — 0.1%
Mattel, Inc. 6.750% 12/31/25 (e)	147,000	151,226

Transportation — 2.9%
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (d) (e)	3,200,000	2,880,000
XPO Logistics, Inc. 6.750% 8/15/24 (e)	716,000	763,435

		3,643,435

TOTAL CORPORATE DEBT (Cost $111,484,062)		110,507,463

TOTAL BONDS & NOTES (Cost $120,103,016)		119,193,922

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%

Basic Materials — 0.0% Forest Products & Paper — 0.0%
Appvion Holding Corp. Tranche A (a) (b) (c)	2,106	$263
Appvion Holding Corp. Tranche B (a) (b) (c)	2,106	1,053

TOTAL WARRANTS (Cost $0)		1,316

MUTUAL FUNDS — 7.8%
Diversified Financial Services — 7.8%
State Street Navigator Securities Lending Prime Portfolio (g)	10,016,143	10,016,143

TOTAL MUTUAL FUNDS (Cost $10,016,143)		10,016,143

TOTAL LONG-TERM INVESTMENTS (Cost $134,328,208)		130,303,475

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Commercial Paper — 1.6%
COX Enterprises, Inc. 2.566% 7/01/19 (e)	$2,000,000	1,999,578

TOTAL SHORT-TERM INVESTMENTS (Cost $1,999,719)		1,999,578

TOTAL INVESTMENTS — 103.9% (Cost $136,327,927) (h)		132,303,053

Other Assets/(Liabilities) — (3.9)%		(4,953,518)

NET ASSETS — 100.0%		$127,349,535

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $1,316 or 0.00% of net assets.
(b)	Non-income producing security.
(c)	Investment was valued using significant unobservable inputs.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $9,811,060 or 7.70% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(e)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $79,134,728 or 62.14% of net assets.

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Represents investment of security lending collateral. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	85.1%
Canada	6.9%
Luxembourg	3.5%
United Kingdom	2.3%
Netherlands	1.8%
Denmark	0.7%
Ireland	0.6%
Cayman Islands	0.6%
Italy	0.5%
Austria	0.3%

Total Long-Term Investments	102.3%
Short-Term Investments and Other Assets and Liabilities	(2.3)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 141.0%

CORPORATE DEBT — 1.5%
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC 3.753% FRN 2/15/23 (a)	$2,060,000	$1,999,282

Health Care – Products — 0.4%
Becton Dickinson and Co. 3.194% FRN 12/29/20 (a)	1,545,000	1,545,228

Pharmaceuticals — 0.6%
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.180% FRN 6/15/22	2,060,000	2,065,521

TOTAL CORPORATE DEBT (Cost $5,680,182)		5,610,031

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900%, 3.480% FRN 4/26/27	74,055	74,177

TOTAL MUNICIPAL OBLIGATIONS (Cost $74,055)		74,177

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 51.9%
Auto Floor Plan ABS — 0.8%
Navistar Financial Dealer Note Master Owner Trust II, Series 2019-1, Class B, 1 mo. USD LIBOR + .750% 3.163% FRN 5/28/24 (b)	1,400,000	1,400,134
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A1, 2.994% FRN 10/15/23 (a) (b)	470,000	470,220
Series 2018-1A, Class A1, 3.034% FRN 2/15/23 (a) (b)	850,000	852,329

		2,722,683

Automobile ABS — 8.9%
American Credit Acceptance Receivables Trust Series 2018-3, Class A, 2.920% 8/12/21 (b)	118,771	118,841
Series 2018-2, Class A, 2.940% 1/10/22 (b)	183,384	183,446
Series 2017-4, Class C, 2.940% 1/10/24 (b)	1,450,000	1,450,688
Series 2018-4, Class A, 3.380% 12/13/21 (b)	1,192,995	1,197,001
Series 2019-1, Class C, 3.500% 4/14/25 (b)	1,300,000	1,324,604

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (b)	$388,000	$394,569
Chesapeake Funding II LLC Series 2018-1A, Class A2, 2.844% FRN 4/15/30 (a) (b)	876,607	877,462
Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000% 3.394% FRN 6/15/28 (b)	337,508	337,919
CPS Auto Trust Series 2017-D, Class A, 1.870% 3/15/21 (b)	38,850	38,838
Series 2018-A, Class A, 2.160% 5/17/21 (b)	54,098	54,049
Series 2018-C, Class A, 2.870% 9/15/21 (b)	333,981	334,342
Series 2019-A, Class A, 3.180% 6/15/22 (b)	328,025	329,716
Series 2018-C, Class B, 3.430% 7/15/22 (b)	260,000	261,990
Drive Auto Receivables Trust Series 2019-3, Class B, 2.650% 2/15/24	525,000	526,705
Series 2017-1, Class C, 2.840% 4/15/22	331,098	331,366
Series 2018-2, Class B, 3.220% 4/15/22	312,930	313,459
Series 2019-1, Class C, 3.780% 4/15/25	963,000	982,996
DT Auto Owner Trust Series 2018-1A, Class A, 2.590% 5/17/21 (b)	79,296	79,289
Series 2018 2A ,Class A, 2.840% 9/15/21 (b)	390,776	390,937
Series 2018-1A, Class B, 3.040% 1/18/22 (b)	520,000	520,822
Exeter Automobile Receivables Trust Series 2018-1A, Class B, 2.750% 4/15/22 (b)	438,863	439,114
Series 2016-3A, Class B, 2.840% 8/16/21 (b)	190,743	190,820
Series 2018-3A, Class A, 2.900% 1/18/22 (b)	345,404	345,757
Series 2017-1A, Class B, 3.000% 12/15/21 (b)	405,989	406,410
Series 2018-4A, Class A, 3.050% 12/15/21 (b)	557,073	558,172
Series 2019-1A, Class B, 3.450% 2/15/23 (b)	435,000	440,108
First Investors Auto Owner Trust Series 2017-3A, Class A1, 2.000% 3/15/22 (b)	334,383	333,989

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class A1, 2.840% 5/16/22 (b)	$439,273	$439,794
Flagship Credit Auto Trust Series 2017-4, Class A, 2.070% 4/15/22 (b)	760,036	758,536
Series 2018-1, Class A, 2.590% 6/15/22 (b)	934,966	935,281
Series 2017-4, Class B, 2.660% 10/17/22 (b)	2,190,000	2,188,818
Series 2016-4, Class C, 2.710% 11/15/22 (b)	680,000	681,716
Series 2017-1, Class B, 2.830% 3/15/23 (b)	1,160,195	1,160,881
Series 2018-2, Class A, 2.970% 10/17/22 (b)	1,872,358	1,881,001
Hertz Fleet Lease Funding LP Series 2018-1, Class A1, 2.912% FRN 5/10/32 (a) (b)	2,530,000	2,531,579
Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100% 3.512% FRN 4/10/30 (b)	225,111	225,161
Hertz Vehicle Financing II LP Series 2015-1A, Class B, 3.520% 3/25/21 (b)	890,000	895,007
Series 2017-1A, Class B, 3.560% 10/25/21 (b)	730,000	736,015
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A 2.310% 12/14/21 (b)	415,425	414,863
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (b)	211,913	211,790
Oscar US Funding Trust IX LLC, Series 2018-2A, Class A2B, 2.882% FRN 8/10/21 (a) (b)	990,285	990,383
Oscar US Funding Trust VI, Series 2017-1A, Class A3 2.820% 6/10/21 (b)	389,670	390,028
Oscar US Funding Trust VII LLC, Series 2017-2A, Class A2A 2.130% 11/10/20 (b)	162,051	161,908
Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A 2.910% 4/12/21 (b)	240,089	240,259
Santander Drive Auto Receivables Trust, Series 2019-2, Class B 2.790% 1/16/24	780,000	786,332
Securitized Equipment Receivable 3.760% 10/11/24	400,000	400,751
4.200% 10/11/24	430,000	431,946
Tesla Auto Lease Trust Series 2018-A, Class A, 2.320% 12/20/19 (b)	186,035	185,957

	Principal Amount	Value
Series 2018-A, Class B, 2.750% 2/20/20 (b)	$265,000	$264,958
Series 2018-B, Class A, 3.710% 8/20/21 (b)	660,941	670,689
Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2B, 2.514% FRN 8/16/21 (a)	1,552,511	1,552,613
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A 2.840% 9/15/21 (b)	664,437	665,025

		32,564,700

Commercial MBS — 1.9%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.894% FRN 7/15/35 (b)	1,700,000	1,699,957
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 4.094% FRN 11/15/35 (b)	1,591,762	1,598,724
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 4.144% FRN 12/15/37 (b)	308,865	310,800
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.830% VRN 7/10/38 (a)	244,549	246,455
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000% 3.394% FRN 6/15/32 (b)	1,766,793	1,768,407
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. LIBOR + 1.800% 4.194% FRN 5/15/36 (b)	476,000	475,995
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, 3.144% FRN 2/15/35 (a) (b)	385,599	385,722
VMC Finance LLC, Series 2018-FL1, Class A, 3.214% FRN 3/15/35 (a) (b)	610,929	611,800

		7,097,860

Credit Card ABS — 0.3%
Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 1 mo. LIBOR + .770% 3.171% FRN 5/14/29	1,100,000	1,095,901

Home Equity ABS — 0.1%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A4, 1 mo. USD LIBOR + .170% 2.574% FRN 3/25/36	478,603	476,290

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 15.3%
321 Henderson Receivables I LLC Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 2.594% FRN 3/15/41 (b)	$432,709	$426,276
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 2.594% FRN 6/15/41 (b)	1,517,018	1,485,844
Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200% 2.594% FRN 12/15/41 (b)	251,480	249,024
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 2.594% FRN 3/15/42 (b)	646,802	623,659
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 2.594% FRN 9/15/41 (b)	153,838	147,598
AASET Trust Series 2017-1A, Class A, 3.967% 5/16/42 (b)	515,582	521,494
Series 2018-2A, Class A, 4.454% 11/18/38 (b)	1,730,957	1,768,709
AIMCO CLO, Series 2015-AA, Class AR, 3.447% FRN 1/15/28 (a) (b)	2,450,000	2,444,242
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 3.544% FRN 6/15/28 (a) (b)	780,000	781,695
Ascentium Equipment Receivables Trust, Series 2018-2A, Class A1 2.731% 11/12/19 (b)	263,785	263,795
Avant Loans Funding Trust Series 2018-A, Class A, 3.090% 6/15/21 (b)	216,225	216,213
Series 2018-B, Class A, 3.420% 1/18/22 (b)	647,635	649,309
Series 2019-A, Class A, 3.480% 7/15/22 (b)	945,445	949,500
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100% 3.680% FRN 4/25/26 (b)	1,410,654	1,410,744
BCC Funding XIV LLC, Series 2018-1A, Class A2 2.960% 6/20/23 (b)	683,153	686,590
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (b)	60,586	60,589
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (b)	48,407	48,329
CCG Receivables Trust, Series 2018-2, Class A2 3.090% 12/15/25 (b)	1,047,715	1,056,723

	Principal Amount	Value
CIFC Funding II Ltd., Series 2015-2A, Class AR, 3.377% FRN 4/15/27 (a) (b)	$2,450,000	$2,440,795
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.864% FRN 9/25/34	20,696	19,810
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.637% FRN 7/15/23 (b)	77,761	78,076
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	128,294	126,794
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (b)	368,728	371,620
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360% 2.764% FRN 10/25/35	1,724,721	1,721,880
Hilton Grand Vacations Trust, Series 2014-AA, Class A 1.770% 11/25/26 (b)	79,130	78,693
KREF Ltd., Series 2018-FL1, Class AS, 3.744% FRN 6/15/36 (a) (b)	2,000,000	2,000,920
LCM Ltd., 3.837% FRN 7/15/27 (a) (b)	1,300,000	1,300,097
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (b)	630,000	645,954
Mariner Finance Issuance Trust Series 2017-BA, Class A, 2.920% 12/20/29 (b)	1,800,000	1,802,061
Series 2017-AA, Class A, 3.620% 2/20/29 (b)	453,806	457,457
Marlette Funding Trust Series 2017-3A, Class A, 2.360% 12/15/24 (b)	43,904	43,890
Series 2018-1A, Class A, 2.610% 3/15/28 (b)	410,389	410,131
Series 2018-2A, Class A, 3.060% 7/17/28 (b)	439,308	439,795
Series 2019-2A, Class A, 3.130% 7/16/29 (b)	532,000	534,977
Series 2018-3A, Class A, 3.200% 9/15/28 (b)	546,505	548,360
Series 2019-1A, Class A, 3.440% 4/16/29 (b)	346,233	349,221
Series 2019-2A, Class B, 3.530% 7/16/29 (b)	385,000	390,642
MVW Owner Trust, Series 2017-1A, Class A 2.420% 12/20/34 (b)	122,204	122,357

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3.397% FRN 1/15/28 (a) (b)	$2,450,000	$2,435,670
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2017-T1, Class DT1 4.002% 2/15/51 (b)	800,000	807,017
OCP CLO Ltd., Series 2015-10A, Class A1R, 3.406% FRN 10/26/27 (a) (b)	2,450,000	2,443,040
Orange Lake Timeshare Trust, Series 2016-A, Class A 2.610% 3/08/29 (b)	295,218	300,107
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (b)	278,217	280,654
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A 5.340% 2/25/23 (b)	440,000	440,704
Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1 mo. USD LIBOR + .150% 2.554% FRN 9/25/36	2,555,780	2,530,813
Sierra Timeshare Receivables Funding LLC Series 2014-3A, Class A, 2.300% 10/20/31 (b)	151,885	151,815
Series 2015-2A, Class A, 2.430% 6/20/32 (b)	330,495	329,856
Series 2014-3A, Class B, 2.800% 10/20/31 (b)	371,857	371,726
Series 2015-2A, Class B, 3.020% 6/20/32 (b)	959,756	962,333
Series 2015-1A, Class B, 3.050% 3/22/32 (b)	415,464	415,803
Series 2015-3A, Class B, 3.080% 9/20/32 (b)	32,137	32,291
Series 2019-1A, Class C, 3.770% 1/20/36 (b)	912,604	934,005
Series 2019-1A, Class D, 4.750% 1/20/36 (b)	825,689	844,491
SoFi Consumer Loan Program LLC Series 2016-3, Class A, 3.050% 12/26/25 (b)	183,082	183,898
Series 2016-5, Class A, 3.060% 9/25/28 (b)	976,955	983,280
Series 2016-2A, Class A, 3.090% 10/27/25 (b)	243,035	243,647
Series 2018-3, Class A1, 3.200% 8/25/27 (b)	888,447	891,326
Series 2016-1A, Class A, 3.260% 8/25/25 (b)	555,283	560,295
Series 2017-2, Class A, 3.280% 2/25/26 (b)	413,528	417,006

	Principal Amount	Value
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (b)	$1,993,124	$1,991,439
Springleaf Funding Trust, Series 2016-AA, Class A 2.900% 11/15/29 (b)	972,239	973,205
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800% 3.204% FRN 11/25/35 (b)	1,450,000	1,414,410
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A 4.110% 7/20/43 (b)	1,260,900	1,274,037
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (b)	899,138	898,464
Trafigura Securitisation Finance PLC Series 2017-1A, Class A1, 3.334% 12/15/20 (b)	2,150,000	2,149,045
Series 2017-1A, Class B, 4.184% 12/15/20 (b)	1,330,000	1,335,726
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (b)	202,597	202,465
Upstart Securitization Trust, Series 2019-1, Class A 3.450% 4/20/26 (b)	527,642	529,330
Westgate Resorts LLC Series 2017-1A, Class A, 3.050% 12/20/30 (b)	442,057	443,117
Series 2015-2A, Class A, 3.200% 7/20/28 (b)	158,289	158,051
Series 2018-1A, Class A, 3.380% 12/20/31 (b)	574,716	580,824

		56,183,753

Student Loans ABS — 19.2%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800% 3.204% FRN 12/26/44 (b)	1,872,834	1,871,813
AccessLex Institute Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 2.913% FRN 9/22/37	652,500	626,549
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.310% FRN 7/01/38	43,328	42,824
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120% 2.469% FRN 6/25/26	1,064,340	1,049,239

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 3.087% FRN 1/15/37	$488,024	$456,981
Commonbond Student Loan Trust, Series 2018-CGS, Class C 4.350% 2/25/46 (b)	321,000	325,044
DRB Prime Student Loan Trust Series 2015-A, Class A3, 2.320% 4/25/30	826	825
Series 2015-B, Class A3, 2.540% 4/27/26 (b)	27,935	27,813
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.304% FRN 10/25/44 (b)	2,482,671	2,507,028
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.404% FRN 4/25/40 (b)	80,463	81,835
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.454% FRN 2/26/35 (b)	233,964	236,737
ECMC Group Student Loan Trust Series 2018-1A, Class A, 3.240% 2/27/68 (b)	3,315,525	3,295,577
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.604% FRN 12/27/66 (b)	1,487,963	1,494,341
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.754% FRN 7/26/66 (b)	988,136	996,077
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, 4.350% FRN 12/01/47 (a) (b)	936,933	941,507
Edsouth Indenture No.9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800% 3.204% FRN 10/25/56 (b)	452,594	447,437
No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 12/25/58 (b)	1,000,000	1,010,270
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 3.154% FRN 8/25/42 (a) (b)	683,573	681,441
GCO Education Loan Funding Trust, Series 2006-1, Class A9L, 3 mo. USD LIBOR + .160% 2.681% FRN 5/25/26	2,012,937	2,009,423
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 3.221% FRN 8/25/48 (b)	323,738	324,858

	Principal Amount	Value
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350% 3.115% FRN 6/28/39 (b)	$546,401	$519,582
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 3.190% FRN 12/01/31	361,444	353,666
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + .320% 2.841% FRN 5/25/29	228,113	225,825
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200% 3.594% FRN 12/15/28 (b)	518,173	522,998
Navient Private Education Refi Loan Trust Series 2018-A, Class A1, 2.530% 2/18/42 (b)	1,509,290	1,513,254
Series 2019-CA, Class A1, 2.820% 2/15/68 (b)	2,320,000	2,330,087
Navient Student Loan Trust Series 2018-1A, Class A1, 2.594% FRN 3/25/67 (a) (b)	98,714	98,699
Series 2018-1A, Class A3, 3.124% FRN 3/25/67 (a) (b)	1,120,000	1,116,527
Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850% 3.254% FRN 6/25/65 (b)	433,823	435,223
Series 2019-2A, Class A2, 3.404% FRN 2/27/68 (a) (b)	3,387,000	3,398,824
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.654% FRN 6/25/65 (b)	2,154,958	2,179,174
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.704% FRN 3/25/66 (b)	2,200,000	2,237,942
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.154% FRN 12/26/40 (b)	475,124	472,552
Nelnet Student Loan Trust Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.443% FRN 3/23/37	1,153,800	1,137,953
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 2.513% FRN 3/23/37	918,370	866,337
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.599% FRN 6/25/41	350,703	325,615

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-1, Class A5, 3 mo. USD LIBOR + .110% 2.690% FRN 10/25/33	$663,465	$655,080
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 2.780% FRN 1/25/38	819,484	787,035
Series 2018-3A, Class A2, 2.930% 9/27/66 (b)	900,000	897,171
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 2.930% FRN 10/25/40	1,238,984	1,172,390
Series 2015-2A, Class A2, 1 mo. USD LIBOR + .600% 3.004% FRN 9/25/47 (b)	1,791,341	1,775,631
Series 2018-1A, Class A2, 3.164% FRN 5/25/66 (a) (b)	1,790,000	1,770,505
Series 2010-4A, Class A, 1 mo. USD LIBOR + .800% 3.204% FRN 4/25/46 (b)	60,446	60,679
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 6/25/41 (b)	375,000	373,045
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800% 3.380% FRN 7/25/25	2,409,795	2,417,661
SLC Student Loan Trust Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 2.640% FRN 12/15/39	1,311,726	1,227,934
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 2.690% FRN 3/15/40	1,970,348	1,834,332
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500% 4.894% FRN 1/15/43 (b)	270,225	272,641
SLM Student Loan Trust Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.690% FRN 1/26/43	550,342	534,086
Series 2007-4, Class B1, 3 mo. USD LIBOR + .140% 2.720% FRN 7/25/25	1,165,172	1,161,161
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.720% FRN 10/25/28	561,322	557,184
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.730% FRN 3/25/44	1,760,000	1,698,549
Series 2005-4, Class A4, 3 mo. USD LIBOR + .170% 2.750% FRN 7/25/40	1,000,000	943,759

	Principal Amount	Value
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.780% FRN 1/25/70	$383,798	$357,177
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.790% FRN 10/25/40	412,684	384,544
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.800% FRN 1/25/41	448,614	418,825
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.800% FRN 3/25/44	914,581	860,454
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 2.880% FRN 7/25/25	341,927	340,074
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.890% FRN 1/25/55	413,631	386,585
Series 2004-8, Class B, 3 mo. USD LIBOR + .460% 3.040% FRN 1/25/40	453,069	428,187
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 3.050% FRN 10/25/64	314,371	297,719
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 3.060% FRN 12/15/38	463,689	441,333
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.180% FRN 10/25/65 (b)	1,550,000	1,534,660
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	240,000	240,000
Series 2003-5, Class A9, 28 day ARS 4.480% FRN 6/15/30	700,000	700,000
Series 2003-5, Class A7, 28 day ARS 4.490% FRN 6/15/30	550,000	550,000
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	750,000	750,000
SMB Private Education Loan Trust Series 2019-B, Class A1, 1 mo. USD LIBOR + .350% 0.000%FRN 7/15/26 (b)	618,000	618,056
Series 2017-B, Class A1, 2.664% FRN 6/17/24 (a) (b)	62,866	62,859
Series 2018-C, Class A1, 2.694% FRN 9/15/25 (a) (b)	614,306	614,014
Series 2014-A, Class A2A, 3.050% 5/15/26 (b)	362,948	367,168
Series 2018-B, Class A2B, 3.114% FRN 1/15/37 (a) (b)	1,500,000	1,488,522
Series 2019-A, Class A2B, 3.264% FRN 7/15/36 (a) (b)	1,639,000	1,632,162

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Alternative Trust, Series 2019-C, Class PT, VRN 1/25/45 (a) (b) (c)	$2,400,000	$2,484,655
SoFi Professional Loan Program LLC Series 2017-F, Class A1FX, 2.050% 1/25/41 (b)	462,366	461,087
Series 2017-A, Class A1, 1 mo. USD LIBOR + .700% 3.104% FRN 3/26/40 (b)	448,730	449,283
Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200% 3.604% FRN 3/25/33 (b)	86,625	86,902
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 4.154% FRN 8/25/36 (b)	317,731	323,010

		70,577,996

WL Collateral CMO — 5.4%
Angel Oak Mortgage Trust, Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (b)	2,070,000	2,080,514
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (a) (b)	566,463	565,930
Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	566,463	566,373
Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (a) (b)	1,617,126	1,643,728
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (b)	418,805	425,593
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	2,645,086	2,704,097
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	641,702	650,905
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	948,568	959,192
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	925,641	941,226
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	1,673,853	1,714,580
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + .310% 2.714% FRN 11/25/35	1,798,437	1,798,296
PSMC Trust, Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	892,553	906,198
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	692,152	693,837

	Principal Amount	Value
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	$842,258	$854,332
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	601,255	615,078
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	1,847,603	1,890,066
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	622,419	637,393

		19,647,338

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $186,831,232)		190,366,521

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 3.2%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.231% 4.854% 3/01/37	310,369	326,710

Whole Loans — 3.1%
Federal National Mortgage Association Connecticut Avenue Securities Series 2018-C06, Class 1M1, 2.954% FRN 3/25/31 (a)	1,326,342	1,324,750
Series 2017-C07, Class 2M1, 3.054% FRN 5/25/30 (a)	1,598,789	1,598,788
Series 2017-C07, Class 1M1, 3.054% FRN 5/28/30 (a)	2,423,260	2,420,308
Series 2018-C03, Class 1M1, 3.084% FRN 10/25/30 (a)	2,108,896	2,107,711
Series 2018-C05, Class 1M1, 3.124% FRN 1/25/31 (a)	3,375,504	3,374,784
Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300% 3.704% FRN 4/25/29	378,417	379,722
Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450% 3.854% FRN 1/25/29	198,591	199,157

		11,405,220

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,728,278)		11,731,930

U.S. TREASURY OBLIGATIONS — 84.4%
U.S. Treasury Bonds & Notes — 84.4%
U.S. Treasury Inflation Index 0.125% 4/15/22 (d)	13,070,237	12,967,726
0.125% 7/15/22 (d)	15,910,348	15,862,232
0.125% 1/15/23 (d)	19,552,562	19,441,872
0.125% 7/15/24 (d)	21,486,508	21,449,014

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
0.125% 7/15/26 (d)	$12,253,825	$12,170,112
0.250% 1/15/25 (d)	20,148,849	20,170,922
0.375% 7/15/25 (d) (e)	16,715,171	16,897,630
0.375% 7/15/27 (d)	18,324,482	18,493,421
0.500% 4/15/24	9,757,461	9,879,280
0.500% 1/15/28 (d)	14,418,781	14,653,285
0.625% 4/15/23 (d) (f)	25,249,170	25,546,529
0.625% 2/15/43 (d)	6,443,336	6,246,190
0.750% 7/15/28 (d)	10,861,258	11,315,818
0.750% 2/15/45 (d)	9,891,917	9,784,791
0.875% 1/15/29 (d)	9,341,480	9,832,478
0.875% 2/15/47 (d)	6,348,480	6,468,084
1.000% 2/15/48 (d)	9,321,269	9,805,457
1.000% 2/15/49 (d)	3,831,663	4,052,729
1.375% 2/15/44 (d)	6,712,510	7,617,332
1.750% 1/15/28 (d)	6,705,490	7,516,203
2.000% 1/15/26 (d)	6,241,271	6,943,899
2.125% 2/15/41 (d)	6,047,369	7,789,437
2.375% 1/15/25 (d)	8,665,225	9,682,127
2.375% 1/15/27 (d)	4,971,130	5,741,774
3.375% 4/15/32 (d)	2,877,900	3,941,831
3.625% 4/15/28 (d)	4,737,480	6,080,216
3.875% 4/15/29 (d)	6,960,442	9,316,178

		309,666,567

TOTAL U.S. TREASURY OBLIGATIONS (Cost $302,586,143)		309,666,567

TOTAL BONDS & NOTES (Cost $506,899,890)		517,449,226

TOTAL PURCHASED OPTIONS (#) — 0.7% (Cost $2,611,695)		2,625,106

TOTAL LONG-TERM INVESTMENTS (Cost $509,511,585)		520,074,332

SHORT-TERM INVESTMENTS — 28.1%
Commercial Paper — 27.9%
Albemarle Corp. 2.612% 7/25/19 (b)	3,000,000	2,993,680
Avangrid, Inc. 2.592% 7/15/19 (b)	6,000,000	5,992,851
Aviation Capital Group Corp. 2.641% 7/08/19 (b)	2,000,000	1,998,555
BAT International Finance PLC 2.609% 7/09/19 (b)	3,000,000	2,997,695
3.003% 7/02/19 (b)	3,400,000	3,399,054
Bell Canada 2.949% 7/15/19 (b)	2,400,000	2,397,024

	Principal Amount	Value
CenterPoint Energy, Inc. 2.641% 7/09/19 (b)	$6,000,000	$5,995,417
Dowdupont, Inc. 2.683% 9/03/19 (b)	6,000,000	5,971,223
E.I. Dupont 2.683% 7/01/19 (b)	1,500,000	1,499,691
Enbridge (US), Inc. 2.734% 7/10/19 (b)	6,000,000	5,994,968
Entergy Corp. 2.911% 7/08/19 (b)	5,000,000	4,996,414
FMC Tech, Inc. 2.651% 8/26/19 (b)	6,000,000	5,974,551
Fortive Corp. 2.663% 7/16/19 (b)	6,000,000	5,992,428
General Electric Co. 2.632% 7/15/19	6,000,000	5,992,851
Leggett & Platt, Inc. 2.612% 7/08/19 (b)	6,000,000	5,995,812
Nasdaq, Inc. 2.611% 7/23/19 (b)	500,000	499,105
Nisource, Inc. 2.618% 8/19/19 (b)	6,000,000	5,977,666
Nutrien Ltd. 2.601% 7/25/19 (b)	6,500,000	6,487,637
Southern Co. Gas Capital 2.642% 7/09/19 (b)	500,000	499,616
Suncor Energy, Inc. 2.658% 8/16/19 (b)	2,500,000	2,491,248
Telus Corp. 2.936% 7/02/19 (b)	6,000,000	5,998,330
Tyson Foods, Inc. 2.652% 7/01/19 (b)	6,000,000	5,998,748
VW Credit, Inc. 2.646% 8/09/19 (b)	500,000	498,507
2.970% 7/29/19 (b)	5,500,000	5,487,961

		102,131,032

Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (g)	822,610	822,610

TOTAL SHORT-TERM INVESTMENTS (Cost $102,956,741)		102,953,642

TOTAL INVESTMENTS — 169.8% (Cost $612,468,326) (h)		623,027,974

Other Assets/(Liabilities) — (69.8)%		(256,214,825)

NET ASSETS — 100.0%		$366,813,149

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.

(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $247,049,783 or 67.35% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $2,484,655 or 0.68% of net assets.
(d)	All or portion of this security is pledged as collateral for open reverse repurchase agreements. (Note 2).
(e)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)

Maturity value of $822,695. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $840,281.

(h)	See Note 6 for aggregate cost for federal tax purposes.

(#) Purchased Swaptions contracts

Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Call

10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	11,240,000	$681,568	$119,654

10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	6,310,000	426,315	123,435

									1,107,883	243,089

Put

10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	22,880,000	$1,011,770	$(132,070)

10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	12,590,000	505,453	(97,608)

									1,517,223	(229,678)

									$2,625,106	$13,411

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	9/19/19	3	$383,963	$(57)
U.S. Treasury Note 5 Year	9/30/19	4	472,667	(42)

				$(99)

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Ultra Bond	9/19/19	6	$(1,011,546)	$(53,829)
U.S. Treasury Note 2 Year	9/30/19	5	(1,067,641)	(8,257)

				$(62,086)

OTC Credit Default Swaps-Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International*	BBB-	5/11/63	USD	450,000	$(45,176)	$277	$(45,453)

CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International*	BBB-	5/11/63	USD	890,000	(89,349)	(77,074)	(12,275)

CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International*	BBB-	5/11/63	USD	330,000	(33,129)	(26,439)	(6,690)

CMBX.NA.6†	3.000%	Monthly	JP Morgan Chase Bank N.A.*	BBB-	5/11/63	USD	690,000	(69,271)	850	(70,121)

								$(236,925)	$(102,386)	$(134,539)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

3-Month USD-LIBOR-BBA	Quarterly	Fixed 2.775%	Semi-Annually	7/02/20	USD	24,300,000	$185,188	$—	$185,188

3-Month USD-LIBOR-BBA	Quarterly	Fixed 2.988%	Semi-Annually	12/04/21	USD	10,160,000	295,280	—	295,280

2.499%	Semi-Annually	3-Month USD-LIBOR-BBA	Quarterly	6/13/43	USD	1,600,000	(6,718)	—	(6,718)

							$473,750	$—	$473,750

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

2.058%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	1/11/20	USD	8,500,000	$(13,965)	$—	$(13,965)

2.095%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	1/19/20	USD	5,300,000	(15,294)	—	(15,294)

2.314%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	10/01/20	USD	27,600,000	(374,962)	—	(374,962)

1.570%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.*	1/10/21	USD	12,900,000	4,156	—	4,156

								$(400,065)	$—	$(400,065)

Collateral for swap agreements held by Bank of America N.A. amounted to $270,000 in cash at June 30, 2019; and collateral for swap agreements held by Goldman Sachs International and Credit Suisse International amounted to $393,948 and $114,097 in securities, respectively, at June 30, 2019.

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Reverse Repurchase agreements

Description	Value	Value Including Accrued Interest
Agreement with BNP Paribas SA, dated 6/17/19, 2.51%, to be repurchased on demand until 9/17/19 at value plus accrued interest.	$61,727,250	$61,778,896
Agreement with CIBC, dated 6/17/19, 2.62%, to be repurchased on demand until 7/16/19 at value plus accrued interest.	10,634,200	10,643,487
Agreement with Daiwa Securities, dated 6/11/19, 2.65%, to be repurchased on demand until 8/13/19 at value plus accrued interest.	51,906,250	51,975,026
Agreement with Goldman Sachs & Co., dated 6/20/19, 2.52%, to be repurchased on demand until 9/20/19 at value plus accrued interest.	35,006,722	35,028,776
Agreement with HSBC Bank USA dated 6/12/19, 2.550%, to be repurchased on demand until 8/14/19 at value plus accrued interest.	43,766,504	43,819,206
Agreement with HSBC Bank USA dated 6/18/19, 2.640%, to be repurchased on demand until 7/18/19 at value plus accrued interest.	13,078,000	13,088,550
Agreement with Morgan Stanley & Co. LLC, dated 6/12/19, 2.55%, to be repurchased on demand until 9/12/19 at value plus accrued interest.	36,431,250	36,475,119

	$252,550,176	$252,809,060

Currency Legend

USD U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.0%

CORPORATE DEBT — 35.6%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 3.750% 10/01/21	$200,000	$205,242

Aerospace & Defense — 0.4%
Harris Corp. 2.700% 4/27/20	754,000	754,774

Agriculture — 1.4%
BAT Capital Corp. 3.222% 8/15/24	415,000	417,725
Bunge Ltd. Finance Corp. 3.500% 11/24/20	930,000	938,669
Imperial Brands Finance PLC 2.950% 7/21/20 (a)	516,000	517,394
3.500% 2/11/23 (a)	387,000	394,185
Reynolds American, Inc. 4.000% 6/12/22	540,000	560,646

		2,828,619

Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	24,288	24,793

Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC 3.408% FRN 4/05/21 (b)	405,000	399,684
3.753% FRN 2/15/23 (b)	275,000	266,894
General Motors Financial Co., Inc. 3.250% 1/05/23	970,000	973,521
Nissan Motor Acceptance Corp. 1.900% 9/14/21 (a)	200,000	196,341

		1,836,440

Banks — 6.1%
Banco Santander SA 3.500% 4/11/22	800,000	820,678
Bank of America Corp. 3 mo. USD LIBOR + .930% 2.816% VRN 7/21/23	2,110,000	2,131,091
Barclays PLC 3.905% FRN 5/16/24 (b)	485,000	477,853
Citigroup, Inc. 3.142% VRN 1/24/23 (b)	845,000	859,444
Discover Bank 3.350% 2/06/23	673,000	688,738
4.200% 8/08/23	310,000	328,973
First Horizon National Corp. 3.500% 12/15/20	680,000	688,152
The Goldman Sachs Group, Inc. 3.200% 2/23/23	2,115,000	2,164,478

	Principal Amount	Value
JP Morgan Chase & Co. 4.500% 1/24/22	$890,000	$937,823
Macquarie Bank Ltd. 2.850% 1/15/21 (a)	130,000	130,779
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	970,000	972,688
Morgan Stanley 3.750% 2/25/23	1,090,000	1,138,633
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	335,000	333,616
2.846% 1/11/22	150,000	151,654
SVB Financial Group 5.375% 9/15/20	75,000	77,523
Synchrony Bank 3.000% 6/15/22	470,000	473,498

		12,375,621

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. 3.500% 1/12/24	925,000	966,148
Keurig Dr Pepper, Inc. 4.057% 5/25/23 (a)	625,000	656,173
Molson Coors Brewing Co. 2.100% 7/15/21	330,000	327,801
3.500% 5/01/22	197,000	202,245

		2,152,367

Biotechnology — 0.1%
Celgene Corp. 4.000% 8/15/23	200,000	211,356

Building Materials — 1.1%
Holcim US Finance Sarl & Cie SCS 6.000% 12/30/19 (a)	960,000	973,209
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650% 3.173% FRN 5/22/20	395,000	395,014
Masco Corp. 3.500% 4/01/21	170,000	172,527
7.125% 3/15/20	65,000	66,867
Standard Industries, Inc. 5.500% 2/15/23 (a)	560,000	575,400

		2,183,017

Chemicals — 2.1%
DuPont de Nemours, Inc. 4.205% 11/15/23	480,000	513,808
Huntsman International LLC 5.125% 11/15/22	1,100,000	1,163,006
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	902,000	913,965
RPM International, Inc. 3.450% 11/15/22	8,000	8,146
6.125% 10/15/19	728,000	735,008

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Sherwin-Williams Co. 2.750% 6/01/22	$535,000	$540,490
Syngenta Finance NV 3.698% 4/24/20 (a)	440,000	443,080

		4,317,503

Computers — 0.9%
Dell International LLC/EMC Corp. 4.000% 7/15/24 (a)	179,000	183,683
4.420% 6/15/21 (a)	368,000	379,202
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	635,000	639,919
Leidos Holdings, Inc. 4.450% 12/01/20	635,000	646,392

		1,849,196

Diversified Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	1,010,000	1,041,517
Aircastle Ltd. 5.000% 4/01/23	1,010,000	1,068,571
Ameriprise Financial, Inc. 3.000% 3/22/22	165,000	168,028
3.700% 10/15/24	115,000	121,936
4.000% 10/15/23	105,000	111,703
Antares Holdings LP 6.000% 8/15/23 (a)	473,000	480,769
Brookfield Finance, Inc. 4.000% 4/01/24	505,000	530,769

		3,523,293

Electric — 0.8%
Ameren Corp. 2.700% 11/15/20	455,000	456,482
EDP Finance BV 4.125% 1/15/20 (a)	252,000	252,554
Enel Finance International NV 2.875% 5/25/22 (a)	285,000	287,257
Entergy Texas, Inc. 2.550% 6/01/21	95,000	94,894
Puget Energy, Inc. 6.000% 9/01/21	260,000	277,908
6.500% 12/15/20	255,000	269,086

		1,638,181

Electronics — 0.2%
FLIR Systems, Inc. 3.125% 6/15/21	230,000	232,249
Tech Data Corp. 3.700% 2/15/22	240,000	244,122

		476,371

	Principal Amount	Value
Foods — 0.3%
McCormick & Co., Inc. 2.700% 8/15/22	$570,000	$575,226

Health Care – Products — 0.2%
Becton Dickinson and Co. 3.194% FRN 12/29/20 (b)	489,000	489,072

Health Care – Services — 0.2%
Cigna Holding Co. 4.000% 2/15/22	316,000	326,619

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	1,028,000	1,031,855

Household Products & Wares — 0.4%
Church & Dwight Co., Inc. 2.875% 10/01/22	761,000	771,193

Housewares — 0.3%
Newell Brands, Inc. 3.850% 4/01/23	550,000	558,076

Insurance — 2.5%
American International Group, Inc. 3.300% 3/01/21	45,000	45,607
AmTrust Financial Services, Inc. 6.125% 8/15/23 (c)	585,000	579,546
Athene Global Funding 4.000% 1/25/22 (a)	1,040,000	1,075,929
CNA Financial Corp. 5.750% 8/15/21	443,000	473,595
Enstar Group Ltd. 4.500% 3/10/22	575,000	588,976
Jackson National Life Global Funding 2.500% 6/27/22 (a)	745,000	747,993
Lincoln National Corp. 4.000% 9/01/23	122,000	129,066
6.250% 2/15/20	340,000	347,434
Reinsurance Group of America, Inc. 5.000% 6/01/21	450,000	471,541
Trinity Acquisition PLC 3.500% 9/15/21	470,000	478,272
Willis Towers Watson PLC 5.750% 3/15/21	190,000	199,533

		5,137,492

Investment Companies — 0.8%
Ares Capital Corp. 3.875% 1/15/20	378,000	379,620
BlackRock TCP Capital Corp. 4.125% 8/11/22	675,000	680,250
FS KKR Capital Corp. 4.000% 7/15/19	470,000	470,086

		1,529,956

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.3%
Marriott International, Inc. 2.300% 1/15/22	$30,000	$29,901
2.875% 3/01/21	485,000	488,226

		518,127

Machinery – Diversified — 0.9%
CNH Industrial Capital LLC 3.375% 7/15/19	353,000	353,082
3.875% 10/15/21	635,000	647,382
Wabtec Corp. 4.400% STEP 3/15/24	870,000	921,083

		1,921,547

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	405,000	408,631
Discovery Communications LLC 2.950% 3/20/23	435,000	438,965
Sirius XM Radio, Inc. 3.875% 8/01/22 (a)	1,047,000	1,049,618

		1,897,214

Mining — 1.1%
Glencore Finance Canada Ltd. 4.250% STEP 10/25/22 (a)	254,000	265,594
Glencore Funding LLC 4.125% 5/30/23 (a)	390,000	405,471
Kinross Gold Corp. 5.125% 9/01/21	370,000	381,100
5.950% 3/15/24	550,000	600,974
Newcrest Finance Pty Ltd. 4.200% 10/01/22 (a)	565,000	590,247

		2,243,386

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 3.875% STEP 10/01/21	495,000	485,100

Oil & Gas — 0.7%
Antero Resources Corp. 5.375% 11/01/21	246,000	242,925
Continental Resources, Inc. 5.000% 9/15/22	568,000	572,661
EQT Corp. 3.000% 10/01/22	565,000	560,617

		1,376,203

Packaging & Containers — 0.4%
Graphic Packaging International LLC 4.750% 4/15/21	759,000	772,282

Pharmaceuticals — 2.3%
Bayer US Finance II LLC 3.420% FRN 12/15/23 (a) (b)	980,000	962,332

	Principal Amount	Value
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.180% FRN 6/15/22	$790,000	$792,117
CVS Health Corp. 2.125% 6/01/21	590,000	586,084
3.700% 3/09/23	305,000	315,415
Express Scripts Holding Co. 3.300% 2/25/21	745,000	754,891
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	360,000	363,519
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	925,000	877,594

		4,651,952

Pipelines — 0.7%
Energy Transfer Operating LP 4.200% 9/15/23	960,000	1,006,463
EnLink Midstream Partners LP 4.400% 4/01/24	490,000	495,503

		1,501,966

Private Equity — 0.3%
Hercules Capital, Inc. 4.625% 10/23/22	610,000	600,096

Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp. 2.250% 1/15/22	415,000	412,766
3.000% 6/15/23	640,000	646,208
Crown Castle International Corp. 3.400% 2/15/21	514,000	521,021
Healthcare Trust of America Holdings LP 2.950% 7/01/22	215,000	216,532
VEREIT Operating Partnership LP 4.600% 2/06/24	570,000	605,262

		2,401,789

Retail — 1.7%
Advance Auto Parts, Inc. 4.500% 12/01/23	306,000	328,339
Dollar Tree, Inc. 3.700% 5/15/23	940,000	970,553
O’Reilly Automotive, Inc. 3.800% 9/01/22	123,000	127,734
3.850% 6/15/23	873,000	914,568
QVC, Inc. 4.375% 3/15/23	1,060,000	1,075,969

		3,417,163

Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.000% 1/15/22	490,000	491,273

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Microchip Technology, Inc. 3.922% 6/01/21	$390,000	$396,999
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	370,000	378,547

		1,266,819

Telecommunications — 0.6%
Sprint Communications, Inc. 9.250% 4/15/22	330,000	381,150
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	770,000	795,679

		1,176,829

Transportation — 0.3%
Ryder System, Inc. 3.400% 3/01/23	175,000	179,797
3.750% 6/09/23	482,000	501,586

		681,383

Trucking & Leasing — 1.3%
DAE Funding LLC 4.000% 8/01/20 (a)	205,000	205,000
GATX Corp. 2.600% 3/30/20	285,000	284,742
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	1,250,000	1,319,750
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.375% 2/01/22 (a)	20,000	20,389
4.875% 7/11/22 (a)	860,000	914,212

		2,744,093

TOTAL CORPORATE DEBT (Cost $71,078,903)		72,452,211

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.900%, 3.480% FRN 4/26/27	31,268	31,319

TOTAL MUNICIPAL OBLIGATIONS (Cost $31,268)		31,319

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 52.9%
Auto Floor Plan ABS — 0.6%
Navistar Financial Dealer Note Master Owner Trust II Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 3.363% FRN 5/28/24 (a)	236,000	236,059
Series 2018-1, Class C, 3.454% FRN 9/25/23 (a) (b)	160,000	160,229

	Principal Amount	Value
Series 2019-1, Class D, 1 mo. USD LIBOR + 1.450% 3.863% FRN 5/28/24 (a)	$214,000	$214,021
Series 2018-1, Class D, 3.954% FRN 9/25/23 (a) (b)	230,000	230,359
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2 2.190% 9/15/21 (a)	480,000	479,459

		1,320,127

Automobile ABS — 7.7%
American Credit Acceptance Receivables Trust Series 2017-4, Class C, 2.940% 1/10/24 (a)	770,000	770,365
Series 2019-1, Class C, 3.500% 4/14/25 (a)	675,000	687,775
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class B, 3.700% 3/20/23 (a)	123,000	126,095
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	233,000	236,945
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B 3.630% 1/19/24 (a)	180,000	186,494
CPS Auto Trust Series 2018-A, Class A, 2.160% 5/17/21 (a)	33,413	33,383
Series 2019-A, Class A, 3.180% 6/15/22 (a)	219,707	220,840
Series 2018-C, Class B, 3.430% 7/15/22 (a)	180,000	181,377
Drive Auto Receivables Trust Series 2017-2, Class C, 2.750% 9/15/23	78,657	78,708
Series 2017-1, Class C, 2.840% 4/15/22	137,533	137,644
Series 2018-2, Class B, 3.220% 4/15/22	178,817	179,119
Series 2018-4, Class C, 3.660% 11/15/24	230,000	233,034
Series 2019-1, Class C, 3.780% 4/15/25	525,000	535,901
DT Auto Owner Trust Series 2018-1A, Class B, 3.040% 1/18/22 (a)	290,000	290,459
Series 2019-1A, Class C, 3.610% 11/15/24 (a)	100,000	101,667
Exeter Automobile Receivables Trust Series 2018-1A, Class B, 2.750% 4/15/22 (a)	263,318	263,468

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-3A, Class B, 2.840% 8/16/21 (a)	$118,079	$118,126
Series 2018-2A, Class B, 3.270% 5/16/22 (a)	250,000	250,694
Series 2019-1A, Class B, 3.450% 2/15/23 (a)	165,000	166,938
Series 2015-2A, Class C, 3.900% 3/15/21 (a)	228,788	229,248
First Investors Auto Owner Trust Series 2017-3A, Class B, 2.720% 4/17/23 (a)	340,000	341,698
Series 2018-1A, Class A2, 3.220% 1/17/23 (a)	290,000	292,237
Flagship Credit Auto Trust Series 2016-4, Class B, 2.410% 10/15/21 (a)	669,236	668,899
Series 2018-1, Class A, 2.590% 6/15/22 (a)	332,432	332,544
Series 2017-1, Class B, 2.830% 3/15/23 (a)	540,545	540,865
Series 2017-4, Class C, 2.920% 11/15/23 (a)	650,000	649,483
Series 2018-1, Class B, 3.130% 1/17/23 (a)	1,250,000	1,258,599
GLS Auto Receivables Trust, Series 2018-3A, Class A 3.350% 8/15/22 (a)	204,273	205,373
Hertz Fleet Lease Funding LP, Series 2019-1, Class D 3.440% 1/10/33 (a)	649,000	656,379
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.290% 2/25/24 (a)	1,560,000	1,588,232
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	910,000	917,499
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	770,000	784,989
Hertz Vehicle Financing LLC, Series 2018-3A, Class B 4.370% 7/25/24 (a)	330,000	344,529
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (a)	84,765	84,716
Oscar US Funding Trust IX LLC, Series 2018-2A, Class A4 3.630% 9/10/25 (a)	260,000	269,506
Oscar US Funding Trust VI, Series 2017-1A, Class A3 2.820% 6/10/21 (a)	187,042	187,213
Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A 2.910% 4/12/21 (a)	142,275	142,376

	Principal Amount	Value
Oscar US Funding X LLC, Series 2019-1A, Class A4 3.270% 5/11/26 (a)	$500,000	$514,223
Securitized Equipment Receivable 3.760% 10/11/24	270,000	270,507
4.200% 10/11/24	310,000	311,403
Tesla Auto Lease Trust Series 2018-A, Class B, 2.750% 2/20/20 (a)	150,000	149,976
Series 2018-B, Class A, 3.710% 8/20/21 (a)	150,214	152,429

		15,691,955

Commercial MBS — 3.3%
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 3.744% FRN 9/15/34 (a)	130,000	129,842
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 3.644% FRN 7/15/35 (a)	770,000	770,255
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 3.894% FRN 7/15/35 (a)	950,000	949,976
BX Commercial Mortgage Trust, Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 4.094% FRN 11/15/35 (a)	844,609	848,302
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150% 4.544% FRN 12/15/37 (a)	545,194	549,976
COMM Mortgage Trust Series 2015-DC1, Class AM, 3.724% 2/10/48	180,000	186,946
Series 2015-DC1, Class B, 4.035% VRN 2/10/48 (b)	333,000	345,122
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	97,914	98,019
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. LIBOR + 1.600% 3.994% FRN 5/15/36 (a)	200,000	200,566
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.830% VRN 7/10/38 (b)	97,819	98,582
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000% 3.394% FRN 6/15/32 (a)	1,030,629	1,031,571

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. LIBOR + 1.800% 4.194% FRN 5/15/36 (a)	$251,000	$250,997
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B 3.769% 2/15/46	250,000	257,098
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D 4.057% 8/05/34 (a)	400,000	412,660
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180% 3.574% FRN 10/15/37 (a)	90,000	90,056
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.483% VRN 8/15/39 (b)	8,145	8,176
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, 3.144% FRN 2/15/35 (a) (b)	108,238	108,273
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (b)	172,921	174,025
VMC Finance LLC, Series 2018-FL1, Class A, 3.214% FRN 3/15/35 (a) (b)	188,742	189,011

		6,699,453

Home Equity ABS — 0.1%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 3.304% FRN 2/25/35	102,644	100,860
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 2.644% FRN 10/25/34 (a)	88,704	88,462

		189,322

Other ABS — 21.2%
321 Henderson Receivables I LLC Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 2.594% FRN 3/15/41 (a)	53,257	52,465
Series 2010-3A, Class A, 3.820% 12/15/48 (a)	201,778	209,964
AASET Trust Series 2017-1A, Class A, 3.967% 5/16/42 (a)	457,579	462,826
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	699,950	715,216
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	396,660	422,032

	Principal Amount	Value
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (a)	$500,000	$501,914
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	289,500	305,581
Ascentium Equipment Receivables, Series 2019-1A, Class D 3.470% 5/12/25 (a)	164,000	167,310
Ascentium Equipment Receivables Trust Series 2018-2A, Class B, 3.760% 5/10/24 (a)	709,000	737,898
Series 2018-2A, Class E, 5.180% 7/10/26 (a)	940,000	973,999
Avant Loans Funding Trust Series 2018-A, Class A, 3.090% 6/15/21 (a)	49,315	49,312
Series 2019-A, Class A, 3.480% 7/15/22 (a)	522,483	524,724
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 3.842% FRN 7/20/30 (a)	350,000	350,036
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (a)	25,336	25,337
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.940% 5/25/29 (a)	144,427	145,412
Series 2019-A, Class B, 3.780% 9/26/33 (a)	365,733	372,405
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	268,250	274,030
Capital Automotive LLC, Series 2012-1A, Class A1 3.870% 4/15/47 (a)	254,367	259,096
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	324,168	326,854
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	10,562	10,544
CLI Funding VI LLC, Series 2017-1A, Class A 3.620% 5/18/42 (a)	465,111	472,764
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.864% FRN 9/25/34	8,532	8,166
DB Master Finance LLC Series 2019-1A, Class A2I, 3.787% 5/20/49 (a)	276,000	286,972
Series 2019-1A, Class A2II, 4.021% 5/20/49 (a)	326,000	336,252
Denali Capital CLO X LLC, Series 2013-1A, Class A1, 3.636% FRN 10/26/27 (a) (b)	350,000	349,497
Diamond Resorts Owner Trust Series 2016-1, Class A, 3.080% 11/20/28 (a)	298,462	300,226

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1, Class A, 3.700% 1/21/31 (a)	$256,683	$259,796
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A2II, 3.082% 7/25/47 (a)	343,875	342,596
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	356,400	365,944
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.637% FRN 7/15/23 (a)	26,553	26,660
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.690% 3/25/30 (a)	161,744	162,702
Series 2016-A, Class A, 2.730% 4/25/28 (a)	291,922	291,317
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	51,928	51,321
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3.995% FRN 4/20/31 (a) (b)	350,000	349,976
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	200,793	202,367
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.592% FRN 4/20/31 (a) (b)	600,000	593,777
Global SC Finance II SRL, Series 2013-1A, Class A 2.980% 4/17/28 (a)	113,083	113,300
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	262,005	269,089
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (a)	376,723	383,955
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	331,427	345,966
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	319,284	332,894
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 3.049% FRN 4/25/35	5,007	4,992
Hero Funding Trust Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	246,951	251,076
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	247,386	256,887
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	548,016	567,924
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	444,735	468,460

	Principal Amount	Value
Hilton Grand Vacations Trust Series 2014-AA, Class A, 1.770% 11/25/26 (a)	$67,345	$66,972
Series 2013-A, Class A, 2.280% 1/25/26 (a)	47,891	47,862
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	186,387	186,871
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (a)	208,203	213,380
KREF Ltd., Series 2018-FL1, Class AS, 3.744% FRN 6/15/36 (a) (b)	1,150,000	1,150,529
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400% 3.992% FRN 10/20/29 (a)	590,000	592,107
Lendmark Funding Trust Series 2017-1A, Class A, 2.830% 12/22/25 (a)	232,947	232,268
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	350,000	358,864
Madison Park Funding Ltd., Series 2015-19A, Class A2R 1/22/28 (a)	1,000,000	999,985
Madison Park Funding XXII Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480% 4.060% FRN 10/25/29 (a)	420,000	420,810
Mariner Finance Issuance Trust Series 2017-BA, Class A, 2.920% 12/20/29 (a)	900,000	901,030
Series 2017-AA, Class A, 3.620% 2/20/29 (a)	235,743	237,640
Series 2018-AA, Class A, 4.200% 11/20/30 (a)	903,000	927,682
Marlette Funding Trust Series 2018-2A, Class A, 3.060% 7/17/28 (a)	110,692	110,814
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	184,000	185,030
Series 2018-3A, Class A, 3.200% 9/15/28 (a)	320,365	321,453
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	146,000	148,140
Mosaic Solar Loans LLC Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	297,221	305,569
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	76,915	79,975
MVW Owner Trust Series 2013-1A, Class A, 2.150% 4/22/30 (a)	51,163	50,966
Series 2014-2, Class A, 2.250% 9/22/31 (a)	91,369	91,018

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, 3.847% FRN 1/15/28 (a) (b)	$250,000	$246,212
NP SPE II LLC, Series 2017-1A, Class A1 3.372% 10/21/47 (a)	157,006	160,693
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 3.107% 12/15/50 (a)	700,000	705,706
OCP CLO Ltd., Series 2015-8A, Class A2AR, 4.038% FRN 4/17/27 (a) (b)	650,000	649,258
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (a)	20,662	20,605
Series 2016-A, Class A, 2.610% 3/08/29 (a)	577,962	587,534
Series 2016-A, Class B, 2.910% 3/08/29 (a)	237,005	242,355
Series 2019-A, Class D, 4.930% 4/09/38 (a)	766,106	769,623
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	111,287	112,261
Riserva Clo Ltd., Series 2016-3A, Class BR, 3 mo. USD LIBOR + 1.700% 4.097% FRN 10/18/28 (a)	750,000	750,000
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	430,000	444,012
Sierra Timeshare Receivables Funding LLC Series 2014-3A, Class A, 2.300% 10/20/31 (a)	98,464	98,418
Series 2015-1A, Class A, 2.400% 3/22/32 (a)	195,037	194,472
Series 2015-3A, Class A, 2.580% 9/20/32 (a)	41,778	41,733
Series 2016-2A, Class B, 2.780% 7/20/33 (a)	153,047	154,037
Series 2017-1A, Class A, 2.910% 3/20/34 (a)	256,391	258,849
Series 2015-1A, Class B, 3.050% 3/22/32 (a)	237,738	237,932
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	16,068	16,145
Series 2018-1A, Class B, 4.236% 4/20/35	559,071	571,696
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	521,488	533,363
SoFi Consumer Loan Program LLC Series 2016-3, Class A, 3.050% 12/26/25 (a)	89,507	89,906
Series 2016-2A, Class A, 3.090% 10/27/25 (a)	94,336	94,574

	Principal Amount	Value
Series 2018-3, Class A1, 3.200% 8/25/27 (a)	$145,864	$146,337
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	328,246	331,209
Series 2015-2, Class A, 3.280% 9/15/23 (a)	14,383	14,385
Series 2017-2, Class A, 3.280% 2/25/26 (a)	220,548	222,403
SoFi Consumer Loan Program Trust, Series 2019-3, Class D 3.890% 5/25/28 (a)	772,000	781,754
Springleaf Funding Trust, Series 2016-AA, Class A 2.900% 11/15/29 (a)	775,666	776,437
Store Master Funding I-VII, Series 2018-1A, Class A3 4.400% 10/20/48 (a)	518,267	546,309
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800% 3.204% FRN 11/25/35 (a)	300,000	292,637
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (a)	995,000	1,030,785
TAL Advantage V LLC, Series 2014-2A, Class A2 3.330% 5/20/39 (a)	320,833	323,707
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	390,920	398,364
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 4.077% FRN 10/13/29 (a)	300,000	300,804
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	691,354	690,836
Trafigura Securitisation Finance PLC Series 2018-1A, Class A1, 3.124% FRN 3/15/22 (a) (b)	610,000	606,123
Series 2017-1A, Class B, 4.140% 12/15/20 (a)	260,000	261,119
Series 2018-1A, Class B, 4.290% 3/15/22 (a)	920,000	942,213
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3.662% FRN 10/20/28 (a) (b)	1,000,000	1,000,002
Trinity Rail Leasing LLC, Series 2019-1A, Class A 3.820% 4/17/49 (a)	677,800	696,181
Trinity Rail Leasing LP, Series 2018-1A, Class A1 3.820% 6/17/48 (a)	539,891	564,468

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	$113,961	$113,887
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	668,991	693,487
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	865,666	875,899
Triton Container Finance VI LLC, Series 2018-2A, Class A 4.190% 6/22/43 (a)	495,000	507,873
Upstart Securitization Trust, Series 2019-1, Class A 3.450% 4/20/26 (a)	293,134	294,072
VSE VOI Mortgage LLC Series 2016-A, Class A, 2.540% 7/20/33 (a)	329,926	329,608
Series 2018-A, Class C, 4.020% 2/20/36 (a)	239,823	246,133
Welk Resorts LLC Series 2015-AA, Class A, 2.790% 6/16/31 (a)	57,715	57,191
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	183,344	181,521
Westgate Resorts LLC Series 2017-1A, Class A, 3.050% 12/20/30 (a)	165,771	166,169
Series 2015-2A, Class A, 3.200% 7/20/28 (a)	69,346	69,241
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	308,910	312,193
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	251,205	262,257
Wingstop Funding LLC, Series 2018-1, Class A2 4.970% 12/05/48 (a)	129,675	135,488

		43,061,272

Student Loans ABS — 14.2%
Access Group, Inc. Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 3.104% FRN 7/25/56 (a)	205,392	202,562
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 7/25/58 (a)	140,000	131,591
AccessLex Institute Series 2004-A, Class A3, 28 day ARS 0.000%FRN 7/01/39	1,000,000	986,003
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.310% FRN 7/01/38	21,664	21,412

	Principal Amount	Value
College Ave Student Loans LLC, Series 2018-A, Class A1, 3.604% FRN 12/26/47 (a) (b)	$559,815	$558,090
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 3.087% FRN 1/15/37	195,210	182,792
Commonbond Student Loan Trust Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	204,405	207,083
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	230,000	$233,648
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	202,000	204,545
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	142,354	146,366
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (a)	73,666	71,522
DRB Prime Student Loan Trust Series 2015-A, Class A3, 2.320% 4/25/30	661	660
Series 2015-B, Class A3, 2.540% 4/27/26 (a)	11,349	11,299
Series 2015-A, Class A2, 3.060% 7/25/31 (a)	65,252	66,273
Series 2015-D, Class A2, 3.200% 1/25/40 (a)	472,876	478,556
Series 2015-D, Class A1, 4.130% 1/25/40 (a)	93,705	94,647
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.304% FRN 10/25/44 (a)	458,981	463,484
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.404% FRN 4/25/40 (a)	73,311	74,561
Earnest Student Loan Program LLC Series 2016-C, Class A2, 2.680% 7/25/35 (a)	217,632	217,592
Series 2016-D, Class A2, 2.720% 1/25/41 (a)	194,288	194,274
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.454% FRN 2/26/35 (a)	95,318	96,448
ECMC Group Student Loan Trust Series 2018-2A, Class A, 3.204% FRN 9/25/68 (a) (b)	515,757	509,815
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.604% FRN 12/27/66 (a)	814,837	818,329
EdLinc Student Loan Funding, Series 2017-A, Class A,, 4.350% FRN 12/01/47 (a) (b)	504,503	506,965

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Loan Asset-Backed Trust I, Series 2013-1, Class A1, 1 mo. USD LIBOR + .800% 3.204% FRN 6/25/26 (a)	$229,232	$229,400
ELFI Graduate Loan Program LLC Series 2018-A, Class A1, 3.154% FRN 8/25/42 (a) (b)	396,914	395,675
Series 2018-A, Class B, 4.000% 8/25/42 (a)	250,000	256,855
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS FRN 1/01/44 (a)	950,000	837,424
Laurel Road Prime Student Loan Trust Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	266,327	265,816
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	318,705	323,167
Navient Private Education Loan Trust Series 2018-BA, Class A2B, 3.114% FRN 12/15/59 (a) (b)	170,000	168,389
Series 2017-A, Class A2B, 3.294% FRN 12/16/58 (a) (b)	500,000	502,124
Navient Private Education Refi Loan Trust Series 2018-A, Class A1, 2.530% 2/18/42 (a)	261,673	262,360
Series 2019-A, Class A2A, 3.420% 1/15/43 (a)	291,000	301,310
Navient Student Loan Trust Series 2018-1A, Class A3, 3.124% FRN 3/25/67 (a) (b)	850,000	847,364
Series 2017-5A, Class A, 3.204% FRN 7/26/66 (a) (b)	320,456	318,741
Series 2019-1A, Class A2, 3.304% FRN 12/27/67 (a) (b)	400,000	398,131
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 3.554% FRN 7/26/66 (a)	750,000	757,671
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.654% FRN 6/25/65 (a)	615,702	622,621
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.704% FRN 3/25/66 (a)	560,000	569,658
Nelnet Private Education Loan Trust Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	135,767	136,679
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 4.154% FRN 12/26/40 (a)	188,541	187,521
Nelnet Student Loan Trust Series 2007-2A, Class A4A2, 28 day ARS 0.000%FRN 6/25/35 (a)	600,000	596,044

	Principal Amount	Value
Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.443% FRN 3/23/37	$209,782	$206,900
Series 2005-1, Class A5, 3 mo. USD LIBOR + .110% 2.690% FRN 10/25/33	203,102	200,535
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 10/25/47 (a)	270,000	258,761
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 6/25/54 (a)	130,000	127,644
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.354% FRN 11/25/65 (a)	473,235	471,701
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.718% FRN 2/15/45	344,939	325,114
SLM Student Loan Trust Series 2003-5, Class A7, 28 day ARS 0.000% FRN 6/15/30	50,000	50,000
Series 06-2, Class R, 0.000%1/25/41	1,396	684,040
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.681% FRN 1/27/42	1,043,734	959,895
Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.690% FRN 1/26/43	110,068	106,817
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.720% FRN 10/25/28	224,529	222,874
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.730% FRN 3/25/44	940,000	907,179
Series 2005-4, Class A4, 3 mo. USD LIBOR + .170% 2.750% FRN 7/25/40	350,000	330,316
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.790% FRN 10/25/40	412,684	384,544
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.800% FRN 3/25/44	650,967	612,441
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.870% FRN 1/25/44	562,892	526,230
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 2.880% FRN 7/25/25	128,222	127,528
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 2.880% FRN 1/25/41	417,376	390,715

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.890% FRN 1/25/55	$166,403	$155,523
Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550% 3.130% FRN 10/25/64 (a)	850,000	833,608
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 3.180% FRN 1/25/41	689,602	680,206
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 3.180% FRN 10/25/65 (a)	400,000	396,041
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.330% FRN 1/25/40	770,000	760,107
Series 2013-4, Class B, 1 mo. USD LIBOR + 1.500% 3.904% FRN 12/28/70	120,000	116,250
SMB Private Education Loan Trust Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 0.000%FRN 6/15/37 (a)	500,000	500,044
Series 2018-C, Class A2B, 3.144% FRN 11/15/35 (a) (b)	500,000	498,010
Series 2019-A, Class A2B, 3.264% FRN 7/15/36 (a) (b)	504,000	501,897
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 3.494% FRN 9/15/34 (a)	230,847	231,850
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 3.544% FRN 5/15/26 (a)	323,419	325,250
Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 3.844% FRN 2/17/32 (a)	101,041	102,178
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (a)	200	177,750
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	1,000,000	573,410
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	1,000,000	718,200
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	956,000	329,342
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	1,314,800	379,907
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 3.354% FRN 1/25/39 (a)	52,505	52,608
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.604% FRN 6/25/33 (a)	93,600	94,584

	Principal Amount	Value
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 4.154% FRN 8/25/36 (a)	$102,651	$104,357

		28,879,823

WL Collateral CMO — 5.8%
Angel Oak Mortgage Trust, Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (b)	450,000	452,286
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.658% VRN 8/25/34 (b)	4,718	4,676
Countrywide Home Loans, Inc. Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	764	725
Series 2004-2, Class 1A1, 4.616% VRN 2/25/34 (b)	3,472	3,285
Deephaven Residential Mortgage Trust Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	325,020	324,968
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (b)	621,016	631,196
Series 2018-3A, Class A3, 3.963% VRN 8/25/58 (a) (b)	538,722	550,950
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	759,238	776,176
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.310% VRN 8/25/34 (b)	1,101	1,098
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.071% VRN 8/25/34 (b)	7,442	7,239
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	372,601	377,945
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	560,518	566,795
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (b)	494,885	502,002
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	516,065	524,754
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (b)	395	378
Series 2003-A4, Class IA, 4.734% VRN 7/25/33 (b)	460	449
New Residential Mortgage Loan Trust Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (b)	292,766	301,999
Series 2019-NQM2, Class A3, 3.752% 4/25/49 (a)	229,522	234,732
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	704,780	721,928

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A 5.280% 2/25/23 (a)	$250,000	$250,400
PSMC Trust Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	549,263	557,660
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (b)	586,824	596,148
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	387,605	388,549
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	648,539	657,836
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (b)	517,842	525,267
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	300,628	307,539
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	724,550	741,202
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	458,624	469,658
Series 2018-7, Class A4, 4.000% VRN 9/25/48 (a) (b)	192,670	197,093
Series 2019-1, Class A4, 4.000% VRN 2/25/49 (a) (b)	161,220	164,921
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, 3.000% VRN 10/25/31 (a) (b)	694,333	696,304
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.554% VRN 3/25/34 (b)	4,020	3,942
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4, 3.500% VRN 7/25/48 (a) (b)	296,113	300,351
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.904% FRN 4/25/44	10,528	10,486

		11,850,937

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $106,986,079)		107,692,889

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.7%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp. Series 4720, Class A 3.000% 3/15/41	338,665	343,072

	Principal Amount	Value
Federal National Mortgage Association Series 2015-80, Class CA, 3.000% 4/25/40	$572,479	$580,150
Series 2015-63, Class KA, 3.000% 1/25/41	271,813	276,042
Government National Mortgage Association (b) Series 2014-131, Class BW 3.893% 5/20/41	105,936	112,303

		1,311,567

Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #C01079 7.500% 10/01/30	232	267
Pool #C01135 7.500% 2/01/31	958	1,107
Federal National Mortgage Association Pool #725692 1 year CMT + 2.137% 4.501% FRN 10/01/33	15,380	16,183
Pool #775539 12 mo. USD LIBOR + 1.644% 4.519% FRN 5/01/34	7,998	8,379
Pool #888586 1 year CMT + 2.199% 4.597% FRN 10/01/34	17,710	18,642
Pool #575667 7.000% 3/01/31	2,248	2,606
Pool #529453 7.500% 1/01/30	481	557
Pool #531196 7.500% 2/01/30	58	66
Pool #535996 7.500% 6/01/31	1,022	1,180
Pool #252926 8.000% 12/01/29	23	26
Pool #532819 8.000% 3/01/30	29	33
Pool #534703 8.000% 5/01/30	487	563
Pool #253437 8.000% 9/01/30	26	30
Pool #253481 8.000% 10/01/30	12	14
Pool #596656 8.000% 8/01/31	91	92
Pool #602008 8.000% 8/01/31	734	850
Pool #190317 8.000% 8/01/31	546	633
Pool #597220 8.000% 9/01/31	596	696
Government National Mortgage Association Pool #371146 7.000% 9/15/23	53	55
Pool #352022 7.000% 11/15/23	762	814
Pool #491089 7.000% 12/15/28	1,524	1,669
Pool #478658 7.000% 5/15/29	395	450
Pool #500928 7.000% 5/15/29	753	855
Pool #499410 7.000% 7/15/29	230	263
Pool #510083 7.000% 7/15/29	163	185
Pool #493723 7.000% 8/15/29	461	528
Pool #581417 7.000% 7/15/32	2,230	2,567
Government National Mortgage Association II Pool #008746 1 year CMT + 1.500% 4.125% FRN 11/20/25	705	718
Pool #080136 1 year CMT + 1.500% 4.125% FRN 11/20/27	140	143

		60,171

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loans — 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 4.554% FRN 9/25/31 (a) (b)	$60,000	$60,314

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,429,373)		1,432,052

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bonds & Notes — 4.8%
U.S. Treasury Note 8.000% 11/15/21 (d)	8,520,000	9,738,760

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,756,041)		9,738,760

TOTAL BONDS & NOTES (Cost $189,281,664)		191,347,231

TOTAL PURCHASED OPTIONS (#) — 1.0% (Cost $2,011,623)		2,034,555

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (e)	599,265	599,265

TOTAL MUTUAL FUNDS (Cost $599,265)		599,265

TOTAL LONG-TERM INVESTMENTS (Cost $191,892,552)		193,981,051

SHORT-TERM INVESTMENTS — 3.4%
Commercial Paper — 3.4%
American Electric Power, Inc. 2.642% 7/24/19 (a)	1,000,000	998,169
Bell Canada 2.917% 7/12/19 (a)	400,000	399,592
FMC Tech, Inc. 2.651% 8/26/19 (a)	1,500,000	1,493,638
NextEra Energy Capital Holdings, Inc. 2.646% 8/20/19 (a)	2,000,000	1,992,409

	Principal Amount	Value
Suncor Energy, Inc. 2.658% 8/16/19 (a)	$2,000,000	$1,992,998

		6,876,806

TOTAL SHORT-TERM INVESTMENTS (Cost $6,877,028)		6,876,806

TOTAL INVESTMENTS — 98.7% (Cost $198,769,580) (f)		200,857,857

Other Assets/(Liabilities) — 1.3%		2,720,705

NET ASSETS — 100.0%		$203,578,562

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $116,378,725 or 57.17% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2019.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $586,673 or 0.29% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

(#) Purchased Swaptions contracts

Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD 6,340,000	$384,443	$67,492

10 Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD 7,310,000	493,877	142,997

								878,320	210,489

Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD 12,910,000	$570,890	$(74,520)

10 -Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD 14,580,000	585,345	(113,037)

								1,156,235	(187,557)

								$2,034,555	$22,932

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	9/19/19	195	$24,418,274	$535,632

Short
90 Day Eurodollar	9/16/19	3	$(730,303)	$(4,660)
U.S. Treasury Ultra 10 Year	9/19/19	79	(10,620,924)	(290,951)
U.S. Treasury Note 2 Year	9/30/19	164	(35,051,113)	(238,356)
U.S. Treasury Note 5 Year	9/30/19	526	(61,345,485)	(804,703)
90 Day Eurodollar	12/16/19	3	(730,078)	(5,597)
90 Day Eurodollar	3/16/20	2	(487,093)	(4,357)
90 Day Eurodollar	6/15/20	2	(487,381)	(4,519)
90 Day Eurodollar	9/14/20	2	(487,593)	(4,632)
90 Day Eurodollar	12/14/20	2	(487,568)	(4,657)
90 Day Eurodollar	3/15/21	2	(487,743)	(4,607)
90 Day Eurodollar	9/13/21	3	(731,728)	(6,422)
90 Day Eurodollar	3/14/22	3	(731,503)	(6,197)
90 Day Eurodollar	9/19/22	3	(731,203)	(5,935)
90 Day Eurodollar	3/13/23	2	(487,168)	(3,932)
90 Day Eurodollar	12/18/23	3	(730,078)	(5,634)
90 Day Eurodollar	12/16/24	7	(1,701,414)	(12,360)

				$(1,407,519)

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

OTC Credit Default Swaps — Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International*	BBB-	5/11/63	USD	410,000	$(41,160)	$253	$(41,413)

CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International*	BBB-	5/11/63	USD	410,000	(41,161)	(35,506)	(5,655)

CMBX.NA.6†	3.000%	Monthly	Goldman Sachs International*	BBB-	5/11/63	USD	150,000	(15,059)	(12,018)	(3,041)

								$(97,380)	$(47,271)	$(50,109)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

2.499%	Semi-Annually	3-Month USD-LIBOR-BBA	Quarterly	6/13/43	USD	1,200,000	$(5,039)	$—	$(5,039)

Collateral for swap agreements held by Credit Suisse International amounted to $53,097 in securities at June 30, 2019.

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

Country weightings, as a percentage of net assets, is as follows:

United States	81.6%
Cayman Islands	5.1%
Ireland	1.7%
Japan	1.2%
Netherlands	1.1%
Bermuda	0.9%
United Kingdom	0.9%
Luxembourg	0.8%
Canada	0.7%
Spain	0.4%
Sweden	0.4%
Australia	0.4%
Barbados	0.1%

Total Long-Term Investments	95.3%
Short-Term Investments and Other Assets and Liabilities	4.7%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 3.7%
Iron & Steel — 1.2%
Allegheny Technologies, Inc. (a)	53,815	$1,356,138

Mining — 2.5%
Compass Minerals International, Inc.	20,160	1,107,792
Kaiser Aluminum Corp.	17,325	1,691,093

		2,798,885

		4,155,023

Communications — 2.9%
Internet — 2.0%
Etsy, Inc. (a)	17,110	1,050,041
Q2 Holdings, Inc. (a)	15,310	1,169,071

		2,219,112

Media — 0.8%
Houghton Mifflin Harcourt Co. (a)	168,450	970,272

Telecommunications — 0.1%
Pagerduty, Inc. (a)	3,220	151,501

		3,340,885

Consumer, Cyclical — 13.5%
Airlines — 1.0%
Spirit Airlines, Inc. (a)	23,160	1,105,427

Auto Manufacturers — 0.8%
Navistar International Corp. (a)	25,350	873,308

Auto Parts & Equipment — 1.3%
Visteon Corp. (a)	25,680	1,504,334

Distribution & Wholesale — 1.2%
Dorman Products, Inc. (a)	16,340	1,423,868

Retail — 9.2%
AutoNation, Inc. (a)	33,830	1,418,830
BJ’s Wholesale Club Holdings, Inc. (a)	62,500	1,650,000
Jack in the Box, Inc.	17,770	1,446,300
Nu Skin Enterprises, Inc. Class A	23,010	1,134,853
Suburban Propane Partners LP	79,870	1,940,042
Texas Roadhouse, Inc.	29,910	1,605,270
The Wendy’s Co.	62,560	1,224,925

		10,420,220

		15,327,157

Consumer, Non-cyclical — 19.2%
Biotechnology — 1.6%
Emergent BioSolutions, Inc. (a)	21,680	1,047,361
Ligand Pharmaceuticals, Inc. (a)	6,420	732,843

		1,780,204

	Number of Shares	Value
Commercial Services — 6.2%
ASGN, Inc. (a)	36,611	$2,218,627
Korn Ferry	55,741	2,233,542
Monro, Inc.	16,800	1,433,040
Paylocity Holding Corp. (a)	11,860	1,112,705

		6,997,914

Health Care – Products — 5.4%
Adaptive Biotechnologies Corp. (a)	3,483	168,229
AtriCure, Inc. (a)	21,610	644,842
Inspire Medical Systems, Inc. (a)	18,829	1,141,979
Intersect ENT, Inc. (a)	25,530	581,063
Quidel Corp. (a)	17,230	1,022,083
Repligen Corp. (a)	17,880	1,536,786
Wright Medical Group NV (a)	36,500	1,088,430

		6,183,412

Health Care – Services — 3.8%
Addus HomeCare Corp. (a)	13,402	1,004,480
LHC Group, Inc. (a)	16,320	1,951,545
Teladoc Health, Inc. (a) (b)	19,970	1,326,208

		4,282,233

Household Products & Wares — 1.0%
Acco Brands Corp.	149,980	1,180,343

Pharmaceuticals — 1.2%
Senseonics Holdings, Inc. (a) (b)	126,800	258,672
TherapeuticsMD, Inc. (a) (b)	124,460	323,596
uniQure NV (a)	9,660	754,929

		1,337,197

		21,761,303

Energy — 3.1%
Energy – Alternate Sources — 0.6%
Renewable Energy Group, Inc. (a)	41,049	651,037

Oil & Gas — 1.7%
Matador Resources Co. (a)	71,175	1,414,959
Range Resources Corp. (b)	69,400	484,412

		1,899,371

Pipelines — 0.8%
Noble Midstream Partners LP (c)	28,665	953,398

		3,503,806

Financial — 21.8%
Banks — 5.6%
The Bank of NT Butterfield & Son Ltd.	32,759	1,112,496
BankUnited, Inc.	16,639	561,400
Cathay General Bancorp	20,640	741,182
Chemical Financial Corp.	26,132	1,074,287
Customers Bancorp, Inc. (a)	28,660	601,860

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Heritage Financial Corp.	31,000	$915,740
IBERIABANK Corp.	17,920	1,359,232

		6,366,197

Diversified Financial Services — 2.6%
Federated Investors, Inc. Class B	26,550	862,875
Focus Financial Partners, Inc. Class A (a)	16,410	448,157
Stifel Financial Corp.	28,230	1,667,264

		2,978,296

Insurance — 1.8%
James River Group Holdings Ltd.	20,765	973,879
ProAssurance Corp.	29,520	1,065,967

		2,039,846

Real Estate Investment Trusts (REITS) — 6.8%
Brandywine Realty Trust	101,210	1,449,327
DiamondRock Hospitality Co.	108,950	1,126,543
EPR Properties	15,090	1,125,563
Four Corners Property Trust, Inc.	73,430	2,006,842
National Storage Affiliates Trust	68,130	1,971,682

		7,679,957

Savings & Loans — 5.0%
Berkshire Hills Bancorp, Inc.	29,250	918,157
OceanFirst Financial Corp.	41,460	1,030,281
Pacific Premier Bancorp, Inc.	22,160	684,301
Sterling Bancorp	40,410	859,925
WSFS Financial Corp.	52,097	2,151,606

		5,644,270

		24,708,566

Industrial — 16.4%
Building Materials — 2.4%
Masonite International Corp. (a)	25,133	1,324,007
Summit Materials, Inc. Class A (a)	73,829	1,421,208

		2,745,215

Electrical Components & Equipment — 3.0%
Energizer Holdings, Inc.	34,240	1,323,034
Generac Holdings, Inc. (a)	29,810	2,069,112

		3,392,146

Electronics — 0.8%
Atkore International Group, Inc. (a)	34,860	901,828

Engineering & Construction — 2.5%
KBR, Inc.	63,156	1,575,111
TopBuild Corp. (a)	14,910	1,233,951

		2,809,062

Environmental Controls — 2.1%
Advanced Disposal Services, Inc. (a)	36,478	1,164,013
Evoqua Water Technologies Corp. (a)	86,170	1,227,061

		2,391,074

Machinery – Diversified — 0.5%
The Manitowoc Co., Inc. (a)	30,487	542,669

	Number of Shares	Value
Metal Fabricate & Hardware — 1.9%
Mayville Engineering Co., Inc. (a)	33,560	$463,128
Rexnord Corp. (a)	55,410	1,674,490

		2,137,618

Miscellaneous – Manufacturing — 0.9%
EnPro Industries, Inc.	15,280	975,475

Transportation — 1.8%
CryoPort, Inc. (a) (b)	26,470	484,930
Genesee & Wyoming, Inc. Class A (a)	16,050	1,605,000

		2,089,930

Trucking & Leasing — 0.5%
The Greenbrier Cos., Inc.	19,000	577,600

		18,562,617

Technology — 13.7%
Computers — 3.0%
CACI International, Inc. Class A (a)	10,731	2,195,455
Perspecta, Inc.	54,368	1,272,755

		3,468,210

Semiconductors — 4.1%
Brooks Automation, Inc.	38,410	1,488,387
MKS Instruments, Inc.	22,400	1,744,736
Semtech Corp. (a)	29,490	1,416,995

		4,650,118

Software — 6.6%
Blackline, Inc. (a)	11,620	621,786
Bottomline Technologies de, Inc. (a)	19,230	850,735
Envestnet, Inc. (a)	14,650	1,001,621
j2 Global, Inc. (b)	24,111	2,143,227
Zynga, Inc. Class A (a)	460,772	2,824,532

		7,441,901

		15,560,229

Utilities — 4.2%
Electric — 2.5%
Avista Corp.	27,400	1,222,040
Black Hills Corp.	10,240	800,461
NorthWestern Corp.	10,930	788,599

		2,811,100

Gas — 1.7%
South Jersey Industries, Inc.	56,150	1,893,940

		4,705,040

TOTAL COMMON STOCK (Cost $93,694,370)		111,624,626

TOTAL EQUITIES (Cost $93,694,370)		111,624,626

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 4.1%
Diversified Financial Services — 4.1%
State Street Navigator Securities Lending Prime Portfolio (d)	4,599,507	$4,599,507

TOTAL MUTUAL FUNDS (Cost $4,599,507)		4,599,507

TOTAL LONG-TERM INVESTMENTS (Cost $98,293,877)		116,224,133

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (e)	$1,300,497	1,300,497

TOTAL SHORT-TERM INVESTMENTS (Cost $1,300,497)		1,300,497

TOTAL INVESTMENTS — 103.7% (Cost $99,594,374) (f)		117,524,630

Other Assets/(Liabilities) — (3.7)%		(4,154,285)

NET ASSETS — 100.0%		$113,370,345

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $4,465,818 or 3.94% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).
(e)

Maturity value of $1,300,632. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $1,329,173.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 12.2%
Chemicals — 12.2%
The Chemours Co.	43,100	$1,034,400
Dow, Inc. (a)	21,000	1,035,510
DuPont de Nemours, Inc.	6,600	495,462
Ingevity Corp. (a)	6,639	698,224
Rayonier Advanced Materials, Inc.	4,600	29,854

		3,293,450

Communications — 11.9%
Media — 11.9%
Altice USA, Inc. Class A (a)	54,700	1,331,945
Cable One, Inc.	500	585,495
Liberty Broadband Corp. Class A (a)	3,500	359,940
Liberty Latin America Ltd. Class A (a)	54,100	932,143

		3,209,523

Consumer, Cyclical — 4.2%
Apparel — 2.0%
Kontoor Brands, Inc. (a)	18,900	529,578

Home Furnishing — 1.5%
Hamilton Beach Brands Holding Co. Class A	21,200	403,860

Leisure Time — 0.2%
Brunswick Corp.	1,500	68,835

Retail — 0.5%
J Alexander’s Holdings, Inc. (a)	11,500	129,145

		1,131,418

Consumer, Non-cyclical — 28.0%
Commercial Services — 12.8%
Corteva, Inc. (a)	6,600	195,162
PayPal Holdings, Inc. (a)	28,456	3,257,074

		3,452,236

Health Care – Products — 7.8%
Danaher Corp.	5,400	771,768
Varex Imaging Corp. (a)	7,500	229,875
West Pharmaceutical Services, Inc.	8,920	1,116,338

		2,117,981

Pharmaceuticals — 7.4%
Zoetis, Inc.	17,501	1,986,188

		7,556,405

Energy — 1.5%
Oil & Gas — 1.5%
Murphy USA, Inc. (a)	5,000	420,150

Financial — 4.8%
Banks — 0.5%
City Holding Co.	1,809	137,954

	Number of Shares	Value
Diversified Financial Services — 1.2%
Synchrony Financial	9,540	$330,752

Real Estate Investment Trusts (REITS) — 3.1%
Four Corners Property Trust, Inc.	10,300	281,499
Gaming and Leisure Properties, Inc.	13,900	541,822

		823,321

		1,292,027

Industrial — 27.4%
Electronics — 16.1%
Allegion PLC	8,500	939,675
Fortive Corp.	5,900	480,968
Honeywell International, Inc.	3,060	534,245
Keysight Technologies, Inc. (a)	25,949	2,330,480
nVent Electric PLC	2,340	58,009
Resideo Technologies, Inc. (a)	510	11,179

		4,354,556

Engineering & Construction — 8.5%
Arcosa, Inc.	51,488	1,937,494
Jacobs Engineering Group, Inc.	4,100	345,999

		2,283,493

Machinery – Construction & Mining — 2.8%
Oshkosh Corp.	9,202	768,275

		7,406,324

Technology — 8.3%
Computers — 8.3%
DXC Technology Co.	29,874	1,647,551
Perspecta, Inc.	25,437	595,480

		2,243,031

TOTAL COMMON STOCK (Cost $22,205,988)		26,552,328

TOTAL EQUITIES (Cost $22,205,988)		26,552,328

TOTAL LONG-TERM INVESTMENTS (Cost $22,205,988)		26,552,328

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (b)	$433,579	$433,579

TOTAL SHORT-TERM INVESTMENTS (Cost $433,579)		433,579

TOTAL INVESTMENTS — 99.9% (Cost $22,639,567) (c)		26,985,907

Other Assets/(Liabilities) — 0.1%		30,321

NET ASSETS — 100.0%		$27,016,228

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $433,625. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $443,058.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.3%

COMMON STOCK — 92.7%
Bermuda — 3.2%
Credicorp Ltd.	12,690	$2,904,868
Jardine Strategic Holdings Ltd.	47,289	1,804,370

		4,709,238

Brazil — 4.0%
Atacadao SA	235,400	1,348,663
B3 SA – Brasil Bolsa Balcao	153,065	1,493,201
Itau Unibanco Holding SA Sponsored ADR	72,515	683,091
Natura Cosmeticos SA	62,100	913,561
Vale SA Sponsored ADR	104,110	1,399,238

		5,837,754

Cayman Islands — 18.6%
Alibaba Group Holding Ltd. Sponsored ADR (a)	58,578	9,926,042
Baozun, Inc. (a) (b)	8,220	409,849
BeiGene Ltd. ADR (a)	757	93,830
Hansoh Pharmaceutical Group Co. Ltd. (c)	132,000	348,938
Huazhu Group Ltd. ADR	102,862	3,728,747
Hutchison China MediTech Ltd. ADR (a) (b)	11,467	252,274
Innovent Biologics, Inc. (a) (c)	204,000	689,334
Meituan Dianping Class B (a)	432,400	3,793,973
Ping An Healthcare and Technology Co. Ltd. (a) (c)	8,670	36,207
StoneCo Ltd. Class A (a)	16,860	498,719
Sunny Optical Technology Group Co. Ltd.	42,300	438,672
Tencent Holdings Ltd.	101,759	4,603,630
Tencent Music Entertainment Group ADR (a)	31	465
Wuxi Biologics Cayman, Inc. (a) (c)	69,000	620,111
ZTO Express Cayman, Inc. ADR	97,910	1,872,039

		27,312,830

Chile — 1.2%
SACI Falabella	261,906	1,710,249

China — 5.0%
China International Capital Corp. Ltd. Class H (c)	300,800	607,807
Dong-E-E-Jiao Co. Ltd.	22,419	130,102
Jiangsu Hengrui Medicine Co. Ltd. Class A	325,660	3,132,528
Ping An Insurance Group Co. of China Ltd. Class A	175,262	2,266,760
Shanghai Junshi Bioscience Class H (a) (c)	49,000	187,737
Sinopharm Group Co. Ltd. Class H	284,900	1,003,955

		7,328,889

	Number of Shares	Value
Colombia — 0.5%
Grupo Aval Acciones y Valores SA ADR	95,240	$759,063

Egypt — 0.5%
Commercial International Bank Egypt SAE	161,182	704,806

France — 6.2%
Kering SA	10,175	6,018,968
LVMH Moet Hennessy Louis Vuitton SE	7,256	3,088,818

		9,107,786

Hong Kong — 5.0%
AIA Group Ltd.	430,200	4,650,739
Hong Kong Exchanges & Clearing Ltd.	74,159	2,621,217

		7,271,956

India — 10.5%
Bandhan Bank Ltd. (c)	24,074	189,028
Biocon Ltd.	140,920	512,997
Cholamandalam Investment and Finance Co. Ltd.	125,035	516,243
Housing Development Finance Corp. Ltd.	172,495	5,483,656
Kotak Mahindra Bank Ltd.	219,772	4,711,070
Oberoi Realty Ltd.	53,172	465,262
Odisha Cement Ltd. (a)	17,322	262,663
Tata Consultancy Services Ltd.	58,806	1,898,439
UltraTech Cement Ltd.	332	21,870
Zee Entertainment Enterprises Ltd.	261,199	1,279,055

		15,340,283

Indonesia — 1.2%
Bank Central Asia Tbk PT	394,700	838,202
Indocement Tunggal Prakarsa Tbk PT	440,500	624,245
Semen Indonesia Persero Tbk PT	349,000	286,244

		1,748,691

Italy — 1.5%
Moncler SpA	20,441	873,954
PRADA SpA	420,400	1,300,273

		2,174,227

Mexico — 6.5%
Alsea SAB de CV (a)	254,574	502,682
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	419,255	643,286
Fomento Economico Mexicano SAB de CV	296,404	2,867,716
Fomento Economico Mexicano SAB de CV Sponsored ADR	10,880	1,052,640

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Grupo Aeroportuario del Sureste SAB de CV Class B	42,464	$689,114
Grupo Financiero Inbursa SAB de CV Class O	727,623	1,052,743
Grupo Mexico SAB de CV Series B	755,093	2,011,090
Wal-Mart de Mexico SAB de CV	270,433	738,156

		9,557,427

Netherlands — 1.1%
Steinhoff International Holdings NV (a) (b)	407,067	37,568
Yandex NV Class A (a)	40,599	1,542,762

		1,580,330

Philippines — 2.9%
Ayala Corp.	14,780	257,966
Ayala Land, Inc.	1,117,300	1,108,249
Jollibee Foods Corp.	72,760	400,267
SM Investments Corp.	93,945	1,776,855
SM Prime Holdings, Inc.	1,029,900	745,940

		4,289,277

Republic of Korea — 3.2%
Amorepacific Corp.	5,095	726,989
AMOREPACIFIC Group	5,286	285,629
LG Household & Health Care Ltd.	1,071	1,218,799
Samsung Biologics Co. Ltd. (a) (c)	3,540	982,062
Samsung Electronics Co. Ltd.	36,343	1,481,776

		4,695,255

Russia — 6.8%
LUKOIL PJSC Sponsored ADR	3,762	316,083
LUKOIL PJSC Sponsored ADR	16,783	1,416,897
MMC Norilsk Nickel PJSC	2,505	56,413
MMC Norilsk Nickel PJSC	1,100	248,750
MMC Norilsk Nickel PJSC ADR (Russia)	14,740	334,694
Novatek PJSC Sponsored GDR Registered	32,064	6,816,248
Polyus PJSC GDR (c) (d)	8,600	397,664
Sberbank of Russia PJSC	110,680	417,262

		10,004,011

South Africa — 2.6%
FirstRand Ltd.	584,072	2,843,526
Shoprite Holdings Ltd.	89,108	997,642

		3,841,168

Taiwan — 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	706,000	5,385,743

Thailand — 0.5%
Siam Commercial Bank PCL	152,300	692,781

Turkey — 1.4%
Akbank T.A.S. (a)	831,615	976,635

	Number of Shares	Value
Anadolu Efes Biracilik Ve Malt Sanayii AS	134,744	$462,865
BIM Birlesik Magazalar AS	23,269	320,066
Turkiye Garanti Bankasi AS (a)	207,608	326,380

		2,085,946

United Arab Emirates — 0.4%
DP World PLC	2,606	41,543
Emaar Properties PJSC	444,000	534,736

		576,279

United Kingdom — 3.0%
Glencore PLC	1,280,801	4,456,838

United States — 3.2%
MercadoLibre, Inc. (a)	1,460	893,184
Yum China Holdings, Inc.	81,210	3,751,902

		4,645,086

TOTAL COMMON STOCK (Cost $117,073,845)		135,815,913

PREFERRED STOCK — 2.6%
Brazil — 1.1%
Lojas Americanas SA 0.410%	382,100	1,638,872

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	503,840	38,321

Singapore — 1.5%
Grab Holdings, Inc. (a) (d) (e)	350,542	2,160,355

TOTAL PREFERRED STOCK (Cost $3,993,881)		3,837,548

TOTAL EQUITIES (Cost $121,067,726)		139,653,461

MUTUAL FUNDS — 0.5%
United States — 0.5%
State Street Navigator Securities Lending Prime Portfolio (f)	702,921	702,921

TOTAL MUTUAL FUNDS (Cost $702,921)		702,921

TOTAL LONG-TERM INVESTMENTS (Cost $121,770,647)		140,356,382

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.0%
Repurchase Agreement — 5.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/19, 1.250%, due 7/01/19 (g)	$7,355,541	$7,355,541

TOTAL SHORT-TERM INVESTMENTS (Cost $7,355,541)		7,355,541

TOTAL INVESTMENTS — 100.8% (Cost $129,126,188) (h)		147,711,923

Other Assets/(Liabilities) — (0.8)%		(1,116,121)

NET ASSETS — 100.0%		$146,595,802

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2019, was $685,435 or 0.47% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2019, the aggregate market value of these securities amounted to $4,058,888 or 2.77% of net assets.

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2019, these securities amounted to a value of $2,558,019 or 1.74% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending collateral. (Note 2).
(g)

Maturity value of $7,356,307. Collateralized by U.S. Government Agency obligations with a rate of 2.250%, maturity date of 4/15/22, and an aggregate market value, including accrued interest, of $7,506,515.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	26.4%
Consumer, Cyclical	18.4%
Communications	15.3%
Consumer, Non-cyclical	11.8%
Basic Materials	6.1%
Technology	6.0%
Energy	5.8%
Industrial	4.3%
Diversified	1.2%
Mutual Funds	0.5%

Total Long-Term Investments	95.8%
Short-Term Investments and Other Assets and Liabilities	4.2%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$23,507,156	$401,680,670
Repurchase agreements, at value (Note 2) (b)	7,342,709	18,398,325
Other short-term investments, at value (Note 2) (c)	-	16,229,191

Total investments (d)	30,849,865	436,308,186

Cash	273	452
Foreign currency, at value (e)	-	-
Receivables from:
Investments sold	-	844,139
Closed swap agreements, at value	-	-
Investments sold on a when-issued basis (Note 2)	-	80,300
Open forward contracts (Note 2)	7,605	-
Investment adviser (Note 3)	-	-
Fund shares sold	-	90,293
Collateral pledged for futures contracts (Note 2)	-	-
Collateral pledged for open swap agreements (Note 2)	-	-
Variation margin on open derivative instruments (Note 2)	75,985	-
Interest and dividends	5,627	2,833,942
Interest tax reclaim receivable	-	678
Foreign taxes withheld	10,143	-
Open swap agreements, at value (Note 2)	-	-

Total assets	30,949,498	440,157,990

Liabilities:
Payables for:
Investments purchased	-	11,242,267
Collateral held for reverse repurchase agreements (Note 2)	-	-
Collateral held for open purchased options (Note 2)	-	-
Reverse repurchase agreements (Note 2)	-	-
Foreign currency overdraft	326	-
Investments purchased on a when-issued basis (Note 2)	-	1,527,033
Fund shares repurchased	333	281,125
Securities on loan (Note 2)	958,578	2,865,220
Investment advisory fees	-	-
Open swap agreements, at value (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	1,536	26,824
Variation margin on open derivative instruments (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	13,424	130,552
Administration fees	3,356	48,957
Service fees	988	4,787
Commitment and Contingent Liabilities (Note 9)	-	-
Accrued expense and other liabilities	30,863	120,936

Total liabilities	1,009,404	16,247,701

Net assets	$29,940,094	$423,910,289

Net assets consist of:
Paid-in capital	$26,800,488	$419,751,931
Accumulated Gain (Loss)	3,139,606	4,158,358

Net assets	$29,940,094	$423,910,289

(a) Cost of investments:	$21,263,788	$393,004,115
(b) Cost of repurchase agreements:	$7,342,709	$18,398,325
(c) Cost of other short-term investments:	$-	$16,211,353
(d) Securities on loan with market value of:	$939,463	$2,807,154
(e) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short- Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund

$30,837,923	$130,303,475	$520,074,332	$193,981,051	$116,224,133	$26,552,328	$140,356,382
619,953	-	822,610	-	1,300,497	433,579	7,355,541
-	1,999,578	102,131,032	6,876,806	-	-	-

31,457,876	132,303,053	623,027,974	200,857,857	117,524,630	26,985,907	147,711,923

6,901	4,491,666	5,583	4,604,177	-	-	173
-	-	-	-	-	-	138,521

-	337,698	4,024,386	213,490	742,543	-	592,802
-	-	5,300	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	6,573	-	-	-	-	-
77	9,747	20,928	23,411	27,906	-	4,030
63,043	-	18,897	-	-	63,037	-
-	-	270,000	-	-	-	-
-	-	264	13,582	-	-	-
15,623	1,818,831	1,271,857	1,068,089	84,511	11,695	219,761
-	651	-	3,453	-	-	-
-	-	-	-	-	-	11,660
-	-	4,156	-	-	-	-

31,543,520	138,968,219	628,649,345	206,784,059	118,379,590	27,060,639	148,678,870

-	-	2,861,919	184,929	161,001	-	464,842
-	-	2,065,752	-	-	-	-
-	-	2,580,000	1,990,000	-	-	-
-	-	252,809,060	-	-	-	-
-	-	-	-	-	-	-
-	1,309,000	-	-	-	-	-
-	80,771	476,557	135,004	103,017	21	98,571
-	10,016,143	-	599,265	4,599,507	-	702,921
-	-	-	-	-	-	11,177
-	-	641,146	97,380	-	-	-
1,618	15,904	65,656	26,826	24,038	1,348	12,094
-	-	19,414	-	-	-	-

10,639	56,337	156,466	52,727	54,804	12,037	114,690
3,547	14,084	-	22,598	-	3,009	16,384
1,086	27,452	26,103	19,347	13,177	552	9,889
-	-	-	-	-	-	-
26,977	98,993	134,123	77,421	53,701	27,444	652,500

43,867	11,618,684	261,836,196	3,205,497	5,009,245	44,411	2,083,068

$31,499,653	$127,349,535	$366,813,149	$203,578,562	$113,370,345	$27,016,228	$146,595,802

$27,792,689	$134,743,351	$366,308,901	$208,158,374	$85,346,607	$21,671,834	$127,008,051
3,706,964	(7,393,816)	504,248	(4,579,812)	28,023,738	5,344,394	19,587,751

$31,499,653	$127,349,535	$366,813,149	$203,578,562	$113,370,345	$27,016,228	$146,595,802

$27,197,273	$134,328,208	$509,511,585	$191,892,552	$98,293,877	$22,205,988	$121,770,647
$619,953	$-	$822,610	$-	$1,300,497	$433,579	$7,355,541
$-	$1,999,719	$102,134,131	$6,877,028	$-	$-	$-
$-	$9,811,060	$-	$586,673	$4,465,818	$-	$685,435
$-	$-	$-	$-	$-	$-	$138,521

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Initial Class shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class II shares:
Net assets	$28,329,362	$415,786,627

Shares outstanding (a)	2,474,970	41,098,362

Net asset value, offering price and redemption price per share	$11.45	$10.12

Service Class shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class I shares:
Net assets	$1,610,732	$8,123,662

Shares outstanding (a)	141,671	805,240

Net asset value, offering price and redemption price per share	$11.37	$10.09

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short- Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund

$-	$-	$324,751,672	$-	$91,885,285	$-	$-

-	-	31,485,075	-	9,709,790	-	-

$-	$-	$10.31	$-	$9.46	$-	$-

$29,762,687	$82,722,351	$-	$173,040,355	$-	$26,110,192	$130,554,739

2,489,690	8,563,958	-	17,725,157	-	2,091,402	11,121,903

$11.95	$9.66	$-	$9.76	$-	$12.48	$11.74

$-	$-	$42,061,477	$-	$21,485,060	$-	$-

-	-	4,100,570	-	2,317,592	-	-

$-	$-	$10.26	$-	$9.27	$-	$-

$1,736,966	$44,627,184	$-	$30,538,207	$-	$906,036	$16,041,063

145,991	4,640,400	-	3,133,589	-	72,900	1,367,880

$11.90	$9.62	$-	$9.75	$-	$12.43	$11.73

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Investment income (Note 2):
Dividends (a)	$167,174	$267,064
Interest (b)	68,599	8,846,308
Securities lending net income	6,625	5,912

Total investment income	242,398	9,119,284

Expenses (Note 3):
Investment advisory fees	82,671	840,571
Custody fees	9,523	17,225
Interest expense	-	-
Audit fees	15,666	27,202
Legal fees	187	3,240
Proxy fees	1,069	317
Shareholder reporting fees	5,313	25,294
Trustees’ fees	667	10,350

	115,096	924,199
Administration fees:
Class II	19,535	309,933
Service Class I	1,133	5,281
Service fees:
Service Class	-	-
Service Class I	1,887	8,801

Total expenses	137,651	1,248,214
Expenses waived (Note 3):
Class II fees reimbursed by adviser	(11,952)	-
Service Class I fees reimbursed by adviser	(695)	-
Class II advisory fees waived	-	-
Service Class I advisory fees waived	-	-

Net expenses:	125,004	1,248,214

Net investment income (loss)	117,394	7,871,070

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	-	(1,848,724)
Futures contracts	1,475,503	-
Swap agreements	-	-
Foreign currency transactions	334	-
Forward contracts	(97,627)	-

Net realized gain (loss)	1,378,210	(1,848,724)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	2,149,413	20,535,052
Futures contracts	1,764,592	-
Swap agreements	-	-
Translation of assets and liabilities in foreign currencies	(434)	-
Forward contracts	138,054	-

Net change in unrealized appreciation (depreciation)	4,051,625	20,535,052

Net realized gain (loss) and change in unrealized appreciation (depreciation)	5,429,835	18,686,328

Net increase (decrease) in net assets resulting from operations	$5,547,229	$26,557,398

(a) Net of foreign withholding tax of:	$2,317	$-
(b) Net of foreign withholding tax of:	$-	$756
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short- Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund

$229,598	$-	$-	$-	$878,072	$129,166	$1,373,509
11,449	4,228,009	8,895,119	3,431,698	15,238	9,292	34,729
-	41,763	1,029	424	12,840	2	10,303

241,047	4,269,772	8,896,148	3,432,122	906,150	138,460	1,418,541

68,781	362,454	985,782	338,776	354,034	76,259	729,463
8,607	33,220	22,929	13,762	17,263	8,644	38,648
-	-	3,253,251	-	-	-	-
15,668	18,767	19,643	19,100	18,380	15,664	61,728
246	995	2,978	1,863	1,027	198	1,120
1,069	1,069	1,069	1,069	1,069	1,069	1,069
5,244	11,384	23,588	15,735	9,363	5,005	17,690
735	3,028	9,131	5,156	2,776	587	4,545

100,350	430,917	4,318,371	395,461	403,912	107,426	854,263

21,657	58,957	-	122,756	-	18,433	92,771
1,270	31,657	-	22,434	-	632	11,438

-	-	51,069	-	25,539	-	-
2,116	52,762	-	37,390	-	1,053	19,063

125,393	574,293	4,369,440	578,041	429,451	127,544	977,535

(10,577)	-	-	(1,997)	-	(11,753)	-
(622)	-	-	(403)	-	(403)	-
-	(35,496)	-	-	-	-	(24,739)
-	(18,975)	-	-	-	-	(3,050)

114,194	519,822	4,369,440	575,641	429,451	115,388	949,746

126,853	3,749,950	4,526,708	2,856,481	476,699	23,072	468,795

(562,269)	(1,380,011)	(382,120)	(213,492)	(1,083,772)	1,336,853	5,698,989
(69,502)	-	(251,547)	(1,502,440)	-	(49,070)	-
-	-	(95,876)	26,403	-	-	-
152	-	-	-	-	-	(14,652)
-	-	-	-	-	-	-

(631,619)	(1,380,011)	(729,543)	(1,689,529)	(1,083,772)	1,287,783	5,684,337

3,308,255	7,366,878	17,340,777	4,182,101	16,525,896	2,964,068	14,267,157 *
-	-	8,664	(154,811)	-	-	-
-	-	844,603	54,002	-	-	-
-	-	-	-	-	-	1,362
-	-	-	-	-	-	-

3,308,255	7,366,878	18,194,044	4,081,292	16,525,896	2,964,068	14,268,519

2,676,636	5,986,867	17,464,501	2,391,763	15,442,124	4,251,851	19,952,856

$2,803,489	$9,736,817	$21,991,209	$5,248,244	$15,918,823	$4,274,923	$20,421,651

$2,053	$-	$-	$-	$-	$-	$155,035
$-	$-	$-	$1,678	$-	$-	$-
$-	$-	$-	$-	$-	$-	$(124,501)

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Asset Momentum Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$117,394	$166,003
Net realized gain (loss)	1,378,210	1,134,373
Net change in unrealized appreciation (depreciation)	4,051,625	(6,219,657)

Net increase (decrease) in net assets resulting from operations	5,547,229	(4,919,281)

Distributions to shareholders (Note 2):
Class II	-	(2,557,803)
Service Class I	-	(151,157)

Total distributions	-	(2,708,960)

Net fund share transactions (Note 5):
Class II	-	2,557,803
Service Class I	(74,165)	291,123

Increase (decrease) in net assets from fund share transactions	(74,165)	2,848,926

Total increase (decrease) in net assets	5,473,064	(4,779,315)
Net assets
Beginning of period	24,467,030	29,246,345

End of period	$29,940,094	$24,467,030

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund		MML Equity Rotation Fund
Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

$7,871,070	$15,813,649	$126,853	$268,908
(1,848,724)	(5,234,890)	(631,619)	2,878,743
20,535,052	(11,038,461)	3,308,255	(5,948,845)

26,557,398	(459,702)	2,803,489	(2,801,194)

(4,692,185)	(14,819,194)	-	(4,188,659)
(77,286)	(177,628)	-	(231,195)

(4,769,471)	(14,996,822)	-	(4,419,854)

(25,979,964)	(11,521,018)	-	4,188,659
1,485,969	2,036,291	(13,905)	562,287

(24,493,995)	(9,484,727)	(13,905)	4,750,946

(2,706,068)	(24,941,251)	2,789,584	(2,470,102)

426,616,357	451,557,608	28,710,069	31,180,171

$423,910,289	$426,616,357	$31,499,653	$28,710,069

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML High Yield Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,749,950	$8,233,454
Net realized gain (loss)	(1,380,011)	(1,643,044)
Net change in unrealized appreciation (depreciation)	7,366,878	(10,924,124)

Net increase (decrease) in net assets resulting from operations	9,736,817	(4,333,714)

Distributions to shareholders (Note 2):
Initial Class	-	-
Class II	(1,294,746)	(5,680,654)
Service Class	-	-
Service Class I	(691,483)	(2,513,438)

Total distributions	(1,986,229)	(8,194,092)

Tax return of capital:
Class II	-	(6,656)
Service Class I	-	(2,945)

Total tax return of capital	-	(9,601)

Net fund share transactions (Note 5):
Initial Class	-	-
Class II	(1,978,909)	(7,539,088)
Service Class	-	-
Service Class I	2,053,163	5,034,958

Increase (decrease) in net assets from fund share transactions	74,254	(2,504,130)

Total increase (decrease) in net assets	7,824,842	(15,041,537)
Net assets
Beginning of period	119,524,693	134,566,230

End of period	$127,349,535	$119,524,693

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund		MML Short-Duration Bond Fund
Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

$4,526,708	$11,887,532	$2,856,481	$6,019,662
(729,543)	(3,068,220)	(1,689,529)	219,108
18,194,044	(14,539,111)	4,081,292	(2,925,035)

21,991,209	(5,719,799)	5,248,244	3,313,735

(380,906)	(11,103,254)	-	-
-	-	(1,451,868)	(5,711,370)
(49,010)	(1,280,315)	-	-
-	-	(252,939)	(824,955)

(429,916)	(12,383,569)	(1,704,807)	(6,536,325)

-	-	-	-
-	-	-	-

-	-	-	-

(6,300,608)	(49,944,538)	-	-
-	-	(2,560,245)	(38,248,832)
(1,753,465)	(2,734,289)	-	-
-	-	(667,937)	181,713

(8,054,073)	(52,678,827)	(3,228,182)	(38,067,119)

13,507,220	(70,782,195)	315,255	(41,289,709)

353,305,929	424,088,124	203,263,307	244,553,016

$366,813,149	$353,305,929	$203,578,562	$203,263,307

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small Cap Equity Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$476,699	$744,910
Net realized gain (loss)	(1,083,772)	9,414,671
Net change in unrealized appreciation (depreciation)	16,525,896	(21,256,999)

Net increase (decrease) in net assets resulting from operations	15,918,823	(11,097,418)

Distributions to shareholders (Note 2):
Initial Class	-	(12,792,106)
Class II	-	-
Service Class	-	(2,569,206)
Service Class I	-	-

Total distributions	-	(15,361,312)

Net fund share transactions (Note 5):
Initial Class	(3,732,903)	2,243,475
Class II	-	-
Service Class	149,826	5,572,732
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(3,583,077)	7,816,207

Total increase (decrease) in net assets	12,335,746	(18,642,523)
Net assets
Beginning of period	101,034,599	119,677,122

End of period	$113,370,345	$101,034,599

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund		MML Strategic Emerging Markets Fund
Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

$23,072	$135,555	$468,795	$462,116
1,287,783	2,021,038	5,684,337	3,052,532
2,964,068	(3,325,522)	14,268,519	(20,263,612)

4,274,923	(1,168,929)	20,421,651	(16,748,964)

-	-	-	-
-	(930,068)	-	(170,692)
-	-	-	-
-	(28,951)	-	-

-	(959,019)	-	(170,692)

-	-	-	-
-	930,068	(4,545)	31,922,391
-	-	-	-
13,480	231,795	(273,767)	1,317,632

13,480	1,161,863	(278,312)	33,240,023

4,288,403	(966,085)	20,143,339	16,320,367

22,727,825	23,693,910	126,452,463	110,132,096

$27,016,228	$22,727,825	$146,595,802	$126,452,463

MML Series Investment Fund II – Financial Statements (Continued)

Statement of Cash Flows

For the Period Ended June 30, 2019

MML Inflation- Protected and Income Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$21,991,209
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(137,097,098)
Investments sold	131,895,041
(Increase) Decrease to the principal amount of inflation-indexed bonds	(2,978,081)
(Purchase) Sale of short-term investments, net	38,613,177
Amortization (Accretion) of discount and premium, net	40,432
(Increase) Decrease in receivable from interest and dividends	376,451
(Increase) Decrease in receivable from open swap agreements, at value	(4,156)
(Increase) Decrease in receivable from closed swap agreements, at value	(5,300)
Increase (Decrease) in payable for Trustees’ fees and expenses	(27,700)
Increase (Decrease) in payable for investment advisory fees	(18,210)
Increase (Decrease) in payable for service fee	(1,485)
Increase (Decrease) in payable for open swap agreements, at value	(506,024)
Increase (Decrease) in collateral held for purchased options	(140,000)
Increase (Decrease) in payable for variation margin on open derivative instruments	(159,913)
Increase (Decrease) in payable for accrued expenses and other liabilities	(6,006)
Net change in unrealized (appreciation) depreciation on investments	(17,340,777)
Net realized (gain) loss from investments	382,120

Net cash from (used in) operating activities	35,013,680

Cash flows from (used in) financing activities:
Proceeds from shares sold	23,804,178
Payment on shares redeemed	(44,625,839)
Net Increase (Decrease) in reverse repurchase agreements	(16,271,035)
Increase (Decrease) in collateral held for reverse repurchase agreements	1,483,027

Net cash from (used in) financing activities	(35,609,669)

Net increase (decrease) in cash and restricted cash	(595,989)
Cash and restricted cash at beginning of period	890,469

Cash and restricted cash at end of period	$294,480

Non cash financing activities not included herein consist of:
Reinvestment of distributions	$429,916
Cash paid out for interest on reverse repurchase agreements	$3,617,657

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

	December 31, 2018	June 30, 2019
Cash	$22,382	$5,583
Collateral pledged for open futures contracts	-	18,897
Collateral pledged for open swap agreements	540,000	270,000
Collateral pledged for reverse repurchase agreements	328,087	-

Total cash and restricted cash as shown in the Statement of Cash Flows	$890,469	$294,480

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements

Financial Highlights (For a share outstanding throughout each period)

MML Asset Momentum Fund

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/19[r]	$9.33	$0.05		$2.07	$2.12	$-	$-	$-	$-	$11.45	22.72%	[b]	$28,329	0.99%	[a]	0.89%	[a]	0.87%	[a]
12/31/18	12.44	0.07		(2.05)	(1.98)	(0.02)	(1.11)	-	(1.13)	9.33	(16.69%	)	23,087	0.93%		0.80%		0.58%
12/31/17	10.32	0.05		3.40	3.45	(0.18)	(1.15)	-	(1.33)	12.44	33.92%		27,728	0.93%		0.80%		0.45%
12/31/16	9.43	0.02		0.94	0.96	(0.07)	-	-	(0.07)	10.32	10.20%		20,688	0.97%		0.80%		0.25%
12/31/15[g]	10.00	0.00	[d]	(0.56)	(0.56)	(0.00)[d]	-	(0.01)	(0.01)	9.43	(5.62%	)[b]	18,773	1.25%	[a]	0.80%	[a]	0.01%	[a]
Service Class I
6/30/19[r]	$9.28	$0.03		$2.06	$2.09	$-	$-	$-	$-	$11.37	22.52%	[b]	$1,611	1.24%	[a]	1.15%	[a]	0.61%	[a]
12/31/18	12.41	0.04		(2.05)	(2.01)	(0.01)	(1.11)	-	(1.12)	9.28	(16.93%	)	1,380	1.18%		1.05%		0.35%
12/31/17	10.29	0.02		3.41	3.43	(0.16)	(1.15)	-	(1.31)	12.41	33.77%		1,519	1.18%		1.05%		0.21%
12/31/16	9.42	0.01		0.92	0.93	(0.06)	-	-	(0.06)	10.29	9.85%		929	1.22%		1.05%		0.13%
12/31/15[g]	10.00	(0.02)		(0.56)	(0.58)	-	-	-	-	9.42	(5.80%	)[b]	232	1.50%	[a]	1.05%	[a]	(0.25%	)[a]

	Six months ended June 30, 2019[b,r]	Year ended December 31			Period ended December 31, 2015[b]
		2018	2017	2016
Portfolio turnover rate	0%	115%	19%	82%	141%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Dynamic Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/19[r]	$9.61	$0.18	$0.44	$0.62	$(0.11)	$-	$(0.11)	$10.12	6.48%	[b]	$415,787	0.59%	[a]	0.59%	[a,l]	3.75%	[a]
12/31/18	9.95	0.34	(0.35)	(0.01)	(0.33)	-	(0.33)	9.61	(0.10%	)	420,344	0.59%		0.59%	[l]	3.52%
12/31/17	9.89	0.30	0.14	0.44	(0.34)	(0.04)	(0.38)	9.95	4.45%		447,146	0.59%		0.59%	[l]	3.00%
12/31/16	9.71	0.33	0.15	0.48	(0.30)	-	(0.30)	9.89	4.94%		421,624	0.59%		0.59%	[l]	3.27%
12/31/15[g]	10.00	0.17	(0.30)	(0.13)	(0.16)	-	(0.16)	9.71	(1.34%	)[b]	400,385	0.61%	[a]	0.60%	[a]	2.78%	[a]
Service Class I
6/30/19[r]	$9.59	$0.17	$0.43	$0.60	$(0.10)	$-	$(0.10)	$10.09	6.33%	[b]	$8,124	0.84%	[a]	0.84%	[a,l]	3.50%	[a]
12/31/18	9.93	0.32	(0.35)	(0.03)	(0.31)	-	(0.31)	9.59	(0.33%	)	6,272	0.84%		0.84%	[l]	3.30%
12/31/17	9.88	0.28	0.12	0.40	(0.31)	(0.04)	(0.35)	9.93	4.11%		4,412	0.84%		0.84%	[l]	2.77%
12/31/16	9.71	0.31	0.14	0.45	(0.28)	-	(0.28)	9.88	4.67%		2,907	0.84%		0.84%	[l]	3.14%
12/31/15[g]	10.00	0.15	(0.29)	(0.14)	(0.15)	-	(0.15)	9.71	(1.45%	)[b]	382	0.86%	[a]	0.85%	[a]	2.39%	[a]

	Six months ended June 30, 2019[b,r]	Year ended December 31			Period ended December 31, 2015[b]
		2018	2017	2016
Portfolio turnover rate	29%	68%	100%	79%	106%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Rotation Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/19[r]	$10.89	$0.05	$1.01	$1.06	$-	$-	$-	$-	$11.95	9.73%	[b]	$29,763	0.81%	[a]	0.73%	[a]	0.84%	[a]
12/31/18	13.89	0.12	(1.23)	(1.11)	(0.12)	(1.77)	-	(1.89)	10.89	(8.86%	)	27,112	0.75%		0.65%		0.86%
12/31/17	11.28	0.10	3.30	3.40	(0.10)	(0.69)	-	(0.79)	13.89	30.09%		29,745	0.76%		0.65%		0.79%
12/31/16	9.71	0.13	1.57	1.70	(0.13)	-	-	(0.13)	11.28	17.48%		22,878	0.76%		0.65%		1.28%
12/31/15[g]	10.00	0.07	(0.29)	(0.22)	(0.06)	-	(0.01)	(0.07)	9.71	(2.18%	)[b]	19,462	0.96%	[a]	0.65%	[a]	1.06%	[a]
Service Class I
6/30/19[r]	$10.85	$0.03	$1.02	$1.05	$-	$-	$-	$-	$11.90	9.68%	[b]	$1,737	1.06%	[a]	0.98%	[a]	0.60%	[a]
12/31/18	13.85	0.08	(1.22)	(1.14)	(0.09)	(1.77)	-	(1.86)	10.85	(9.10%	)	1,598	1.00%		0.90%		0.61%
12/31/17	11.27	0.07	3.28	3.35	(0.08)	(0.69)	-	(0.77)	13.85	29.68%		1,435	1.01%		0.90%		0.57%
12/31/16	9.71	0.09	1.58	1.67	(0.11)	-	-	(0.11)	11.27	17.22%		431	1.01%		0.90%		0.92%
12/31/15[g]	10.00	0.05	(0.28)	(0.23)	(0.06)	-	(0.00)[d]	(0.06)	9.71	(2.32%	)[b]	127	1.21%	[a]	0.90%	[a]	0.80%	[a]

	Six months ended June 30, 2019[b,r]	Year ended December 31			Period ended December 31, 2015[b]
		2018	2017	2016
Portfolio turnover rate	98%	102%	63%	90%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/19[r]	$9.07	$0.29	$0.46	$0.75	$(0.16)	$-	$-	$(0.16)	$9.66	8.26%	[b]	$82,722	0.86%	[a]	0.77%	[a]	6.30%	[a]
12/31/18	10.01	0.62	(0.94)	(0.32)	(0.62)	-	(0.00)[d]	(0.62)	9.07	(3.40%	)	79,542	0.85%		0.75%		6.29%
12/31/17	9.93	0.69	0.11	0.80	(0.67)	-	(0.05)	(0.72)	10.01	8.22%		95,599	0.84%		0.74%		6.71%
12/31/16	9.17	0.71	0.76	1.47	(0.71)	-	-	(0.71)	9.93	16.48%		95,180	0.84%		0.74%		7.42%
12/31/15	9.98	0.65	(0.74)	(0.09)	(0.66)	(0.06)	(0.00)[d]	(0.72)	9.17	(1.13%	)	113,880	0.83%		0.71%		6.56%
12/31/14	11.03	0.72	(0.57)	0.15	(0.74)	(0.46)	-	(1.20)	9.98	1.05%		116,277	0.83%		0.69%		6.62%
Service Class I
6/30/19[r]	$9.04	$0.28	$0.45	$0.73	$(0.15)	$-	$-	$(0.15)	$9.62	8.12%	[b]	$44,627	1.11%	[a]	1.02%	[a]	6.04%	[a]
12/31/18	9.97	0.59	(0.92)	(0.33)	(0.60)	-	(0.00)[d]	(0.60)	9.04	(3.54%	)	39,983	1.10%		1.00%		6.04%
12/31/17	9.90	0.66	0.11	0.77	(0.66)	-	(0.04)	(0.70)	9.97	7.88%		38,967	1.09%		0.99%		6.45%
12/31/16	9.14	0.69	0.75	1.44	(0.68)	-	-	(0.68)	9.90	16.25%		30,946	1.09%		0.99%		7.19%
12/31/15	9.95	0.62	(0.73)	(0.11)	(0.64)	(0.06)	(0.00)[d]	(0.70)	9.14	(1.39%	)	26,416	1.08%		0.97%		6.31%
12/31/14	11.01	0.69	(0.58)	0.11	(0.71)	(0.46)	-	(1.17)	9.95	0.71%		25,255	1.08%		0.94%		6.38%

	Six months ended June 30, 2019[b,r]	Year ended December 31
		2018	2017	2016	2015	2014
Portfolio turnover rate	33%	39%	63%	59%	70%	79%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets (including Interest Expense)[p]		Ratio of expenses to average daily net assets (excluding Interest Expense)		Net investment income (loss) to average daily net assets (including Interest Expense)[p]
Initial Class
6/30/19[r]	$9.72	$0.13	$0.47	$0.60	$(0.01)	$-	$-	$(0.01)	$10.31	6.19%	[b]	$324,752	2.43%	[a]	0.60%	[a]	2.58%	[a]
12/31/18	10.16	0.30	(0.43)	(0.13)	(0.31)	-	-	(0.31)	9.72	(1.29%	)	311,927	2.08%		0.60%		2.97%
12/31/17	10.18	0.24	0.08	0.32	(0.28)	-	(0.06)	(0.34)	10.16	3.21%		377,984	1.50%		0.59%		2.33%
12/31/16	9.92	0.21	0.30	0.51	(0.25)	-	-	(0.25)	10.18	5.10%		375,135	1.13%		0.60%		2.00%
12/31/15	10.18	0.06	(0.20)	(0.14)	(0.12)	-	-	(0.12)	9.92	(1.41%	)	380,221	0.84%		0.59%		0.58%
12/31/14	10.35	0.19	0.16	0.35	(0.29)	(0.23)	-	(0.52)	10.18	3.45%		412,861	0.73%		0.60%		1.85%
Service Class
6/30/19[r]	$9.68	$0.11	$0.48	$0.59	$(0.01)	$-	$-	$(0.01)	$10.26	6.12%	[b]	$42,061	2.68%	[a]	0.85%	[a]	2.29%	[a]
12/31/18	10.12	0.27	(0.42)	(0.15)	(0.29)	-	-	(0.29)	9.68	(1.54%	)	41,379	2.33%		0.85%		2.72%
12/31/17	10.14	0.21	0.09	0.30	(0.26)	-	(0.06)	(0.32)	10.12	2.96%		46,104	1.75%		0.84%		2.08%
12/31/16	9.87	0.18	0.31	0.49	(0.22)	-	-	(0.22)	10.14	4.90%		47,025	1.38%		0.85%		1.77%
12/31/15	10.14	0.03	(0.20)	(0.17)	(0.10)	-	-	(0.10)	9.87	(1.65%	)	47,818	1.09%		0.84%		0.33%
12/31/14	10.32	0.18	0.14	0.32	(0.27)	(0.23)	-	(0.50)	10.14	3.16%		52,008	0.98%		0.85%		1.75%

	Six months ended June 30, 2019[b,r]	Year ended December 31
		2018	2017	2016	2015	2014
Portfolio turnover rate	27%	51%	34%	41%	50%	67%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

p

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/19[r]	$9.59	$0.14	$0.12	$0.26	$(0.09)	$-	$-	$(0.09)	$9.76	2.67%	[b]	$173,040	0.56%	[a]	0.56%	[a,k]	2.99%	[a]
12/31/18	9.73	0.26	(0.11)	0.15	(0.29)	-	-	(0.29)	9.59	1.53%		172,577	0.56%		0.55%		2.66%
12/31/17	9.75	0.20	0.05	0.25	(0.27)	-	(0.00)[d]	(0.27)	9.73	2.55%		213,602	0.55%		0.55%	[k]	2.08%
12/31/16	9.70	0.18	0.09	0.27	(0.22)	-	-	(0.22)	9.75	2.80%		203,294	0.56%		0.55%		1.84%
12/31/15	9.84	0.17	(0.08)	0.09	(0.23)	-	-	(0.23)	9.70	0.93%		155,210	0.55%		0.55%	[k]	1.73%
12/31/14	9.94	0.15	(0.01)	0.14	(0.24)	(0.00)[d]	-	(0.24)	9.84	1.46%		166,438	0.55%		0.55%	[k]	1.50%
Service Class I
6/30/19[r]	$9.58	$0.13	$0.12	$0.25	$(0.08)	$-	$-	$(0.08)	$9.75	2.62%	[b]	$30,538	0.81%	[a]	0.81%	[a,k]	2.74%	[a]
12/31/18	9.72	0.23	(0.11)	0.12	(0.26)	-	-	(0.26)	9.58	1.29%		30,686	0.81%		0.80%		2.42%
12/31/17	9.74	0.18	0.04	0.22	(0.24)	-	(0.00)[d]	(0.24)	9.72	2.29%		30,951	0.80%		0.80%	[k]	1.83%
12/31/16	9.69	0.16	0.09	0.25	(0.20)	-	-	(0.20)	9.74	2.55%		31,787	0.81%		0.80%		1.60%
12/31/15	9.83	0.15	(0.08)	0.07	(0.21)	-	-	(0.21)	9.69	0.68%		24,101	0.80%		0.80%	[k]	1.48%
12/31/14	9.94	0.12	(0.01)	0.11	(0.22)	(0.00)[d]	-	(0.22)	9.83	1.11%		24,288	0.80%		0.80%	[k]	1.26%

	Six months ended June 30, 2019[b,r]	Year ended December 31
		2018	2017	2016	2015	2014
Portfolio turnover rate	21%	54%	51%	96%	51%	86%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/19[r]	$8.17	$0.04	$1.25	$1.29	$-	$-	$-	$9.46	15.87%[b]	$91,885	0.74%[a]	0.91%[a]
12/31/18	10.30	0.07	(0.82)	(0.75)	(0.05)	(1.33)	(1.38)	8.17	(10.19%)	82,609	0.71%	0.66%
12/31/17	9.45	0.06	1.27	1.33	(0.09)	(0.39)	(0.48)	10.30	14.37%	102,033	0.71%	0.64%
12/31/16	8.27	0.10	1.37	1.47	(0.09)	(0.20)	(0.29)	9.45	18.21%	97,747	0.72%	1.21%
12/31/15	10.64	0.09	(0.73)	(0.64)	(0.09)	(1.64)	(1.73)	8.27	(5.63%)	89,557	0.71%	0.89%
12/31/14	10.97	0.13	1.11	1.24	(0.11)	(1.46)	(1.57)	10.64	12.16%	104,745	0.70%	1.19%
Service Class
6/30/19[r]	$8.01	$0.03	$1.23	$1.26	$-	$-	$-	$9.27	15.73%[b]	$21,485	0.99%[a]	0.67%[a]
12/31/18	10.13	0.04	(0.80)	(0.76)	(0.03)	(1.33)	(1.36)	8.01	(10.41%)	18,425	0.96%	0.41%
12/31/17	9.31	0.04	1.24	1.28	(0.07)	(0.39)	(0.46)	10.13	14.08%	17,644	0.96%	0.40%
12/31/16	8.15	0.08	1.35	1.43	(0.07)	(0.20)	(0.27)	9.31	17.92%	13,279	0.97%	0.96%
12/31/15	10.52	0.06	(0.72)	(0.66)	(0.07)	(1.64)	(1.71)	8.15	(5.87%)	11,155	0.96%	0.67%
12/31/14	10.87	0.10	1.10	1.20	(0.09)	(1.46)	(1.55)	10.52	11.88%	9,916	0.95%	0.94%

	Six months ended June 30, 2019[b,r]	Year ended December 31
		2018	2017	2016	2015	2014
Portfolio turnover rate	13%	50%	47%	63%	40%	65%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Special Situations Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/19[r]	$10.51	$0.01	$1.96	$1.97	$-	$-	$-	$-	$12.48	18.74%	[b]	$26,110	1.00%	[a]	0.90%	[a]	0.19%	[a]
12/31/18	11.52	0.07	(0.62)	(0.55)	(0.06)	(0.40)	-	(0.46)	10.51	(4.83%	)	21,976	0.94%		0.80%		0.55%
12/31/17	9.71	0.01	1.82	1.83	(0.02)	-	-	(0.02)	11.52	18.82%		23,093	0.94%		0.80%		0.13%
12/31/16	8.43	0.04	1.30	1.34	(0.04)	-	(0.02)	(0.06)	9.71	15.84%		19,441	0.93%		0.80%		0.43%
12/31/15[g]	10.00	(0.00)[d]	(1.57)	(1.57)	-	-	(0.00)[d]	(0.00)[d]	8.43	(15.67%	)[b]	16,776	1.13%	[a]	0.80%	[a]	(0.07%	)[a]
Service Class I
6/30/19[r]	$10.47	$-	$1.96	$1.96	$-	$-	$-	$-	$12.43	18.72%	[b]	$906	1.25%	[a]	1.15%	[a]	(0.06%	)[a]
12/31/18	11.49	0.03	(0.61)	(0.58)	(0.04)	(0.40)	-	(0.44)	10.47	(5.13%	)	752	1.19%		1.05%		0.29%
12/31/17	9.69	(0.01)	1.81	1.80	-	-	-	-	11.49	18.58%		601	1.19%		1.05%		(0.13%	)
12/31/16	8.42	0.02	1.29	1.31	(0.03)	-	(0.01)	(0.04)	9.69	15.54%		359	1.18%		1.05%		0.18%
12/31/15[g]	10.00	(0.02)	(1.56)	(1.58)	-	-	-	-	8.42	(15.80%	)[b]	183	1.38%	[a]	1.05%	[a]	(0.30%	)[a]

	Six months ended June 30, 2019[b,r]	Year ended December 31			Period ended December 31, 2015[b]
		2018	2017	2016
Portfolio turnover rate	50%	33%	48%	74%	87%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Strategic Emerging Markets Fund

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/19[r]	$10.12	$0.04		$1.58	$1.62	$-	$-	$11.74	16.01%	[b]	$130,555	1.38%	[a]	1.34%	[a]	0.70%	[a]
12/31/18	11.57	0.05		(1.48)	(1.43)	(0.02)	(0.02)	10.12	(12.40%	)	112,363	1.57%		1.35%		0.41%
12/31/17	8.64	0.02		2.92	2.94	(0.01)	(0.01)	11.57	34.02%		95,374	1.50%		1.37%		0.23%
12/31/16	8.15	0.02		0.51	0.53	(0.04)	(0.04)	8.64	6.49%		86,289	1.50%		1.40%		0.29%
12/31/15	9.63	0.03		(1.41)	(1.38)	(0.10)	(0.10)	8.15	(14.23%	)	84,356	1.60%		1.40%		0.34%
12/31/14	10.21	0.04		(0.59)	(0.55)	(0.03)	(0.03)	9.63	(5.41%	)	85,833	1.70%		1.40%		0.42%
Service Class I
6/30/19[r]	$10.13	$0.03		$1.57	$1.60	$-	$-	$11.73	15.79%	[b]	$16,041	1.63%	[a]	1.59%	[a]	0.46%	[a]
12/31/18	11.59	0.02		(1.48)	(1.46)	-	-	10.13	(12.60%	)	14,089	1.82%		1.60%		0.15%
12/31/17	8.66	(0.00)[d]		2.93	2.93	-	-	11.59	33.83%		14,758	1.75%		1.62%		(0.04%	)
12/31/16	8.17	0.00	[d]	0.51	0.51	(0.02)	(0.02)	8.66	6.24%		9,913	1.75%		1.65%		0.03%
12/31/15	9.65	0.01		(1.41)	(1.40)	(0.08)	(0.08)	8.17	(14.46%	)	8,409	1.85%		1.65%		0.09%
12/31/14	10.23	0.01		(0.59)	(0.58)	(0.00)[d]	(0.00)[d]	9.65	(5.63%	)	9,120	1.95%		1.65%		0.14%

	Six months ended June 30, 2019[b,r]	Year ended December 31
		2018	2017	2016	2015	2014
Portfolio turnover rate	19%	38%	36%	32%	39%	44%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The following are nine series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund (“Asset Momentum Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Financial Statements (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such other members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Equity Rotation Fund, Small Cap Equity Fund, and Special Situations Fund characterized all long-term investments at Level 1 and all short-term investments at Level 2, as of June 30, 2019. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2019, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3		Total
Asset Momentum Fund
Asset Investments
Common Stock	$4,688,829	$2,384,572	*	$-		$7,073,401
U.S. Treasury Obligations	-	2,995,359		-		2,995,359
Mutual Funds	13,438,396	-		-		13,438,396
Short-Term Investments	-	7,342,709		-		7,342,709

Total Investments	$18,127,225	$12,722,640		$-		$30,849,865

Asset Derivatives
Futures Contracts	$452,705	$-		$-		$452,705
Forward Contracts	-	7,605				7,605

Total	$452,705	$7,605		$-		$460,310

Dynamic Bond Fund
Asset Investments
Bank Loans (Less Unfunded Loan Commitments)	$-	$10,965,450		$-		$10,965,450
Corporate Debt	-	123,647,672		-		123,647,672
Municipal Obligations	-	452,452		-		452,452
Non-U.S. Government Agency Obligations	-	104,722,791		-		104,722,791
Sovereign Debt Obligations	-	3,399,132		-		3,399,132
U.S. Government Agency Obligations and Instrumentalities	-	65,867,650		-		65,867,650
U.S. Treasury Obligations	-	89,760,254		-		89,760,254
Mutual Funds	2,865,220	-		-		2,865,220
Short-Term Investments	-	34,627,516		-		34,627,516
Unfunded Loan Commitments***	-	-		49	**	49

Total Investments	$2,865,220	$433,442,917		$49		$436,308,186

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
High Yield Fund
Asset Investments
Common Stock	$502,966	$486,120	$-	+,**	$989,086
Preferred Stock	103,008	-	-		103,008
Bank Loans	-	8,686,459	-		8,686,459
Corporate Debt	-	110,507,463	-		110,507,463
Warrants	-	-	1,316	**	1,316
Mutual Funds	10,016,143	-	-		10,016,143
Short-Term Investments	-	1,999,578	-		1,999,578

Total Investments	$10,622,117	$121,679,620	$1,316		$132,303,053

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$5,610,031	$-		$5,610,031
Municipal Obligations	-	74,177	-		74,177
Non-U.S. Government Agency Obligations	-	190,366,521	-		190,366,521
U.S. Government Agency Obligations and Instrumentalities	-	11,731,930	-		11,731,930
U.S. Treasury Obligations	-	309,666,567	-		309,666,567
Purchased Options	-	2,625,106	-		2,625,106
Short-Term Investments	-	102,953,642	-		102,953,642

Total Investments	$-	$623,027,974	$-		$623,027,974

Asset Derivatives
Swap Agreements	$-	$484,624	$-		$484,624

Liability Derivatives
Futures Contracts	$(62,185)	$-	$-		$(62,185)
Swap Agreements	-	(647,864)	-		(647,864)

Total	$(62,185)	$(647,864)	$-		$(710,049)

Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$72,452,211	$-		$72,452,211
Municipal Obligations	-	31,319	-		31,319
Non-U.S. Government Agency Obligations	684,040	107,008,849	-		107,692,889
U.S. Government Agency Obligations and Instrumentalities	-	1,432,052	-		1,432,052
U.S. Treasury Obligations	-	9,738,760	-		9,738,760
Purchased Options	-	2,034,555	-		2,034,555
Mutual Funds	599,265	-	-		599,265
Short-Term Investments	-	6,876,806	-		6,876,806

Total Investments	$1,283,305	$199,574,552	$-		$200,857,857

Asset Derivatives
Futures Contracts	$535,632	$-	$-		$535,632

Liability Derivatives
Futures Contracts	$(1,407,519)	$-	$-		$(1,407,519)
Swap Agreements	-	(102,419)	-		(102,419)

Total	$(1,407,519)	$(102,419)	$-		$(1,509,938)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$2,904,868	$1,804,370	$-	$4,709,238
Brazil	5,837,754	-	-	5,837,754
Cayman Islands	17,130,904	10,181,926	-	27,312,830
Chile	1,710,249	-	-	1,710,249
China	-	7,328,889	-	7,328,889
Colombia	759,063	-	-	759,063
Egypt	-	704,806	-	704,806
France	-	9,107,786	-	9,107,786
Hong Kong	-	7,271,956	-	7,271,956
India	-	15,340,283	-	15,340,283
Indonesia	-	1,748,691	-	1,748,691
Italy	-	2,174,227	-	2,174,227
Mexico	9,557,427	-	-	9,557,427
Netherlands	1,542,762	37,568	-	1,580,330
Philippines	-	4,289,277	-	4,289,277
Republic of Korea	-	4,695,255	-	4,695,255
Russia	-	10,004,011	-	10,004,011
South Africa	-	3,841,168	-	3,841,168
Taiwan	-	5,385,743	-	5,385,743
Thailand	692,781	-	-	692,781
Turkey	-	2,085,946	-	2,085,946
United Arab Emirates	-	576,279	-	576,279
United Kingdom	-	4,456,838	-	4,456,838
United States	4,645,086	-	-	4,645,086
Preferred Stock
Brazil	1,638,872	-	-	1,638,872
India	38,321	-	-	38,321
Singapore	-	-	2,160,355	2,160,355
Mutual Funds	702,921	-	-	702,921
Short-Term Investments	-	7,355,541	-	7,355,541

Total Investments	$47,161,008	$98,390,560	$2,160,355	$147,711,923

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2019 is not presented.

***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of June 30, 2019.

Notes to Financial Statements (Unaudited) (Continued)

The following table shows Fund(s) with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2019.

Statement of Assets and Liabilities location:	Asset Momentum Fund	Dynamic Bond Fund	Equity Rotation Fund	High Yield Fund	Inflation- Protected and Income Fund	Short- Duration Bond Fund	Small Cap Equity Fund	Special Situations Fund	Strategic Emerging Markets Fund

Receivable for:
Collateral pledged for futures contracts			X		X			X
Investments sold on a when-issued basis		X
Collateral pledged for open swap agreements					X

Payables for:
Collateral held for reverse repurchase agreements					X
Collateral held for open purchased options					X	X
Reverse repurchase agreements					X
Investments purchased on a when-issued		X		X
Securities on loan	X	X		X		X	X		X

The Funds, with the exception of the Dynamic Bond Fund and Short-Duration Bond Fund, had no Level 3 transfers during the period ended June 30, 2019. The Dynamic Bond Fund and Short-Duration Bond Fund had Level 3 transfers during the period ended June 30, 2019; however, none of the transfers individually or collectively had a material impact on the Funds.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/18	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 6/30/19	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/19
Strategic Emerging Markets Fund
Preferred Stock	$-	$-	$-	$-	$2,160,355	$-	$-	$-	$2,160,355	$-

The Strategic Emerging Markets Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of

Notes to Financial Statements (Unaudited) (Continued)

liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Strategic Emerging Markets Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Strategic Emerging Markets Fund	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Preferred Stock — $2,160,355
Grab Holdings, Inc.	$2,160,355	Market Approach	Market Transaction	$6.16

Total	$2,160,355

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2019, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Asset Momentum Fund	Equity Rotation Fund	Inflation- Protected and Income Fund	Short- Duration Bond Fund	Special Situations Fund

Foreign Currency Exchange Transaction*
Hedging/Risk Management	M
Directional Exposures to Currencies	A
Intention to Create Investment Leverage in Portfolio	M

Future Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	M	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management			A	A
Duration Management			A	A
Asset/Liability Management			M	A
Substitution for Direct Investment			M	A
Intention to Create Investment Leverage in Portfolio			M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management			A	A
Duration/Credit Quality Management			A	A
Income			A	A
Substitution for Direct Investment			A	A
Intention to Create Investment Leverage in Portfolio			M	M

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Asset Momentum Fund	Equity Rotation Fund	Inflation- Protected and Income Fund	Short- Duration Bond Fund	Special Situations Fund

Foreign Currency Exchange Transaction* (Continued)

Options (Purchased)
Hedging/Risk Management			A	A
Duration/Credit Quality Management			A	A
Substitution for Direct Investment			A	A
Directional Investment			A	A
Intention to Create Investment Leverage in Portfolio			M	M
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At June 30, 2019, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Momentum Fund
Asset Derivatives
Forward Contracts*	$-	$-	$7,605	$-	$7,605
Futures Contracts^^	-	452,705	-	-	452,705

Total Value	$-	$452,705	$7,605	$-	$460,310

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(97,627)	$-	$(97,627)
Futures Contracts	-	1,475,503	-	-	1,475,503

Total Realized Gain (Loss)	$-	$1,475,503	$(97,627)	$-	$1,377,876

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$138,054	$-	$138,054
Futures Contracts	-	1,764,592	-	-	1,764,592

Total Change in Appreciation (Depreciation)	$-	$1,764,592	$138,054	$-	$1,902,646

Equity Rotation Fund
Realized Gain (Loss)#
Futures Contracts	$-	$(69,502)	$-	$-	$(69,502)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$2,625,106	$2,625,106
Swap Agreements*	-	-	-	4,156	4,156
Swap Agreements^^,^^^	-	-	-	480,468	480,468

Total Value	$-	$-	$-	$3,109,730	$3,109,730

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(62,185)	$(62,185)
Swap Agreements^	(236,925)	-	-	(404,221)	(641,146)
Swap Agreements^^,^^^	-	-	-	(6,718)	(6,718)

Total Value	$(236,925)	$-	$-	$(473,124)	$(710,049)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Inflation-Protected and Income Fund (Continued)
Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$(251,547)	$(251,547)
Swap Agreements	35,203	-	-	(131,079)	(95,876)

Total Realized Gain (Loss)	$35,203	$-	$-	$(382,626)	$(347,423)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(101,104)	$(101,104)
Futures Contracts	-	-	-	8,664	8,664
Swap Agreements	143,647	-	-	700,956	844,603

Total Change in Appreciation (Depreciation)	$143,647	$-	$-	$608,516	$752,163

Short-Duration Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$2,034,555	$2,034,555
Futures Contracts^^	-	-	-	535,632	535,632

Total Value	$-	$-	$-	$2,570,187	$2,570,187

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(1,407,519)	$(1,407,519)
Swap Agreements^	(97,380)	-	-	-	(97,380)
Swap Agreements^^,^^^	-	-	-	(5,039)	(5,039)

Total Value	$(97,380)	$-	$-	$(1,412,558)	$(1,509,938)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$(1,502,440)	$(1,502,440)
Swap Agreements	14,469	-	-	11,934	26,403

Total Realized Gain (Loss)	$14,469	$-	$-	$(1,490,506)	$(1,476,037)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(67,425)	$(67,425)
Futures Contracts	-	-	-	(154,811)	(154,811)
Swap Agreements	59,041	-	-	(5,039)	54,002

Total Change in Appreciation (Depreciation)	$59,041	$-	$-	$(227,275)	$(168,234)

Special Situations Fund
Realized Gain (Loss)#
Futures Contracts	$-	$(49,070)	$-	$-	$(49,070)

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open swap agreements, at value.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: forward contracts, futures contracts, or swap agreements, as applicable.
##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, or swap agreements, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

For the period ended June 30, 2019, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Asset Momentum Fund	147	$4,416,136	$-	$-
Equity Rotation Fund	13	-	-	-
Inflation-Protected and Income Fund	50	-	103,986,667	53,020,000
Short-Duration Bond Fund	1,030	-	1,353,333	41,140,000
Special Situations Fund	19	-	-	-

†

Amount(s) disclosed represent average number of contracts for futures contracts and notional amounts for forward contracts, swap agreements, and purchased swaptions, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2019.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of June 30, 2019.

Asset Valuation Inputs

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Asset Momentum Fund
HSBC Bank USA	$7,605	$-	$-	$7,605

Inflation-Protected and Income Fund
Bank of America N.A.	$4,156	$(4,156)	$-	$-
Barclays Bank PLC	1,693,338	-	(1,680,000)	13,338
Credit Suisse International	931,768	-	(931,768)	-

	$2,629,262	$(4,156)	$(2,611,768)	$13,338

Short-Duration Bond Fund
Barclays Bank PLC	$955,333	$-	$(940,000)	$15,333
Credit Suisse International	1,079,222	-	(1,079,222)	-

	$2,034,555	$-	$(2,019,222)	$15,333

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of June 30, 2019.

Liability Valuation Inputs

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Inflation-Protected and Income Fund
Bank of America N.A.	$(404,221)	$4,156	$270,000	$(130,065)
Goldman Sachs International	(167,654)	-	167,654	-
JP Morgan Chase Bank N.A.	(69,271)	-	-	(69,271)

	$(641,146)	$4,156	$437,654	$(199,336)

Short-Duration Bond Fund
Goldman Sachs International	$(97,380)	$-	$-	$(97,380)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2019, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Notes to Financial Statements (Unaudited) (Continued)

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the

Notes to Financial Statements (Unaudited) (Continued)

extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

Notes to Financial Statements (Unaudited) (Continued)

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the

Notes to Financial Statements (Unaudited) (Continued)

value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

Notes to Financial Statements (Unaudited) (Continued)

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The Dynamic Bond Fund entered into certain loan agreements which are unfunded. The Dynamic Bond Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the Dynamic Bond Fund’s Portfolio of Investments. At June 30, 2019, the Dynamic Bond Fund had sufficient cash and/or securities to cover these commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Notes to Financial Statements (Unaudited) (Continued)

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The following table is a summary of the Fund(s) open reverse repurchase transactions which are subject to an MRA on a net basis at June 30, 2019:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral*	Cash Collateral Pledged*	Net Amount
Inflation-Protected and Income Fund
BNP Paribas S.A.	$(61,727,250)	$61,727,250	$-	$-
CIBC	(10,634,200)	10,634,200
Daiwa Securities	(51,906,250)	51,906,250	-	-
Goldman Sachs & Co.	(35,006,722)	35,006,722	-	-
HSBC Bank USA	(56,844,504)	56,844,504	-	-
Morgan Stanley & Co. LLC	(36,431,250)	36,431,250	-	-

	$(252,550,176)	$252,550,176	$-	$-

*

Collateral with a value of $260,193,308 has been pledged in connection with open reverse repurchase transactions. Excess collateral pledged to the individual counterparty is not shown for financial reporting purposes.

During the period ended June 30, 2019, the average balance outstanding for open reverse repurchase agreements for the Inflation-Protected and Income Fund was $247,043,912. The maximum balance outstanding for the Inflation-Protected and Income Fund was $268,456,805 during the period ended June 30, 2019. The weighted average maturity was 41 days, at a weighted average interest rate of 2.685%.

Average balance outstanding was calculated based on daily balances outstanding during the period that the Inflation-Protected and Income Fund had entered into reverse repurchase transactions.

Notes to Financial Statements (Unaudited) (Continued)

The type of underlying collateral and the remaining maturity of open reverse repurchase transactions in relation to the reverse repurchase agreements on the Statements of Assets and Liabilities is as follows:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Inflation-Protected and Income Fund
U.S. Treasury Obligations	$-	$23,712,200	$228,837,976	$-	$252,550,176

Total Borrowings	$-	$23,712,200	$228,837,976	$-	$252,550,176

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2019, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned

Notes to Financial Statements (Unaudited) (Continued)

within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2019.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2019, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares.

Notes to Financial Statements (Unaudited) (Continued)

Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Dynamic Bond Fund, High Yield Fund, Inflation-Protected and Income Fund, and Short-Duration Bond Fund and annually for the Asset Momentum Fund, Equity Rotation Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Asset Momentum Fund	0.60% on the first $500 million; and
0.55% on any excess over $500 million
Dynamic Bond Fund	0.40% on the first $1 billion; and
0.35% on any excess over $1 billion
Equity Rotation Fund	0.45% on the first $500 million; and
0.40% on any excess over $500 million
High Yield Fund	0.60% on the first $300 million; and
0.575% on any excess over $300 million
Inflation-Protected and Income Fund	0.60% on the first $100 million;
0.55% on the next $200 million;
0.50% on the next $200 million; and
0.45% on any excess over $500 million
Short-Duration Bond Fund	0.35% on the first $300 million; and
0.30% on any excess over $300 million

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee
Small Cap Equity Fund	0.65% on the first $100 million;
0.60% on the next $100 million;
0.55% on the next $300 million; and
0.50% on any excess over $500 million
Special Situations Fund	0.60% on the first $500 million; and
0.55% on any excess over $500 million
Strategic Emerging Markets Fund	1.05% on the first $500 million; and
1.00% on any excess over $500 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers based upon each Fund’s average daily net assets, at the following annual rates:

Asset Momentum Fund	0.475%
Equity Rotation Fund	0.30%
High Yield Fund	0.20%
Inflation-Protected and Income Fund	0.08%
Short-Duration Bond Fund	0.08%
Special Situations Fund	0.45%

Effective at the close of business on May 24, 2019, Invesco Advisers, Inc. (“Invesco”), replaced OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, as subadviser to the Small Cap Equity Fund and the Strategic Emerging Markets Fund. MML Advisers has entered into investment subadvisory agreements with Invesco, pursuant to which Invesco serves as the subadviser to each Fund. These agreements provide that Invesco manage the investment and reinvestment of the assets of each Fund. Invesco receives a subadvisory fee from MML Advisers, based upon the average daily net assets of each Fund.

Prior to the close of business on May 24, 2019, MML Advisers had entered into investment subadvisory agreements with OFI on behalf of the Small Cap Equity Fund and the Strategic Emerging Markets Fund. These agreements provided that OFI manage the investment and reinvestment of the assets of the Funds. OFI received a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Small Cap Equity Fund	0.25%
Strategic Emerging Markets Fund	0.70%

MML Advisers has entered into an investment subadvisory agreement with the unaffiliated investment subadviser, DoubleLine Capital, LP (“DoubleLine”), pursuant to which DoubleLine serves as the subadviser to the Dynamic Bond Fund. This agreement provides that DoubleLine manage the investment and reinvestment of the assets of the Fund. DoubleLine receives a subadvisory fee from MassMutual based upon the average daily net assets of the Fund.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Administration Fees

For the Asset Momentum Fund, Dynamic Bond Fund, Equity Rotation Fund, High Yield Fund, Short-Duration Bond Fund, Special Situations Fund, and Strategic Emerging Markets Fund, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and

Notes to Financial Statements (Unaudited) (Continued)

shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class II	Service Class I
Asset Momentum Fund	0.15%	0.15%
Dynamic Bond Fund	0.15%	0.15%
Equity Rotation Fund	0.15%	0.15%
High Yield Fund	0.15%	0.15%
Short-Duration Bond Fund	0.15%	0.15%
Special Situations Fund	0.15%	0.15%
Strategic Emerging Markets Fund	0.15%	0.15%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Strategic Emerging Markets Fund*	1.35%	1.60%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2020.

Prior to May 1, 2019, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
Asset Momentum Fund	0.80%	1.05%
Dynamic Bond Fund	0.60%	0.85%
Equity Rotation Fund	0.65%	0.90%
Short-Duration Bond Fund	0.55%	0.80%
Special Situations Fund	0.80%	1.05%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers waived 0.10% of the advisory fee of the High Yield Fund through April 30, 2019. Effective May 1, 2019, MML Advisers has agreed to waive 0.07% of the advisory fee of the High Yield Fund through April 30, 2020.

MML Advisers has agreed to voluntarily waive 0.04% of the advisory fee of the Strategic Emerging Markets Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2019, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Asset Momentum Fund	$-	$887,842	$-	$-
Dynamic Bond Fund	60,184,292	58,151,478	92,551,028	64,850,438
Equity Rotation Fund	-	31,279,052	-	28,131,321
High Yield Fund	-	39,168,576	-	39,023,701
Inflation-Protected and Income Fund	81,306,931	58,652,086	83,063,332	52,959,625
Short-Duration Bond Fund	9,218,711	31,830,605	3,673,645	49,886,955
Small Cap Equity Fund	-	14,446,762	-	16,995,032
Special Situations Fund	-	16,506,551	-	11,998,517
Strategic Emerging Markets Fund	-	26,511,745	-	27,473,232

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales
Small Cap Equity Fund	$14,624	$-
Strategic Emerging Markets Fund	17,767	-

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018

	Shares	Amount	Shares	Amount

Asset Momentum Fund Class II
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	246,853	2,557,803
Redeemed	-	-	-	-

Net increase (decrease)	-	$-	246,853	$2,557,803

Asset Momentum Fund Service Class I
Sold	4,964	$52,032	25,716	$309,067
Issued as reinvestment of dividends	-	-	14,727	151,157
Redeemed	(12,066)	(126,197)	(14,056)	(169,101)

Net increase (decrease)	(7,102)	$(74,165)	26,387	$291,123

Dynamic Bond Fund Class II
Sold	1,871,374	$18,417,013	1,466,284	$14,480,002
Issued as reinvestment of dividends	478,306	4,692,185	1,532,895	14,819,194
Redeemed	(4,977,534)	(49,089,162)	(4,213,885)	(40,820,214)

Net increase (decrease)	(2,627,854)	$(25,979,964)	(1,214,706)	$(11,521,018)

Dynamic Bond Fund Service Class I
Sold	174,911	$1,716,664	281,696	$2,740,006
Issued as reinvestment of dividends	7,902	77,286	18,425	177,628
Redeemed	(31,365)	(307,981)	(90,546)	(881,343)

Net increase (decrease)	151,448	$1,485,969	209,575	$2,036,291

Equity Rotation Fund Class II
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	347,932	4,188,659
Redeemed	-	-	-	-

Net increase (decrease)	-	$-	347,932	$4,188,659

Equity Rotation Fund Service Class I
Sold	5,871	$70,260	35,629	$484,337
Issued as reinvestment of dividends	-	-	19,355	231,195
Redeemed	(7,105)	(84,165)	(11,388)	(153,245)

Net increase (decrease)	(1,234)	$(13,905)	43,596	$562,287

High Yield Fund Class II
Sold	1,445,885	$13,890,920	431	$4,247
Issued as reinvestment of dividends	135,292	1,294,746	591,969	5,687,310
Redeemed	(1,787,481)	(17,164,575)	(1,375,346)	(13,230,645)

Net increase (decrease)	(206,304)	$(1,978,909)	(782,946)	$(7,539,088)

High Yield Fund Service Class I
Sold	461,517	$4,391,204	915,670	$8,967,463
Issued as reinvestment of dividends	72,483	691,483	263,189	2,516,383
Redeemed	(318,400)	(3,029,524)	(661,278)	(6,448,888)

Net increase (decrease)	215,600	$2,053,163	517,581	$5,034,958

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018

	Shares	Amount	Shares	Amount

Inflation-Protected and Income Fund Initial Class
Sold	2,150,938	$21,336,385	3,487,180	$34,922,361
Issued as reinvestment of dividends	38,129	380,906	1,122,241	11,103,254
Redeemed	(2,805,405)	(28,017,899)	(9,718,069)	(95,970,153)

Net increase (decrease)	(616,338)	$(6,300,608)	(5,108,648)	$(49,944,538)

Inflation-Protected and Income Fund Service Class
Sold	246,229	$2,445,357	596,678	$5,917,708
Issued as reinvestment of dividends	4,931	49,010	129,905	1,280,315
Redeemed	(427,369)	(4,247,832)	(1,007,377)	(9,932,312)

Net increase (decrease)	(176,209)	$(1,753,465)	(280,794)	$(2,734,289)

Short-Duration Bond Fund Class II
Sold	1,326,359	$12,920,241	1,481,517	$14,402,901
Issued as reinvestment of dividends	150,297	1,451,868	592,658	5,711,370
Redeemed	(1,748,119)	(16,932,354)	(6,028,871)	(58,363,103)

Net increase (decrease)	(271,463)	$(2,560,245)	(3,954,696)	$(38,248,832)

Short-Duration Bond Fund Service Class I
Sold	493,045	$4,772,385	1,226,437	$11,855,406
Issued as reinvestment of dividends	26,212	252,939	85,713	824,955
Redeemed	(589,223)	(5,693,261)	(1,292,508)	(12,498,648)

Net increase (decrease)	(69,966)	$(667,937)	19,642	$181,713

Small Cap Equity Fund Initial Class
Sold	246,842	$2,266,358	405,551	$4,090,986
Issued as reinvestment of dividends	-	-	1,219,087	12,792,106
Redeemed	(651,701)	(5,999,261)	(1,420,496)	(14,639,617)

Net increase (decrease)	(404,859)	$(3,732,903)	204,142	$2,243,475

Small Cap Equity Fund Service Class
Sold	168,896	$1,515,615	551,091	$5,383,342
Issued as reinvestment of dividends	-	-	249,416	2,569,206
Redeemed	(151,369)	(1,365,789)	(242,579)	(2,379,816)

Net increase (decrease)	17,527	$149,826	557,928	$5,572,732

Special Situations Fund Class II
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	86,549	930,068
Redeemed	-	-	-	-

Net increase (decrease)	-	$-	86,549	$930,068

Special Situations Fund Service Class I
Sold	2,044	$25,014	26,412	$320,267
Issued as reinvestment of dividends	-	-	2,702	28,951
Redeemed	(956)	(11,534)	(9,618)	(117,423)

Net increase (decrease)	1,088	$13,480	19,496	$231,795

Strategic Emerging Markets Fund Class II
Sold	822,774	$8,968,269	4,375,527	$49,023,980
Issued as reinvestment of dividends	-	-	15,159	170,692
Redeemed	(799,548)	(8,972,814)	(1,533,517)	(17,272,281)

Net increase (decrease)	23,226	$(4,545)	2,857,169	$31,922,391

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018

	Shares	Amount	Shares	Amount

Strategic Emerging Markets Fund Service Class I
Sold	94,681	$1,067,173	414,288	$4,680,720
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(118,119)	(1,340,940)	(296,650)	(3,363,088)

Net increase (decrease)	(23,438)	$(273,767)	117,638	$1,317,632

6.	Federal Income Tax Information

At June 30, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$28,606,497	$2,450,996	$(207,628)	$2,243,368
Dynamic Bond Fund	427,613,793	15,324,480	(6,630,087)	8,694,393
Equity Rotation Fund	27,817,226	4,077,366	(436,716)	3,640,650
High Yield Fund	136,327,927	4,032,876	(8,057,750)	(4,024,874)
Inflation-Protected and Income Fund	612,468,326	12,005,298	(1,445,650)	10,559,648
Short-Duration Bond Fund	198,769,580	3,794,461	(1,706,184)	2,088,277
Small Cap Equity Fund	99,594,374	24,853,020	(6,922,764)	17,930,256
Special Situations Fund	22,639,567	5,916,568	(1,570,228)	4,346,340
Strategic Emerging Markets Fund	129,126,188	25,065,496	(6,479,761)	18,585,735

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2018, for federal income tax purposes, there were no unused capital losses.

At December 31, 2018 the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long term Capital Loss Carryforward
Dynamic Bond Fund	$4,355,770	$2,250,509
High Yield Fund	273,225	3,751,173
Inflation-Protected and Income Fund	1,879,589	8,619,300
Short-Duration Bond Fund	145,230	5,050,975
Strategic Emerging Markets Fund	3,860,933	366,071

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) elected to defer to the fiscal year beginning January 1, 2019, post-October capital losses:

	Post-October Loss	Post October Currency Loss
Asset Momentum Fund	$2,488,740	$-
Special Situations Fund	190,711	-

The following Fund(s) elected to defer to the fiscal year beginning January 1, 2019, late year ordinary losses:

Amount
Asset Momentum Fund	$414

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2018, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Asset Momentum Fund	$347,841	$2,361,119	$-
Dynamic Bond Fund	14,996,822	-	-
Equity Rotation Fund	278,900	4,140,954	-
High Yield Fund	8,194,092	-	9,601
Inflation-Protected and Income Fund	12,383,569	-	-
Short-Duration Bond Fund	6,536,325	-	-
Small Cap Equity Fund	3,814,954	11,546,358	-
Special Situations Fund	132,626	826,393	-
Strategic Emerging Markets Fund	170,692	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2018:

Amount
Strategic Emerging Markets Fund	$177,382

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2018, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, swap agreements, premium amortization accruals, passive foreign investment companies, non-taxable dividends basis adjustments, partnership basis adjustments, the deferral of wash sale losses, and deferred Trustee compensation.

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$-	$-	$(2,491,020)	$83,397
Dynamic Bond Fund	932,273	(6,606,279)	(33,619)	(11,921,944)
Equity Rotation Fund	-	573,047	(1,967)	332,395
High Yield Fund	-	(4,024,398)	(21,535)	(11,098,471)
Inflation-Protected and Income Fund	429,910	(10,498,889)	(90,563)	(10,897,503)
Short-Duration Bond Fund	123,742	(5,196,205)	(36,188)	(3,014,598)
Small Cap Equity Fund	1,617,822	8,503,002	(33,490)	2,017,581
Special Situations Fund	231	-	(192,365)	1,261,605
Strategic Emerging Markets Fund	321,803	(4,227,004)	(13,882)	3,085,183

The Funds did not have any unrecognized tax benefits at June 30, 2019, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2019, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to

Notes to Financial Statements (Unaudited) (Continued)

recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amount sought to be recovered from the Small Cap Equity Fund is approximately $93,500, plus interest and the Official Committee’s court costs.

The Fund cannot predict the outcome of this proceeding. Accordingly, the Fund has not accrued any amounts related to this proceeding. If the proceeding were to be decided in a manner adverse to the Fund, or if the Fund was to enter into a settlement agreement with the Trustee, the payment of such judgment or settlement could potentially have a material adverse effect on the Fund’s net asset value depending on the net assets of the Fund at the time of such judgment or settlement.

10.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2019, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Tina Wilson resigned as President of the Trust effective as of August 9, 2019. Eric H. Wietsma was elected as President of the Trust effective August 9, 2019.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

Effective for periods ending on or after March 31, 2019, the Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT will be available on the SEC’s EDGAR database on its website at http://www.sec.gov. For periods ending prior to March 31, 2019, this information was filed on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in March 2019, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved new subadvisory agreements with Invesco Advisers, Inc. (“Invesco Advisers”) for the Small Cap Equity Fund and Strategic Emerging Markets Fund (the “Funds” and the “New Subadvisory Agreements”) due to the expected purchase of the Oppenheimer organization by the Invesco organization. The Trustees discussed with MML Advisers and considered information about, among other things: the nature of the transaction, the familiarity of MML Advisers and the Funds’ Compliance Team with Invesco Advisers, and the general familiarity of the Trustees with Invesco Advisers. The Trustees also considered that the appointment of Invesco Advisers would not result in any change in the investment strategies or portfolio management teams of the Funds, or in the fees or expenses of the Funds. In their deliberations, the Trustees were advised by independent counsel.

Prior to the votes being taken to approve the New Subadvisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The New Subadvisory Agreements became effective at the close of business on May 24, 2019.

At their meetings in May and June 2019, the Contract Committee (the “Committee”) and the Trustees, including the Independent Trustees, re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Asset Momentum Fund, Dynamic Bond Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

Other Information (Unaudited) (Continued)

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2018. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that the total net expense ratios for the following Funds were within the top sixty percent of their peer groups, and in most cases in the top fifty percent. Those Funds include the Asset Momentum Fund, Dynamic Bond Fund, Equity Rotation Fund, High Yield Fund, Small Cap Equity Fund, and Special Situations Fund. Of those Funds, all had net advisory fees at or below the medians of their peers.

In the case of the Short-Duration Bond Fund and Strategic Emerging Markets Fund, the Committee considered that each Fund had a total net expense ratio outside the top sixty percent of their peer groups, but a net advisory fee below the peer group median.

The Committee considered the Inflation-Protected and Income Fund, which had a relatively high total net expense ratio and net advisory fee, but whose net advisory fee MML Advisers considered to be within an appropriate range for the reason described below. MML Advisers noted that the advisory agreement for this Fund requires the adviser itself to bear some or all of the Fund’s shareholder servicing expense. The Committee considered MML Advisers’ statement that, if the net advisory fee for this Fund was reduced by the portion of the fee attributable to administrative services (which include shareholder services), the net advisory fee would be less than the peer group median. The Committee also considered MML Advisers’ statement that the Fund’s total net expenses include interest expense on the Fund’s reverse repurchase agreement program, that the Fund makes a positive spread on that interest expense, and that, in the absence of that expense, the Fund’s total net expense ratio would be competitive with those of its peers.

The Committee determined on the basis of these factors that the expenses of those Funds were consistent with the continuation of their advisory agreements.

The Committee considered that the following Funds achieved one- and three-year investment performance above the medians of their performance categories, or in the top sixty percent of their performance categories. Those included the Dynamic Bond Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund.

The Committee considered that each of the Asset Momentum Fund, Equity Rotation Fund, and High Yield Fund had achieved favorable three-year relative performance, but had experienced less favorable one-year performance. The Committee took into account MML Advisers’ continued confidence in the longer-term performance of the subadvisers in question.

Other Information (Unaudited) (Continued)

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2019

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2019:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2019.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Asset Momentum Fund
Class II	$1,000	0.89%	$1,227.20	$4.86	$1,020.20	$4.41
Service Class I	1,000	1.15%	1,225.20	6.27	1,018.90	5.69
Dynamic Bond Fund
Class II	1,000	0.59%	1,064.80	2.99	1,021.60	2.92
Service Class I	1,000	0.84%	1,063.30	4.25	1,020.40	4.16
Equity Rotation Fund
Class II	1,000	0.73%	1,097.30	3.75	1,020.90	3.62
Service Class I	1,000	0.98%	1,096.80	5.04	1,019.70	4.85
High Yield Fund
Class II	1,000	0.77%	1,082.60	3.93	1,020.70	3.82
Service Class I	1,000	1.02%	1,081.20	5.21	1,019.50	5.05

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Initial Class	$1,000	0.60%	$1,061.90	$3.03	$1,021.60	$2.97
Service Class	1,000	0.85%	1,061.20	4.30	1,020.40	4.21
Short-Duration Bond Fund
Class II	1,000	0.56%	1,026.70	2.78	1,021.80	2.78
Service Class I	1,000	0.81%	1,026.20	4.02	1,020.50	4.01
Small Cap Equity Fund
Initial Class	1,000	0.74%	1,158.70	3.92	1,020.90	3.67
Service Class	1,000	0.99%	1,157.30	5.24	1,019.70	4.90
Special Situations Fund
Class II	1,000	0.90%	1,187.40	4.83	1,020.10	4.46
Service Class I	1,000	1.15%	1,187.20	6.17	1,018.90	5.69
Strategic Emerging Markets Fund
Class II	1,000	1.34%	1,160.10	7.10	1,017.90	6.63
Service Class I	1,000	1.59%	1,157.90	8.41	1,016.70	7.86

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2019, multiplied by the average account value over the period, multiplied by 179 days in the period, divided by 365 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2019 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-45235-02

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b) Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MML Series Investment Fund II

By (Signature and Title)        /s/ Eric Wietsma

                                              Eric Wietsma, President and Principal Executive Officer

Date      8/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Eric Wietsma

                                              Eric Wietsma, President and Principal Executive Officer

Date      8/22/2019

By (Signature and Title)        /s/ Renee Hitchcock

                                              Renee Hitchcock, Treasurer and Principal Financial Officer

Date      8/22/2019